                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648

                                 WT Mutual Fund
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                  MOODY'S/S&P     PRINCIPAL
                                                                  RATINGS(1)       AMOUNT           VALUE
                                                                 ------------   ------------   --------------
CORPORATE BONDS -- 1.8%
      Royal Bank of Canada Financial Corp. LP, 0.66%,
         04/06/11** (COST $45,485,679)                              NR, NR      $ 45,500,000   $   45,485,679
                                                                                               --------------
CERTIFICATES OF DEPOSIT -- 13.5%
      Australia & New Zealand, NY, 0.32%, 03/10/11                 P-1, A-1+      50,000,000       50,000,000
      Bank of Montreal, NY, 0.23%, 10/22/10                        P-1, A-1       50,000,000       50,000,000
      Bank of Nova Scotia, TX, 0.25%, 10/06/10                     P-1, A-1+      50,000,000       50,000,000
      National Australia Bank, NY, 0.25%, 11/10/10                 P-1, A-1+      50,000,000       50,000,000
      Rabobank Nederland, NY, 0.42%, 02/01/11                      P-1, A-1+      50,000,000       50,000,000
      Svenska Hanelsbanken, NY, 0.38%, 10/13/10                    P-1, A-1+      50,000,000       50,000,083
      Westpac Bank, NY, 0.36%, 10/04/10                            P-1, A-1+      50,000,000       50,000,042
                                                                                               --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $350,000,125)                                              350,000,125
                                                                                               --------------
COMMERCIAL PAPER -- 29.4%
      American Honda Finance Corp., 0.26%, 12/16/10**              P-1, A-1       44,246,000       44,221,714
      Barclays US Funding LLC, 0.15%, 10/01/10*                    P-1, A-1+     100,000,000      100,000,000
      Coca-Cola Co., 0.23%, 12/21/10*                              P-1, A-1       30,000,000       29,984,475
      Merck & Co., Inc., 0.21%, 10/20/10*                          P-1, A-1+      50,000,000       49,994,458
      Nestle Capital Corp.., 0.26%, 11/12/10*                      P-1, A-1+      25,000,000       24,992,417
      Sanofi-Aventis, 0.24%, 11/24/10*                             P-1, A-1+      50,000,000       49,982,000
      Societe Generale, 0.26%, 10/01/10*                           P-1, A-1       50,000,000       50,000,000
      The Procter & Gamble Co., 0.27%, 11/18/10*                   P-1, A-1+      32,500,000       32,488,300
      The Procter & Gamble Co., 0.25%, 10/06/10*                   P-1, A-1+      17,500,000       17,499,392
      BP Capital Markets PLC, 0.48%, 01/04/11*                     P-1, A-1       50,000,000       49,936,667
      Societe Generale, 0.14%, 10/01/10*                           P-1, A-1       50,000,000       50,000,000
      Commonwealth Bank of Australia, 0.28%, 11/05/10*             P-1, A-1+      47,300,000       47,287,124
      General Electric Capital Corp., 0.24%, 12/20/10*             P-1, A-1+      50,000,000       49,973,333
      Metlife Short-Term Funding, 0.64%, 02/14/11*                 P-1, A-1+      25,000,000       24,939,556
      Novartis Finance Corp., 0.27%, 12/06/10*                     P-1, A-1+      22,170,000       22,159,026
      Novartis Finance Corp., 0.49%, 05/09/11*                     P-1, A-1+      19,265,000       19,207,312
      Shell International Finance BV, 0.70%, 04/01/11*             P-1, A-1+      25,000,000       24,911,528
      Shell International Finance BV, 0.72%, 06/02/11*             P-1, A-1+      25,000,000       24,878,000
      Toyota Motor Credit Corp., 0.33%, 01/20/11*                  P-1, A-1+      30,000,000       29,969,475
      Toyota Motor Credit Corp., 0.37%, 02/07/11*                  P-1, A-1+      19,000,000       18,974,809
                                                                                               --------------
   TOTAL COMMERCIAL PAPER (COST $761,399,586)                                                     761,399,586
                                                                                               --------------
MUNICIPAL COMMERCIAL PAPER -- 18.1%
      Alaska Housing Finance Corp., 0.40%, 10/15/10                P-1, A-1+      28,139,000       28,134,623
      Baltimore Cnty., MD, 0.35%, 01/19/11                         P-1, A-1+      17,300,000       17,300,000
      Baltimore Cnty., MD, Ser. 2002, 0.30%, 12/07/10              P-1, A-1+      25,900,000       25,900,000
      Brown Univ., Ser. A, 0.35%, 10/04/10                         P-1, A-1+      13,700,000       13,699,600
      Catholic Health Initiatives CO., Ser. A, 0.35%, 11/29/10     P-1, A-1+      40,870,000       40,870,000
      Catholic Health Initiatives CO., Ser. A, 0.55%, 10/05/10     P-1, A-1+       8,063,000        8,063,000
      City of Houston, TX, G.O. Ser. H-2, 0.30%, 11/03/10          P-1, A-1+      20,000,000       20,000,000
      Harris Cnty., TX, 0.30%, 12/20/10                            P-1, A-1+      42,500,000       42,500,000
      Las Vegas Valley, NV, Water District, 0.30%, 12/03/10        P-1, A-1+      30,000,000       30,000,000
      Maryland Health & Educ. Fac. Auth. (Johns Hopkin
         University), 0.30%, 12/01/10                              P-1, A-1+      24,726,000       24,726,000
      Massachussetts State Health & Educ. Fac. Auth. (Harvard
         University), 0.28%, 12/06/10                              P-1, A-1+      33,947,000       33,947,000
      Ohio Higher Educ. Fac. (Case Western Univ.), 0.32%,
         12/08/10                                                  P-1, A-1+      20,700,000       20,700,000
      Ohio Higher Educ. Fac. (Case Western Univ.), 0.27%,
         10/04/10                                                  P-1, A-1+      17,900,000       17,900,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                  MOODY'S/S&P     PRINCIPAL
                                                                  RATINGS(1)       AMOUNT           VALUE
                                                                 ------------   ------------   --------------
      Rochester Health Care, Ser. 2001-B, MN (Mayo
         Foundation), 0.30%, 11/08/10                            VMIG-1, A-1+   $ 20,000,000   $   20,000,000
      Sunshine St. Govt. Fin. FL, 0.37%, 10/06/10                  P-1, A-1+      31,500,000       31,500,000
      Tenn. St School Board Auth., TN, 0.26%, 10/14/10             P-1, A-1+      12,575,000       12,575,000
      Trinity Health Corp., 0.33%, 10/14/10                        P-1, A-1+      25,000,000       24,997,021
      Univ. of California, 0.28%, 10/21/10                         P-1, A-1+      18,000,000       18,000,000
      Vanderbilt University, Ser. C, 0.30%, 10/26/10               P-1, A-1+      38,000,000       37,992,083
                                                                                               --------------
   TOTAL MUNICIPAL COMMERCIAL PAPER (COST $468,804,327)                                           468,804,327
                                                                                               --------------
MUNICIPAL BONDS -- 12.8%
      City of New York, NY Gen. Oblig. Bonds Fiscal 2009
         Sub-Ser. J-10, 0.27%, 08/01/27**                        VMIG-1, A-1+     33,400,000       33,400,000
      Connecticut St. Housing Fin. Auth., 0.24%, 05/15/39**       VMIG-1, A-1     80,000,000       80,000,000
      New Hampshire Health & Educ. Fac. Auth. VRDB (Dartmouth
         College), 0.20%, 06/01/32**                             VM1G-1, A-1+     30,985,000       30,985,000
      Texas Transportation Commission VRDB, 0.30%, 04/01/36**     VMIG-1, NA      43,200,000       43,200,000
      Washington State Health Care Fac. Auth., 0.28%,
         01/01/32**                                              VMIG-1, A-1+     65,475,000       65,475,000
      Wisconsin Housing & Econ. Dev. Auth. Home Ownership
         Rev., 0.35%, 03/01/36**                                  VMIG-1, A-1     79,735,000       79,735,000
                                                                                               --------------
   TOTAL MUNICIPAL BONDS (COST $332,795,000)                                                      332,795,000
                                                                                               --------------
U.S. AGENCY OBLIGATIONS -- 1.9%
   FEDERAL HOME LOAN BANKS NOTES -- 0.8%
      Federal Home Loan Banks Notes, 0.65%, 05/19/11                              20,000,000       19,998,402
                                                                                               --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.1%
      Federal National Mortgage Association Notes, 0.24%,
         10/01/10                                                                 30,000,000       30,000,000
                                                                                               --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $49,998,402)                                                49,998,402
                                                                                               --------------
ASSET-BACKED COMMERCIAL PAPER -- 4.6%
   CONSUMER PRODUCTS -- 4.6%
      Old Line Funding, 0.27%, 12/01/10*                           P-1, A-1+      50,000,000       49,977,125
      Straight-A Funding LLC, 0.37%, 10/04/10*                     P-1, A-1+      68,000,000       67,997,903
                                                                                               --------------
   TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $117,975,028)                                        117,975,028
                                                                                               --------------
REPURCHASE AGREEMENTS -- 16.6%
      With Bank of America Corp: at 0.22%, dated 09/30/10, to
         be repurchased on 10/01/10, repurchase price
         $279,001,705 (collateralized by Federal National
         Mortgage Association Notes, ranging in par value
         $41,937,534-114,192,664, 4.50%, 08/01/30-10/01/40,
         and Government National Mortgage Association Notes,
         par value $117,726,964, 4.50%, 07/15/40; total market
         value of $287,370,001)                                                  279,000,000      279,000,000
      With First Boston Credit Suisse: at 0.20%, dated
         09/30/10, to be repurchased on 10/01/10, repurchase
         price $150,000,833 (collateralized by Government
         National Mortgage Association Notes, par value
         $50,023,000-90,295,000, coupon rates ranging
         2.25%-4.125%, 05/31/14-05/15/15; total market value
         of $153,004,488)                                                        150,000,000      150,000,000
                                                                                               --------------
   TOTAL REPURCHASE AGREEMENTS (COST $429,000,000)                                                429,000,000
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
MONEY MARKET MUTUAL FUNDS -- 1.3%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                                     33,753,491       33,753,491

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

TOTAL INVESTMENTS -- 100.0% (Cost $2,589,211,638)+                                             $2,589,211,638
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                         (68,491)
                                                                                               --------------
NET ASSETS -- 100.0%                                                                           $2,589,143,147
                                                                                               ==============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

G.O. - General Obligation

PLC  - Public Limited Company

VRDB - Variable Rate Demand Bonds

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                                    LEVEL 2 -       LEVEL 3 -
                                TOTAL VALUE AT                     SIGNIFICANT     SIGNIFICANT
                                 SEPTEMBER 30,      LEVEL 1 -      OBSERVABLE     UNOBSERVABLE
                                    2010         QUOTED PRICES        INPUTS         INPUTS
                                --------------   -------------   --------------   ------------
Corporate Debt                  $1,156,885,390    $        --    $1,156,885,390        $--
U.S. Agency Obligations             49,998,402             --        49,998,402         --
Asset-backed Commercial Paper      117,975,028             --       117,975,028         --
Municipal Securities               801,599,327             --       801,599,327         --
Repurchase Agreements              429,000,000             --       429,000,000         --
Money Market Mutual Funds           33,753,491     33,753,491                --         --
                                --------------    -----------    --------------        ---
Total                           $2,589,211,638    $33,753,491    $2,555,458,147        $--
                                --------------    -----------    --------------        ---

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                                 PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                               ------------   --------------
U.S. AGENCY OBLIGATIONS -- 56.3%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 2.2%
      Federal Home Loan Banks Discount Notes, 0.27%, 12/01/10                  $ 39,095,000   $   39,077,114
                                                                                              --------------
   FEDERAL HOME LOAN BANKS NOTES -- 7.9%
      Federal Home Loan Banks Notes, 0.45%, 12/29/10                             50,000,000       50,000,000
      Federal Home Loan Banks Notes, 0.95%, 02/03/11                             50,000,000       50,122,650
      Federal Home Loan Banks Notes, 0.42%, 02/17/11                             25,000,000       24,999,104
      Federal Home Loan Banks Notes, 0.65%, 05/19/11                             15,000,000       14,997,148
                                                                                              --------------
                                                                                                 140,118,902
                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 19.8%
      Federal Home Loan Mortgage Corporation Discount Notes, 0.20%, 10/12/10     53,000,000       52,996,761
      Federal Home Loan Mortgage Corporation Discount Notes, 0.20%, 10/26/10     50,000,000       49,993,056
      Federal Home Loan Mortgage Corporation Discount Notes, 0.21%, 11/09/10     50,000,000       49,988,625
      Federal Home Loan Mortgage Corporation Discount Notes, 0.21%, 12/01/10     45,496,000       45,480,197
      Federal Home Loan Mortgage Corporation Discount Notes, 0.27%, 12/06/10     25,000,000       24,987,625
      Federal Home Loan Mortgage Corporation Discount Notes, 0.26%, 01/03/11     21,662,000       21,647,294
      Federal Home Loan Mortgage Corporation Discount Notes, 0.19%, 01/19/11     25,000,000       24,985,486
      Federal Home Loan Mortgage Corporation Discount Notes, 0.21%, 02/14/11     33,597,000       33,570,346
      Federal Home Loan Mortgage Corporation Discount Notes, 0.22%, 02/23/11     25,000,000       24,977,847
      Federal Home Loan Mortgage Corporation Discount Notes, 0.25%, 05/17/11     25,000,000       24,960,417
                                                                                              --------------
                                                                                                 353,587,654
                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.3%
      Federal Home Loan Mortgage Corporation Notes, 3.13%, 10/25/10              25,000,000       25,047,426
      Federal Home Loan Mortgage Corporation Notes, 4.75%, 01/18/11              50,000,000       50,674,870
                                                                                              --------------
                                                                                                  75,722,296
                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 19.3%
      Federal National Mortgage Association Discount Notes, 0.20%, 10/18/10      47,684,000       47,679,497
      Federal National Mortgage Association Discount Notes, 0.21%, 11/03/10      40,725,000       40,717,160
      Federal National Mortgage Association Discount Notes, 0.30%, 11/15/10      25,000,000       24,990,625
      Federal National Mortgage Association Discount Notes, 0.21%, 11/24/10      25,000,000       24,992,125
      Federal National Mortgage Association Discount Notes, 0.23%, 12/01/10      25,000,000       24,990,469
      Federal National Mortgage Association Discount Notes, 0.25%, 12/20/10      25,000,000       24,986,111
      Federal National Mortgage Association Discount Notes, 0.20%, 01/18/11      25,000,000       24,984,861
      Federal National Mortgage Association Discount Notes, 0.30%, 01/18/11      25,000,000       24,977,292
      Federal National Mortgage Association Discount Notes, 0.21%, 03/01/11      25,000,000       24,977,979
      Federal National Mortgage Association Discount Notes, 0.21%, 03/02/11      40,000,000       39,964,533
      Federal National Mortgage Association Discount Notes, 0.22%, 03/23/11      41,450,000       41,406,178
                                                                                              --------------
                                                                                                 344,666,830
                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.8%
      Federal National Mortgage Association Notes, 0.20%, 11/01/10               50,000,000       49,991,389
                                                                                              --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $1,003,164,185)                                         1,003,164,185
                                                                                              --------------
REPURCHASE AGREEMENTS -- 43.7%
      With Bank of America Corp: at 0.22%, dated 09/30/10, to be repurchased on 10/01/10, repurchasing price $379,349,318 (collaterized by
         Federal National Mortgage Association Notes, par value ranging
         $1,680,020-173,983,834, coupon rates 4.00%-6.00%,
         02/01/23-07/01/40, and Federal Home Loan Mortgage Corporation
         Notes, par value $22,641,598, 5.00%, 07/01/40; total market value
         of $390,727,411)                                                       379,347,000     379,347,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                                 PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                               ------------   --------------
      With First Boston Credit Suisse: at 0.20%, dated 09/30/10, to be repurchased on 10/01/10, repurchasing price $400,002,222
         (collateralized by Federal Home Loan Mortgage Corporation Notes,
         par value $23,169,000-343,836,700, coupon rates ranging
         1.00%-4.125%, 04/30/12-05/15/15; total market value of
         $408,002,373)                                                          400,000,000   $  400,000,000
                                                                                              --------------
   TOTAL REPURCHASE AGREEMENTS (COST $779,347,000)                                               779,347,000
                                                                                              --------------

                                                                                  SHARES
                                                                               ------------
MONEY MARKET MUTUAL FUNDS -- 0.0%
     BlackRock Liquidity Funds FedFund Portfolio - Institutional Series                  13               13
                                                                                              --------------
TOTAL INVESTMENTS -- 100.0% (Cost $1,782,511,198)+                                            $1,782,511,198
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                        768,999
                                                                                              --------------
NET ASSETS -- 100.0%                                                                          $1,783,280,197
                                                                                              ==============

(1) The interest rate shown is the effective yield as of the date of purchase.

+    Cost for federal income tax purposes.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                                LEVEL 2 -       LEVEL 3 -
                            TOTAL VALUE AT                     SIGNIFICANT     SIGNIFICANT
                             SEPTEMBER 30,     LEVEL 1 -       OBSERVABLE     UNOBSERVABLE
                                 2010        QUOTED PRICES       INPUTS          INPUTS
                            --------------   -------------   --------------   ------------
U.S. Agency Obligations     $1,003,164,185        $--        $1,003,164,185        $--
Repurchase Agreements          779,347,000         --           779,347,000         --
Money Market Mutual Funds               13         13                  --           --
                            --------------        ---        --------------        ---
Total                       $1,782,511,198        $13        $1,782,511,185        $--
                            --------------        ---        --------------        ---

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                  RATINGS(1)       AMOUNT           VALUE
                                                                -------------   ------------   --------------
MUNICIPAL BONDS -- 95.9%
   ARIZONA -- 3.0%
      Salt River Proj. AZ, Agric. Imp. & Pwr. Dist TECP,
         0.27%, 10/15/10                                           P-1, A-1+    $  8,400,000   $    8,400,000
                                                                                               --------------
   CALIFORNIA -- 1.3%
      City of Los Angeles, CA Transp. Auth., 2.00%, 03/31/11    VMIG-1, SP-1+      3,500,000        3,525,126
                                                                                               --------------
   CONNECTICUT -- 1.3%
      Connecticut St. Health & Educ. Auth. (Yale University)
         Ser. V-2, 0.22%, 10/01/10*                              VMIG-1, A-1+      3,700,000        3,700,000
                                                                                               --------------
   DELAWARE -- 3.7%
      Delaware Econ. Dev. Auth. VRDB (St. Andrews School
         Proj.), Ser. 2003, 0.32%, 10/07/10*                     VMIG-1, A-1      10,100,000       10,100,000
                                                                                               --------------
   FLORIDA -- 3.5%
      Orange County, FL  Ind. Dev. Auth. Rev. Bonds VRDB,
         LOC Bank of America, 0.32%, 10/07/10*                      NR, NR           415,000          415,000
      Orange County, FL Housing Fin. Auth. Multi-Family
         Housing  VRDB Ref. Rev. Bonds (Post Fountains at Lee
         Vista Proj)., FNMA Gtd., Ser. 1997E, 0.32%,
         10/07/10*                                                 NR, A-1+        4,135,000        4,135,000
      Orlando, FL Utilities Commission, Elec. Pwr. & Lt. &
         Wtr  Revs Ser. D, 2.50%, 05/01/11                      VMIG-1, SP-1+      5,000,000        5,058,674
                                                                                               --------------
                                                                                                    9,608,674
                                                                                               --------------
   GEORGIA -- 4.2%
      Metro Atlanta Rapid Transit Auth. TECP LOC Dexia,
         0.33%, 10/06/10                                          P-1, A-1+       11,500,000       11,500,000
                                                                                               --------------
   IDAHO -- 1.5%
      State of Idaho Tax Anticipation Notes, 2.00%, 06/30/11    VMIG-1, SP-1+      4,000,000        4,047,196
                                                                                               --------------
   ILLINOIS -- 9.0%
      Illinois Dev. Fin. Auth. Rev. VRDB (Goodman Theatre
         Proj.), LOC Banc One N.A./Northern Trust, Ser. 1999,
         0.27%, 10/07/10*                                          NR, A-1+       13,400,000       13,400,000
      Illinois Dev. Fin. Auth. Rev. VRDB (Radiological
         Society Proj.), LOC JPMorgan Chase, Ser.1997, 0.27%,
         10/07/10*                                                 NR, A-1+        1,270,000        1,270,000
      Illinois Educ. Fac. Auth. Rev. TECP Pooled Financing
         Proj. LOC Northern Trust, 0.30%, 12/07/10                 NR, A-1+        3,820,000        3,820,000
      Illinois Educ. Fac. Auth. Rev. VRDB (ACI / Cultural
         Pooled Financing Proj.), LOC Bank of America, Ser.
         1998, 0.31%, 10/07/10*                                    NR, A-1         6,325,000        6,325,000
                                                                                               --------------
                                                                                                   24,815,000
                                                                                               --------------
   INDIANA -- 0.3%
      Marion, IN Econ. VRDB (Wesleyan Univ.), LOC Bank of
         America, Ser. 2006, 0.32%, 10/07/10*                     VMIG-1, NR         750,000          750,000
                                                                                               --------------
   KANSAS -- 1.8%
      Wamego, KS PCRB VRDB (Utilicorp United, Inc. Proj.),
         LOC Bank of America, Ser. 1996, 0.27%, 10/07/10*          P-1, A-1        5,000,000        5,000,000
                                                                                               --------------
   KENTUCKY -- 2.5%
      Shelby County, KY  Rev. VRDB, Ser A. LOC US Bank, 0.30%,
         10/01/10*                                               VMIG-1, NR        7,000,000        7,000,000
                                                                                               --------------
   MARYLAND -- 5.6%
      Baltimore Cnty., MD TECP Ser.1995, 0.35%, 01/19/11          P-1, A-1+        5,545,000        5,545,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                  RATINGS(1)       AMOUNT           VALUE
                                                                -------------   ------------   --------------
      Maryland Health & Higher Educ. Fac. (John Hopkins Univ
         Proj.) TECP, 0.26%, 11/08/10                             P-1, A-1+     $ 10,000,000   $   10,000,000
                                                                                               --------------
                                                                                                   15,545,000
                                                                                               --------------
   MASSACHUSETTS -- 2.9%
      Massachusetts State Health & Educ. Fac. Auth. TECP
         (Harvard University), 0.25%, 10/06/10                    P-1, A-1+        8,000,000        8,000,000
                                                                                               --------------
   MICHIGAN -- 4.3%
      Regents of the Univ. of Michigan Hosp. Rev. Bonds,
         VRDB Ser. 2005A, 0.30%, 10/01/10*                       VMIG-1, A-1+      5,100,000        5,100,000
      Univ. of Michigan Ser. 2007-A TECP, 0.25%, 10/06/10         P-1, A-1+        5,000,000        5,000,000
      Univ. of Michigan VRDB (Hospital Rev. Bonds), Ser.
         2007-A, 0.30%, 10/01/10*                                VMIG-1, A-1+      1,835,000        1,835,000
                                                                                               --------------
                                                                                                   11,935,000
                                                                                               --------------
   MINNESOTA -- 6.3%
      Rochester, MN Health Fac. Auth. Ser. 2001-D TECP (Mayo
         Foundation), 0.29%, 11/09/10                             P-1, A-1+        9,500,000        9,500,000
      Univ. of Minnesota Board of Regents Ser. D TECP, 0.26%,
         10/18/10                                                 P-1, A-1+        8,000,000        8,000,000
                                                                                               --------------
                                                                                                   17,500,000
                                                                                               --------------
   MISSISSIPPI -- 5.0%
      Jackson County, MS Port Fac. VRDB (Chevron U.S.A., Inc.
         Proj.), Ser. 1993, 0.27%, 10/01/10*                      VMIG-1, NR       2,100,000        2,100,000
      Jackson County, MS Port Fac. VRDB (Chevron U.S.A., Inc.
         Proj.), Ser.1993, 0.27%, 10/01/10*                        P-, A-1+        1,660,000        1,660,000
      Mississippi Business Finance Corp. Gulf Opp. Zone  VRDB
         (Chevron USA, Inc.) Ser. E, 0.26%, 10/06/10*              NR, NR          5,000,000        5,000,000
      Mississippi Business Finance Corp. Gulf Opp. Zone VRDB
         (Chevron USA, Inc.) Ser. E, 0.28%, 10/01/10*             VMIG-1, NR       5,000,000        5,000,000
                                                                                               --------------
                                                                                                   13,760,000
                                                                                               --------------
   MISSOURI -- 2.6%
      Missouri Health & Educ. Fac. Auth. Rev. VRDB
         (Washington Univ. Proj.) Ser. 2004B, 0.27%,
         10/01/10*                                               VMIG-1, A-1+      7,225,000        7,225,000
                                                                                               --------------
   OHIO -- 4.7%
      Ohio Higher Educ. Fac. Auth Ser. 2008 B-6 (Cleveland
         Health System) TECP, 0.35%, 10/07/10                    VMIG-1, A-1+     13,000,000       13,000,000
                                                                                               --------------
   OREGON -- 1.9%
      State of Oregon VRDB (Veterans Welfare Proj.), Ser. 85,
         0.30%, 10/01/10*                                        VMIG-1, A-1       5,100,000        5,100,000
                                                                                               --------------
   PENNSYLVANIA -- 1.3%
      Geisinger, PA Health System Auth. VRDB Ser. C, 0.29%,
         10/01/10*                                               VMIG-1, A-1+      3,600,000        3,600,000
                                                                                               --------------
   TENNESSEE -- 7.1%
      Clarksville, TN Pub. Bldg. Auth. Rev. VRDB (Tennessee
         Municipal Bond Fund Proj.), LOC
         Bank of America, Ser. 1984, 0.30%, 10/07/10*              NR, A-1           945,000          945,000
      Clarksville, TN Pub. Bldg. Auth. Rev. VRDB (Tennessee
         Municipal Bond Fund Proj.), LOC
         Bank of America, Ser. 1995, 0.30%, 10/07/10*              NR, A-1           300,000          300,000
      Metro Govt Nashville & Davidson Cnty, TN Ind. Dev. G.O.
         TECP, 0.25%, 10/15/10                                    P-1, A-1+        6,500,000        6,500,000
      Metro Govt Nashville & Davidson Cnty, TN Ind. Dev. G.O.
         TECP, 0.25%, 10/20/10                                    P-1, A-1+        3,785,000        3,785,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                  RATINGS(1)       AMOUNT           VALUE
                                                                -------------   ------------   --------------
      Tenn. St. G.O. Ser. A TECP, 0.30%, 11/08/10                 P-1, A-1+     $  8,028,000   $    8,028,000
                                                                                               --------------
                                                                                                   19,558,000
                                                                                               --------------
   TEXAS -- 17.5%
      City of Houston, TX G.O. Ser. H-2 TECP, 0.30%, 11/09/10     P-1, A-1+        5,000,000        5,000,000
      City of Houston, TX G.O. Ser. H-2 TECP, 0.30%, 11/30/10     P-1, A-1+        6,000,000        6,000,000
      Harris County, TX Series D TECP, 0.30%, 12/15/10            P-1, A-1+       10,000,000       10,000,000
      Houston, TX Higher Educ. Fin. Corp. VRDN, 0.22%,
         10/01/10*                                               VMIG-1, A-1+      7,300,000        7,300,000
      San Antonio, TX Water System, Ser. A TECP, 0.30%,
         12/07/10                                                 P-1, A-1+        3,000,000        3,000,000
      Texas St. Pub. Fin. Auth. Ser. A TECP, 0.29%, 12/09/10      P-1, A-1         4,300,000        4,300,000
      Texas Tech. Univ. Rev. Ser. A TECP, 0.25%, 10/01/10         P-1, A-1+        3,500,000        3,500,000
      Texas Tech. Univ. Rev. Ser. A TECP, 0.25%, 10/14/10         P-1, A-1+        6,000,000        6,000,000
      Univ. of Texas, Board of Regents Ser. A TECP, 0.25%,
         10/14/10                                                 P-1, A-1+        3,300,000        3,300,000
                                                                                               --------------
                                                                                                   48,400,000
                                                                                               --------------
   WASHINGTON -- 1.3%
      Washington Health Care Fac. Auth. Lease Rev. VRDB
         (National Healthcare Research & Educ. Proj.), LOC
         BNP Paribas, 0.24%, 10/07/10*                           VMIG-1, NR       3,700,000         3,700,000
                                                                                               --------------
   WISCONSIN -- 3.3%
      State of Wisconsin G.O. Ser. 2005A TECP, 0.29%,
         10/15/10                                                 P-1, A-1+        9,101,000        9,101,000
                                                                                               --------------
   TOTAL MUNICIPAL BONDS (COST $264,869,996)                                                      264,869,996
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
MONEY MARKET MUTUAL FUNDS -- 4.1%
      BlackRock Liquidity Funds MuniCash Portfolio -
         Institutional Series                                                      5,648,055        5,648,055
      BlackRock Liquidity Funds MuniFund Portfolio -
         Institutional Series                                                      5,648,056        5,648,056
                                                                                               --------------
   TOTAL MONEY MARKET MUTUAL FUNDS (COST $11,296,111)                                              11,296,111
                                                                                               --------------
TOTAL INVESTMENTS -- 100.0% (Cost $276,166,107)+                                               $  276,166,107
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                         126,288
                                                                                               --------------
NET ASSETS -- 100.0%                                                                           $  276,292,395
                                                                                               ==============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

G.O. - General Obligation

LOC  - Letter of Credit

MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.

PCRB - Pollution Control Revenue Bonds

TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

VRDB - Variable Rate Demand Bonds

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                             TOTAL VALUE                    LEVEL 2 -      LEVEL 3 -
                                 AT          LEVEL 1 -     SIGNIFICANT    SIGNIFICANT
                            SEPTEMBER 30,      QUOTED      OBSERVABLE    UNOBSERVABLE
                                 2010          PRICES        INPUTS         INPUTS
                            -------------   -----------   ------------   ------------
Municipal Bonds              $264,869,996   $        --   $264,869,996       $--
Money Market Mutual Funds      11,296,111    11,296,111             --        --
                             ------------   -----------   ------------       ---
Total                        $276,166,107   $11,296,111   $264,869,996       $--
                             ------------   -----------   ------------       ---

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
CORPORATE BONDS -- 56.5%
   CONSUMER DISCRETIONARY -- 5.8%
      Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13       Baa2, BBB+    $  1,200,000   $    1,231,170
      Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%,
         01/15/19@                                                Baa2, BBB+       2,000,000        2,594,424
      Comcast Cable Communications Holdings, Inc., 8.38%,
         03/15/13                                                 Baa2, BBB+       1,765,000        2,049,681
      Comcast Corp., 5.70%, 07/01/19                              Baa2, BBB+       1,100,000        1,262,305
      NBC Universal, Inc. 144A, 3.65%, 04/30/15@                  Baa2, BBB+       1,000,000        1,055,556
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                Ba1, BB-        1,200,000        1,261,500
      Time Warner Entertainment Co., LP, 8.88%, 10/01/12          Baa2, BBB        1,185,000        1,350,228
      Time Warner Entertainment Co., LP, 8.38%, 03/15/23          Baa2, BBB          175,000          230,823
                                                                                               --------------
                                                                                                   11,035,687
                                                                                               --------------
   CONSUMER STAPLES -- 3.2%
      Campbell Soup Co., 3.05%, 07/15/17                            A2, A          2,000,000        2,105,282
      Grupo Bimbo S.A.B De CV 144A, 4.88%, 06/30/20@,(1)          Baa2, BBB          750,000          782,932
      Kraft Foods, Inc., 5.25%, 10/01/13                          Baa2, BBB          750,000          829,552
      Kraft Foods, Inc., 6.13%, 02/01/18                          Baa2, BBB          800,000          943,204
      Sara Lee Corp., 2.75%, 09/15/15                             Baa1, BBB        1,425,000        1,444,275
                                                                                               --------------
                                                                                                    6,105,245
                                                                                               --------------
   ENERGY -- 9.3%
      Chesapeake Energy Corp., 9.50%, 02/15/15                     Ba3, BB           625,000          723,437
      ConocoPhillips, 9.38%, 02/15/11                               A1, A            750,000          774,973
      Consol Energy, Inc. 144A, 8.00%, 04/01/17@                    B1, BB           625,000          676,563
      Duke Energy Corp., 6.30%, 02/01/14                           Baa2, A-        1,620,000        1,850,805
      Kinder Morgan Energy Partners LP, 7.13%, 03/15/12           Baa2, BBB        2,250,000        2,415,404
      Marathon Oil Corp., 6.00%, 10/01/17                         Baa1, BBB+       1,000,000        1,163,751
      Shell International Finance BV, 4.00%, 03/21/14              Aa1, AA         2,000,000        2,166,818
      Sunoco, Inc., 9.63%, 04/15/15                               Baa3, BBB-       1,200,000        1,433,096
      Total Capital SA, 3.00%, 06/24/15                            Aa1, AA         2,225,000        2,334,223
      Transocean, Inc., 5.25%, 03/15/13                           Baa3, BBB          750,000          788,786
      Transocean, Inc., 4.95%, 11/15/15                           Baa3, BBB        1,000,000        1,039,870
      Valero Energy Corp., 4.75%, 04/01/14                        Baa3, BBB        1,845,000        1,984,670
      Weatherford International Ltd., 5.15%, 03/15/13             Baa2, BBB          450,000          481,821
                                                                                               --------------
                                                                                                   17,834,217
                                                                                               --------------
   FINANCIALS -- 17.7%
      AMB Property LP, 4.50%, 08/15/17                            Baa1, BBB          750,000          758,023
      American Express Centurion Bank, 5.95%, 06/12/17             A2, BBB+          770,000          875,757
      American Express Co., 4.88%, 07/15/13                        A3, BBB+        1,500,000        1,622,941
      American Honda Finance Corp. 144A, 4.63%, 04/02/13@           A1, A+         1,500,000        1,614,499
      Bank of America Corp., 5.25%, 12/01/15                        A3, A-         1,000,000        1,057,847
      Bank One Corp., 8.00%, 04/29/27                               Aa3, A           265,000          338,437
      Blackrock, Inc., 5.00%, 12/10/19                              A1, A+         1,400,000        1,543,311
      BP Capital Markets PLC, 5.25%, 11/07/13                       Aa1, A         1,800,000        1,960,438
      Ford Motor Credit Co., LLC, 7.25%, 10/25/11                   B3, B+         1,350,000        1,417,136
      General Electric Capital Corp., 1.24%, 05/22/13++            Aa2, AA+        1,125,000        1,121,955
      General Electric Capital Corp., 3.75%, 11/14/14(1)           Aa2, AA+        1,000,000        1,058,952
      General Electric Capital Corp., 5.63%, 05/01/18              Aa2, AA+        1,000,000        1,109,976
      Hartford Finance Services Group, Inc., 6.30%, 03/15/18      Baa3, BBB          750,000          809,997
      John Deere Capital Corp., 4.90%, 09/09/13                     A2, A            900,000          993,762
      JPMorgan Chase & Co., 4.65%, 06/01/14                        Aa3, A+         1,250,000        1,368,246
      MetLife, Inc., 5.00%, 06/15/15                               A2, AA-           730,000          810,153
      Morgan Stanley, 4.75%, 04/01/14                               A1, A-         1,750,000        1,827,644
      PNC Funding Corp., 0.68%, 01/31/14++                          A3, A          1,500,000        1,468,476
      PNC Funding Corp., 5.40%, 06/10/14                            A3, A          1,500,000        1,673,935
      Prudential Financial, Inc., 3.88%, 01/14/15                  Baa2, A         1,200,000        1,260,624

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
      Simon Property Group LP, 5.75%, 12/01/15                      A3, A-      $  1,000,000   $    1,138,735
      Textron Financial Corp., 5.13%, 02/03/11                    Baa3, BB+        1,550,000        1,561,786
      The Bank of New York Mellon Corp., 4.95%,
         11/01/12                                                  Aa2, AA-          900,000          976,118
      The Goldman Sachs Group, Inc., 0.91%, 07/22/15++              A1, A          1,250,000        1,174,846
      The Goldman Sachs Group, Inc., 3.70%, 08/01/15                A1, A          1,400,000        1,432,355
      Wachovia Corp., 7.57%, 08/01/26++                             A1, A+           175,000          210,139
      Wells Fargo & Co., 5.13%, 09/01/12                           Aa2, AA           348,000          371,398
      Wells Fargo Financial, Inc., 5.50%, 08/01/12                 Aa1, AA-          615,000          661,348
      Westpac Banking Corp., 4.88%, 11/19/19                       Aa1, AA         1,500,000        1,608,081
                                                                                               --------------
                                                                                                   33,826,915
                                                                                               --------------
   HEALTH CARE -- 0.3%
      United Health Group, Inc., 6.00%, 06/15/17                    NR, A-           500,000          584,220
                                                                                               --------------
   INDUSTRIALS -- 6.6%
      Allied Waste North America, Inc., 6.88%, 06/01/17            B1, BBB           600,000          662,250
      CSX Corp., 7.90%, 05/01/17                                  Baa3, BBB-         685,000          865,642
      GATX Corp., 8.75%, 05/15/14                                 Baa1, BBB        1,250,000        1,476,430
      General Electric Co., 5.00%, 02/01/13                        Aa2, AA+          875,000          950,201
      Ingersoll-Rand Co., 6.00%, 08/15/13                         Baa1, BBB+       1,000,000        1,120,982
      Ingersoll-Rand Co., 6.02%, 02/15/28                         Baa1, BBB+       2,015,000        2,265,892
      L-3 Communication Corp., 4.75%, 07/15/20                    Baa3, BBB-       1,250,000        1,311,035
      Textron, Inc., 6.20%, 03/15/15                              Baa3, BBB-       1,500,000        1,668,351
      The Boeing Co., 5.00%, 03/15/14(1)                            A2, A            950,000        1,068,975
      Tyco Electronics Group SA, 6.00%, 10/01/12                  Baa2, BBB        1,150,000        1,243,617
                                                                                               --------------
                                                                                                   12,633,375
                                                                                               --------------
   INFORMATION TECHNOLOGY -- 0.5%
      Cisco Systems, Inc., 5.50%, 02/22/16                          A1, A+           800,000          943,718
                                                                                               --------------
   MATERIALS -- 3.8%
      Alcoa, Inc., 6.00%, 07/15/13(1)                             Baa3, BBB-       1,251,000        1,360,924
      Alcoa, Inc., 5.72%, 02/23/19                                Baa3, BBB-       1,100,000        1,118,219
      The Dow Chemical Co., 5.90%, 02/15/15                       Baa3, BBB-       2,000,000        2,230,162
      Vulcan Materials Co., 1.54%, 12/15/10++                     Baa3, BBB-       2,500,000        2,503,418
                                                                                               --------------
                                                                                                    7,212,723
                                                                                               --------------
   TELECOMMUNICATION SERVICES -- 2.9%
      AT&T, Inc., 5.10%, 09/15/14                                   A2, A            875,000          982,437
      Qwest Corp., 8.88%, 03/15/12                                Ba1, BBB-        1,250,000        1,371,875
      Verizon Communications, Inc., 5.50%, 02/15/18                 A3, A          1,000,000        1,150,659
      Verizon New Jersey, Inc., 5.88%, 01/17/12                    Baa1, A         1,200,000        1,270,983
      Verizon Wireless Capital LLC, 5.25%, 02/01/12                 A2, A            750,000          794,170
                                                                                               --------------
                                                                                                    5,570,124
                                                                                               --------------
   UTILITIES -- 6.4%
      CMS Energy Corp., 6.55%, 07/17/17                            Ba1, BB+          625,000          672,022
      Exelon Generation Co. LLC, 6.20%, 10/01/17                   A3, BBB         1,500,000        1,758,595
      Florida Power & Light Co., 5.55%, 11/01/17                   Aa3, A-           500,000          594,112
      Illinois Power Co., 9.75%, 11/15/18                         Baa1, BBB        1,800,000        2,411,795
      Nevada Power Co., 8.25%, 06/01/11                           Baa3, BBB        2,300,000        2,405,287
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27                 A2, BBB+          440,000          525,211
      PECO Energy Corp., 4.75%, 10/01/12                            A2, A-         2,000,000        2,142,646
      Southern California Edison Corp., 5.00%, 01/15/16             A2, A            654,000          748,016

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
      The Detroit Edison Co., 5.60%, 06/15/18                     Baa1, BBB     $    950,000   $    1,082,333
                                                                                               --------------
                                                                                                   12,340,017
                                                                                               --------------
   TOTAL CORPORATE BONDS (COST $101,177,699)                                                      108,086,241
                                                                                               --------------
MUNICIPAL BONDS -- 0.8%
   NEW JERSEY -- 0.8%
      New Jersey Economic Dev. Auth., 1.29%, 06/15/13++            Aa3, AA-        1,500,000        1,492,635
                                                                                               --------------
TOTAL MUNICIPAL BONDS (COST $1,500,000)                                                             1,492,635
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   --------------
MORTGAGE-BACKED SECURITIES -- 2.7%
      Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 02/15/34                                                               7,633            7,916
      Federal Home Loan Mortgage Corporation Notes, 3159 PB,
         6.00%, 01/15/29                                                             829,031          832,591
      Federal Home Loan Mortgage Corporation Notes, Pool
         B19228, 4.50%, 04/01/20                                                     244,337          259,068
      Federal Home Loan Mortgage Corporation Notes, Pool
         E00530, 6.00%, 01/01/13                                                      14,679           15,414
      Federal Home Loan Mortgage Corporation Notes, Pool
         G01625, 5.00%, 11/01/33                                                     341,174          361,505
      Federal Home Loan Mortgage Corporation Notes, Pool
         G02390, 6.00%, 09/01/36                                                     201,957          217,592
      Federal Home Loan Mortgage Corporation Notes, Pool
         G08097, 6.50%, 11/01/35                                                     140,281          153,941
      Federal Home Loan Mortgage Corporation Notes, Pool
         G08193, 6.00%, 04/01/37                                                     432,010          463,971
      Federal National Mortgage Association Notes, 2005-29
         WC, 4.75%, 04/25/35                                                         305,560          329,304
      Federal National Mortgage Association Notes, 2005-97
         LB, 5.00%, 11/25/35                                                         615,155          621,528
      Federal National Mortgage Association Notes, Pool
         254833, 4.50%, 08/01/18                                                     111,294          118,213
      Federal National Mortgage Association Notes, Pool
         256639, 5.00%, 02/01/27                                                     429,231          454,132
      Federal National Mortgage Association Notes, Pool
         256752, 6.00%, 06/01/27                                                     224,250          241,991
      Federal National Mortgage Association Notes, Pool
         257007, 6.00%, 12/01/27                                                     475,240          512,837
      Federal National Mortgage Association Notes, Pool
         612514, 2.59%, 05/01/33++                                                   137,730          144,377
      Federal National Mortgage Association Notes, Pool
         629603, 5.50%, 02/01/17                                                     104,515          113,141
      Federal National Mortgage Association Notes, Pool
         688996, 8.00%, 11/01/24                                                      28,102           32,268
      Federal National Mortgage Association Notes, Pool
         745412, 5.50%, 12/01/35                                                     230,340          245,038
                                                                                               --------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $4,847,751)                                               5,124,827
                                                                                               --------------
U.S. AGENCY OBLIGATIONS -- 14.8%
   FEDERAL HOME LOAN BANKS NOTES -- 3.7%
      Federal Home Loan Banks Notes, 4.50%, 09/16/13(1)                            1,200,000        1,329,139
      Federal Home Loan Banks Notes, 5.50%, 08/13/14(1)                            2,000,000        2,330,768
      Federal Home Loan Banks Notes, 4.88%, 05/17/17(1)                            3,000,000        3,515,124
                                                                                               --------------
                                                                                                    7,175,031
                                                                                               --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.8%
      Federal Home Loan Mortgage Corporation Notes, 4.38%,
         07/17/15(1)                                                               1,315,000        1,491,852
      Federal Home Loan Mortgage Corporation Notes, 5.25%,
         04/18/16                                                                  6,500,000        7,682,025
                                                                                               --------------
                                                                                                    9,173,877
                                                                                               --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.3%
      Federal National Mortgage Association Notes, 5.00%,
         10/15/11                                                                  1,250,000        1,310,236
      Federal National Mortgage Association Notes, 1.00%,
         11/23/11                                                                  2,500,000        2,518,473
      Federal National Mortgage Association Notes, 1.80%,
         03/15/13                                                                  2,000,000        2,010,426
      Federal National Mortgage Association Notes, 4.13%,
         04/15/14                                                                  3,985,000        4,411,869
      Federal National Mortgage Association Notes, 5.00%,
         05/11/17                                                                  1,500,000        1,766,478
                                                                                               --------------
                                                                                                   12,017,482
                                                                                               --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $25,611,909)                                                28,366,390
                                                                                               --------------
U.S. TREASURY NOTES -- 20.1.%
      U.S. Treasury Notes, 1.50%, 07/15/12                                         1,500,000        1,530,351
      U.S. Treasury Notes, 4.25%, 11/15/14                                         1,300,000        1,473,774

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   --------------
      U.S. Treasury Notes, 4.13%, 05/15/15                                      $  2,420,000   $    2,742,729
      U.S. Treasury Notes, 4.25%, 08/15/15                                         2,000,000        2,285,782
      U.S. Treasury Notes, 4.50%, 02/15/16                                         2,000,000        2,320,624
      U.S. Treasury Notes, 2.63%, 04/30/16                                         6,000,000        6,364,218
      U.S. Treasury Notes, 4.75%, 08/15/17                                         9,000,000       10,685,394
      U.S. Treasury Notes, 4.25%, 11/15/17                                         3,000,000        3,471,327
      U.S. Treasury Notes, 4.00%, 08/15/18                                         2,000,000        2,274,376
      U.S. Treasury Notes, 2.75%, 02/15/19                                           500,000          518,711
      U.S. Treasury Notes, 3.63%, 02/15/20                                         1,500,000        1,645,195
      U.S. Treasury Notes, 3.50%, 05/15/20                                         3,000,000        3,256,410
                                                                                               --------------
   TOTAL U.S. TREASURY NOTES (COST $35,777,970)                                                    38,568,891
                                                                                               --------------

                                                                                    SHARES
                                                                                ------------
SHORT-TERM INVESTMENTS -- 4.1%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series                                                      3,935,591        3,935,591
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                                      3,935,590        3,935,590
                                                                                               --------------
   TOTAL SHORT-TERM INVESTMENTS (COST $7,871,181)                                                   7,871,181
                                                                                               --------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 5.3%
      BlackRock Liquidity Funds TempFund Portfolio                                 2,809,528        2,809,528
      Institutional Money Market Trust                                             7,404,265        7,404,265
                                                                                               --------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
      SECURITIES (COST $10,213,793)                                                                10,213,793
                                                                                               --------------
TOTAL INVESTMENTS(2),(3) -- 104.3% (Cost $187,000,303)                                         $  199,723,958
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.3)%                                                    (8,299,163)
                                                                                               --------------
NET ASSETS -- 100.0%                                                                           $  191,424,795
                                                                                               ==============

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2010.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

(1)  Security partially or fully on loan.

(2) At September 30, 2010, the market value of securities on loan for the Short/Intermediate Bond Fund was $9,995,822.

(3) The cost for Federal income tax purposes is $187,000,303 At September 30, 2010, net unrealized appreciation was $12,723,655. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $12,733,109 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $9,454.

PLC - Public Limited Company

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                                        LEVEL 2 -      LEVEL 3 -
                                       TOTAL VALUE AT    LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                        SEPTEMBER 30,      QUOTED      OBSERVABLE   UNOBSERVABLE
                                            2010           PRICES       INPUTS         INPUTS
                                       --------------   -----------   ------------   ------------
Corporate Bonds                         $108,086,241    $        --   $108,086,241        $--
Mortgage-Backed Securities                 5,124,827             --      5,124,827         --
U.S. Treasury and Agency Obligations      66,935,281             --     66,935,281         --
Municipal Bonds                            1,492,635             --      1,492,635         --
Short-Term Investments                    18,084,974     18,084,974             --         --
                                        ------------    -----------   ------------        ---
Total                                   $199,723,958    $18,084,974   $181,638,984        $--
                                        ------------    -----------   ------------        ---

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS         AMOUNT           VALUE
                                                                -------------   ------------   --------------
CORPORATE BONDS -- 62.7%
   CONSUMER DISCRETIONARY -- 7.9%
      Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13       Baa2, BBB+    $    650,000   $      666,884
      Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%,
         01/15/19@                                                Baa2, BBB+         250,000          324,303
      Anheuser-Busch InBev Worldwide, Inc. 144A, 8.20%,
         01/15/39@                                                Baa2, BBB+         500,000          715,993
      Comcast Cable Communications Holdings, Inc., 8.38%,
         03/15/13                                                 Baa2, BBB+         896,000        1,040,517
      Comcast Corp., 5.70%, 07/01/19                              Baa2, BBB+         400,000          459,020
      NBC Universal, Inc. 144A, 3.65%, 04/30/15@                  Baa2, BBB+         480,000          506,667
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                Ba1, BB-          300,000          315,375
      Time Warner Entertainment Co., LP, 8.88%, 10/01/12          Baa2, BBB          300,000          341,830
      Time Warner Entertainment Co., LP, 8.38%, 03/15/23          Baa2, BBB          900,000        1,187,090
                                                                                               --------------
                                                                                                    5,557,679
                                                                                               --------------
   CONSUMER STAPLES -- 2.9%
      Campbell Soup Co., 3.05%, 07/15/17                            A2, A            750,000          789,481
      General Mills, Inc., 5.65%, 02/15/19                        Baa1, BBB+         500,000          585,621
      Grupo Bimbo S.A.B De CV  144A, 4.88%, 06/30/20@,(1)         Baa2, BBB          250,000          260,977
      Kraft Foods, Inc., 5.25%, 10/01/13                          Baa2, BBB          400,000          442,428
                                                                                               --------------
                                                                                                    2,078,507
                                                                                               --------------
   ENERGY -- 9.8%
      Chesapeake Energy Corp., 9.50%, 02/15/15                     Ba3, BB           400,000          463,000
      Consol Energy, Inc. 144A, 8.00%, 04/01/17@                    B1, BB           625,000          676,562
      Duke Energy Corp., 6.30%, 02/01/14                           Baa2, A-          464,000          530,107
      Kinder Morgan Energy Partners LP, 7.13%, 03/15/12           Baa2, BBB          500,000          536,756
      Marathon Oil Corp., 6.80%, 03/15/32                         Baa1, BBB+       1,200,000        1,428,952
      Shell International Finance BV, 4.00%, 03/21/14              Aa1, AA           250,000          270,852
      Sunoco, Inc., 9.63%, 04/15/15                               Baa3, BBB-         550,000          656,836
      Total Capital SA, 3.00%, 06/24/15                            Aa1, AA         1,000,000        1,049,089
      Transocean, Inc., 5.25%, 03/15/13(1)                        Baa3, BBB          250,000          262,929
      Valero Energy Corp., 4.75%, 04/01/14                        Baa3, BBB          785,000          844,426
      Weatherford International Ltd., 5.15%, 03/15/13             Baa2, BBB          200,000          214,143
                                                                                               --------------
                                                                                                    6,933,652
                                                                                               --------------
   FINANCIALS -- 18.8%
      AMB Property LP, 4.50%, 08/15/17                            Baa1, BBB          250,000          252,674
      American Express Centurion Bank, 5.95%, 06/12/17             A2, BBB+          400,000          454,939
      American Express Co., 4.88%, 07/15/13                        A3, BBB+          650,000          703,275
      American Honda Finance Corp. 144A, 4.63%, 04/02/13@           A1, A+           750,000          807,250
      Bank of America Corp., 5.25%, 12/01/15                        A3, A-           500,000          528,923
      Bank One Corp., 8.00%, 04/29/27                               Aa3, A           425,000          542,776
      Blackrock, Inc., 5.00%, 12/10/19                              A1, A+           500,000          551,182
      Ford Motor Credit Co., LLC, 7.25%, 10/25/11                   B3, B+           400,000          419,892
      General Electric Capital Corp., 3.75%, 11/14/14(1)           Aa2, AA+          200,000          211,790
      General Electric Capital Corp., 5.63%, 05/01/18              Aa2, AA+          300,000          332,993
      Hartford Finance Services Group, Inc., 6.30%, 03/15/18      Baa3, BBB          350,000          377,999
      John Deere Capital Corp., 4.90%, 09/09/13                     A2, A            425,000          469,277
      JPMorgan Chase & Co., 4.65%, 06/01/14                        Aa3, A+           500,000          547,298
      MetLife, Inc., 5.00%, 06/15/15                               A2, AA-           400,000          443,920
      Morgan Stanley, 4.75%, 04/01/14                               A1, A-         1,000,000        1,044,368
      PNC Funding Corp., 0.68%, 01/31/14++                          A3, A            500,000          489,492
      Prudential Financial, Inc., 3.88%, 01/14/15                  Baa2, A           500,000          525,260
      Simon Property Group LP, 5.75%, 12/01/15                      A3, A-           500,000          569,367
      Textron Financial Corp., 5.13%, 02/03/11                    Baa3, BB+          625,000          629,752
      The Bank of New York Mellon Corp., 4.95%, 11/01/12           Aa2, AA-          600,000          650,745
      The Goldman Sachs Group, Inc., 0.91%, 07/22/15++              A1, A            500,000          469,939

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS         AMOUNT           VALUE
                                                                -------------   ------------   --------------
      The Goldman Sachs Group, Inc., 3.70%, 08/01/15                A1, A       $    500,000   $      511,555
      Wachovia Corp., 7.57%, 08/01/26++                             A1, A+           591,000          709,669
      Wells Fargo & Co., 5.13%, 09/01/12                           Aa2, AA           700,000          747,064
      Westpac Banking Corp., 4.88%, 11/19/19                       Aa1, AA           250,000          268,014
                                                                                               --------------
                                                                                                   13,259,413
                                                                                               --------------
   HEALTH CARE -- 0.8%
      Pfizer, Inc., 5.35%, 03/15/15                                Aa2, AA           250,000          288,436
      United Health Group, Inc., 6.00%, 06/15/17                   Baa1, A-          250,000          292,110
                                                                                               --------------
                                                                                                      580,546
                                                                                               --------------
   INDUSTRIALS -- 10.0%
      Allied Waste North America, Inc., 6.88%, 06/01/17            B1, BBB           300,000          331,125
      CSX Corp., 7.90%, 05/01/17                                  Baa3, BBB-       1,414,000        1,786,887
      GATX Corp., 8.75%, 05/15/14                                 Baa1, BBB          500,000          590,572
      General Electric Co., 5.00%, 02/01/13                        Aa2, AA+          700,000          760,161
      Honeywell International, Inc., 5.00%, 02/15/19                A2, A            250,000          288,924
      Ingersoll-Rand Co., 6.00%, 08/15/13                         Baa1, BBB+         700,000          784,687
      Ingersoll-Rand Co., 6.02%, 02/15/28                          A3, BBB+          900,000        1,012,061
      L-3 Communication Corp., 4.75%, 07/15/20                    Baa3, BBB-         500,000          524,414
      Textron, Inc., 6.20%, 03/15/15                              Baa3, BBB-         500,000          556,117
      Tyco Electronics Group SA, 6.00%, 10/01/12                  Baa2, BBB          400,000          432,562
                                                                                               --------------
                                                                                                    7,067,510
                                                                                               --------------
   INFORMATION TECHNOLOGY -- 1.9%
      Cisco Systems, Inc., 5.50%, 01/15/40                          A1, A+           500,000          549,662
      Electronic Data Systems LLC, 7.45%, 10/15/29                  A2, A            600,000          802,350
                                                                                               --------------
                                                                                                    1,352,012
                                                                                               --------------
   MATERIALS -- 2.0%
      Alcoa, Inc., 5.72%, 02/23/19                                Baa3, BBB-         550,000          559,109
      The Dow Chemical Co., 5.90%, 02/15/15                       Baa3, BBB-         750,000          836,311
                                                                                               --------------
                                                                                                    1,395,420
                                                                                               --------------
   TELECOMMUNICATION SERVICES -- 1.7%
      AT&T, Inc., 5.10%, 09/15/14                                   A2, A            350,000          392,975
      Qwest Corp., 8.88%, 03/15/12                                Ba1, BBB-          500,000          548,750
      Verizon Communications, Inc., 5.50%, 02/15/18                 A3, A            250,000          287,665
                                                                                               --------------
                                                                                                    1,229,390
                                                                                               --------------
   UTILITIES -- 6.9%
      CMS Energy Corp., 6.55%, 07/17/17                            Ba1, BB+          300,000          322,571
      Exelon Generation Co. LLC, 6.20%, 10/01/17                   A3, BBB           650,000          762,058
      Florida Power Corp., 6.35%, 09/15/37                         A2, BBB+          425,000          521,174
      Illinois Power Co., 9.75%, 11/15/18                         Baa1, BBB          600,000          803,932
      Nevada Power Co., 8.25%, 06/01/11                           Baa3, BBB        1,000,000        1,045,777
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27                 A2, BBB+          565,000          674,418

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS         AMOUNT           VALUE
                                                                -------------   ------------   --------------
      PECO Energy Corp., 4.75%, 10/01/12                           A2, A-       $    670,000   $      717,786
                                                                                               --------------
                                                                                                    4,847,716
                                                                                               --------------
   TOTAL CORPORATE BONDS (COST $40,460,766)                                                        44,301,845
                                                                                               --------------
MUNICIPAL BONDS -- 0.9%
   NEW JERSEY -- 0.9%
      New Jersey Economic Dev. Auth., 1.29%, 06/15/13++            Aa3, AA-          650,000          646,809
                                                                                               --------------
   TOTAL MUNICIPAL BONDS (COST $650,000)                                                              646,809
                                                                                               --------------
MORTGAGE-BACKED SECURITIES -- 4.0%
      Federal Home Loan Mortgage Corporation Notes, 3159 PB,
         6.00%, 01/15/29                                                             527,565          529,831
      Federal Home Loan Mortgage Corporation Notes, Pool
         E00530, 6.00%, 01/01/13                                                       8,869            9,313
      Federal Home Loan Mortgage Corporation Notes, Pool
         G01625, 5.00%, 11/01/33                                                     341,174          361,505
      Federal Home Loan Mortgage Corporation Notes, Pool
         G02390, 6.00%, 09/01/36                                                     115,404          124,338
      Federal Home Loan Mortgage Corporation Notes, Pool
         G08097, 6.50%, 11/01/35                                                      86,687           95,128
      Federal Home Loan Mortgage Corporation Notes, Pool
         M80865, 7 Yr. Balloon, 4.50%, 11/01/10                                      107,297          108,335
      Federal National Mortgage Association Notes, 2005-29
         WC, 4.75%, 04/25/35                                                         141,028          151,986
      Federal National Mortgage Association Notes, Pool
         254833, 4.50%, 08/01/18                                                      83,471           88,660
      Federal National Mortgage Association Notes, Pool
         256515, 6.50%, 12/01/36                                                     186,617          204,380
      Federal National Mortgage Association Notes, Pool
         256639, 5.00%, 02/01/27                                                     214,615          227,066
      Federal National Mortgage Association Notes, Pool
         256752, 6.00%, 06/01/27                                                     179,400          193,593
      Federal National Mortgage Association Notes, Pool
         629603, 5.50%, 02/01/17                                                      62,709           67,885
      Federal National Mortgage Association Notes, Pool
         745412, 5.50%, 12/01/35                                                     228,512          243,093
      Federal National Mortgage Association Notes, Pool
         838891, 6.00%, 07/01/35                                                     363,812          395,218
                                                                                               --------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $2,641,375)                                               2,800,331
                                                                                               --------------
U.S. AGENCY OBLIGATIONS -- 12.4%
   FEDERAL HOME LOAN BANKS NOTES -- 4.0%
      Federal Home Loan Banks Notes, 5.75%, 05/15/12                                 400,000          434,108
      Federal Home Loan Banks Notes, 4.50%, 11/15/12                                 500,000          541,105
      Federal Home Loan Banks Notes, 4.50%, 09/16/13(1)                              300,000          332,285
      Federal Home Loan Banks Notes, 5.25%, 06/18/14                                 800,000          921,864
      Federal Home Loan Banks Notes, 5.50%, 08/13/14(1)                              500,000          582,692
                                                                                               --------------
                                                                                                    2,812,054
                                                                                               --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.8%
      Federal Home Loan Mortgage Corporation Notes, 4.38%,
         07/17/15(1)                                                                 500,000          567,244
                                                                                               --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.6%
      Federal National Mortgage Association Notes, 5.00%,
         10/15/11                                                                    500,000          524,095
      Federal National Mortgage Association Notes, 1.80%,
         03/15/13                                                                  1,000,000        1,005,213
      Federal National Mortgage Association Notes, 4.88%,
         12/15/16                                                                    800,000          933,562
      Federal National Mortgage Association Notes, 5.00%,
         05/11/17                                                                  1,000,000        1,177,652
      Federal National Mortgage Association Notes, 6.25%,
         05/15/29                                                                    900,000        1,176,522
      Federal National Mortgage Association Notes, 7.25%,
         05/15/30                                                                    400,000          582,104
                                                                                               --------------
                                                                                                    5,399,148
                                                                                               --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $7,969,847)                                                  8,778,446
                                                                                               --------------
U.S. TREASURY OBLIGATIONS -- 14.6%
   U.S. TREASURY BONDS -- 8.0%
      U.S. Treasury Bonds, 7.50%, 11/15/16                                           300,000          401,695

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   --------------
      U.S. Treasury Bonds, 8.88%, 02/15/19                                      $  1,130,000   $    1,707,977
      U.S. Treasury Bonds, 6.00%, 02/15/26                                         1,150,000        1,552,859
      U.S. Treasury Bonds, 6.38%, 08/15/27                                           450,000          635,766
      U.S. Treasury Bonds, 6.25%, 05/15/30                                           500,000          707,578
      U.S. Treasury Bonds, 5.38%, 02/15/31                                           500,000          643,750
                                                                                               --------------
                                                                                                    5,649,625
                                                                                               --------------
   U.S. TREASURY NOTES -- 6.6%
      U.S. Treasury Notes, 3.13%, 04/30/13                                           400,000          426,781
      U.S. Treasury Notes, 4.25%, 11/15/13                                           800,000          889,000
      U.S. Treasury Notes, 4.50%, 02/15/16                                           500,000          580,156
      U.S. Treasury Notes, 2.63%, 04/30/16                                         1,000,000        1,060,703
      U.S. Treasury Notes, 4.00%, 08/15/18                                           500,000          568,594
      U.S. Treasury Notes, 3.63%, 02/15/20                                         1,000,000        1,096,797
                                                                                               --------------
                                                                                                    4,622,031
                                                                                               --------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $8,825,709)                                               10,271,656
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
PREFERRED STOCK -- 0.4%
   FINANCIALS -- 0.4%
      Wachovia Capital Trust IX, 6.375%                                               12,000          300,600
                                                                                               --------------
   TOTAL PREFERRED STOCK (COST $300,000)                                                              300,600
                                                                                               --------------
SHORT-TERM INVESTMENTS -- 4.1%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series                                                      1,425,667        1,425,667
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                                      1,425,666        1,425,666
                                                                                               --------------
   TOTAL SHORT-TERM INVESTMENTS (Cost $2,851,333)                                                   2,851,333
                                                                                               --------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 3.2%
      BlackRock Liquidity Funds TempFund Portfolio                                   627,783          627,783
      Institutional Money Market Trust                                             1,654,467        1,654,467
                                                                                               --------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
      SECURITIES (COST $2,282,250)                                                                  2,282,250
                                                                                               --------------
TOTAL INVESTMENTS(2),(3) -- 102.3% (Cost $65,981,280)                                          $   72,233,270
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.3)%                                                    (1,593,944)
                                                                                               --------------
NET ASSETS -- 100.0%                                                                           $   70,639,326
                                                                                               ==============

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2010.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

(1)  Security partially or fully on loan.

(2) At September 30, 2010, the market value of securities on loan for the Broad Market Bond Fund was $2,233,976.

(3) The cost for Federal income tax purposes is $65,981,280. At September 30, 2010, net unrealized appreciation was $6,251,990. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,256,196 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,206.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                        TOTAL VALUE                  LEVEL 2 -      LEVEL 3 -
                                            AT          LEVEL 1 -   SIGNIFICANT    SIGNIFICANT
                                       SEPTEMBER 30,     QUOTED      OBSERVABLE   UNOBSERVABLE
                                            2010         PRICES        INPUTS        INPUTS
                                       -------------   ----------   -----------   ------------
Corporate Bonds                         $44,301,845    $       --   $44,301,845        $--
Mortgage-Backed Securities                2,800,331            --     2,800,331         --
U.S. Treasury and Agency Obligations     19,050,102            --    19,050,102         --
Municipal Bonds                             646,809            --       646,809         --
Preferred Stock                             300,600       300,600            --         --
Short-Term Investments                    5,133,583     5,133,583            --         --
                                        -----------    ----------   -----------        ---
Total                                   $72,233,270    $5,434,183   $66,799,087        $--
                                        -----------    ----------   -----------        ---

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
MUNICIPAL BONDS -- 93.7%
   ALABAMA -- 7.3%
      Alabama 21st Century Auth., 5.75%, 12/01/19                  Baa1, A-     $    750,000   $      767,085
      Alabama 21st Century Auth. Tobacco Settlement Rev.
         Bonds, 5.75%, 12/01/17                                    Baa1, A-          465,000          477,662
       Alabama Housing Fin. Auth. Single Family Mtge. Rev.
         Bonds, Ser. A-1, (GNMA/FNMA), 5.00%, 10/01/14             Aaa, NR            80,000           80,738
      Alabama State Brd. of Educ. Calhoun Community College
         Rev. Bonds, (AMBAC), 5.00%, 05/01/15                       A1, NR           500,000          548,650
      Birmingham, AL Airport Auth. Rev. Bond Ref.- AMT,
         (AMBAC), 5.00%, 07/01/12(2)                                A2, A          2,370,000        2,454,111
      East Alabama Health Care Auth. Ser. A, 5.25%,
         09/01/36++                                                 NR, A            200,000          206,918
      Jefferson Cnty., AL, 5.25%, 02/01/12                         Aa3, AAA          200,000          198,852
      Jefferson Cnty., AL, 5.25%, 01/01/13                         B3, BBB           100,000           96,531
      Jefferson Cnty., AL, 5.25%, 01/01/15                         B3, BBB            25,000           23,845
      Jefferson Cnty., AL, 5.25%, 02/01/16                         Aa3, AAA           25,000           24,499
      Jefferson Cnty., AL, 5.50%, 02/15/16                         Aa3, AAA          200,000          194,166
      Jefferson Cnty., AL, 5.50%, 02/15/20                         Aa3, AAA           50,000           48,886
      Jefferson Cnty., AL, 5.50%, 01/01/21                         Aa3, AAA        2,380,000        2,374,240
      Jefferson Cnty., AL, 5.00%, 04/01/21                         Baa1, A         3,455,000        2,543,398
      Jefferson Cnty., AL Sewer Rev. Bonds, (FSA), 5.25%,
         02/01/11                                                  Aa3, AAA          250,000          249,325
      Mobile, AL Industrial Development Board VRDB Ser. A,
         4.75%, 06/01/34++                                          A2, A            500,000          525,460
      Trussville, AL G.O. Ltd. Bonds, (NATL-RE), 4.60%,
         10/01/13                                                  Aa2, NR           165,000          166,650
      Univ. of Alabama at Birmingham Hospital Rev. Bonds,
         Ser. A, 5.00%, 09/01/15                                    A1, A+           500,000          547,680
      Univ. of Alabama at Birmingham Hospital Rev. Bonds,
         Ser. A, 5.75%, 09/01/22++                                  A1, A+         1,000,000        1,107,570
                                                                                               --------------
                                                                                                   12,636,266
                                                                                               --------------
   ARIZONA -- 2.7%
      Arizona Water Infrastructure Fin. Auth., 5.00%,
         10/01/23                                                  Aaa, AAA        3,000,000        3,455,610
      Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds,
         5.00%, 07/01/13                                           Baa1, NR          200,000          216,688
      Tucson, AZ Certificate Participation Bonds, Public
         Improvements, Ser. A, (NATL-RE), 5.00%, 07/01/21          Aa3, A+         1,000,000        1,073,560
                                                                                               --------------
                                                                                                    4,745,858
                                                                                               --------------
   CALIFORNIA -- 19.8%
      ABAG Fin. Auth. for Nonprofit Coros, California Rev.
         Bonds (Windemere Ranch Financing Prog.), Ser. A,
         (CIFG), 5.00%, 09/02/20                                   NR, BBB         1,335,000        1,322,611
      ABAG Fin. Auth. for Nonprofit Coros, California Rev.
         Bonds (Windemere Ranch Financing Prog.), Ser. A,
         (CIFG), 5.00%, 09/02/21                                   NR, BBB         3,655,000        3,615,526
      California Health Facilities Fin. Auth., 5.00%,
         03/01/33                                                   NR, A             50,000           49,269
      California Health Facilities Fin. Auth. Rev. Bonds,
         5.13%, 07/01/22                                            A2, A          1,000,000        1,047,190
      California Health Facilities Fin. Auth. Ser. H, 4.45%,
         07/01/26++                                                 A2, A            510,000          524,407
      California Infrastructure & Economic Dev. Rev. Bonds,
         5.00%, 10/01/18                                           Aa2, AA+          365,000          407,522
      California State Public Works Brd., 5.25%, 12/01/13          A2, BBB+        2,000,000        2,149,160
      California State Public Works Brd., 5.00%, 12/01/19           A2, NR         2,000,000        2,115,880
      California State Public Works Brd. Lease. Rev. Bonds
         (Dept. Health Services - Richmond Lab), Ser. B,
         (XLCA), 5.00%, 11/01/23                                   A2, BBB+          960,000          980,650

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
      California State Public Works Brd. Ref. Rev. Bonds,
         Ser. D, (NATL-RE), 5.25%, 10/01/11                          A2, A      $    150,000   $      155,306
      California State School Imps. Ref. G.O. Bonds, 5.25%,
         02/01/14                                                    A1, A-          585,000          648,818
      California Statewide Communities Development Auth.,
         5.00%, 06/15/13                                             A1, A-        4,000,000        4,372,720
      East Side Union High School District, 5.00%, 08/01/23         NR, AAA        1,000,000        1,111,360
      Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds,
         (XCLA), 5.25%, 12/01/20                                     NR, A           400,000          411,080
      Palm Desert, CA Fin. Auth., (NATL-RE) Ser.1A, 5.00%,
         04/01/25                                                    A2, A           500,000          504,050
      Redwood City, CA Elementary School Dist. G.O. Bonds,
         (FGIC), 5.50%, 08/01/14                                     NR, A+          125,000          139,795
      Sacramento City Financing Auth. Ser. B, 5.40%, 11/01/20        A1, A         4,000,000        4,402,120
      San Francisco, CA City & Cnty., International Airport
         Rev. Bonds, (AMBAC) Ser. A, 5.25%, 01/01/19(2)             A3, BBB+       1,540,000        1,540,046
      San Jose Redevelopment Agency, 5.00%, 08/01/23                 A2, A         3,600,000        3,751,740
      San Jose, CA  Redevelopment Agency Tax Allocation
         (Merged Area Redev. Proj.) Ser. C (NATL-RE)San Jose,
         CA Redevelopment Agency Ser. C (NATL-RE), 5.00%,
         08/01/24                                                   A2, A          1,655,000        1,719,793
      State Of California, 5.00%, 12/01/22                          A2, A          2,000,000        2,153,260
      Univ. of CA Rev. Bonds, Ser. H, (NATL-RE), 5.00%,
         05/15/18                                                  Aa1, AA           490,000          549,094
      Visalia, CA Cert. Participation Ref. Bonds, (NATL-RE),
         5.00%, 12/01/18                                           Baa1, A+          500,000          535,330
                                                                                               --------------
                                                                                                   34,206,727
                                                                                               --------------
   COLORADO -- 3.1%
      Denver Convention Center Hotel Auth., 5.25%, 12/01/19       Baa3, BBB-         140,000          144,394
      Denver, CO Convention Center Hotel Auth. Ref. Bonds,
         (XLCA), 5.25%, 12/01/21                                  Baa3, BBB-       1,615,000        1,648,560
      Denver, CO Convention Center Hotel Auth. Ref. Bonds,
         (XLCA), 5.13%, 12/01/24                                  Baa3, BBB-       3,065,000        3,070,425
      Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23              A1, A+           500,000          540,150
                                                                                               --------------
                                                                                                    5,403,529
                                                                                               --------------
   CONNECTICUT -- 0.6%
      Bristol, CT Resource Recovery Rev. Bonds (Solid Waste
         Oper. Committee), (AMBAC), 5.00%, 07/01/14                 A1, A+         1,000,000        1,089,610
                                                                                               --------------
   DELAWARE -- 0.7%
      Delaware State Economic Dev. Auth. Ref. Rev. Bonds,
         (Delmarva Power Poll. Cntrl. Proj.), Ser. 2001C,
         (AMBAC), 4.90%, 05/01/26++                               Baa2, BBB+         250,000          250,577
      Delaware State Health Facilities Auth., 5.00%, 06/01/16     Baa3, CCC           15,000           11,473
      Delaware State Health Facilities Auth., 5.00%, 06/01/24     Baa3, CCC           60,000           43,889
      Delaware State Health Facilities Auth. Ser. A, 5.50%,
         06/01/24                                                 Baa3, CCC        1,260,000          921,073
                                                                                               --------------
                                                                                                    1,227,012
                                                                                               --------------
   FLORIDA -- 0.8%
      Lakeland, FL Energy Sys. Rev. Bonds, (NATL-RE), 5.50%,
         10/01/14                                                   A1, A+           455,000          471,608

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
      Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, Ser.
         1, (NATL-RE), 5.25%, 10/01/14                              A1, A       $    900,000   $      982,530
                                                                                               --------------
                                                                                                    1,454,138
                                                                                               --------------
   GEORGIA -- 1.1%
      Atlanta, GA Auth. Rev. Bonds, Ser. A,  (FGIC), 5.88%,
         01/01/16                                                   A1, A+         1,370,000        1,388,454
      Clayton Cnty., GA Dev. Auth. Rev. Bonds, Ser. A,
         (NATL-RE), 5.00%, 08/01/18                                Aa2, AA           465,000          520,856
                                                                                               --------------
                                                                                                    1,909,310
                                                                                               --------------
   ILLINOIS -- 9.2%
      Chicago IL, Board of Educ., 5.00%, 12/01/21                  Aa2, AAA        3,000,000        3,314,520
      Chicago IL, Board of Educ. Ref. - Ded. Revs Bonds, Ser.
         B, (AMBAC), 5.00%, 12/01/21                               Aa2, AA-        1,000,000        1,058,540
      Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%,
         11/01/11                                                  Aa2, AA           200,000          202,744
      Illinois Finance Auth. Rev. Bonds Ser. B, (FSA), 5.25%,
         01/01/22                                                  Aa3, NR         2,830,000        3,063,616
      State of Illinois, 3.00%, 04/01/12                            A1, A+         2,000,000        2,038,360
      State of Illinois, 5.00%, 08/01/20                            A1, A+         5,000,000        5,125,750
      State of Illinois, 5.00%, 11/01/20                            A1, A+         1,000,000        1,032,630
                                                                                               --------------
                                                                                                   15,836,160
                                                                                               --------------
   INDIANA -- 6.3%
      Blackford Cnty., IN Industrial Sch. Bldg. Corp. Rev.
         Ref. Bond, First Mortgage, Ser. A, (NATL-RE), 5.00%,
         07/15/17                                                 Baa1, AA+        1,755,000        1,947,190
      Indiana Finance Auth. Health System Rev. Bonds, 5.00%,
         11/01/21                                                  Aa3, NR         2,000,000        2,221,200
      Indiana Health Facility Fin. Auth. Ser. A, 5.00%,
         11/01/27++                                                Aa2, AA-        1,000,000        1,046,180
      Whiting IN Environmental Facility Rev. Bonds, 2.80%,
         06/01/44++                                                 A2, NR         5,575,000        5,631,085
                                                                                               --------------
                                                                                                   10,845,655
                                                                                               --------------
   KANSAS -- 0.5%
      Butler & Sedgwick Cnty., KS Univ. School Dist. G.O.
         Unltd. Bonds, (FSA), 6.00%, 09/01/14                      Aa3, AAA          500,000          587,110
      Topeka, KS G.O. Bonds (College Hill Pub. Imps.) Ser.
         A, (NATL-RE), 5.50%, 08/15/14                             Aa2, NR           275,000          285,849
                                                                                               --------------
                                                                                                      872,959
                                                                                               --------------
   LOUISIANA -- 0.3%
      Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds,
         Pub. Imps., (AMBAC), 5.00%, 06/01/15                      Baa2, A-          435,000          472,523
                                                                                               --------------
   MASSACHUSETTS -- 0.4%
      Massachusetts State Dev. Fin. Agency Rev. Bond (Univ.
         of MA, Visual & Perfoming Arts Proj.), 6.00%,
         08/01/16                                                   A1, NR           310,000          373,658
      Massachusetts State Housing Fin. Agency VRDB Rev.
         Bonds, 4.00%, 12/01/10++,(2)                              Aa2, AA            85,000           85,192
      Massachusetts State Special Oblig. Rev. Bonds (Federal
         Highway Grant Auth.), Ser. A, (FSA), 5.00%, 12/15/12      Aa2, NR           275,000          299,632
                                                                                               --------------
                                                                                                      758,482
                                                                                               --------------
   MICHIGAN -- 1.7%
      Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A,
         (FSA), 5.00%, 07/01/23                                    Aa3, AAA          550,000          574,481

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
      Fowlerville, MI Community Schools Dist. G.O. Bonds,
         (FGIC), 5.00%, 05/01/15                                   Aa2, AA-     $    650,000   $      719,504
      Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%,
         07/15/21                                                   A2, A          1,600,000        1,643,360
                                                                                               --------------
                                                                                                    2,937,345
                                                                                               --------------
   MINNESOTA -- 0.5%
      St. Paul, MN Housing & Redev. Auth. Health Care Fac.
         Rev. Bonds, 5.00%, 05/15/12                               A3, BBB            85,000           88,279
      St. Paul, MN Housing & Redev. Auth. Health Care Fac.
         Rev. Bonds, 5.00%, 05/15/13                               A3, BBB           225,000          237,431
      St. Paul, MN Housing & Redev. Auth. Health Care Fac.
         Rev. Bonds, 5.00%, 05/15/15                               A3, BBB           270,000          287,928
      St. Paul, MN Housing & Redev. Auth. Health Care Fac.
         Rev. Bonds, 5.00%, 05/15/16                               A3, BBB           300,000          316,785
                                                                                               --------------
                                                                                                      930,423
                                                                                               --------------
   MISSISSIPPI -- 0.2%
      Warren Cnty., MS Gulf Opportunity Zone Rev. Bonds Ser.
         A, 6.50%, 09/01/32                                        NR, BBB           250,000          277,673
                                                                                               --------------
   MISSOURI -- 0.7%
      Kansas City, MO Special Fac. Rev. Bonds, MCI Overhaul
         Base Proj., 4.00%, 09/01/11(2)                            A1, AA-           465,000          473,803
      Truman State Univ., MO Housing Sys. Rev. Bonds,
         (AMBAC), 5.00%, 06/01/15                                   A1, NR           615,000          659,661
                                                                                               --------------
                                                                                                    1,133,464
                                                                                               --------------
   NEVADA -- 1.2%
      Clark Cnty., NV , (AMBAC), 5.00%, 11/01/25                   Aaa, AA+        1,000,000        1,080,250
      Nevada State Highway Imp. Rev. Bonds (Motor Vehicle
         Fuel Tax), (FGIC), 5.50%, 12/01/11                        Aa2, AA+          250,000          262,830
      North Las Vegas, NV Ref. Bonds Ser. 60-B, 5.00%,
         12/01/16                                                   NR, NR           745,000          724,960
                                                                                               --------------
                                                                                                    2,068,040
                                                                                               --------------
   NEW HAMPSHIRE -- 0.6%
      New Hampshire Business Fin. Auth., (NATL-RE) Ser. C,
         5.45%, 05/01/21                                            A3, A          1,000,000        1,056,400
                                                                                               --------------
   NEW JERSEY -- 3.4%
      Camden Cnty., Impt. Auth., 5.00%, 02/15/12                  Baa3, BBB          500,000          515,930
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig.
         Group A, 5.00%, 02/15/15                                 Baa3, BBB        1,090,000        1,158,724
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig.
         Group B, 5.00%, 02/15/15                                 Baa3, BBB        2,435,000        2,588,527
      New Jersey Economic Development Auth. Rev. Bonds,
         (RADIAN), 5.50%, 06/15/16                                 Baa2, NR          200,000          214,814
      New Jersey Health Care Fac. Fin. Auth., Hackensack
         Univ. Medical Center, 5.13%, 01/01/21                     Baa1, NR          600,000          632,382
      New Jersey State Educ. Fac. Auth. Ref. Bonds Ser. A,
         5.00%, 07/01/19                                          Baa2, BBB+         775,000          852,508
                                                                                               --------------
                                                                                                    5,962,885
                                                                                               --------------
   NEW YORK -- 3.4%
      Cattaraugus Cnty., NY Industrial Dev. Agency (Olean
         Gen. Hosp. Proj.) Ser. A, 5.25%, 08/01/23                  NR, A+           525,000          525,184

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
      New York City Ind. Dev. Agency Ref. Bonds, 5.00%,
         01/01/13(2)                                               A3, BBB      $    700,000   $      733,789
      New York City Ser. E-1, 6.00%, 10/15/23                      Aa2, AA           750,000          908,265
      New York State Thruway Auth., NY Highway Improv. Rev.
         Bonds, (AMBAC) Ser. F, 5.00%, 01/01/25                     A1, A+         1,000,000        1,086,480
      New York Tobacco Sett. Fund. Corp. Rev. Bonds, Ser.
         A-1, 5.50%, 06/01/14                                      Aa3, AA-          115,000          115,385
      New York, NY G.O. Bonds, Ser. E, 5.25%, 08/01/12             Aa2, AA           250,000          270,415
      New York, NY Pub. Imps. G.O. Bonds, Ser. D1, 5.00%,
         12/01/21                                                  Aa2, AA         1,000,000        1,132,020
      Tobacco Settlement Fin. Auth. Ser. B-1C, 5.50%,
         06/01/14                                                  Aa3, AA-           65,000           65,218
      Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC),
         5.50%, 06/01/20                                           Aa3, AA-        1,000,000        1,102,900
                                                                                               --------------
                                                                                                    5,939,656
                                                                                               --------------
   NORTH CAROLINA -- 1.7%
      Univ. of North Carolina Sys. Pool Rev., (NATL-RE),
         5.00%, 10/01/23                                           Aa3, A+         2,725,000        2,981,068
                                                                                               --------------
   OHIO -- 3.4%
      City of Akron OH, 5.00%, 12/01/24                            Aa3, AA-        1,000,000        1,091,340
      Dayton-Montgomery Cnty., OH Port. Auth. Dev. Rev.
         Dayton Regl. Bond Ser. A, 5.13%, 05/15/22(2)               NR, NR         2,250,000        2,183,782
      Lorain Cnty., OH Hosp. Rev. Bonds, (Catholic Healthcare
         Partners), Ser. A, 5.63%, 10/01/16                        A1, AA-           500,000          518,845
      Lorain Cnty., OH Hospital Ref. Rev. Bonds (Catholic
         Healthcare) Ser. A, 5.63%, 10/01/13                       A1, AA-           800,000          837,720
      Ohio State Air Quality Dev. Auth. Rev. (Pollution
         Control Proj.) Ser. D, 4.75%, 08/01/29++                 Baa1, BBB-       1,250,000        1,295,675
                                                                                               --------------
                                                                                                    5,927,362
                                                                                               --------------
   OREGON -- 0.2%
      Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser.
         A, (FGIC), 5.00%, 06/15/17                                 A2, NR           320,000          346,797
                                                                                               --------------
   PENNSYLVANIA -- 6.5%
      Cumberland Cnty., Municipal Auth. Ser. Q1- AI, 2.75%,
         11/01/39++                                                 NR, A            400,000          409,088
      Pennsylvania State Economic Dev. Fin. Auth. Facs. Rev.
         (Exelon Generation), 5.00%, 12/01/42++                     A3, NR           600,000          633,084
      Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds
         (Philadelphia College of Osteopathic Medicine),
         5.00%, 12/01/16                                            NR, A+         1,560,000        1,650,012
      Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds,
         (Philadelphia College of Osteopathic Medicine),
         5.00%, 12/01/17                                            NR, A+           500,000          523,930
      Pennsylvania State Pub. School Bldg. Auth. Rev. Bonds,
         (FGIC), 5.25%, 11/01/15                                    Aaa, A           545,000          598,197
      Philadelphia, PA Airport Rev. Bonds Ser. A, (NATL-RE),
         5.00%, 06/15/18(2)                                         A2, A+           600,000          631,446
      Philadelphia, PA Airport Rev. Bonds, (FGIC), Ser. B,
         5.50%, 06/15/18(2)                                         A2, A+         1,350,000        1,390,730
      Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds Ser.
         A, 4.90%, 05/01/17                                        NR, BBB-          280,000          277,819
      Philadelphia, PA G.O. Bonds, (CIFG), 5.00%, 08/01/23         A1, BBB         1,000,000        1,028,390
      Philadelphia, PA Redev. Auth. For Neighborhood
         Transformation. Rev. Bonds Ser. A, 5.50%, 04/15/20         A1, A            925,000          964,636

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
      Philadelphia, PA School District Ref. Bonds, Ser. A,
         (AMBAC), 5.00%, 08/01/17                                  Aa2, A+      $    600,000   $      659,418
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%,
         04/01/11                                                  Aaa, AAA           30,000           30,920
      Westmoreland Cnty., Indl. Dev. Auth., 5.00%, 07/01/19         A3, NR         2,235,000        2,429,266
                                                                                               --------------
                                                                                                   11,226,936
                                                                                               --------------
   PUERTO RICO -- 0.2%
      Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21               A3, BBB-          250,000          275,115
                                                                                               --------------
   SOUTH DAKOTA -- 0.6%
      South Dakota Health & Educational Facilities Auth.,
         5.00%, 11/01/12                                           A1, AA-         1,000,000        1,072,200
                                                                                               --------------
   TEXAS -- 10.5%
      Cedar Park, TX Utility Sys. Rev. Bonds, (NATL-RE),
         5.00%, 08/15/18                                           Aa3, AA           400,000          435,192
      Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A,
         (AMBAC), 5.00%, 07/15/18                                  Aa3, A+           500,000          557,140
      Dallas-Fort Worth International Airport Fac. Improv.
         Corp Jt Ser A, (FGIC), 6.00%, 11/01/28(2)                  A1, A+         5,000,000        5,005,800
      Gulf Coast Waste Disp. Auth., 2.30%, 01/01/36++               NR, A            750,000          749,993
      Gulf Coast Waste Disp. Auth., 2.30%, 01/01/42++               A2, A          2,175,000        2,174,978
      Howard Cnty., TX Jr. College District, (AMBAC), 5.00%,
         02/15/26                                                   NR, A          2,810,000        3,030,107
      Katy, TX Indpt. School Dist. G.O. Bonds, (PSF-GTD),
         5.50%, 02/15/15                                           Aaa, AAA          175,000          177,926
      Port Arthur, TX Independent School District G.O. Bonds,
         (AMBAC), 5.00%, 02/15/22                                  Aa3, NR           170,000          182,963
      Tarrant Cnty., Cultural Educ. Fac. Finance Corp.,
         5.00%, 02/15/21                                           Aa3, AA-        5,000,000        5,301,200
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp.
         Ser. A, 5.00%, 02/15/20                                   Aa3, AA-          100,000          106,895
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp.
         Ser. A, 5.00%, 02/15/22                                   Aa3, AA-          345,000          362,805
      Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13      Aaa, AAA           60,000           62,623
      Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13      Aaa, AAA           85,000           95,542
                                                                                               --------------
                                                                                                   18,243,164
                                                                                               --------------
   UTAH -- 0.3%
      Salt Lake Cnty., UT Sales Tax Rev. Bonds, 5.00%,
         08/01/17                                                  NR, AAA           500,000          574,820
                                                                                               --------------
   WASHINGTON -- 5.4%
      Klickitat Cnty., WA Public Utility District No. 1 Ser.
         B, (FGIC), 5.25%, 12/01/22                                 A1, NR         2,000,000        2,155,460
      Washington Health Care Fac. Auth. Group Health Coop.,
         (RADIAN), 5.00%, 12/01/25                                 NR, BBB+        1,000,000          988,430
      Washington Health Care Fac. Auth., (RADIAN), 5.00%,
         12/01/23                                                  NR, BBB+        1,570,000        1,577,332
      Washington State Econ. Dev. Fin. Auth. Biomedical Resh
         Properties II, (NATL-RE), 5.25%, 06/01/21                 Aa1, AA+        1,000,000        1,100,170

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) - CONTINUED

                                                                 MOODY'S/S&P      PRINCIPAL
                                                                   RATINGS+        AMOUNT           VALUE
                                                                -------------   ------------   --------------
      Washington State Econ. Dev. Fin. Auth. Lease Rev.
         Washington Biomedical Resh Properties II, (NATL-RE),
         5.00%, 06/01/23                                           Aa1, AA+     $  3,240,000   $    3,502,796
                                                                                               --------------
                                                                                                    9,324,188
                                                                                               --------------
   WEST VIRGINIA -- 0.2%
      West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
         (AMBAC), 5.38%, 07/01/18                                   NR, NR           250,000          273,365
                                                                                               --------------
   WISCONSIN -- 0.2%
      Sheboygan, WI Pollution Ctrl. Rev., (FGIC), 5.00%,
         09/01/15                                                   A2, A-           200,000          221,192
      Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC),
         5.75%, 07/01/14                                           Aa2, AA+          105,000          113,233
                                                                                               --------------
                                                                                                      334,425
                                                                                               --------------
   TOTAL MUNICIPAL BONDS (COST $155,555,993)                                                      162,343,555
                                                                                               --------------

                                                                                    SHARES
                                                                                ------------
SHORT-TERM INVESTMENTS -- 5.4%
      BlackRock Liquidity Funds MuniCash Portfolio -
         Institutional Series                                                      4,628,817        4,628,817
      BlackRock Liquidity Funds MuniFund Portfolio -
         Institutional Series                                                      4,628,818        4,628,818
                                                                                               --------------
   TOTAL SHORT-TERM INVESTMENTS (COST $9,257,635)                                                   9,257,635
                                                                                               --------------
TOTAL INVESTMENTS -- 99.1% (Cost $164,813,628)(1)                                              $  171,601,190
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%                                                       1,602,156
                                                                                               --------------
NET ASSETS -- 100.0%                                                                           $  173,203,346
                                                                                               ==============

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2010.

(1) The cost for federal income tax purposes is $164,813,628. At September 30, 2010, net unrealized appreciation was $6,787,562. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,293,430 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $505,868.

(2)  Security is subject to the Alternative Minimum Tax.

AMBAC   - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
          Corp.

CIFG    - Credit rating enhanced by guaranty or insurance from CIFG.

FGIC    - Credit rating enhanced by guaranty or insurance from Financial
          Guaranty Insurance Corp.

FSA     - Credit rating enhanced by guaranty or insurance from Financial
          Security Assurance.

G.O.    - General Obligation.

LOC     - Letter of Credit

PSF-GTD - Public School Fund Guarantee

RADIAN  - Credit rating enhanced by guaranty or insurance from Radian Asset
          Assuarance, Inc.

VRDB    - Variable Rate Demand Bonds

XLCA    - Credit rating enhanced by guaranty or insurance from XL Capital
          Assurance.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                          TOTAL VALUE                   LEVEL 2 -      LEVEL 3 -
                              AT          LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                         SEPTEMBER 30,      QUOTED      OBSERVABLE   UNOBSERVABLE
                              2010         PRICES        INPUTS         INPUTS
                         -------------   ----------   ------------   ------------
Municipal Bonds          $162,343,555    $       --   $162,343,555        $--
Short-Term Investments      9,257,635     9,257,635             --         --
                         ------------    ----------   ------------        ---
Total                    $171,601,190    $9,257,635   $162,343,555        $--
                         ------------    ----------   ------------        ---

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
COMMON STOCK -- 99.1%
   CONSUMER DISCRETIONARY -- 11.0%
      AUTO COMPONENTS -- 0.4%
      Autoliv, Inc.(1)                                                   2,450   $         160,058
      BorgWarner, Inc.*(1)                                               4,740             249,419
      Gentex Corp.(1)                                                    2,390              46,629
      Johnson Controls, Inc.                                            22,130             674,965
      Lear Corp.*                                                        1,200              94,716
      The Goodyear Tire & Rubber Co.*                                   12,460             133,945
      TRW Automotive Holdings Corp.*                                     3,510             145,876
                                                                                 -----------------
                                                                                         1,505,608
                                                                                 -----------------
      AUTOMOBILES -- 0.4%
      Ford Motor Co.*(1)                                               107,620           1,317,269
      Harley-Davidson, Inc.                                              7,950             226,098
      Thor Industries, Inc.                                                280               9,352
                                                                                 -----------------
                                                                                         1,552,719
                                                                                 -----------------
      DISTRIBUTORS -- 0.1%
      Genuine Parts Co.                                                  4,960             221,166
      LKQ Corp.*                                                         6,240             129,792
                                                                                 -----------------
                                                                                           350,958
                                                                                 -----------------
      DIVERSIFIED CONSUMER SERVICES -- 0.3%
      Apollo Group, Inc. - Class A*                                      4,587             235,543
      Career Education Corp.*                                              845              18,142
      DeVry, Inc.                                                        2,020              99,404
      Education Management Corp.*(1)                                     3,800              55,784
      H&R Block, Inc.                                                    7,760             100,492
      Hillenbrand, Inc.(1)                                                 200               4,302
      ITT Educational Services, Inc.*(1)                                 1,970             138,432
      Service Corp. International                                       10,870              93,699
      Strayer Education, Inc.(1)                                           310              54,095
      Weight Watchers International, Inc.(1)                             1,560              48,656
                                                                                 -----------------
                                                                                           848,549
                                                                                 -----------------
      HOTELS, RESTAURANTS & LEISURE -- 1.8%
      Bally Technologies, Inc.*                                            900              31,455
      Brinker International, Inc.                                        1,020              19,237
      Burger King Holdings, Inc.                                         4,820             115,102
      Carnival Corp.                                                    13,520             516,599
      Chipotle Mexican Grill, Inc. - Class A*                              750             129,000
      Choice Hotels International, Inc.(1)                                  60               2,188
      Darden Restaurants, Inc.                                           4,640             198,499
      Hyatt Hotels Corp. - Class A*(1)                                   2,750             102,823
      International Game Technology                                      7,100             102,595
      International Speedway Corp. - Class A                                70               1,708
      Las Vegas Sands Corp.*(1)                                          8,720             303,892
      Marriott International, Inc. - Class A(1)                          7,672             274,888
      McDonald's Corp.                                                  33,399           2,488,559
      MGM Resorts International*(1)                                      9,410             106,145
      Panera Bread Co. - Class A*                                        1,445             128,041
      Penn National Gaming, Inc.*                                        2,480              73,433
      Royal Caribbean Cruises, Ltd.*(1)                                  4,080             128,642
      Scientific Games Corp. - Class A*                                    200               1,940
      Starbucks Corp.                                                   24,460             625,687
      Starwood Hotels & Resorts Worldwide, Inc.(1)                       5,330             280,092
      Wendy's/Arby's Group, Inc. - Class A                               1,200               5,436

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      WMS Industries, Inc.*(1)                                             920   $          35,024
      Wyndham Worldwide Corp.                                            5,260             144,492
      Wynn Resorts, Ltd.                                                 2,420             209,983
      Yum! Brands, Inc.                                                 13,450             619,507
                                                                                 -----------------
                                                                                         6,644,967
                                                                                 -----------------
      HOUSEHOLD DURABLES -- 0.5%
      D.R. Horton, Inc.                                                  7,070              78,618
      Fortune Brands, Inc.                                               4,760             234,335
      Garmin, Ltd.(1)                                                    2,290              69,501
      Harman International Industries, Inc.*                             1,180              39,424
      Jarden Corp.                                                       1,560              48,563
      KB Home(1)                                                           940              10,650
      Leggett & Platt, Inc.(1)                                           3,670              83,529
      Lennar Corp. - Class A(1)                                          4,910              75,516
      M.D.C. Holdings, Inc.(1)                                             230               6,677
      Mohawk Industries, Inc.*(1)                                        1,650              87,945
      Newell Rubbermaid, Inc.(1)                                         8,520             151,741
      NVR, Inc.*(1)                                                        330             213,685
      Pulte Homes, Inc.*(1)                                              8,840              77,438
      Stanley Black & Decker, Inc.                                       4,520             276,986
      Tempur-Pedic International, Inc.*                                  2,900              89,900
      Toll Brothers, Inc.*                                               4,050              77,031
      Tupperware Brands Corp.                                            2,700             123,552
      Whirlpool Corp.                                                    2,450             198,352
                                                                                 -----------------
                                                                                         1,943,443
                                                                                 -----------------
      INTERNET & CATALOG RETAIL -- 0.8%
      Amazon.com, Inc.*(1)                                              11,230           1,763,784
      Expedia, Inc.(1)                                                   6,240             176,030
      Liberty Media Corp.- Interactive - Class A*                       18,350             251,579
      Netflix, Inc.*(1)                                                  1,080             175,133
      Priceline.com, Inc.*(1)                                            1,630             567,794
                                                                                 -----------------
                                                                                         2,934,320
                                                                                 -----------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.1%
      Hasbro, Inc.(1)                                                    5,090             226,556
      Mattel, Inc.                                                      10,650             249,849
                                                                                 -----------------
                                                                                           476,405
                                                                                 -----------------
      MEDIA -- 3.3%
      Cablevision Systems New York Group - Class A                       8,440             221,044
      CBS Corp. - Class B(1)                                            18,700             296,582
      Central European Media Enterprises, Ltd. - Class A*(1)               160               3,992
      Clear Channel Outdoor Holdings, Inc. - Class A*                      500               5,715
      Comcast Corp. - Class A                                           88,580           1,601,526
      DIRECTV - Class A*                                                28,790           1,198,528
      Discovery Communications, Inc. - Class A*(1)                       9,400             409,370
      DISH Network Corp.*                                                4,480              85,837
      DreamWorks Animation SKG, Inc. - Class A*(1)                       2,290              73,074
      Gannett Co., Inc.(1)                                               6,290              76,927
      John Wiley & Sons, Inc. - Class A                                  2,100              85,806
      Lamar Advertising Co. - Class A*(1)                                2,400              76,368
      Liberty Global, Inc. - Class A*(1)                                 7,720             237,853
      Liberty Media Corp. -  Series A*                                   2,176             141,179
      Liberty Media Corp. - Capital Class A*                             2,460             128,068

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Madison Square Garden, Inc.*                                          87   $           1,834
      Meredith Corp.(1)                                                    360              11,992
      Morningstar, Inc.*(1)                                              1,100              49,016
      News Corp. - Class A                                              68,530             895,002
      Omnicom Group, Inc.                                               10,390             410,197
      Regal Entertainment Group - Class A(1)                               770              10,102
      Scripps Networks Interactive, Inc. - Class A                       2,380             113,240
      Sirius XM Radio, Inc.*(1)                                         94,200             113,040
      The Interpublic Group of Cos., Inc.*(1)                           15,320             153,660
      The McGraw-Hill Cos., Inc.                                        11,340             374,900
      The New York Times Co. - Class A*                                    670               5,186
      The Walt Disney Co.                                               60,846           2,014,611
      The Washington Post Co. - Class B(1)                                 140              55,917
      Thomson Reuters Corp.                                             11,600             435,348
      Time Warner Cable, Inc.                                           11,324             611,383
      Time Warner, Inc.                                                 35,396           1,084,887
      Viacom, Inc. - Class B                                            19,220             695,572
      Virgin Media, Inc.(1)                                             10,170             234,113
      Warner Music Group Corp.*                                            480               2,160
                                                                                 -----------------
                                                                                        11,914,029
                                                                                 -----------------
      MULTILINE RETAIL -- 0.8%
      Big Lots, Inc.*(1)                                                 1,324              44,023
      Dollar General Corp.*                                              1,000              29,250
      Dollar Tree, Inc.*(1)                                              4,381             213,618
      Family Dollar Stores, Inc.                                         4,826             213,116
      J.C. Penney Co., Inc.                                              7,830             212,819
      Kohl's Corp.*                                                     10,010             527,327
      Macy's, Inc.                                                      12,180             281,236
      Nordstrom, Inc.                                                    5,880             218,736
      Sears Holdings Corp.*(1)                                           1,270              91,618
      Target Corp.                                                      21,960           1,173,542
                                                                                 -----------------
                                                                                         3,005,285
                                                                                 -----------------
      SPECIALTY RETAIL -- 2.0%
      Aaron's, Inc.                                                      4,300              79,335
      Abercrombie & Fitch Co. - Class A(1)                               2,400              94,368
      Advance Auto Parts, Inc.                                           2,150             126,162
      Aeropostale, Inc.*                                                 1,440              33,480
      American Eagle Outfitters, Inc.                                    3,450              51,612
      AutoNation, Inc.*(1)                                                 580              13,485
      AutoZone, Inc.*                                                      860             196,863
      Bed Bath & Beyond, Inc.*                                           7,090             307,777
      Best Buy Co., Inc.                                                10,980             448,313
      Carmax, Inc.*                                                      8,500             236,810
      Chico's FAS, Inc.(1)                                               8,990              94,575
      Dick's Sporting Goods, Inc.*(1)                                    1,500              42,060
      Foot Locker, Inc.                                                  4,930              71,633
      GameStop Corp. - Class A*(1)                                       7,620             150,190
      Guess?, Inc.(1)                                                    1,160              47,131
      J. Crew Group, Inc.*(1)                                              800              26,896
      Limited Brands, Inc.                                               8,350             223,613
      Lowe's Cos., Inc.                                                 42,800             954,012
      O'Reilly Automotive, Inc.*(1)                                      4,200             223,440
      Office Depot, Inc.*                                               16,970              78,062
      PetSmart, Inc.                                                     3,860             135,100
      RadioShack Corp.(1)                                                3,660              78,068

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Ross Stores, Inc.                                                  3,840   $         209,741
      Signet Jewelers, Ltd.*                                             1,420              45,071
      Staples, Inc.                                                     24,410             510,657
      The Gap, Inc.                                                     13,090             243,998
      The Home Depot, Inc.                                              52,340           1,658,131
      The TJX Cos., Inc.(1)                                             11,570             516,369
      Tiffany & Co.(1)                                                   4,890             229,781
      Tractor Supply Co.                                                 2,800             111,048
      Urban Outfitters, Inc.*(1)                                         3,060              96,206
      Williams-Sonoma, Inc.(1)                                           3,640             115,388
                                                                                 -----------------
                                                                                         7,449,375
                                                                                 -----------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
      Coach, Inc.                                                       10,350             444,636
      Fossil, Inc.*                                                      2,400             129,096
      Hanesbrands, Inc.*                                                 1,660              42,928
      Nike, Inc. - Class B(1)                                           10,660             854,292
      Phillips-Van Heusen Corp.(1)                                       1,580              95,053
      Polo Ralph Lauren Corp.                                            1,500             134,790
      V.F. Corp.                                                         2,850             230,907
                                                                                 -----------------
                                                                                         1,931,702
                                                                                 -----------------
   TOTAL CONSUMER DISCRETIONARY                                                         40,557,360
                                                                                 -----------------
   CONSUMER STAPLES -- 10.0%
      BEVERAGES -- 2.2%
      Brown-Forman Corp. - Class B(1)                                    3,398             209,453
      Central European Distribution Corp.*                               1,680              37,498
      Coca-Cola Enterprises, Inc.                                        8,740             270,940
      Constellation Brands, Inc. -  Class A*                             4,630              81,905
      Dr Pepper Snapple Group, Inc.                                      6,550             232,656
      Hansen Natural Corp.*                                              2,634             122,797
      Molson Coors Brewing Co. - Class B                                 2,950             139,299
      PepsiCo, Inc.                                                     48,999           3,255,493
      The Coca-Cola Co.                                                 64,241           3,759,383
                                                                                 -----------------
                                                                                         8,109,424
                                                                                 -----------------
      FOOD & STAPLES RETAILING -- 2.2%
      BJ's Wholesale Club, Inc.*                                         1,000              41,500
      Costco Wholesale Corp.                                            13,660             880,933
      CVS Caremark Corp.                                                41,400           1,302,858
      Safeway, Inc.                                                     11,350             240,166
      SUPERVALU, Inc.(1)                                                 3,900              44,967
      SYSCO Corp.                                                       16,690             475,999
      The Kroger Co.                                                    22,136             479,466
      Wal-Mart Stores, Inc.(1)                                          62,533           3,346,766
      Walgreen Co.                                                      29,120             975,520
      Whole Foods Market, Inc.*                                          5,570             206,703
                                                                                 -----------------
                                                                                         7,994,878
                                                                                 -----------------
      FOOD PRODUCTS -- 1.8%
      Archer-Daniels-Midland Co.                                        19,840             633,293
      Bunge, Ltd.(1)                                                     4,570             270,361
      Campbell Soup Co.(1)                                               3,956             141,427
      ConAgra Foods, Inc.                                               11,830             259,550
      Corn Products International, Inc.                                  1,070              40,125
      Dean Foods Co.*                                                    6,660              67,999
      Del Monte Foods Co.                                                7,280              95,441
      Flowers Foods, Inc.(1)                                             4,150             103,086
      General Mills, Inc.                                               20,284             741,177
      Green Mountain Coffee Roasters, Inc.*                              4,040             126,008

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      H.J. Heinz Co.                                                     9,580   $         453,805
      Hormel Foods Corp.(1)                                              1,730              77,158
      Kellogg Co.                                                        9,640             486,916
      Kraft Foods, Inc. - Class A                                       49,687           1,533,341
      McCormick & Co., Inc.(1)                                           2,930             123,177
      Mead Johnson Nutrition Co. - Class A                               6,750             384,143
      Ralcorp Holdings, Inc.*                                            2,550             149,124
      Sara Lee Corp.                                                    17,800             239,054
      Smithfield Foods, Inc.*                                            4,810              80,952
      The Hershey Co.                                                    4,640             220,818
      The J.M. Smucker Co.                                               3,899             236,006
      Tyson Foods, Inc. - Class A(1)                                     6,800             108,936
                                                                                 -----------------
                                                                                         6,571,897
                                                                                 -----------------
      HOUSEHOLD PRODUCTS -- 2.1%
      Church & Dwight Co., Inc.(1)                                       1,546             100,397
      Colgate-Palmolive Co.                                             15,488           1,190,407
      Energizer Holdings, Inc.*                                          2,290             153,957
      Kimberly-Clark Corp.                                              13,340             867,767
      The Clorox Co.                                                     3,768             251,552
      The Procter & Gamble Co.                                          88,306           5,295,711
                                                                                 -----------------
                                                                                         7,859,791
                                                                                 -----------------
      PERSONAL PRODUCTS -- 0.2%
      Alberto-Culver Co.                                                 1,350              50,827
      Avon Products, Inc.                                               13,370             429,311
      Estee Lauder Cos., Inc. - Class A                                  3,690             233,319
      Herbalife, Ltd.                                                    1,980             119,493
      NBTY, Inc.*                                                        1,080              59,378
                                                                                 -----------------
                                                                                           892,328
                                                                                 -----------------
      TOBACCO -- 1.5%
      Altria Group, Inc.                                                66,250           1,591,325
      Lorillard, Inc.                                                    5,040             404,763
      Philip Morris International, Inc.                                 56,460           3,162,889
      Reynolds American, Inc.                                            4,570             271,412
                                                                                 -----------------
                                                                                         5,430,389
                                                                                 -----------------
   TOTAL CONSUMER STAPLES                                                               36,858,707
                                                                                 -----------------
   ENERGY -- 10.6%
      ENERGY EQUIPMENT & SERVICES -- 2.0%
      Atwood Oceanics, Inc.*(1)                                          2,650              80,692
      Baker Hughes, Inc.                                                14,500             617,700
      Cameron International Corp.*                                       6,880             295,565
      Core Laboratories N.V.                                             1,100              96,844
      Diamond Offshore Drilling, Inc.(1)                                 1,640             111,143
      Dresser-Rand Group, Inc.*                                          2,070              76,362
      Exterran Holdings, Inc.*(1)                                        1,300              29,523
      FMC Technologies, Inc.*                                            3,680             251,307
      Halliburton Co.                                                   27,330             903,803
      Helmerich & Payne, Inc.(1)                                         3,080             124,617
      McDermott International, Inc.*                                     5,080              75,082
      Nabors Industries, Ltd.*                                          11,730             211,844
      National Oilwell Varco, Inc.                                      12,380             550,539
      Oceaneering International, Inc.*                                   2,540             136,804
      Oil States International, Inc.*(1)                                 2,660             123,823
      Patterson-UTI Energy, Inc.                                         4,330              73,956
      Pride International, Inc.*                                         4,490             132,141
      Rowan Cos., Inc.*                                                  3,240              98,366
      Schlumberger, Ltd.                                                42,384           2,611,278
      SEACOR Holdings, Inc.*                                               660              56,206
      Superior Energy Services, Inc.*                                    2,740              73,131
      Tidewater, Inc.(1)                                                 1,660              74,385


                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Unit Corp.*                                                          220   $           8,204
      Weatherford International, Ltd.*(1)                               24,600             420,660
                                                                                 -----------------
                                                                                         7,233,975
                                                                                 -----------------
      OIL, GAS & CONSUMABLE FUELS -- 8.6%
      Alpha Natural Resources, Inc.*                                     3,116             128,223
      Anadarko Petroleum Corp.                                          15,650             892,832
      Apache Corp.                                                      10,730           1,048,965
      Arch Coal, Inc.                                                    5,590             149,309
      Atlas Energy, Inc.*                                                1,100              31,504
      Cabot Oil & Gas Corp.                                              4,020             121,042
      Chesapeake Energy Corp.(1)                                        20,400             462,060
      Chevron Corp.                                                     61,420           4,978,091
      Cimarex Energy Co.                                                 2,850             188,613
      Cobalt International Energy, Inc.*                                   800               7,640
      Comstock Resources, Inc.*(1)                                         130               2,924
      Concho Resources, Inc.*                                            3,380             223,655
      ConocoPhillips                                                    46,160           2,650,969
      Consol Energy, Inc.                                                6,650             245,784
      Continental Resources, Inc.*(1)                                      160               7,418
      Denbury Resources, Inc.*                                          14,415             229,054
      Devon Energy Corp.                                                13,200             854,568
      El Paso Corp.                                                     19,740             244,381
      EOG Resources, Inc.                                                8,100             753,057
      EQT Corp.                                                          5,550             200,133
      EXCO Resources, Inc.(1)                                            2,470              36,729
      Exxon Mobil Corp.                                                157,283           9,718,517
      Forest Oil Corp.*(1)                                               3,600             106,920
      Frontier Oil Corp.*                                                  680               9,112
      Frontline, Ltd.(1)                                                 2,570              73,065
      Hess Corp.                                                         8,690             513,753
      Holly Corp.                                                          310               8,913
      Marathon Oil Corp.                                                22,530             745,743
      Mariner Energy, Inc.*(1)                                           3,250              78,748
      Massey Energy Co.                                                  3,920             121,598
      Murphy Oil Corp.                                                   5,450             337,464
      Newfield Exploration Co.*                                          4,260             244,694
      Noble Energy, Inc.                                                 5,560             417,500
      Occidental Petroleum Corp.                                        25,100           1,965,330
      Peabody Energy Corp.                                               9,170             449,422
      Petrohawk Energy Corp.*                                            7,100             114,594
      Pioneer Natural Resources Co.(1)                                   3,720             241,912
      Plains Exploration & Production Co.*                               5,291             141,111
      QEP Resources, Inc.*                                               5,000             150,700
      Quicksilver Resources, Inc.*                                       5,790              72,954
      Range Resources Corp.                                              5,550             211,621
      SandRidge Energy, Inc.*(1)                                         5,730              32,546
      SM Energy Co.                                                      1,270              47,574
      Southern Union Co.                                                 5,510             132,571
      Southwestern Energy Co.*                                          11,528             385,496
      Spectra Energy Corp.(1)                                           20,200             455,510
      Sunoco, Inc.                                                       4,870             177,755
      Teekay Corp.(1)                                                      520              13,900
      Tesoro Corp.*(1)                                                   7,840             104,742
      The Williams Cos., Inc.                                           20,050             383,155
      Ultra Petroleum Corp.*                                             5,500             230,890
      Valero Energy Corp.                                               16,870             295,394
      Whiting Petroleum Corp.*                                           1,300             124,163
                                                                                 -----------------
                                                                                        31,564,318
                                                                                 -----------------
   TOTAL ENERGY                                                                         38,798,293
                                                                                 -----------------

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
   FINANCIALS -- 15.8%
      CAPITAL MARKETS -- 2.4%
      Affiliated Managers Group, Inc.*                                   1,470   $         114,675
      Ameriprise Financial, Inc.                                         7,340             347,402
      Ares Capital Corp.                                                 7,500             117,375
      BlackRock, Inc.                                                    1,160             197,490
      E*Trade Financial Corp.*                                           4,900              71,246
      Eaton Vance Corp.                                                  1,770              51,401
      Federated Investors, Inc.(1)                                       3,970              90,357
      Franklin Resources, Inc.                                           4,980             532,362
      GLG Partners, Inc.*                                                  370               1,665
      Greenhill & Co., Inc.(1)                                             960              76,147
      Invesco, Ltd.(1)                                                  13,070             277,476
      Janus Capital Group, Inc.(1)                                       6,350              69,533
      Jefferies Group, Inc.(1)                                           3,260              73,969
      Lazard, Ltd. - Class A(1)                                          3,950             138,566
      Legg Mason, Inc.                                                   3,910             118,512
      Morgan Stanley                                                    43,000           1,061,240
      Northern Trust Corp.                                               8,180             394,603
      Raymond James Financial, Inc.(1)                                   2,010              50,913
      SEI Investments Co.                                                6,540             133,024
      State Street Corp.                                                14,620             550,589
      T.Rowe Price Group, Inc.(1)                                        8,380             419,545
      TD Ameritrade Holding Corp.*(1)                                    5,650              91,248
      The Bank of New York Mellon Corp.                                 39,470           1,031,351
      The Charles Schwab Corp.                                          31,570             438,823
      The Goldman Sachs Group, Inc.                                     16,090           2,326,292
      Waddell & Reed Financial, Inc. - Class A                           2,740              74,966
                                                                                 -----------------
                                                                                         8,850,770
                                                                                 -----------------
      COMMERCIAL BANKS -- 2.6%
      Associated Banc-Corp.                                              5,285              69,709
      Bancorpsouth, Inc.(1)                                              2,110              29,920
      Bank of Hawaii Corp.(1)                                              770              34,588
      BB&T Corp.                                                        20,090             483,767
      BOK Financial Corp.                                                  320              14,442
      CapitalSource, Inc.                                                4,820              25,739
      CIT Group, Inc.*                                                   6,300             257,166
      City National Corp.(1)                                               940              49,886
      Comerica, Inc.(1)                                                  6,530             242,589
      Commerce Bancshares, Inc.(1)                                       3,597             135,211
      Cullen/Frost Bankers, Inc.                                         1,440              77,573
      East West Bancorp, Inc.                                            6,500             105,820
      Fifth Third Bancorp                                               21,500             258,645
      First Citizens BancShares, Inc. - Class A                             50               9,264
      First Horizon National Corp.*(1)                                   6,271              71,554
      Fulton Financial Corp.(1)                                          7,410              67,135
      Huntington Bancshares, Inc.                                       21,541             122,137
      KeyCorp.                                                          26,470             210,701
      M&T Bank Corp.(1)                                                  2,510             205,343
      Marshall & Ilsley Corp.                                           15,770             111,021
      PNC Financial Services Group, Inc.                                15,760             818,102
      Popular, Inc.*                                                    41,640             120,756
      Regions Financial Corp.(1)                                        46,456             337,735
      SunTrust Banks, Inc.                                              16,280             420,512
      Synovus Financial Corp.(1)                                        15,640              38,474
      TCF Financial Corp.(1)                                             4,310              69,779
      U.S. Bancorp                                                      60,820           1,314,928
      Valley National Bancorp(1)                                         5,100              65,790
      Wells Fargo & Co.                                                150,205           3,774,652

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Whitney Holdings Corp.(1)                                            450   $           3,677
      Zions Bancorp                                                      5,090             108,722
                                                                                 -----------------
                                                                                         9,655,337
                                                                                 -----------------
      CONSUMER FINANCE -- 0.7%
      American Express Co.                                              33,660           1,414,730
      AmeriCredit Corp.*                                                   980              23,971
      Capital One Financial Corp.                                       15,300             605,115
      Discover Financial Services                                       16,080             268,214
      SLM Corp.*                                                        18,260             210,903
                                                                                 -----------------
                                                                                         2,522,933
                                                                                 -----------------
      DIVERSIFIED FINANCIAL SERVICES -- 3.5%
      Bank of America Corp.*                                           311,190           4,079,701
      Citigroup, Inc.*                                                 665,520           2,595,528
      CME Group, Inc.                                                    1,960             510,482
      Interactive Brokers Group, Inc. - Class A*(1)                        310               5,335
      IntercontinentalExchange, Inc.*                                    2,100             219,912
      JPMorgan Chase & Co.                                             122,520           4,664,337
      Leucadia National Corp.*                                           5,070             119,753
      Moody's Corp.                                                      7,840             195,843
      MSCI, Inc.*(1)                                                     2,420              80,368
      NYSE Euronext, Inc.                                                8,220             234,846
      The NASDAQ OMX Group, Inc.*                                        3,830              74,417
                                                                                 -----------------
                                                                                        12,780,522
                                                                                 -----------------
      INSURANCE -- 4.2%
      ACE, Ltd.(1)                                                      11,100             646,575
      AFLAC, Inc.(1)                                                    14,350             742,038
      Alleghany Corp.*                                                      30               9,091
      Allied World Assurance Holdings, Ltd.(1)                             930              52,629
      American Financial Group, Inc.                                     3,800             116,204
      American International Group, Inc.*(1)                             3,850             150,535
      American National Insurance Co.                                       60               4,558
      AON Corp.(1)                                                       9,950             389,145
      Arch Capital Group, Ltd.*                                          1,180              98,884
      Arthur J. Gallagher & Co.                                          3,880             102,316
      Aspen Insurance Holdings, Ltd.                                     3,790             114,761
      Assurant, Inc.                                                     2,530             102,971
      Assured Guaranty, Ltd.(1)                                          6,100             104,371
      AXIS Capital Holdings, Ltd.(1)                                     3,280             108,043
      Berkshire Hathaway, Inc.*                                         53,400           4,415,112
      Brown & Brown, Inc.                                                2,170              43,812
      Chubb Corp.(1)                                                    10,850             618,341
      Cincinnati Financial Corp.                                         4,606             132,883
      CNA Financial Corp.*                                               1,150              32,189
      Endurance Specialty Holdings, Ltd.                                   600              23,880
      Erie Indemnity Co. - Class A                                         270              15,136
      Everest Re Group, Ltd.                                             1,770             153,052
      Fidelity National Financial, Inc. - Class A(1)                     8,620             135,420
      Genworth Financial, Inc. - Class A*                               14,660             179,145
      Hartford Financial Services Group, Inc.                           12,090             277,466
      HCC Insurance Holdings, Inc.                                       1,970              51,397
      Lincoln National Corp.                                             9,170             219,346
      Loews Corp.                                                       10,990             416,521
      Markel Corp.*                                                        180              62,026
      Marsh & McLennan Cos., Inc.(1)                                    17,140             413,417
      MBIA, Inc.*(1)                                                     8,950              89,948

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Mercury General Corp.                                                370   $          15,122
      MetLife, Inc.(1)                                                  19,301             742,123
      Old Republic International Corp.(1)                                6,600              91,410
      OneBeacon Insurance Group, Ltd.                                      100               1,429
      PartnerRe, Ltd.                                                    2,970             238,135
      Protective Life Corp.                                              1,130              24,589
      Prudential Financial, Inc.                                        15,330             830,579
      Reinsurance Group of America, Inc.                                 1,690              81,610
      RenaissanceRe Holdings, Ltd.                                       1,420              85,143
      StanCorp Financial Group, Inc.                                     2,140              81,320
      Symetra Financial Corp.                                            9,500              99,370
      The Allstate Corp.                                                15,880             501,014
      The Hanover Insurance Group, Inc.(1)                                 850              39,950
      The Principal Financial Group, Inc.                               10,390             269,309
      The Progressive Corp.                                             20,880             435,766
      The Travelers Cos., Inc.                                          15,180             790,878
      Torchmark Corp.                                                    1,820              96,715
      TransAtlantic Holdings, Inc.                                       1,620              82,328
      Unitrin, Inc.                                                        370               9,024
      Unum Group                                                        10,810             239,442
      Validus Holdings, Ltd.                                             3,370              88,833
      W.R. Berkley Corp.                                                 3,580              96,911
      Wesco Financial Corp.                                                100              35,815
      White Mountains Insurance Group, Ltd.(1)                             360             111,046
      XL Group PLC(1)                                                   11,020             238,693
                                                                                 -----------------
                                                                                        15,347,766
                                                                                 -----------------
      REAL ESTATE INVESTMENT TRUSTS -- 2.1%
      Alexandria Real Estate Equities, Inc.                              1,840             128,800
      AMB Property Corp.(1)                                              5,440             143,997
      Annaly Mortgage Management, Inc.                                  20,150             354,640
      Apartment Investment & Management Co. - Class A                    3,970              84,879
      AvalonBay Communities, Inc.                                        2,722             282,897
      Boston Properties, Inc.(1)                                         3,850             320,012
      Brandywine Realty Trust                                            1,130              13,843
      BRE Properties, Inc.                                               1,100              45,650
      Camden Property Trust(1)                                           1,970              94,501
      Chimera Investment Corp.                                          23,540              92,983
      CommonWealth REIT(1)                                               3,742              95,795
      Corporate Office Properties Trust(1)                               1,820              67,904
      Developers Diversified Realty Corp.(1)                             2,800              31,416
      Digital Realty Trust, Inc.(1)                                      3,260             201,142
      Douglas Emmett, Inc.(1)                                            4,410              77,219
      Duke Realty Corp.                                                  6,310              73,133
      Equity Residential                                                 9,350             444,779
      Essex Property Trust, Inc.(1)                                      1,050             114,912
      Federal Realty Investment Trust(1)                                 2,570             209,866
      General Growth Properties, Inc.*                                   6,700             104,520
      Health Care Property Investors, Inc.(1)                           10,370             373,113
      Health Care REIT, Inc.                                             2,620             124,031
      Hospitality Properties Trust                                       4,650             103,835
      Host Hotels & Resorts, Inc.(1)                                    18,240             264,115
      Kimco Realty Corp.(1)                                             14,380             226,485
      Liberty Property Trust(1)                                          1,940              61,886

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Mack-Cali Realty Corp.                                             2,630   $          86,027
      Nationwide Health Properties, Inc.                                 3,110             120,264
      Piedmont Office Realty Trust, Inc. Class A(1)                      3,300              62,403
      Plum Creek Timber Co., Inc.                                        6,010             212,153
      ProLogis(1)                                                       11,620             136,884
      Public Storage                                                     4,260             413,390
      Rayonier, Inc.(1)                                                  2,610             130,813
      Realty Income Corp.(1)                                             3,910             131,845
      Regency Centers Corp.(1)                                           2,060              81,308
      Senior Housing Properties Trust                                    3,140              73,790
      Simon Property Group, Inc.(1)                                      9,333             865,542
      SL Green Realty Corp.(1)                                           1,990             126,027
      Taubman Centers, Inc.                                              1,850              82,529
      The Macerich Co.                                                   5,210             223,769
      UDR, Inc.                                                          3,980              84,058
      Ventas, Inc.                                                       4,520             233,096
      Vornado Realty Trust(1)                                            5,273             451,000
      Weingarten Realty, Inc.(1)                                         3,560              77,679
                                                                                 -----------------
                                                                                         7,728,930
                                                                                 -----------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
      CB Richard Ellis Group, Inc. - Class A*                            7,710             140,939
      Forest City Enterprises, Inc. - Class A*(1)                        3,200              41,056
      Jones Lang LaSalle, Inc.                                           1,770             152,698
      The St. Joe Co.*(1)                                                2,820              70,133
                                                                                 -----------------
                                                                                           404,826
                                                                                 -----------------
      THRIFTS & MORTGAGE FINANCE -- 0.2%
      Capitol Federal Financial(1)                                         304               7,509
      First Niagara Financial Group, Inc.(1)                             2,530              29,474
      Hudson City Bancorp, Inc.                                         11,632             142,608
      New York Community Bancorp, Inc.                                  13,440             218,400
      People's United Financial, Inc.(1)                                12,043             157,643
      TFS Financial Corp.                                                  250               2,298
      Washington Federal, Inc.                                           4,670              71,264
                                                                                 -----------------
                                                                                           629,196
                                                                                 -----------------
   TOTAL FINANCIALS                                                                     57,920,280
                                                                                 -----------------
   HEALTH CARE -- 11.6%
      BIOTECHNOLOGY -- 1.5%
      Abraxis Bioscience, Inc.*                                             89               6,883
      Alexion Pharmaceuticals, Inc.*                                     1,970             126,789
      Amgen, Inc.*                                                      30,284           1,668,951
      Amylin Pharmaceuticals, Inc.*(1)                                   4,380              91,323
      Biogen Idec, Inc.*                                                 7,200             404,064
      BioMarin Pharmaceutical, Inc.*(1)                                  1,800              40,230
      Celgene Corp.*(1)                                                 14,060             809,997
      Cephalon, Inc.*(1)                                                 1,753             109,457
      Dendreon Corp.*(1)                                                 5,760             237,197
      Genzyme Corp.*                                                     8,520             603,131
      Gilead Sciences, Inc.*                                            26,227             933,944
      Human Genome Sciences, Inc.*(1)                                    4,200             125,118
      Myriad Genetics, Inc.*                                             2,310              37,907
      Regeneron Pharmaceuticals, Inc.*                                   1,200              32,880
      Talecris Biotherapeutics Holdings Corp.*                             400               9,152
      United Therapeutics Corp.*                                         2,240             125,463

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Vertex Pharmaceuticals, Inc.*(1)                                   5,883   $         203,375
                                                                                 -----------------
                                                                                         5,565,861
                                                                                 -----------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
      Alcon, Inc.                                                        2,200             366,938
      Alere, Inc.*(1)                                                    2,650              81,965
      Baxter International, Inc.                                        17,950             856,395
      Beckman Coulter, Inc.(1)                                           2,490             121,487
      Becton, Dickinson & Co.(1)                                         6,860             508,326
      Boston Scientific Corp.*                                          42,600             261,138
      C.R. Bard, Inc.                                                    3,380             275,233
      CareFusion Corp.*                                                  4,900             121,716
      Covidien PLC                                                      16,300             655,097
      DENTSPLY International, Inc.(1)                                    3,670             117,330
      Edwards Lifesciences Corp.*                                        3,386             227,031
      Gen-Probe, Inc.*(1)                                                1,610              78,021
      Hill-Rom Holdings, Inc.                                            2,260              81,111
      Hologic, Inc.*                                                     8,040             128,720
      Hospira, Inc.*                                                     5,970             340,350
      Idexx Laboratories, Inc.*(1)                                       1,790             110,479
      Intuitive Surgical, Inc.*(1)                                       1,300             368,862
      Kinetic Concepts, Inc.*                                            2,040              74,623
      Medtronic, Inc.                                                   32,960           1,106,797
      ResMed, Inc.*(1)                                                   6,020             197,516
      St. Jude Medical, Inc.*                                           11,270             443,362
      Stryker Corp.(1)                                                   9,200             460,460
      Teleflex, Inc.(1)                                                  1,160              65,865
      The Cooper Cos., Inc.(1)                                           2,050              94,751
      Thoratec Corp.*(1)                                                   700              25,886
      Varian Medical Systems, Inc.*(1)                                   3,750             226,875
      Zimmer Holdings, Inc.*                                             6,710             351,134
                                                                                 -----------------
                                                                                         7,747,468
                                                                                 -----------------
      HEALTH CARE PROVIDERS & SERVICES -- 2.0%
      Aetna, Inc.                                                       13,720             433,689
      AmerisourceBergen Corp.                                            7,970             244,360
      Brookdale Senior Living, Inc.*(1)                                    470               7,666
      Cardinal Health, Inc.                                             12,730             420,599
      CIGNA Corp.                                                        7,890             282,304
      Community Health Systems, Inc.*                                    4,590             142,152
      Coventry Health Care, Inc.*                                        3,890              83,752
      DaVita, Inc.*                                                      3,294             227,385
      Emdeon, Inc. - Class A*                                              150               1,827
      Emergency Medical Services Corp. - Class A*(1)                       600              31,950
      Express Scripts, Inc.*                                            16,600             808,420
      Health Management Associates, Inc. - Class A*                      3,700              28,342
      Health Net, Inc.*                                                  3,720             101,147
      Henry Schein, Inc.*(1)                                             1,960             114,817
      Humana, Inc.*                                                      4,970             249,693
      Laboratory Corp. of America Holdings*                              3,110             243,917
      LifePoint Hospitals, Inc.*(1)                                      2,330              81,690
      Lincare Holdings, Inc.                                             3,870              97,098
      McKesson Corp.                                                     7,670             473,853
      Medco Health Solutions, Inc.*                                     12,640             658,038
      MEDNAX, Inc.*                                                      1,370              73,021
      Omnicare, Inc.                                                     1,959              46,781
      Patterson Cos., Inc.(1)                                            4,270             122,336
      Quest Diagnostics, Inc.                                            4,650             234,685
      Tenet Healthcare Corp.*                                            9,700              45,784
      UnitedHealth Group, Inc.                                          34,070           1,196,198

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Universal Health Services, Inc. - Class B                          3,380   $         131,347
      VCA Antech, Inc.*                                                  4,970             104,817
      WellPoint, Inc.*                                                  11,810             668,918
                                                                                 -----------------
                                                                                         7,356,586
                                                                                 -----------------
      HEALTH CARE TECHNOLOGY -- 0.1%
      Allscripts Healthcare Solutions, Inc.*                             4,700              86,809
      Cerner Corp.*(1)                                                   2,410             202,416
      SXC Health Solutions Corp*                                         1,000              36,470
                                                                                 -----------------
                                                                                           325,695
                                                                                 -----------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.5%
      Bio-Rad Laboratories, Inc. - Class A*                                890              80,554
      Charles River Laboratories International, Inc.*                    1,920              63,648
      Covance, Inc.*(1)                                                  2,740             128,205
      Illumina, Inc.*(1)                                                 4,400             216,480
      Life Technologies Corp.*                                           5,031             234,897
      Mettler-Toledo International, Inc.*                                  820             102,041
      PerkinElmer, Inc.                                                  3,470              80,296
      Pharmaceutical Product Development, Inc.(1)                        3,060              75,857
      Techne Corp.                                                       1,731             106,855
      Thermo Fisher Scientific, Inc.*                                   13,020             623,397
      Waters Corp.*                                                      2,810             198,892
                                                                                 -----------------
                                                                                         1,911,122
                                                                                 -----------------
      PHARMACEUTICALS -- 5.4%
      Abbott Laboratories                                               47,509           2,481,870
      Allergan, Inc.                                                     9,940             661,308
      Bristol-Myers Squibb Co.                                          53,700           1,455,807
      Eli Lilly & Co.                                                   31,490           1,150,330
      Endo Pharmaceuticals Holdings, Inc.*                               3,410             113,349
      Forest Laboratories, Inc.*                                         8,330             257,647
      Johnson & Johnson                                                 83,320           5,162,507
      King Pharmaceuticals, Inc.*                                        8,030              79,979
      Merck & Co., Inc.                                                 95,746           3,524,410
      Mylan Laboratories, Inc.*(1)                                      11,530             216,879
      Perrigo Co.(1)                                                     1,960             125,871
      Pfizer, Inc.                                                     249,007           4,275,450
      Valeant Pharmaceuticals International, Inc.(1)                     2,903              72,717
      Warner Chilcott PLC - Class A*                                     1,300              29,172
      Watson Pharmaceuticals, Inc.*                                      2,420             102,390
                                                                                 -----------------
                                                                                        19,709,686
                                                                                 -----------------
   TOTAL HEALTH CARE                                                                    42,616,418
                                                                                 -----------------
   INDUSTRIALS -- 10.9%
      AEROSPACE & DEFENSE -- 2.5%
      Alliant Techsystems, Inc.*                                         1,020              76,908
      BE Aerospace, Inc.*                                                2,900              87,899
      General Dynamics Corp.                                            10,710             672,695
      Goodrich Corp.                                                     3,330             245,521
      Honeywell International, Inc.                                     24,870           1,092,788
      ITT Corp.                                                          5,070             237,428
      L-3 Communications Holdings, Inc.                                  3,210             231,987
      Lockheed Martin Corp.                                             10,050             716,364
      Northrop Grumman Corp.                                             8,870             537,788
      Precision Castparts Corp.(1)                                       4,190             533,596

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Raytheon Co.                                                      12,620   $         576,860
      Rockwell Collins, Inc.(1)                                          4,370             254,552
      Spirit Aerosystems Holdings, Inc. - Class A*                       1,940              38,664
      The Boeing Co.                                                    23,090           1,536,409
      TransDigm Group, Inc.*                                             1,290              80,045
      United Technologies Corp.                                         29,160           2,077,067
                                                                                 -----------------
                                                                                         8,996,571
                                                                                 -----------------
      AIR FREIGHT & LOGISTICS -- 0.8%
      C.H. Robinson Worldwide, Inc.(1)                                   5,384             376,449
      Expeditors International Washington, Inc.(1)                       5,780             267,209
      FedEx Corp.                                                        9,560             817,380
      United Parcel Service, Inc. - Class B                             22,350           1,490,522
      UTi Worldwide, Inc.                                                  400               6,432
                                                                                 -----------------
                                                                                         2,957,992
                                                                                 -----------------
      AIRLINES -- 0.2%
      AMR Corp.*(1)                                                      5,640              35,363
      Continental Airlines, Inc.  - Class B*(1)                          5,460             135,626
      Copa Holdings SA                                                     720              38,815
      Delta Airlines Co.*                                               22,020             256,313
      Southwest Airlines Co.                                            20,930             273,555
      UAL Corp.*(1)                                                      4,200              99,246
                                                                                 -----------------
                                                                                           838,918
                                                                                 -----------------
      BUILDING PRODUCTS -- 0.1%
      Armstrong World Industries, Inc.*(1)                                  40               1,661
      Lennox International, Inc.                                         1,490              62,118
      Masco Corp.(1)                                                     7,830              86,208
      Owens Corning, Inc.*                                               3,190              81,760
      USG Corp.*(1)                                                      4,400              58,036
                                                                                 -----------------
                                                                                           289,783
                                                                                 -----------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.6%
      Avery Dennison Corp.                                               2,710             100,595
      Cintas Corp.(1)                                                    6,220             171,361
      Copart, Inc.*                                                      4,740             156,278
      Corrections Corp. of America*                                      3,600              88,848
      Covanta Holding Corp.*                                             6,310              99,382
      Iron Mountain, Inc.                                                4,380              97,849
      KAR Auction Services, Inc.*                                        6,800              85,748
      Pitney Bowes, Inc.(1)                                              7,730             165,267
      R.R. Donnelley & Sons Co.                                          6,570             111,427
      Republic Services, Inc.                                            8,540             260,385
      Stericycle, Inc.*(1)                                               2,852             198,157
      Waste Connections, Inc.*(1)                                        3,450             136,827
      Waste Management, Inc.                                            13,740             491,068
                                                                                 -----------------
                                                                                         2,163,192
                                                                                 -----------------
      CONSTRUCTION & ENGINEERING -- 0.2%
      Aecom Technology Corp.*                                            1,800              43,668
      Chicago Bridge & Iron Co. NV NY Registered Shares*                 1,600              39,120
      Fluor Corp.                                                        5,070             251,117
      Jacobs Engineering Group, Inc.*                                    2,950             114,165
      KBR, Inc.                                                          5,170             127,389
      Quanta Services, Inc.*                                             5,010              95,591
      The Shaw Group, Inc.*                                              2,340              78,530
      URS Corp.*                                                         3,220             122,296
                                                                                 -----------------
                                                                                           871,876
                                                                                 -----------------

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      ELECTRICAL EQUIPMENT -- 0.7%
      AMETEK, Inc.                                                       2,580   $         123,247
      Babcock & Wilcox Co.*                                              8,940             190,243
      Cooper Industries PLC                                              5,200             254,436
      Emerson Electric Co.                                              22,690           1,194,855
      General Cable Corp.*                                                 960              26,035
      Hubbell, Inc. - Class B                                            1,590              80,692
      Regal-Beloit Corp.(1)                                                600              35,214
      Rockwell Automation, Inc.                                          4,420             272,847
      Roper Industries, Inc.(1)                                          3,210             209,228
      Thomas & Betts Corp.*                                                730              29,945
                                                                                 -----------------
                                                                                         2,416,742
                                                                                 -----------------
      INDUSTRIAL CONGLOMERATES -- 2.2%
      3M Co.                                                            22,110           1,917,158
      Carlisle Cos., Inc.                                                1,890              56,606
      General Electric Co.                                             330,220           5,366,075
      Textron, Inc.(1)                                                   6,370             130,967
      Tyco International, Ltd.(1)                                       17,600             646,448
                                                                                 -----------------
                                                                                         8,117,254
                                                                                 -----------------
      MACHINERY -- 2.4%
      AGCO Corp.*                                                        2,760             107,668
      Bucyrus International, Inc.                                        2,110             146,328
      Caterpillar, Inc.                                                 20,100           1,581,468
      CNH Global NV*(1)                                                  2,000              73,280
      Crane Co.                                                          2,450              92,953
      Cummins, Inc.                                                      6,020             545,292
      Danaher Corp.(1)                                                  17,080             693,619
      Deere & Co.                                                       12,850             896,673
      Donaldson Co., Inc.                                                2,430             114,526
      Dover Corp.                                                        5,260             274,625
      Eaton Corp.                                                        5,550             457,819
      Flowserve Corp.(1)                                                 2,040             223,217
      Gardner Denver, Inc.                                                 930              49,922
      Graco, Inc.                                                        2,140              67,902
      Harsco Corp.                                                       1,810              44,490
      IDEX Corp.                                                         2,120              75,281
      Illinois Tool Works, Inc.(1)                                      14,900             700,598
      Ingersoll-Rand PLC                                                11,700             417,807
      Joy Global, Inc.                                                   3,380             237,682
      Kennametal, Inc.                                                   2,650              81,964
      Lincoln Electric Holdings, Inc.                                    1,300              75,166
      Navistar International Corp.*                                      1,680              73,315
      Oshkosh Corp.*                                                     2,890              79,475
      PACCAR, Inc.(1)                                                   10,790             519,538
      Pall Corp.                                                         2,970             123,671
      Parker Hannifin Corp.                                              4,500             315,270
      Pentair, Inc.                                                      2,320              78,022
      Snap-On, Inc.(1)                                                   1,780              82,788
      SPX Corp.(1)                                                       1,230              77,834
      Terex Corp.*                                                       2,030              46,528
      The Manitowoc Co., Inc.                                            3,910              47,350
      The Toro Co.                                                       1,570              88,281
      Timken Co.                                                         2,400              92,064
      Trinity Industries, Inc.                                           1,080              24,052
      Valmont Industries, Inc.                                           1,060              76,744
      WABCO Holdings, Inc.*                                              1,150              48,231
      Wabtec Corp.                                                         910              43,489
                                                                                 -----------------
                                                                                         8,774,932
                                                                                 -----------------
      MARINE -- 0.0%
      Alexander & Baldwin, Inc.                                            260               9,058

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Kirby Corp.*(1)                                                    1,500   $          60,090
                                                                                 -----------------
                                                                                            69,148
                                                                                 -----------------
      PROFESSIONAL SERVICES -- 0.2%
      Equifax, Inc.                                                      4,060             126,672
      FTI Consulting, Inc.*                                              2,220              77,012
      IHS, Inc. - Class A*                                                 740              50,320
      Manpower, Inc.                                                     1,860              97,092
      Robert Half International, Inc.(1)                                 4,810             125,060
      The Dun & Bradstreet Corp.(1)                                      1,830             135,676
      Towers Watson & Co. - Class A                                        800              39,344
      Verisk Analytics, Inc.*                                            6,100             170,861
                                                                                 -----------------
                                                                                           822,037
                                                                                 -----------------
      ROAD & RAIL -- 0.9%
      Con-way, Inc.(1)                                                   1,840              57,022
      CSX Corp.                                                         12,300             680,436
      Hertz Global Holdings, Inc.*(1)                                    8,050              85,249
      JB Hunt Transport Services, Inc.                                   1,480              51,356
      Kansas City Southern Industries, Inc.*                             2,800             104,748
      Landstar System, Inc.                                              1,590              61,406
      Norfolk Southern Corp.                                            11,860             705,788
      Ryder Systems, Inc.                                                1,640              70,143
      Union Pacific Corp.                                               16,060           1,313,708
                                                                                 -----------------
                                                                                         3,129,856
                                                                                 -----------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.1%
      Fastenal Co.(1)                                                    4,180             222,334
      GATX Corp.(1)                                                        290               8,503
      MSC Industrial Direct Co., Inc. - Class A                          1,390              75,116
      W.W. Grainger, Inc.(1)                                             1,810             215,589
      WESCO International, Inc.*                                           380              14,930
                                                                                 -----------------
                                                                                           536,472
                                                                                 -----------------
   TOTAL INDUSTRIALS                                                                    39,984,773
                                                                                 -----------------
   INFORMATION TECHNOLOGY -- 18.4%
      COMMUNICATIONS EQUIPMENT -- 2.3%
      Brocade Communications Systems, Inc.*                              8,790              51,334
      Ciena Corp.*(1)                                                    4,740              73,802
      Cisco Systems, Inc.*                                             177,020           3,876,738
      CommScope, Inc.*                                                   2,710              64,335
      EchoStar Corp. - Class A*                                            270               5,152
      F5 Networks, Inc.*(1)                                              2,410             250,182
      Harris Corp.(1)                                                    5,040             223,222
      JDS Uniphase Corp.*                                               10,850             134,431
      Juniper Networks, Inc.*                                           16,940             514,129
      Motorola, Inc.*                                                   77,540             661,416
      Polycom, Inc.*(1)                                                  4,200             114,576
      QUALCOMM, Inc.(1)                                                 51,000           2,301,120
      Tellabs, Inc.                                                     18,800             140,060
                                                                                 -----------------
                                                                                         8,410,497
                                                                                 -----------------
      COMPUTERS & PERIPHERALS -- 3.9%
      Apple, Inc.*                                                      28,290           8,027,287
      Dell, Inc.*                                                       49,050             635,688
      Diebold, Inc.                                                      3,073              95,540
      EMC Corp.*                                                        61,570           1,250,487
      Hewlett-Packard Co.                                               72,990           3,070,689
      Lexmark International, Inc. - Class A*(1)                          2,230              99,503
      NCR Corp.*                                                         5,320              72,512
      NetApp, Inc.*(1)                                                  10,170             506,364

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      QLogic Corp.*(1)                                                   4,890   $          86,260
      SanDisk Corp.*                                                     6,350             232,727
      Seagate Technology PLC*                                           18,950             223,231
      Western Digital Corp.*                                             7,280             206,679
                                                                                 -----------------
                                                                                        14,506,967
                                                                                 -----------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
      Agilent Technologies, Inc.*                                        9,690             323,355
      Amphenol Corp. - Class A                                           4,850             237,553
      Arrow Electronics, Inc.*                                           3,540              94,624
      Avnet, Inc.*                                                       4,960             133,970
      AVX Corp.                                                            200               2,764
      Corning, Inc.                                                     47,440             867,203
      Dolby Laboratories, Inc.*                                          1,350              76,694
      FLIR Systems, Inc.*(1)                                             3,790              97,403
      Ingram Micro, Inc. - Class A*                                     11,500             193,890
      Itron, Inc.*                                                         670              41,024
      Jabil Circuit, Inc.(1)                                             2,940              42,365
      Molex, Inc.(1)                                                     3,650              76,395
      National Instruments Corp.(1)                                      1,920              62,707
      Tech Data Corp.*                                                   1,700              68,510
      Trimble Navigation, Ltd.*                                          3,850             134,904
      Vishay Intertechnology, Inc.*(1)                                   2,370              22,942
      Vishay Precision Group, Inc.*(1)                                     169               2,638
                                                                                 -----------------
                                                                                         2,478,941
                                                                                 -----------------
      INTERNET SOFTWARE & SERVICES -- 1.7%
      Akamai Technologies, Inc.*                                         5,550             278,499
      AOL, Inc.*                                                         3,431              84,917
      eBay, Inc.*(1)                                                    35,620             869,128
      Equinix, Inc.*(1)                                                  1,990             203,677
      Google, Inc. - Class A*                                            7,485           3,935,538
      IAC/InterActiveCorp.*                                              3,530              92,733
      Monster Worldwide, Inc.*(1)                                        6,120              79,315
      VeriSign, Inc.*(1)                                                 4,450             141,243
      VistaPrint NV*                                                       600              23,190
      WebMD Health Corp.*                                                2,353             117,344
      Yahoo!, Inc.*                                                     42,070             596,132
                                                                                 -----------------
                                                                                         6,421,716
                                                                                 -----------------
      IT SERVICES -- 3.2%
      Accenture PLC - Class A                                           18,700             794,563
      Alliance Data Systems Corp.*(1)                                    1,890             123,341
      Amdocs, Ltd.*                                                      4,420             126,677
      Automatic Data Processing, Inc.                                   16,130             677,944
      Broadridge Financial Solutions, Inc.                               3,630              83,018
      Cognizant Technology Solutions Corp. - Class A*                    8,670             558,955
      Computer Sciences Corp.                                            5,200             239,200
      Convergys Corp.*                                                     880               9,196
      CoreLogic, Inc.                                                    5,980             114,577
      DST Systems, Inc.                                                  2,670             119,723
      Fidelity National Information Services, Inc.                       7,643             207,355
      Fiserv, Inc.*                                                      3,330             179,221
      Gartner, Inc.*(1)                                                  1,300              38,272
      Genpact, Ltd.*                                                       400               7,092
      Global Payments, Inc.                                              3,250             139,392
      Hewitt Associates, Inc. - Class A*                                 2,830             142,717
      International Business Machines Corp.                             38,480           5,161,707
      Lender Processing Services, Inc.                                   4,070             135,246
      Mastercard, Inc. - Class A                                         2,780             622,720

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      NeuStar, Inc. - Class A*                                           3,350   $          83,281
      Paychex, Inc.                                                      9,370             257,581
      SAIC, Inc.*                                                       12,600             201,348
      Teradata Corp.*                                                    5,770             222,491
      The Western Union Co.                                             22,390             395,631
      Total System Services, Inc.                                        4,520              68,885
      Visa, Inc. - Class A                                              14,930           1,108,702
                                                                                 -----------------
                                                                                        11,818,835
                                                                                 -----------------
      OFFICE ELECTRONICS -- 0.2%
      Xerox Corp.                                                       43,560             450,846
      Zebra Technologies Corp. - Class A*                                3,850             129,514
                                                                                 -----------------
                                                                                           580,360
                                                                                 -----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
      Advanced Micro Devices, Inc.*(1)                                  13,950              99,185
      Altera Corp.(1)                                                    8,330             251,233
      Analog Devices, Inc.                                               7,920             248,530
      Applied Materials, Inc.                                           41,380             483,318
      Atheros Communications, Inc.*(1)                                   1,100              28,985
      Atmel Corp.*                                                      13,820             110,007
      Avago Technologies, Ltd.*(1)                                       5,100             114,801
      Broadcom Corp. - Class A                                          14,430             510,678
      Cree, Inc.*(1)                                                     3,230             175,357
      Cypress Semiconductor Corp.*                                       5,630              70,825
      Fairchild Semiconductor International, Inc.*                       1,810              17,014
      First Solar, Inc.*(1)                                              1,680             247,548
      Intel Corp.                                                      172,770           3,322,367
      International Rectifier Corp.*                                       410               8,647
      Intersil Holding Corp. - Class A(1)                                  900              10,521
      KLA-Tencor Corp.                                                   7,250             255,417
      Lam Research Corp.*                                                3,010             125,969
      Linear Technology Corp.(1)                                         7,770             238,772
      LSI Logic Corp.*                                                  27,300             124,488
      Marvell Technology Group, Ltd.*                                   15,330             268,428
      Maxim Integrated Products, Inc.                                   11,920             220,639
      MEMC Electronic Materials, Inc.*(1)                                6,540              77,957
      Microchip Technology, Inc.(1)                                      7,240             227,698
      Micron Technology, Inc.*(1)                                       25,570             184,360
      National Semiconductor Corp.                                       5,860              74,832
      Novellus Systems, Inc.*                                            3,040              80,803
      NVIDIA Corp.*                                                     19,680             229,862
      ON Semiconductor Corp.*                                           10,570              76,210
      PMC-Sierra, Inc.*                                                  7,550              55,568
      Rambus, Inc.*(1)                                                   1,950              40,638
      Silicon Laboratories, Inc.*(1)                                     1,380              50,577
      Skyworks Solutions, Inc.*                                          4,900             101,332
      SunPower Corp. - Class A*(1)                                       1,490              21,456
      Teradyne, Inc.*(1)                                                 3,450              38,433
      Texas Instruments, Inc.(1)                                        41,050           1,114,097
      Varian Semiconductor Equipment Associates, Inc.*                   1,290              37,126
      Xilinx, Inc.                                                       7,700             204,897
                                                                                 -----------------
                                                                                         9,548,575
                                                                                 -----------------
      SOFTWARE -- 3.8%
      Activision Blizzard, Inc.                                         19,270             208,501
      Adobe Systems, Inc.*                                              16,580             433,567
      ANSYS, Inc.*(1)                                                    2,280              96,330
      Autodesk, Inc.*                                                    7,930             253,522
      BMC Software, Inc.*                                                5,750             232,760

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      CA, Inc.                                                          11,580   $         244,570
      Cadence Design Systems, Inc.*                                     12,310              93,925
      Citrix Systems, Inc.*                                              6,430             438,783
      Compuware Corp.*(1)                                                1,080               9,212
      Electronic Arts, Inc.*                                             7,460             122,568
      FactSet Research Systems, Inc.                                     1,540             124,940
      Informatica Corp.*(1)                                              3,500             134,435
      Intuit, Inc.*                                                      9,240             404,804
      McAfee, Inc.*                                                      5,700             269,382
      MICROS Systems, Inc.*                                              1,320              55,876
      Microsoft Corp.                                                  236,240           5,785,518
      Novell, Inc.*                                                     10,900              65,073
      Nuance Communications, Inc.*(1)                                    7,200             112,608
      Oracle Corp.                                                     117,500           3,154,875
      Red Hat, Inc.*                                                     6,130             251,330
      Rovi Corp.*(1)                                                     2,650             133,587
      Salesforce.com, Inc.*(1)                                           4,120             460,616
      Solera Holdings, Inc.                                              3,000             132,480
      Symantec Corp.*                                                   27,320             414,445
      Synopsys, Inc.*                                                    5,700             141,189
      VMware, Inc.*                                                      2,510             213,199
                                                                                 -----------------
                                                                                        13,988,095
                                                                                 -----------------
   TOTAL INFORMATION TECHNOLOGY                                                         67,753,986
                                                                                 -----------------
   MATERIALS -- 4.0%
      CHEMICALS -- 2.2%
      Air Products & Chemicals, Inc.                                     6,670             552,409
      Airgas, Inc.                                                       3,160             214,722
      Albemarle Corp.(1)                                                 3,080             144,175
      Ashland, Inc.                                                      2,340             114,122
      Cabot Corp.                                                        2,560              83,379
      Celanese Corp. - Series A                                          4,270             137,067
      CF Industries Holdings, Inc.                                         123              11,747
      Cytec Industries, Inc.                                               980              55,252
      E.I. DuPont de Nemours & Co.                                      29,230           1,304,243
      Eastman Chemical Co.(1)                                            3,000             222,000
      Ecolab, Inc.                                                       8,930             453,108
      FMC Corp.                                                          1,830             125,190
      Huntsman Corp.                                                     7,270              84,041
      International Flavors & Fragrances, Inc.                           1,800              87,336
      Intrepid Potash, Inc.*(1)                                            100               2,607
      Monsanto Co.                                                      16,650             798,035
      Nalco Holding Co.                                                  3,260              82,185
      PPG Industries, Inc.                                               5,620             409,136
      Praxair, Inc.(1)                                                   9,850             889,061
      RPM International, Inc.(1)                                         3,760              74,899
      Sigma-Aldrich Corp.(1)                                             3,690             222,802
      The Dow Chemical Co.(1)                                           37,650           1,033,869
      The Lubrizol Corp.                                                 2,180             231,015
      The Mosaic Co.                                                     4,850             284,986
      The Scotts Miracle - Gro Co. - Class A                             1,470              76,043
      The Sherwin-Williams Co.(1)                                        2,858             214,750
      The Valspar Corp.                                                  1,520              48,412
                                                                                 -----------------
                                                                                         7,956,591
                                                                                 -----------------
      CONSTRUCTION MATERIALS -- 0.1%
      Eagle Materials, Inc.                                                210               4,977
      Martin Marietta Materials Corp.(1)                                 1,390             106,988
      Vulcan Materials Co.(1)                                            5,270             194,569
                                                                                 -----------------
                                                                                           306,534
                                                                                 -----------------

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      CONTAINERS & PACKAGING -- 0.3%
      AptarGroup, Inc.                                                   3,080   $         140,664
      Ball Corp.                                                         2,150             126,527
      Bemis Co., Inc.                                                    2,840              90,170
      Crown Holdings, Inc.*                                              4,140             118,652
      Greif, Inc. - Class A                                                270              15,887
      Owens-Illinois, Inc.*                                              4,180             117,291
      Packaging Corp. of America                                         2,850              66,035
      Pactiv Corp.*                                                      3,530             116,419
      Sealed Air Corp.                                                   3,900              87,672
      Sonoco Products Co.                                                4,310             144,126
      Temple-Inland, Inc.                                                3,400              63,444
                                                                                 -----------------
                                                                                         1,086,887
                                                                                 -----------------
      METALS & MINING -- 1.2%
      AK Steel Holding Corp.                                             2,670              36,873
      Alcoa, Inc.                                                       34,700             420,217
      Allegheny Technologies, Inc.(1)                                    2,650             123,092
      Carpenter Technology Corp.                                           380              12,810
      Cliffs Natural Resources, Inc.                                     4,140             264,629
      Commercial Metals Co.                                                870              12,606
      Compass Minerals International, Inc.                                 900              68,958
      Freeport-McMoRan Copper & Gold, Inc.                              14,380           1,227,908
      Newmont Mining Corp.                                              13,970             877,456
      Nucor Corp.                                                       11,850             452,670
      Reliance Steel & Aluminum Co.                                      3,450             143,278
      Royal Gold, Inc.                                                   2,400             119,616
      Schnitzer Steel Industries, Inc. - Class A(1)                        140               6,759
      Southern Copper Corp.                                              6,310             221,607
      Steel Dynamics, Inc.                                               5,700              80,427
      Titanium Metals Corp.*                                             3,351              66,886
      United States Steel Corp.(1)                                       4,420             193,773
      Walter Industries, Inc.                                            1,450             117,871
                                                                                 -----------------
                                                                                         4,447,436
                                                                                 -----------------
      PAPER & FOREST PRODUCTS -- 0.2%
      Domtar Corp.(1)                                                    1,800             116,244
      International Paper Co.                                           17,040             370,620
      MeadWestvaco Corp.                                                 4,680             114,098
      Weyerhaeuser Co.(1)                                               14,510             228,678
                                                                                 -----------------
                                                                                           829,640
                                                                                 -----------------
   TOTAL MATERIALS                                                                      14,627,088
                                                                                 -----------------
   TELECOMMUNICATION SERVICES -- 3.1%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
      AT&T, Inc.                                                       177,950           5,089,370
      CenturyLink, Inc.(1)                                               8,490             335,015
      Frontier Communications Corp.(1)                                  33,842             276,489
      Level 3 Communications, Inc.*                                     31,020              29,075
      Qwest Communications International, Inc.(1)                       47,550             298,139
      tw telecom, Inc.*                                                  4,100              76,137
      Verizon Communications, Inc.                                      87,220           2,842,500
      Windstream Corp.(1)                                               16,800             206,472
                                                                                 -----------------
                                                                                         9,153,197
                                                                                 -----------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
      American Tower Corp. - Class A*                                   12,810             656,641
      Clearwire Corp. - Class A*(1)                                      8,700              70,383
      Crown Castle International Corp.*                                 10,040             443,266
      Leap Wireless International, Inc.*                                   490               6,051

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      MetroPCS Communications, Inc.*                                     4,930   $          51,568
      NII Holdings, Inc.*                                                5,590             229,749
      SBA Communications Corp. - Class A*(1)                             3,210             129,363
      Sprint Nextel Corp.*                                              93,140             431,238
      Telephone & Data Systems, Inc.                                     2,230              73,144
      U.S. Cellular Corp.*                                                  90               4,137
                                                                                 -----------------
                                                                                         2,095,540
                                                                                 -----------------
   TOTAL TELECOMMUNICATION SERVICES                                                     11,248,737
                                                                                 -----------------
   UTILITIES -- 3.7%
      ELECTRIC UTILITIES -- 1.8%
      Allegheny Energy, Inc.(1)                                          5,360             131,427
      American Electric Power Co., Inc.                                 13,690             495,989
      DPL, Inc.                                                          4,530             118,369
      Duke Energy Corp.(1)                                              39,500             699,545
      Edison International                                               9,020             310,198
      Entergy Corp.                                                      6,970             533,414
      Exelon Corp.                                                      19,870             846,064
      FirstEnergy Corp.                                                 10,220             393,879
      Great Plains Energy, Inc.                                          3,920              74,088
      Hawaiian Electric Industries, Inc.                                 2,710              61,083
      ITC Holdings Corp.(1)                                              1,320              82,170
      NextEra Energy, Inc.                                              13,140             714,685
      Northeast Utilities                                                4,310             127,447
      NV Energy, Inc.                                                    5,880              77,322
      Pepco Holdings, Inc.                                               5,050              93,930
      Pinnacle West Capital Corp.                                        3,200             132,064
      PPL Corp.(1)                                                      15,800             430,234
      Progress Energy, Inc.                                              9,520             422,878
      Southern Co.                                                      24,930             928,393
      Westar Energy, Inc.                                                2,960              71,721
                                                                                 -----------------
                                                                                         6,744,900
                                                                                 -----------------
      GAS UTILITIES -- 0.2%
      AGL Resources, Inc.                                                2,820             108,175
      Atmos Energy Corp.                                                 3,410              99,743
      Energen Corp.                                                      2,730             124,816
      National Fuel Gas Co.                                              2,410             124,862
      ONEOK, Inc.                                                        2,580             116,203
      Questar Corp.                                                      5,900             103,427
      UGI Corp.                                                          2,790              79,822
                                                                                 -----------------
                                                                                           757,048
                                                                                 -----------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
      Calpine Corp.*(1)                                                  8,350             103,958
      Constellation Energy Group, Inc.                                   6,480             208,915
      Mirant Corp.*                                                      3,710              36,952
      NRG Energy, Inc.*                                                  5,800             120,756
      Ormat Technologies, Inc.(1)                                          100               2,917
      RRI Energy, Inc.*                                                 19,240              68,302
      The AES Corp.*                                                    21,110             239,598
                                                                                 -----------------
                                                                                           781,398
                                                                                 -----------------
      MULTI-UTILITIES -- 1.4%
      Alliant Energy Corp.                                               3,700             134,495
      Ameren Corp.                                                       8,750             248,500
      CenterPoint Energy, Inc.                                          14,460             227,311
      CMS Energy Corp.(1)                                                7,770             140,015
      Consolidated Edison, Inc.                                          8,740             421,443
      Dominion Resources, Inc.(1)                                       19,370             845,694
      DTE Energy Co.                                                     4,800             220,464
      Integrys Energy Group, Inc.                                        1,760              91,626
      MDU Resources Group, Inc.                                          4,280              85,386

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      NiSource, Inc.(1)                                                  6,800   $         118,320
      NSTAR(1)                                                           3,670             144,414
      OGE Energy Corp.                                                   3,110             123,996
      PG&E Corp.                                                        11,720             532,322
      Public Service Enterprise Group, Inc.                             18,100             598,748
      SCANA Corp.                                                        3,440             138,701
      Sempra Energy(1)                                                   7,850             422,330
      TECO Energy, Inc.                                                  5,130              88,852
      Vectren Corp.                                                      1,680              43,462
      Wisconsin Energy Corp.                                             3,720             215,016
      Xcel Energy, Inc.                                                 12,770             293,327
                                                                                 -----------------
                                                                                         5,134,422
                                                                                 -----------------
      WATER UTILITIES -- 0.1%
      American Water Works Co., Inc.                                     3,190              74,231
      Aqua America, Inc.(1)                                              5,900             120,360
                                                                                 -----------------
                                                                                           194,591
                                                                                 -----------------
   TOTAL UTILITIES                                                                      13,612,359
                                                                                 -----------------

   TOTAL COMMON STOCK
      (Cost $341,860,102)                                                              363,978,001
                                                                                 -----------------

RIGHTS -- 0.0%
      Fresenius Kabi Pharmaceuticals Holding, Inc.*
         (Cost $0)                                                         132                   4
                                                                                 -----------------

EXCHANGE-TRADED FUNDS -- 0.8%
      iShares Russell 1000 Index Fund(1)
         (Cost $2,809,965)                                              47,900           3,024,885
                                                                                 -----------------

SHORT TERM INVESTMENTS -- 5.1%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series
         (Cost $18,690,742)                                         18,690,742          18,690,742
                                                                                 -----------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 12.3%
      BlackRock Liquidity Funds TempFund Portfolio                  12,404,144          12,404,144
      Institutional Money Market Trust                              32,690,041          32,690,041
                                                                                 -----------------

   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (Cost $45,094,185)                                                                45,094,185
                                                                                 -----------------
TOTAL INVESTMENTS -- 117.3%
      (Cost $408,454,994)+(2)                                                    $     430,787,817
LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.3)%                                       (63,410,494)
                                                                                 -----------------
NET ASSETS -- 100.0%                                                             $     367,377,323
                                                                                 =================

*    Non-income producing security.

+ The cost for Federal income tax purposes is $411,220,632. At September 30, 2010, net unrealized appreciation was $19,567,185. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $23,569,966 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,002,781.

(1)  Security partially or fully on loan.

(2) At September 30, 2010, the market value of securities on loan for the Large-Cap Strategy Fund was $43,391,575.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                           LEVEL 2 -      LEVEL 3 -
                         TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                          SEPTEMBER 30,     LEVEL 1 -      OBSERVABLE   UNOBSERVABLE
                              2010        QUOTED PRICES      INPUTS        INPUTS
                         --------------   -------------   -----------   ------------
Common Stock              $363,978,001     $363,978,001       $--            $--
Exchange-Traded Funds        3,024,885        3,024,885        --             --
Rights                               4                4        --             --
Short-Term Investments      63,784,927       63,784,927        --             --
                          ------------     ------------       ---            ---
Total                     $430,787,817     $430,787,817       $--            $--
                          ------------     ------------       ---            ---

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
COMMON STOCK -- 99.9%
   CONSUMER DISCRETIONARY -- 13.9%
      AUTO COMPONENTS -- 0.8%
      American Axle & Manufacturing Holdings, Inc.*(1)                   5,115   $          46,137
      Amerigon, Inc.*                                                    1,907              19,642
      Cooper Tire & Rubber Co.(1)                                        6,316             123,983
      Dana Holding Corp.*(1)                                            13,770             169,646
      Dorman Products, Inc.*                                               796              24,533
      Drew Industries, Inc.*                                             1,774              37,006
      Exide Technologies*                                                8,632              41,347
      Fuel Systems Solutions, Inc.*(1)                                   1,416              55,380
      Modine Manufacturing Co.*                                          4,305              55,836
      Spartan Motors, Inc.                                               3,109              14,426
      Standard Motor Products, Inc.                                      1,680              17,690
      Stoneridge, Inc.*                                                  1,848              19,422
      Superior Industries International, Inc.                            2,346              40,539
      Tenneco, Inc.*                                                     6,210             179,904
                                                                                 -----------------
                                                                                           845,491
                                                                                 -----------------
      AUTOMOBILES -- 0.0%
      Winnebago Industries, Inc.*                                        3,345              34,855
                                                                                 -----------------
      DISTRIBUTORS -- 0.1%
      Audiovox Corp. - Class A*                                          1,628              11,136
      Core-Mark Holding Co., Inc.*                                       1,113              34,458
                                                                                 -----------------
                                                                                            45,594
                                                                                 -----------------
      DIVERSIFIED CONSUMER SERVICES -- 1.2%
      American Public Education, Inc.*(1)                                1,735              57,012
      Bridgepoint Education, Inc.*(1)                                    1,700              26,282
      Capella Education Co.*(1)                                          1,795             139,328
      Coinstar, Inc.*(1)                                                 3,008             129,314
      Corinthian Colleges, Inc.*(1)                                      7,971              55,957
      CPI Corp.                                                            740              19,151
      Grand Canyon Education, Inc.*                                      3,234              70,922
      K12, Inc.*(1)                                                      2,320              67,350
      Learning Tree International, Inc.                                    720               7,286
      Lincoln Educational Services Corp.*(1)                             1,608              23,171
      Mac-Gray Corp.                                                     1,980              24,017
      Matthews International Corp. - Class A(1)                          2,962             104,736
      Pre-Paid Legal Services, Inc.*(1)                                    635              39,681
      Princeton Review, Inc.*                                              850               1,734
      Regis Corp.                                                        5,248             100,394
      Sotheby's Holdings, Inc.(1)                                        6,932             255,236
      Steiner Leisure, Ltd.*                                             1,155              44,006
      Stewart Enterprises, Inc. - Class A                                6,649              35,838
      Universal Technical Institute, Inc.(1)                             2,501              48,895
                                                                                 -----------------
                                                                                         1,250,310
                                                                                 -----------------
      HOTELS, RESTAURANTS & LEISURE -- 2.5%
      AFC Enterprises, Inc.*                                             2,615              32,426
      Ambassadors Group, Inc.                                            2,798              31,729
      Ameristar Casinos, Inc.                                            3,015              52,612
      Biglari Holdings, Inc.*                                              170              55,870
      BJ's Restaurants, Inc.*(1)                                         2,500              70,400
      Bluegreen Corp.*                                                   1,037               2,893
      Bob Evans Farms, Inc.                                              3,046              85,501
      Boyd Gaming Corp.*(1)                                              4,550              32,988

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Buffalo Wild Wings, Inc.*(1)                                       1,972   $          94,439
      California Pizza Kitchen, Inc.*                                    1,437              24,515
      Caribou Coffee Co., Inc.*(1)                                       1,350              14,040
      Carrols Restaurant Group, Inc.*                                    4,350              23,055
      CEC Entertainment, Inc.*                                           2,268              77,860
      Churchill Downs, Inc.                                                872              31,148
      Cracker Barrel Old Country Store, Inc.                             1,922              97,561
      Denny's Corp.*                                                     7,910              24,600
      DineEquity, Inc.*                                                  2,062              92,749
      Domino's Pizza, Inc.*                                              3,664              48,438
      Einstein Noah Restaurant Group, Inc.*                                704               7,462
      Gaylord Entertainment Co.*(1)                                      3,754             114,497
      Interval Leisure Group, Inc.*                                      4,310              58,056
      Isle of Capri Casinos, Inc.*                                       3,031              21,702
      Jack in the Box, Inc.*(1)                                          5,396             115,690
      Jamba, Inc.*(1)                                                      910               1,993
      Krispy Kreme Doughnuts, Inc.*                                      4,650              21,297
      Landry's Restaurants, Inc.*                                        1,045              25,592
      Life Time Fitness, Inc.*(1)                                        4,027             158,946
      McCormick & Schmick's Seafood Restaurants, Inc.*                   1,200               9,336
      Monarch Casino & Resort, Inc.*                                       928              10,403
      Morgans Hotel Group Co.*                                           2,433              17,810
      Multimedia Games, Inc.*                                              880               3,256
      O'Charley's, Inc.*                                                 1,730              12,439
      Orient-Express Hotels, Ltd. - Class A*(1)                          9,050             100,907
      Papa John's International, Inc.*                                   2,056              54,237
      Peet's Coffee & Tea, Inc.*(1)                                      1,050              35,942
      PF Chang's China Bistro, Inc.(1)                                   2,361             109,078
      Pinnacle Entertainment, Inc.*                                      6,287              70,100
      Red Lion Hotels Corp.*                                             2,290              17,038
      Red Robin Gourmet Burgers, Inc.*(1)                                1,602              31,415
      Ruby Tuesday, Inc.*                                                6,300              74,781
      Ruth's Hospitality Group, Inc.*                                    2,410               9,664
      Scientific Games Corp. - Class A*                                  7,420              71,974
      Shuffle Master, Inc.*                                              4,580              38,518
      Sonic Corp.*                                                       5,665              45,773
      Speedway Motorsports, Inc.(1)                                      1,511              23,692
      Texas Roadhouse, Inc.*(1)                                          5,295              74,448
      The Cheesecake Factory, Inc.*(1)                                   5,876             155,538
      The Marcus Corp.                                                   1,587              18,806
      Vail Resorts, Inc.*                                                3,730             139,950
                                                                                 -----------------
                                                                                         2,543,164
                                                                                 -----------------
      HOUSEHOLD DURABLES -- 0.8%
      American Greetings Corp. - Class A(1)                              3,867              71,888
      Beazer Homes USA, Inc.*(1)                                        10,880              44,934
      Blyth, Inc.                                                          710              29,280
      Brookfield Homes Corp.*(1)                                         1,560              12,776
      Cavco Industries, Inc.*(1)                                           405              14,544
      CSS Industries, Inc.                                                 658              11,377
      Ethan Allen Interiors, Inc.                                        2,536              44,279
      Furniture Brands International, Inc.*                              3,380              18,184
      Helen of Troy, Ltd.*                                               2,753              69,623
      Hooker Furniture Corp.                                               861              10,014
      Hovnanian Enterprises, Inc. - Class A*(1)                          5,813              22,845

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      iRobot Corp.*                                                      2,090   $          38,811
      Kid Brands, Inc.*                                                  2,200              18,920
      La-Z-Boy, Inc.*(1)                                                 5,346              45,120
      Libbey, Inc.*                                                      1,740              22,916
      Lifetime Brands, Inc.*                                               120               1,812
      M/I Homes, Inc.*                                                   2,554              26,485
      Meritage Homes Corp.*                                              3,502              68,709
      National Presto Industries, Inc.                                     432              45,995
      Ryland Group, Inc.                                                 4,681              83,884
      Sealy Corp.*(1)                                                    4,055               9,894
      Skyline Corp.(1)                                                     539              10,920
      Standard Pacific Corp.*(1)                                         4,740              18,818
      Universal Electronics, Inc.*                                       2,148              44,786
                                                                                 -----------------
                                                                                           786,814
                                                                                 -----------------
      INTERNET & CATALOG RETAIL -- 0.4%
      1-800-FLOWERS.COM, Inc. - Class A*                                 3,112               5,882
      Blue Nile, Inc.*(1)                                                1,422              63,265
      Drugstore.com, Inc.*                                               8,990              17,261
      Gaiam, Inc. - Class A(1)                                           1,143               7,646
      HSN, Inc.*                                                         3,830             114,517
      NutriSystem, Inc.                                                  2,149              41,347
      Orbitz Worldwide, Inc.*                                            3,179              20,028
      Overstock.com, Inc.*                                               1,122              17,638
      PetMed Express, Inc.(1)                                            2,107              36,872
      Shutterfly, Inc.*(1)                                               2,692              69,965
      U.S. Auto Parts Network, Inc.*                                     1,920              15,744
      Vitacost.com, Inc.*                                                  900               5,409
                                                                                 -----------------
                                                                                           415,574
                                                                                 -----------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.8%
      Arctic Cat, Inc.*(1)                                               2,500              25,625
      Brunswick Corp.(1)                                                 9,211             140,191
      Callaway Golf Co.(1)                                               5,801              40,607
      Eastman Kodak Co.*(1)                                             24,730             103,866
      JAKKS Pacific, Inc.*(1)                                            2,378              41,948
      Johnson Outdoors, Inc.*                                            1,800              23,076
      Leapfrog Enterprises, Inc.*                                        2,987              16,369
      Marine Products Corp.*(1)                                          1,100               6,754
      Polaris Industries, Inc.                                           3,127             203,568
      Pool Corp.                                                         4,935              99,045
      RC2 Corp.*                                                         2,472              51,788
      Smith & Wesson Holdings Corp.*                                     5,587              19,890
      Steinway Musical Instruments, Inc.*                                  568               9,781
      Sturm, Ruger & Co., Inc.                                           1,720              23,461
                                                                                 -----------------
                                                                                           805,969
                                                                                 -----------------
      MEDIA -- 1.4%
      A.H. Belo Corp. - Class A*                                         2,760              19,513
      Arbitron, Inc.                                                     2,304              64,443
      Ascent Media Corp. - Class A*                                      1,040              27,778
      Ballantyne Strong, Inc.*                                           2,530              21,884
      Belo Corp. - Class A*                                             10,060              62,372
      Carmike Cinemas, Inc.*                                             1,090               9,505
      Cinemark Holdings, Inc.(1)                                         6,037              97,196
      CKX, Inc.*                                                         4,616              22,618
      Dex One Corp.*                                                     5,060              62,137
      E.W. Scripps Co. - Class A*(1)                                     2,110              16,627
      Entercom Communications Corp. - Class A*                           2,420              19,021
      Entravision Communications Corp. - Class A*                        8,930              17,771

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Fisher Communications, Inc.*                                         627   $          10,929
      Global Sources, Ltd.*                                                619               4,673
      Gray Television, Inc.*                                             9,850              19,799
      Harte-Hanks, Inc.                                                  3,036              35,430
      Journal Communications, Inc. -  Class A*                           3,820              17,228
      Knology, Inc.*                                                     2,369              31,816
      Lee Enterprises, Inc.*(1)                                          8,010              21,467
      LIN TV Corp. - Class A*                                            3,270              14,519
      Lions Gate Entertainment Corp.*                                    6,500              47,775
      Live Nation Entertainment, Inc.*(1)                               14,546             143,714
      Lodgenet Entertainment Corp.*(1)                                     890               2,492
      Martha Stewart Living Omnimedia, Inc. - Class A*(1)                1,923               9,115
      Media General, Inc. - Class A*(1)                                  2,260              20,250
      Mediacom Communications Corp. - Class A*                           3,685              24,358
      National CineMedia, Inc.                                           4,822              86,314
      Nexstar Broadcasting Group, Inc. - Class A*(1)                     3,220              16,583
      Outdoor Channel Holdings, Inc.*                                    1,170               6,470
      Playboy Enterprises, Inc.- Class B*(1)                               350               1,799
      PRIMEDIA, Inc.                                                     1,510               5,738
      ReachLocal, Inc.*(1)                                               1,420              19,568
      Rentrak Corp.*                                                     1,230              31,082
      Scholastic Corp.                                                   3,116              86,687
      Sinclair Broadcast Group, Inc. - Class A*                          3,568              25,047
      SuperMedia, Inc.*                                                  1,070              11,310
      The McClatchy Co. - Class A*(1)                                    6,060              23,816
      Valassis Communications, Inc.*                                     5,060             171,483
      Warner Music Group Corp.*                                          4,650              20,925
      World Wrestling Entertainment, Inc. - Class A(1)                   2,097              29,169
                                                                                 -----------------
                                                                                         1,380,421
                                                                                 -----------------
      MULTILINE RETAIL -- 0.4%
      99 Cents Only Stores*                                              4,780              90,246
      Dillard's, Inc. - Class A(1)                                       4,542             107,373
      Fred's, Inc. - Class A(1)                                          4,302              50,764
      Retail Ventures, Inc.*                                             2,100              22,596
      Saks, Inc.*                                                       14,020             120,572
      The Bon-Ton Stores, Inc.*                                          2,250              22,882
      Tuesday Morning Corp.*                                             1,800               8,586
                                                                                 -----------------
                                                                                           423,019
                                                                                 -----------------
      SPECIALTY RETAIL -- 3.4%
      America's Car-Mart, Inc.*                                          1,040              26,187
      AnnTaylor Stores Corp.*(1)                                         6,350             128,524
      Asbury Automotive Group, Inc.*                                     2,524              35,513
      Barnes & Noble, Inc.                                               3,530              57,221
      Bebe Stores, Inc.                                                  2,106              15,184
      Big 5 Sporting Goods Corp.                                         1,932              25,927
      Borders Group, Inc.*                                               6,420               7,640
      Brown Shoe Co., Inc.                                               4,845              55,572
      Build-A-Bear Workshop, Inc.*(1)                                    1,721              10,412
      Cabela's, Inc.*                                                    4,124              78,273
      Casual Male Retail Group, Inc.*(1)                                 6,740              27,499
      Charming Shoppes, Inc.*(1)                                        10,740              37,805
      Christopher & Banks Corp.                                          4,415              34,923
      Citi Trends, Inc.*(1)                                              1,246              30,166

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Coldwater Creek, Inc.*(1)                                          7,830   $          41,264
      Collective Brands, Inc.*(1)                                        5,857              94,532
      Conn's, Inc.*(1)                                                     861               4,004
      Destination Maternity Corp.*(1)                                      480              15,802
      Dress Barn, Inc.*(1)                                               6,027             143,141
      DSW, Inc. - Class A*(1)                                            1,767              50,713
      Express, Inc.*                                                     1,460              22,207
      Genesco, Inc.*                                                     2,321              69,351
      Group 1 Automotive, Inc.*(1)                                       2,554              76,313
      Haverty Furniture Cos., Inc.                                       1,967              21,460
      hhgregg, Inc.*(1)                                                  1,095              27,112
      Hibbett Sports, Inc.*                                              2,714              67,714
      Hot Topic, Inc.(1)                                                 5,921              35,467
      Jo-Ann Stores, Inc.*(1)                                            2,852             127,057
      Jos. A. Bank Clothiers, Inc.*(1)                                   2,580             109,934
      Kirkland's, Inc.*(1)                                               1,440              19,958
      Lithia Motors, Inc. - Class A(1)                                   1,680              16,111
      Lumber Liquidators Holdings, Inc.*                                 2,511              61,695
      MarineMax, Inc.*                                                   3,180              22,387
      Midas, Inc.*                                                       1,034               7,869
      Monro Muffler Brake, Inc.(1)                                       1,828              84,289
      New York & Co., Inc.*                                              2,080               5,346
      OfficeMax, Inc.*                                                   7,970             104,327
      Pacific Sunwear of California, Inc.*(1)                            7,770              40,637
      Penske Auto Group, Inc.*(1)                                        4,010              52,932
      Pier 1 Imports, Inc.*(1)                                           9,850              80,671
      Rent-A-Center, Inc.(1)                                             6,464             144,664
      Rue21, Inc.*                                                       1,650              42,586
      Sally Beauty Holdings, Inc.*(1)                                    8,613              96,466
      Select Comfort Corp.*(1)                                           5,740              38,917
      Shoe Carnival, Inc.*                                               1,049              21,211
      Sonic Automotive, Inc. - Class A*(1)                               5,368              52,767
      Stage Stores, Inc.                                                 4,578              59,514
      Stein Mart, Inc.*(1)                                               2,670              23,576
      Systemax, Inc.(1)                                                  1,302              15,989
      Talbots, Inc.*(1)                                                  7,360              96,416
      The Buckle, Inc.(1)                                                2,885              76,568
      The Cato Corp. - Class A                                           2,513              67,248
      The Children's Place Retail Stores, Inc.*                          2,788             135,971
      The Finish Line, Inc. - Class A(1)                                 5,904              82,125
      The Gymboree Corp.*(1)                                             3,155             131,059
      The Men's Wearhouse, Inc.                                          5,059             120,354
      The Pep Boys - Manny, Moe & Jack                                   5,553              58,751
      The Wetseal, Inc. - Class A*                                       7,386              25,039
      Ulta Salon Cosmetics & Fragrance, Inc.*                            2,841              82,957
      Vitamin Shoppe, Inc.*                                              1,260              34,587
      West Marine, Inc.*(1)                                              1,850              18,796
      Zumiez, Inc.*                                                      2,543              53,810
                                                                                 -----------------
                                                                                         3,452,510
                                                                                 -----------------
      TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
      American Apparel, Inc.*                                            2,943               3,620
      Carter's, Inc.*                                                    6,041             159,060
      Cherokee, Inc.(1)                                                    628              11,455
      Columbia Sportswear Co.(1)                                         1,233              72,057
      Crocs, Inc.*                                                       8,080             105,121
      Culp, Inc.*                                                           30                 294

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Deckers Outdoor Corp.*(1)                                          3,871   $         193,395
      Delta Apparel, Inc.*                                                  60                 900
      G-III Apparel Group, Ltd.*                                         1,287              40,386
      Iconix Brand Group, Inc.*                                          7,445             130,287
      Joe's Jeans, Inc.*                                                 9,520              20,087
      Jones Apparel Group, Inc.(1)                                       7,950             156,138
      K-Swiss, Inc. - Class A*                                           2,058              26,239
      Kenneth Cole Productions, Inc. - Class A*                            850              14,170
      Liz Claiborne, Inc.*(1)                                            8,480              51,558
      Maidenform Brands, Inc.*                                           2,319              66,903
      Movado Group, Inc.*                                                1,765              19,203
      Oxford Industries, Inc.                                            1,960              46,609
      Perry Ellis International, Inc.*                                     647              14,137
      Quiksilver, Inc.*                                                 15,240              59,588
      Skechers U.S.A., Inc. - Class A*(1)                                3,673              86,279
      Steven Madden, Ltd.*(1)                                            2,694             110,616
      The Timberland Co. - Class A*                                      3,755              74,387
      The Warnaco Group, Inc.*                                           4,411             225,534
      True Religion Apparel, Inc.*                                       2,517              53,713
      Under Armour, Inc.- Class A*(1)                                    3,693             166,333
      Unifi, Inc.*                                                       3,200              14,432
      Volcom, Inc.*(1)                                                   1,933              36,959
      Weyco Group, Inc.                                                    741              17,947
      Wolverine World Wide, Inc.(1)                                      5,236             151,896
                                                                                 -----------------
                                                                                         2,129,303
                                                                                 -----------------
   TOTAL CONSUMER DISCRETIONARY                                                         14,113,024
                                                                                 -----------------
   CONSUMER STAPLES -- 3.1%
      BEVERAGES -- 0.1%
      Coca-Cola Bottling Co. Consolidated                                  251              13,286
      Heckmann Corp.*                                                   10,870              42,393
      National Beverage Corp.                                            1,170              16,380
      The Boston Beer Co., Inc. - Class A*                                 775              51,824
                                                                                 -----------------
                                                                                           123,883
                                                                                 -----------------
      FOOD & STAPLES RETAILING -- 1.0%
      Arden Group, Inc. - Class A                                           53               4,373
      Casey's General Stores, Inc.                                       4,826             201,485
      Great Atlantic & Pacific Tea Co., Inc.*(1)                         3,280              12,989
      Ingles Markets, Inc. - Class A                                     2,265              37,622
      Nash-Finch Co.                                                     1,098              46,709
      PriceSmart, Inc.                                                   1,316              38,335
      Rite Aid Corp.*                                                   49,220              46,414
      Ruddick Corp.(1)                                                   4,660             161,609
      Spartan Stores, Inc.                                               1,679              24,345
      Susser Holdings Corp.*                                               831              11,634
      The Andersons, Inc.(1)                                             2,155              81,674
      The Pantry, Inc.*                                                  2,030              48,943
      United Natural Foods, Inc.*                                        4,247             140,746
      Village Super Market - Class A                                       780              21,793
      Weis Markets, Inc.                                                 1,090              42,652
      Winn-Dixie Store, Inc.*                                            4,891              34,873
                                                                                 -----------------
                                                                                           956,196
                                                                                 -----------------
      FOOD PRODUCTS -- 1.3%
      Alico, Inc.(1)                                                        70               1,627
      B&G Foods, Inc. - Class A                                          5,616              61,327
      Cal-Maine Foods, Inc.                                              1,252              36,283
      Calavo Growers, Inc.                                               1,157              25,084

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Chiquita Brands International, Inc.*(1)                            5,391   $          71,377
      Darling International, Inc.*                                       7,127              60,722
      Diamond Foods, Inc.(1)                                             2,055              84,234
      Dole Food Co., Inc.*(1)                                            4,800              43,920
      Farmer Brothers Co.                                                  388               6,208
      Fresh Del Monte Produce, Inc.*                                     4,049              87,863
      Griffin Land & Nurseries, Inc.                                       246               6,504
      Harbinger Group, Inc.*                                             1,670               9,269
      Imperial Sugar Co.                                                 1,036              13,551
      J&J Snack Foods Corp.                                              1,544              64,740
      John B. Sanfilippo & Son, Inc.*                                    1,560              20,592
      Lancaster Colony Corp.                                             1,712              81,320
      Lance, Inc.                                                        2,831              60,300
      Lifeway Foods, Inc.*(1)                                            1,990              20,935
      Limoneira Co.(1)                                                     880              17,723
      Pilgrim's Pride Corp.*                                             4,790              26,920
      Sanderson Farms, Inc.                                              2,311             100,043
      Seneca Foods Corp. - Class A*                                        640              16,762
      Smart Balance, Inc.*                                               7,329              28,437
      Synutra International, Inc.*                                       2,659              30,711
      The Hain Celestial Group, Inc.*                                    4,103              98,390
      Tootsie Roll Industries, Inc.(1)                                   1,521              37,842
      TreeHouse Foods, Inc.*(1)                                          3,542             163,286
                                                                                 -----------------
                                                                                         1,275,970
                                                                                 -----------------
      HOUSEHOLD PRODUCTS -- 0.2%
      Cellu Tissue Holdings, Inc.*                                       1,500              17,895
      Central Garden & Pet Co. - Class A*                                5,144              53,292
      Oil-Dri Corp. of America                                             710              15,272
      Spectrum Brands Holdings, Inc.*                                    1,660              45,119
      WD-40 Co.                                                          1,414              53,760
                                                                                 -----------------
                                                                                           185,338
                                                                                 -----------------
      PERSONAL PRODUCTS -- 0.3%
      Elizabeth Arden, Inc.*                                             3,007              60,110
      International Parfums, Inc.                                        1,208              21,249
      Medifast, Inc.*(1)                                                 1,140              30,928
      Nu Skin Enterprises, Inc. - Class A(1)                             4,828             139,047
      Nutraceutical International Corp.*                                   460               7,217
      Prestige Brands Holdings, Inc.*                                    4,497              44,475
      Revlon, Inc. - Class A*                                              450               5,679
      Schiff Nutrition International, Inc.                                 195               1,599
      The Female Health Co.(1)                                           1,630               8,395
      USANA Health Sciences, Inc.*(1)                                      495              19,978
                                                                                 -----------------
                                                                                           338,677
                                                                                 -----------------
      TOBACCO -- 0.2%
      Alliance One International, Inc.*                                  9,832              40,803
      Star Scientific, Inc.*(1)                                          3,189               6,697
      Universal Corp.(1)                                                 2,202              88,278
      Vector Group, Ltd.(1)                                              5,046              94,368
                                                                                 -----------------
                                                                                           230,146
                                                                                 -----------------
   TOTAL CONSUMER STAPLES                                                                3,110,210
                                                                                 -----------------
   ENERGY -- 5.5%
      ENERGY EQUIPMENT & SERVICES -- 2.0%
      Allis-Chalmers Energy, Inc.*                                       4,474              18,656
      Basic Energy Services, Inc.*                                       1,782              15,183
      Bristow Group, Inc.*                                               3,471             125,234
      Cal Dive International, Inc.*                                      8,739              47,802
      CARBO Ceramics, Inc.                                               1,888             152,928

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Complete Production Services, Inc.*(1)                             7,816   $         159,837
      Dawson Geophysical Co.*                                              663              17,669
      Dril-Quip, Inc.*(1)                                                3,278             203,596
      Global Industries, Ltd.*                                           9,480              51,856
      Gulf Island Fabrication, Inc.                                      1,683              30,631
      Gulfmark Offshore, Inc. - Class A*                                 2,641              81,131
      Halliburton Co.                                                      319              10,549
      Helix Energy Solutions Group, Inc.*                               10,040             111,846
      Hercules Offshore, Inc.*(1)                                       13,500              35,775
      Hornbeck Offshore Services, Inc.*                                  2,988              58,236
      ION Geophysical Corp.*(1)                                         15,117              77,701
      Key Energy Services, Inc.*                                        12,310             117,068
      Lufkin Industries, Inc.                                            2,890             126,871
      Matrix Service Co.*                                                4,093              35,814
      Natural Gas Services Group, Inc.*                                    704              10,398
      Newpark Resources, Inc.*                                           8,202              68,897
      Oyo Geospace Corp.*                                                  311              18,001
      Parker Drilling Co.*                                              14,514              63,136
      Petroleum Helicopters, Inc.*                                       1,015              16,423
      Pioneer Drilling Co.*                                              4,878              31,122
      RPC, Inc.                                                          3,409              72,134
      Seahawk Drilling, Inc.*                                            2,000              16,920
      Superior Well Services, Inc.                                       2,569              56,826
      T-3 Energy Services, Inc.*                                         1,473              38,519
      Tesco Corp.*                                                       2,600              31,278
      Tetra Technologies, Inc.*                                          6,770              69,054
      Union Drilling, Inc.*                                              3,290              14,739
      Vantage Drilling Co.                                               8,160              13,056
      Willbros Group, Inc.*                                              3,828              35,103
                                                                                 -----------------
                                                                                         2,033,989
                                                                                 -----------------
      OIL, GAS & CONSUMABLE FUELS -- 3.5%
      Abraxas Petroleum Corp.*                                           8,390              23,828
      Alon USA Energy, Inc.(1)                                           1,174               6,340
      American Oil & Gas, Inc.*                                          5,320              43,092
      Apco Oil and Gas International, Inc.                                 600              20,766
      Approach Resources, Inc.*                                            780               8,720
      ATP Oil & Gas Corp.*(1)                                            4,202              57,357
      Berry Petroleum Co. - Class A(1)                                   5,244             166,392
      Bill Barret Corp.*(1)                                              4,775             171,900
      BPZ Resources, Inc.*(1)                                           11,673              44,708
      Brigham Exploration Co.*                                          11,963             224,306
      Callon Petroleum Co.*                                              3,900              19,305
      CAMAC Energy, Inc.*(1)                                             5,740              18,311
      Carrizo Oil & Gas, Inc.*                                           3,466              82,976
      Cheniere Energy, Inc.*(1)                                          9,217              23,227
      Clayton Williams Energy, Inc.*                                       483              24,435
      Clean Energy Fuels Corp.*(1)                                       4,419              62,794
      Cloud Peak Energy, Inc.*                                           3,070              56,027
      Contango Oil & Gas Co.*                                            1,069              53,621
      Crosstex Energy, Inc.*(1)                                          3,643              28,780
      CVR Energy, Inc.*                                                  2,186              18,034
      Delek US Holdings, Inc.                                            1,412              10,110
      Delta Petroleum Corp.*(1)                                          8,123               6,390
      DHT Maritime, Inc.                                                 7,313              30,203
      Endeavour International Corp.*(1)                                 13,950              17,995
      Energy Partners, Ltd.*                                             3,240              38,912
      Energy XXI Bermuda, Ltd.*                                          5,120             118,323
      Evolution Petroleum Corp.*                                            40                 240
      FX Energy, Inc.*                                                   7,093              29,365

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Gastar Exploration, Ltd.*                                          5,690   $          22,874
      General Maritime Corp.                                             8,223              40,375
      Georesources, Inc.*                                                1,774              28,207
      GMX Resources, Inc.*(1)                                            3,090              15,017
      Golar LNG Energy Ltd.                                                667               1,020
      Golar LNG, Ltd.                                                    4,668              58,443
      Goodrich Petroleum Corp.*(1)                                       2,175              31,690
      Green Plains Renewable Energy, Inc.*                               1,170              14,169
      Gulfport Energy Corp.*                                             2,190              30,310
      Harvest Natural Resources, Inc.*                                   2,549              26,561
      Houston American Energy Corp.(1)                                   1,920              19,200
      International Coal Group, Inc.*                                   11,650              61,978
      Isramco, Inc.*(1)                                                     40               2,408
      James River Coal Co.*                                              2,332              40,880
      Knightsbridge Tankers, Ltd.                                        1,793              33,888
      Kodiak Oil & Gas Corp.*                                           12,430              42,138
      L&L Energy, Inc.*(1)                                               2,400              19,248
      Magnum Hunter Resources Corp.*                                     5,270              21,818
      McMoRan Exploration Co.*                                           8,128             139,883
      Miller Petroleum, Inc.*(1)                                         3,140              16,925
      Nordic American Tanker Shipping(1)                                 4,698             125,718
      Northern Oil And Gas, Inc.*(1)                                     4,160              70,470
      Overseas Shipholding Group, Inc.(1)                                2,480              85,114
      Panhandle Oil and Gas, Inc. - Class A                                586              14,468
      Patriot Coal Corp.(1)                                              8,010              91,394
      Penn Virginia Corp.(1)                                             4,544              72,886
      Petroleum Development Corp.*                                       1,789              49,376
      Petroquest Energy, Inc.*                                           5,743              34,975
      RAM Energy Resources, Inc.*                                       10,270              16,021
      Resolute Energy Corp.*                                             4,830              53,420
      Rex Energy Corp.*(1)                                               2,515              32,192
      Rex Stores Corp.*                                                    790              11,447
      Rosetta Resources, Inc.*(1)                                        5,088             119,517
      Scorpio Tankers, Inc.*                                             1,250              14,112
      Ship Finance International, Ltd.                                   4,213              81,859
      Southern Union Co.                                                     1                  23
      Stone Energy Corp.*(1)                                             3,824              56,328
      Swift Energy Co.*                                                  3,746             105,188
      Syntroleum Corp.*                                                  3,350               6,264
      Teekay Tankers, Ltd.- Class A                                      3,218              41,866
      TransAtlantic Petroleum, Ltd.(1)                                  15,610              46,206
      Uranium Energy Corp.*(1)                                           5,180              16,990
      USEC, Inc.*(1)                                                    10,955              56,856
      Vaalco Energy, Inc.*                                               5,557              31,897
      Venoco, Inc.*(1)                                                   2,500              49,075
      W&T Offshore, Inc.                                                 3,020              32,012
      Warren Resources, Inc.*                                            8,990              35,690
      Western Refining, Inc.*(1)                                         3,345              17,528
      World Fuel Services Corp.                                          5,754             149,662
                                                                                 -----------------
                                                                                         3,592,043
                                                                                 -----------------
   TOTAL ENERGY                                                                          5,626,032
                                                                                 -----------------
   FINANCIALS -- 20.9%
      CAPITAL MARKETS -- 2.2%
      American Capital Ltd.*                                            33,880             196,843
      Apollo Investment Corp.                                           19,092             195,311
      Arlington Asset Investment Corp. - Class A(1)                      1,120              26,107

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Artio Global Investors, Inc.                                       2,600   $          39,780
      BGC Partners, Inc. - Class A(1)                                    3,980              23,761
      Blackrock Kelso Capital Corp.                                      5,980              68,770
      Calamos Asset Management, Inc. - Class A                           1,785              20,527
      Capital Southwest Corp.                                              262              23,790
      Cohen & Steers, Inc.(1)                                            1,983              43,031
      Cowen Group, Inc. - Class A*(1)                                    2,260               7,435
      Diamond Hill Investment Group, Inc.                                  160              11,680
      Duff & Phelps Corp. - Class A                                      2,764              37,231
      Epoch Holding Corp.                                                  940              12,107
      Evercore Partners, Inc. - Class A                                  1,413              40,426
      FBR Capital Markets Corp.*                                         5,860              18,400
      Fifth Street Finance Corp.                                         5,426              60,446
      Financial Engines, Inc.*                                           1,950              25,896
      GAMCO Investors, Inc. - Class A(1)                                   812              31,286
      GFI Group, Inc.                                                    5,181              24,040
      Gladstone Capital Corp.(1)                                         1,702              19,182
      Gladstone Investment Corp.                                         1,707              11,437
      Gleacher & Co., Inc.*(1)                                           2,325               3,743
      Golub Capital BDC, Inc.                                            1,570              24,021
      Harris & Harris Group, Inc.*(1)                                    2,760              11,785
      Hercules Technology Growth Capital, Inc.                           3,067              31,007
      HFF, Inc. - Class A*                                               3,050              28,304
      International Assets Holding Corp.*(1)                             1,026              18,571
      Investment Technology Group, Inc.*                                 4,000              56,880
      JMP Group, Inc.                                                      900               5,490
      Kayne Anderson Energy Development Co.                              1,159              18,602
      KBW, Inc.                                                          3,233              82,765
      Knight Capital Group, Inc. - Class A*(1)                           8,802             109,057
      LaBranche & Co., Inc.*                                             4,585              17,881
      Ladenburg Thalmann Financial Services, Inc.*                      14,500              14,790
      Main Street Capital Corp.(1)                                       2,695              42,824
      MCG Capital Corp.                                                  9,220              53,845
      MF Global Holdings, Ltd.*                                         10,930              78,696
      MVC Capital, Inc.                                                  1,994              25,862
      NGP Capital Resources Co.                                          1,867              16,915
      Oppenheimer Holdings, Inc. - Class A                                 870              24,316
      optionsXpress Holdings, Inc.*(1)                                   3,379              51,901
      PennantPark Investment Corp.                                       2,830              30,026
      Penson Worldwide, Inc.*                                            1,568               7,793
      Piper Jaffray Cos.*                                                1,530              44,569
      Prospect Capital Corp.                                             7,319              71,067
      Pzena Investment Management, Inc. - Class A                          665               4,569
      Safeguard Scientifics, Inc.*                                       2,825              35,397
      Sanders Morris Harris Group, Inc.                                  1,795              10,160
      Solar Capital, Ltd.                                                  950              20,377
      Stifel Financial Corp.*(1)                                         3,413             157,988
      SWS Group, Inc.                                                    2,087              14,964
      Teton Advisors, Inc.                                                  10                  85
      THL Credit, Inc.                                                   2,300              27,094
      TICC Capital Corp.(1)                                              3,466              35,873

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      TradeStation Group, Inc.*                                          4,510   $          29,676
      Triangle Capital Corp.                                             1,056              16,875
      Virtus Investment Partners, Inc.*                                    503              15,221
      Westwood Holdings Group, Inc.(1)                                     600              20,298
                                                                                 -----------------
                                                                                         2,196,773
                                                                                 -----------------
      COMMERCIAL BANKS -- 5.8%
      1st Source Corp.(1)                                                2,208              38,331
      1st United Bancorp, Inc./Boca Raton*                               2,920              18,776
      Alliance Financial Corp.                                             150               4,535
      American National Bankshares, Inc.                                   630              13,822
      Ameris Bancorp*                                                    3,261              30,490
      Ames National Corp.(1)                                               481               9,591
      Arrow Financial Corp.(1)                                           1,042              26,142
      Bancfirst Corp.                                                      414              16,750
      Banco Latinoamericano De Exportaciones SA                          2,324              33,582
      Bancorp Rhode Island, Inc.                                           430              12,010
      Bank of Marin BanCorp.(1)                                            160               5,158
      Bank of the Ozarks, Inc.                                           1,056              39,167
      Boston Private Financial Holdings, Inc.                            7,368              48,187
      Bridge Bancorp, Inc.                                                 590              14,744
      Bryn Mawr Bank Corp.                                                 475               8,180
      Camden National Corp.                                                623              21,587
      Capital City Bank Group, Inc.(1)                                     951              11,545
      Cardinal Financial Corp.                                           2,860              27,485
      Cathay General Bancorp(1)                                          8,712             103,586
      Center Financial Corp.*                                            4,030              20,513
      CenterState Banks of Florida, Inc.                                 3,106              26,649
      Chemical Financial Corp.                                           2,518              51,972
      Citizens & Northern Corp.                                            631               8,203
      Citizens Republic Bancorp, Inc.*                                  28,790              25,943
      City Holding Co.                                                   1,762              54,041
      CNB Financial Corp.                                                2,000              27,500
      CoBiz Financial, Inc.(1)                                           5,119              28,462
      Columbia Banking System, Inc.(1)                                   3,669              72,096
      Community Bank Systems, Inc.(1)                                    3,584              82,468
      Community Trust Bancorp, Inc.                                      1,428              38,685
      CVB Financial Corp.                                                9,444              70,924
      Danvers Bancorp, Inc.(1)                                           1,471              22,550
      Eagle Bancorp, Inc.*                                               2,440              28,011
      Enterprise Financial Services Corp.                                  753               7,003
      Financial Institutions, Inc.                                         873              15,417
      First Bancorp, Inc.                                                1,489              20,593
      First Bancorp/North Carolina                                       1,095              14,914
      First Bancorp/Puerto Rico*                                         6,366               1,782
      First Busey Corp.(1)                                               5,451              24,802
      First Commonwealth Financial Corp.                                 9,326              50,827
      First Community Bancshares, Inc.                                   1,511              19,492
      First Financial Bancorp(1)                                         5,775              96,327
      First Financial Bankshares, Inc.                                   2,211             103,895
      First Financial Corp./Indiana(1)                                     885              26,107
      First Interstate Bancsystem, Inc.                                    830              11,172
      First Merchants Corp.                                              2,305              17,587
      First Midwest Bancorp, Inc.                                        6,711              77,378
      First South Bancorp, Inc.(1)                                         862               8,551
      FirstMerit Corp.                                                  10,613             194,430
      FNB Corp.                                                         11,206              95,923
      German American Bancorp, Inc.                                        990              16,988

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Glacier Bancorp, Inc.                                              7,161   $         104,551
      Great Southern Bancorp, Inc.                                       1,520              33,090
      Greene Bankshares, Inc.*(1)                                        1,650              11,203
      Hancock Holding Co.(1)                                             3,169              95,292
      Heartland Financial USA, Inc.                                        983              15,128
      Heritage Financial Corp.*                                            820              11,480
      Home Bancshares, Inc.                                              2,492              50,637
      Hudson Valley Holding Corp.                                          940              18,349
      IBERIABANK Corp.                                                   2,704             135,146
      Independent Bank Corp./Massachusetts                               1,886              42,473
      International Bancshares Corp.(1)                                  5,312              89,720
      Investors Bancorp, Inc.*                                           4,541              53,765
      Lakeland Bancorp, Inc.(1)                                          1,655              13,952
      Lakeland Financial Corp.                                           2,145              40,026
      MainSource Financial Group, Inc.                                   1,619              12,369
      MB Financial, Inc.(1)                                              5,645              91,562
      Merchants Bancshares, Inc.                                           820              20,451
      Metro Bancorp, Inc.*                                               2,152              22,359
      Midsouth Bancorp, Inc.                                               730              10,330
      Nara Bancorp, Inc.*                                                3,801              26,835
      National Bankshares, Inc.                                            730              18,834
      National Penn Bancshares, Inc.(1)                                 11,751              73,444
      NBT Bancorp, Inc.(1)                                               3,788              83,601
      Northfield Bancorp, Inc.                                           1,536              16,620
      Old National Bancorp/Indiana(1)                                    8,141              85,480
      OmniAmerican Bancorp, Inc.*                                        1,690              19,046
      Oriental Financial Group, Inc.(1)                                  4,444              59,105
      Orrstown Financial Services, Inc.                                    420               9,727
      Pacific Continental Corp.                                            856               7,747
      PacWest Bancorp(1)                                                 2,899              55,255
      Park National Corp.                                                1,288              82,484
      Peapack-Gladstone Financial Corp.                                    807               9,506
      Penns Woods Bancorp., Inc.                                           530              17,516
      Peoples Bancorp, Inc./Ohio(1)                                        846              10,465
      Pinnacle Financial Partners, Inc.*(1)                              2,731              25,098
      PrivateBancorp, Inc.(1)                                            6,150              70,048
      Prosperity Bancshares, Inc.(1)                                     4,785             155,369
      Renasant Corp.(1)                                                  2,521              38,344
      Republic Bancorp, Inc./Kentucky - Class A(1)                         727              15,362
      S&T Bancorp, Inc.(1)                                               2,960              51,563
      S.Y. Bancorp, Inc.(1)                                              1,569              38,943
      Sandy Springs Bancorp, Inc.                                        2,277              35,293
      SCBT Financial Corp.                                               1,139              35,525
      Sierra Bancorp                                                       516               6,373
      Signature Bank*                                                    4,174             162,118
      Simmons First National Corp. - Class A                             1,856              52,469
      Southside Bancshares, Inc.                                         2,103              39,726
      Southwest Bancorp, Inc.(1)                                         1,362              17,665
      State Bancorp, Inc.                                                1,199              10,767
      StellarOne Corp.                                                   1,663              21,153
      Sterling Bancorp(1)                                                2,807              24,393
      Sterling Bancshares, Inc.(1)                                       9,162              49,200
      Suffolk Bancorp(1)                                                 1,184              29,979
      Susquehanna Bancshares, Inc.(1)                                   13,213             111,518
      SVB Financial Group*(1)                                            4,288             181,468
      Taylor Capital Group, Inc.*(1)                                     1,670              19,155
      Texas Capital Bancshares, Inc.*(1)                                 4,058              70,082
      The Bancorp, Inc.*                                                 2,440              16,324

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      The First of Long Island Corp.                                       280   $           6,994
      Tompkins Financial Corp.                                             840              33,314
      Tower Bancorp, Inc.                                                1,090              22,094
      TowneBank(1)                                                       1,820              27,227
      Trico Bancshares(1)                                                1,043              16,031
      Trustmark Corp.                                                    6,568             142,788
      UMB Financial Corp.                                                3,274             116,260
      Umpqua Holdings Corp.(1)                                          11,926             135,241
      Union First Market Bankshares Corp.                                2,089              27,282
      United Bankshares, Inc.(1)                                         3,754              93,437
      United Community Banks, Inc.*                                     12,090              27,082
      Univest Corp. of PA(1)                                             1,343              23,449
      Virginia Commerce Bancorp, Inc.*                                   3,560              17,302
      Washington Banking Co.                                               920              12,751
      Washington Trust Bancorp, Inc.                                     1,976              37,781
      Webster Financial Corp.(1)                                         6,210             109,048
      WesBanco, Inc.                                                     2,976              48,628
      West Bancorp, Inc.*                                                1,387               8,738
      West Coast Bancorp*                                                8,540              19,471
      Westamerica Bancorp                                                2,863             156,005
      Western Alliance Bancorp*                                          6,981              46,773
      Whitney Holdings Corp.                                             9,400              76,798
      Wilshire Bancorp, Inc.                                             1,470               9,614
      Wintrust Financial Corp.(1)                                        3,313             107,374
                                                                                 -----------------
                                                                                         5,891,838
                                                                                 -----------------
      CONSUMER FINANCE -- 0.6%
      Advance America Cash Advance Centers, Inc.                         4,920              19,828
      Cardtronics, Inc.*                                                 3,210              49,530
      Cash America International, Inc.                                   3,166             110,810
      CompuCredit Holdings Corp.                                         1,312               6,324
      Credit Acceptance Corp.*(1)                                          475              28,766
      Dollar Financial Corp.*                                            2,812              58,686
      EzCorp, Inc.- Class A*                                             4,309              86,352
      First Cash Financial Services, Inc.*                               3,309              91,825
      Nelnet, Inc. - Class A                                             2,662              60,907
      The First Marblehead Corp.*                                        5,080              11,887
      The Student Loan Corp.                                               350              10,395
      World Acceptance Corp.*                                            1,744              77,015
                                                                                 -----------------
                                                                                           612,325
                                                                                 -----------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.5%
      Asset Acceptance Capital Corp.*(1)                                 1,100               5,907
      California First National Bancorp                                    970              12,290
      Compass Diversified Holdings                                       3,111              50,274
      Encore Capital Group, Inc.*                                          965              17,389
      Life Partners Holdings, Inc.(1)                                      498               9,477
      MarketAxess Holdings, Inc.                                         2,827              48,002
      Medallion Financial Corp.                                          1,311              10,213
      NewStar Financial, Inc.*(1)                                        3,694              27,373
      PHH Corp.*(1)                                                      5,177             109,028
      PICO Holdings, Inc.*                                               2,496              74,531
      Portfolio Recovery Associates, Inc.*                               1,599             103,375
      Primus Guaranty, Ltd.*(1)                                          2,890              13,178
                                                                                 -----------------
                                                                                           481,037
                                                                                 -----------------
      INSURANCE -- 2.8%
      Alterra Capital Holdings, Ltd.(1)                                  9,585             190,933
      AMBAC Financial Group, Inc.*(1)                                   24,040              13,342

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      American Equity Investment Life Holding Co.(1)                     6,463   $          66,181
      American Physicians Capital, Inc.                                    890              36,899
      American Physicians Service Group, Inc.                              720              23,292
      American Safety Insurance Holdings, Ltd.*                          1,467              23,971
      AMERISAFE, Inc.*                                                   2,102              39,476
      Amtrust Financial Services, Inc.                                   2,380              34,558
      Argo Group International Holdings, Ltd.(1)                         2,851              99,044
      Baldwin & Lyons, Inc. - Class B                                      652              16,593
      Citizens, Inc.*(1)                                                 4,917              33,878
      CNA Surety Corp.*                                                  1,278              22,902
      CNO Financial Group, Inc.*(1)                                     21,570             119,498
      Crawford & Co. - Class B*(1)                                       2,037               4,950
      Delphi Financial Group, Inc. - Class A(1)                          4,533             113,280
      Donegal Group, Inc. - Class A                                        750               9,802
      eHealth, Inc.*                                                     2,474              31,964
      EMC Insurance Group, Inc.(1)                                         205               4,371
      Employers Holdings, Inc.                                           3,397              53,571
      Enstar Group, Ltd.*                                                  729              52,925
      FBL Financial Group, Inc. - Class A(1)                             1,673              43,465
      First American Financial Corp.                                    10,150             151,641
      First Mercury Financial Corp.                                        975               9,828
      Flagstone Reinsurance Holdings SA                                  4,667              49,517
      FPIC Insurance Group, Inc.*                                        1,066              37,406
      Global Indemnity PLC                                               1,214              19,485
      Greenlight Capital Re, Ltd.- Class A*                              2,830              70,807
      Hallmark Financial Services, Inc.*                                 1,217              10,637
      Harleysville Group, Inc.                                           1,289              42,266
      Hilltop Holdings, Inc.*(1)                                         3,761              36,030
      Horace Mann Educators Corp.                                        3,424              60,879
      Infinity Property & Casualty Corp.                                 1,208              58,914
      Kansas City Life Insurance Co.                                       400              12,476
      Maiden Holdings, Ltd.                                              4,162              31,673
      Meadowbrook Insurance Group, Inc.                                  6,805              61,041
      Montpelier Re Holdings, Ltd.(1)                                    7,364             127,544
      National Financial Partners Corp.*(1)                              4,230              53,594
      National Interstate Corp.                                            519              11,299
      National Western Life Insurance Co. - Class A                        235              33,060
      Navigators Group, Inc.*                                            1,226              54,716
      NYMagic, Inc.                                                        624              16,018
      Platinum Underwriters Holdings, Ltd.                               4,360             189,747
      PMA Capital Corp. - Class A*                                       2,485              18,737
      Presidential Life Corp.                                            1,960              19,208
      Primerica, Inc.(1)                                                 2,230              45,358
      ProAssurance Corp.*                                                3,077             177,204
      RLI Corp.(1)                                                       1,396              79,042
      Safety Insurance Group, Inc.                                       1,114              46,810
      SeaBright Insurance Holdings, Inc.                                 1,684              13,573
      Selective Insurance Group, Inc.(1)                                 4,643              75,634
      State Auto Financial Corp.                                         1,708              25,979

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Stewart Information Services Corp.(1)                              1,459   $          16,516
      The Phoenix Cos., Inc.*(1)                                        10,184              21,386
      Tower Group, Inc.(1)                                               4,467             104,304
      United Fire & Casualty Co.                                         2,485              52,707
      Universal Insurance Holdings, Inc.                                 2,460              11,045
                                                                                 -----------------
                                                                                         2,880,976
                                                                                 -----------------
      REAL ESTATE INVESTMENT TRUSTS -- 7.3%
      Acadia Realty Trust                                                4,125              78,375
      Agree Realty Corp.(1)                                                589              14,872
      Alexander's, Inc.(1)                                                 186              58,735
      American Campus Communities, Inc.(1)                               6,245             190,098
      American Capital Agency Corp.(1)                                   3,518              93,473
      Anworth Mortgage Asset Corp.                                      13,221              94,266
      Apollo Commercial Real Estate Finance, Inc.                          690              11,088
      Ashford Hospitality Trust, Inc.*                                   4,420              40,001
      Associated Estates Realty Corp.                                    3,974              55,557
      BioMed Realty Trust, Inc.(1)                                      11,666             209,055
      CapLease, Inc.                                                     4,301              24,043
      Capstead Mortgage Corp.                                            7,420              80,655
      CBL & Associates Properties, Inc.(1)                              13,950             182,187
      Cedar Shopping Centers, Inc.(1)                                    5,626              34,206
      Chatham Lodging Trust*                                             1,040              19,354
      Chesapeake Lodging Trust                                             910              14,888
      Cogdell Spencer, Inc.                                              3,247              20,521
      Colonial Properties Trust                                          6,673             108,036
      Colony Financial, Inc.                                             1,330              24,578
      Cousins Properties, Inc.                                           7,749              55,328
      CreXus Investment Corp.                                            1,330              16,000
      Cypress Sharpridge Investments, Inc.                               3,430              45,790
      DCT Industrial Trust, Inc.(1)                                     20,275              97,117
      DiamondRock Hospitality Co.*(1)                                   16,137             153,140
      DuPont Fabros Technology, Inc.(1)                                  3,925              98,714
      Dynex Capital, Inc.                                                1,710              18,434
      Eastgroup Properties, Inc.(1)                                      2,694             100,702
      Education Realty Trust, Inc.                                       5,421              38,760
      Entertainment Properties Trust(1)                                  4,599             198,585
      Equity Lifestyle Properties, Inc.                                  2,617             142,574
      Equity One, Inc.                                                   4,132              69,748
      Excel Trust, Inc.                                                  1,910              21,526
      Extra Space Storage, Inc.(1)                                       8,722             139,901
      FelCor Lodging Trust, Inc.*                                        8,770              40,342
      First Industrial Realty Trust, Inc.*(1)                            5,772              29,264
      First Potomac Realty Trust                                         3,574              53,610
      Franklin Street Properties Corp.                                   7,687              95,473
      Getty Realty Corp.                                                 2,527              67,799
      Gladstone Commercial Corp.                                         1,090              18,704
      Glimcher Realty Trust                                              9,685              59,563
      Government Properties Income Trust                                 2,750              73,425
      Hatteras Financial Corp.                                           3,961             112,770
      Healthcare Realty Trust, Inc.(1)                                   6,466             151,240
      Hersha Hospitality Trust                                          13,258              68,676
      Highwoods Properties, Inc.(1)                                      6,785             220,309
      Home Properties, Inc.(1)                                           3,854             203,877
      Inland Real Estate Corp.(1)                                        8,785              73,003
      Invesco Mortgage Capital, Inc.                                     2,820              60,686

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Investors Real Estate Trust                                        6,517   $          54,612
      iStar Financial, Inc.*(1)                                          7,970              24,388
      Kilroy Realty Corp.(1)                                             5,130             170,008
      Kite Realty Group Trust                                            2,600              11,544
      LaSalle Hotel Properties                                           6,821             159,543
      Lexington Realty Trust(1)                                         10,151              72,681
      LTC Properties, Inc.                                               2,162              55,174
      Medical Properties Trust, Inc.                                    10,975             111,286
      MFA Financial, Inc.                                               29,591             225,779
      Mid-America Apartment Communities, Inc.                            3,290             191,741
      Mission West Properties, Inc.                                      1,635              11,085
      Monmouth Real Estate Investment Corp. - Class A                    4,152              32,469
      MPG Office Trust, Inc.*                                            7,600              19,000
      National Health Investors, Inc.                                    2,454             108,123
      National Retail Properties, Inc.(1)                                8,534             214,289
      Newcastle Investment Corp.*                                        8,010              24,831
      NorthStar Realty Finance Corp.(1)                                  6,290              23,525
      Omega Healthcare Investors, Inc.                                   9,115             204,632
      One Liberty Properties, Inc.                                         180               2,864
      Parkway Properties, Inc.                                           1,829              27,069
      Pebblebrook Hotel Trust*                                           3,060              55,111
      Pennsylvania Real Estate Investment Trust(1)                       5,551              65,835
      Pennymac Mortgage Investment Trust                                 2,330              41,684
      Post Properties, Inc.(1)                                           4,681             130,694
      Potlatch Corp.                                                     4,171             141,814
      PS Business Parks, Inc.                                            1,889             106,861
      RAIT Financial Trust*                                              5,741               9,473
      Ramco-Gershenson Properties Trust                                  3,084              33,030
      Redwood Trust, Inc.                                                7,529             108,869
      Resource Capital Corp.                                             4,352              27,635
      Retail Opportunity Investments Corp.                               1,030               9,857
      Saul Centers, Inc.                                                   438              18,374
      Sovran Self Storage, Inc.(1)                                       2,627              99,563
      Starwood Property Trust, Inc.(1)                                   3,980              79,083
      Strategic Hotels & Resorts, Inc.*                                 15,060              63,854
      Sun Communities, Inc.(1)                                           1,771              54,370
      Sunstone Hotel Investors, Inc.*(1)                                10,664              96,722
      Tanger Factory Outlet Centers, Inc.(1)                             4,062             191,483
      Terreno Realty Corp.*                                              1,220              22,228
      Two Harbors Investment Corp.                                       4,400              39,688
      U-Store-It Trust(1)                                               10,044              83,867
      UMH Properties, Inc.                                               1,500              16,110
      Universal Health Realty Income Trust                               1,217              41,877
      Urstadt Biddle Properties, Inc. - Class A                          1,635              29,561
      Walter Investment Management Corp.                                 2,730              47,748
      Washington Real Estate Investment Trust(1)                         6,242             198,059
      Winthrop Realty Trust                                              2,680              33,125
                                                                                 -----------------
                                                                                         7,470,266
                                                                                 -----------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
      Avatar Holdings, Inc.*                                               512               9,769
      Consolidated Tomoka Land Co.                                         790              22,523

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Forestar Group, Inc*                                               3,218   $          54,867
      Kennedy-Wilson Holdings, Inc.*(1)                                  3,030              32,118
      Tejon Ranch Co.*                                                   1,338              28,994
      Thomas Properties Group, Inc.*                                     5,900              21,063
                                                                                 -----------------
                                                                                           169,334
                                                                                 -----------------
      THRIFTS & MORTGAGE FINANCE -- 1.5%
      Abington Bancorp, Inc.                                             1,867              19,678
      Astoria Financial Corp.(1)                                         9,120             124,306
      Bank Mutual Corp.                                                  4,081              21,180
      BankFinancial Corp.                                                1,661              15,231
      Beneficial Mutual Bancorp, Inc.*                                   4,480              40,186
      Berkshire Hills Bancorp, Inc.                                      1,401              26,563
      BofI Holding, Inc.*                                                  270               3,205
      Brookline Bancorp, Inc.                                            5,138              51,277
      Clifton Savings Bancorp, Inc.                                      1,240              10,664
      Dime Community Bancshares                                          1,893              26,218
      Doral Financial Corp.*                                               968               1,607
      ESB Financial Corp.                                                  300               4,176
      ESSA Bancorp, Inc.(1)                                              1,770              20,957
      Federal Agricultural Mortgage Corp. - Class C                      1,510              16,338
      First Financial Holdings, Inc.                                       964              10,739
      Flagstar Bancorp, Inc.*                                            5,660              10,301
      Flushing Financial Corp.                                           3,124              36,113
      Fox Chase Bancorp, Inc.*                                             980               9,271
      Home Federal Bancorp, Inc.                                         1,853              22,551
      K-Fed Bancorp                                                        190               1,499
      Kearny Financial Corp.                                             1,319              11,647
      Meridian Interstate Bancorp, Inc.*                                 1,140              12,016
      MGIC Investment Corp.*(1)                                         20,140             185,892
      NASB Financial, Inc.(1)                                            1,080              17,874
      NewAlliance Bancshares, Inc.                                      10,925             137,874
      Northwest Bancshares, Inc.                                        11,718             131,124
      OceanFirst Financial Corp.                                           798               9,792
      Ocwen Financial Corp.*                                             8,426              85,440
      Oritani Financial Corp.                                            5,530              55,189
      Provident Financial Services, Inc.(1)                              5,355              66,188
      Provident New York Bancorp                                         4,154              34,852
      Radian Group, Inc.                                                13,336             104,288
      Rockville Financial, Inc.                                            773               8,882
      Roma Financial Corp.                                               1,730              18,217
      Territorial Bancorp, Inc.                                            960              16,157
      The PMI Group, Inc.*                                              11,320              41,544
      TrustCo Bank Corp.                                                 8,424              46,837
      United Financial Bancorp, Inc.                                     1,820              24,588
      ViewPoint Financial Group                                            841               7,779
      Waterstone Financial, Inc.*                                        3,320              13,247
      Westfield Financial, Inc.                                          4,524              35,287
      WSFS Financial Corp.                                                 508              19,055
                                                                                 -----------------
                                                                                         1,555,829
                                                                                 -----------------
   TOTAL FINANCIALS                                                                     21,258,378
                                                                                 -----------------
   HEALTH CARE -- 12.9%
      BIOTECHNOLOGY -- 3.3%
      Acorda Therapeutics, Inc.*                                         3,793             125,245
      Affymax, Inc.*                                                     1,465               8,717
      Alkermes, Inc.*                                                    9,543             139,805
      Allos Therapeutics, Inc.*                                          6,468              30,529
      Alnylam Pharmaceuticals, Inc.*                                     4,388              53,885
      AMAG Pharmaceuticals, Inc.*                                        2,040              35,108

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Anthera Pharmaceuticals, Inc.*                                     2,510   $          10,517
      Arena Pharmaceuticals, Inc.*(1)                                   12,110              19,013
      Ariad Pharmaceuticals, Inc.*(1)                                    8,780              33,540
      ArQule, Inc.*                                                      5,870              30,231
      Array Biopharma, Inc.*                                             8,163              26,366
      AVEO Pharmaceuticals, Inc.*                                          360               4,010
      AVI BioPharma, Inc.*                                               7,320              13,469
      BioCryst Pharmaceuticals, Inc.*                                    3,080              15,215
      Biosante Pharmaceuticals, Inc.*                                   14,650              24,612
      Biospecifics Technologies Corp.*                                     150               4,038
      Biotime, Inc.*(1)                                                  3,470              16,483
      Celera Corp.*                                                      9,643              64,994
      Celldex Therapeutics, Inc.*(1)                                     3,493              13,972
      Cepheid, Inc.*(1)                                                  6,317             118,191
      Chelsea Therapeutics International, Inc.*                          2,870              14,694
      Clinical Data, Inc.*(1)                                              845              14,255
      Cubist Pharmaceuticals, Inc.*(1)                                   5,862             137,112
      Curis, Inc.*(1)                                                    5,760               7,891
      Cytokinetics, Inc.*                                                3,020               7,973
      Cytori Therapeutics, Inc.*(1)                                      2,527              12,357
      Dyax Corp.*                                                        6,611              15,668
      Dynavax Technologies Corp.*                                       11,860              21,704
      Emergent Biosolutions, Inc.*                                       2,431              41,959
      Enzon Pharmaceuticals, Inc.*(1)                                    5,202              58,522
      Exact Sciences Corp.*(1)                                           4,850              35,114
      Exelixis, Inc.*                                                    9,522              37,326
      Genomic Health, Inc.*                                              2,090              27,922
      Geron Corp.*(1)                                                    9,597              53,071
      Halozyme Therapeutics, Inc.*(1)                                    5,951              45,882
      Idenix Pharmaceuticals, Inc.*                                      2,632               8,159
      Immunogen, Inc.*                                                   6,788              42,561
      Immunomedics, Inc.*                                                6,910              22,250
      Incyte Corp.*(1)                                                   8,727             139,545
      Infinity Pharmaceuticals, Inc.*(1)                                   610               3,361
      Inhibitex, Inc.*                                                   8,100              14,580
      InterMune, Inc.*(1)                                                4,196              57,150
      Ironwood Pharmaceuticals, Inc.*                                    2,250              22,905
      Isis Pharmaceuticals, Inc.*(1)                                     9,002              75,617
      Keryx Biopharmaceuticals, Inc.*                                    5,810              27,946
      Lexicon Pharmaceuticals, Inc.*                                    18,740              29,984
      Ligand Pharmaceuticals, Inc.- Class B*                             9,151              14,459
      MannKind Corp.*(1)                                                 5,287              35,740
      Martek Bioscience Corp.*(1)                                        3,666              82,962
      Maxygen, Inc.*(1)                                                  1,716               9,936
      Medivation, Inc.*                                                  3,231              42,003
      Metabolix, Inc.*(1)                                                2,636              33,161
      Micromet, Inc.*                                                    6,880              46,234
      Momenta Pharmaceuticals, Inc.*                                     3,590              54,029
      Nabi Biopharmaceuticals*                                           4,488              21,542
      Nanosphere, Inc.*                                                  1,299               6,534
      Neuralstem, Inc.*(1)                                               8,150              20,538
      Neurocrine Biosciences, Inc.*(1)                                   4,237              25,676
      NeurogesX, Inc.*(1)                                                  230               1,589
      Novavax, Inc.*                                                     5,063              11,088
      NPS Pharmaceuticals, Inc.*(1)                                      5,612              38,386
      Nymox Pharmaceutical Corp.*                                          350               1,250
      Omeros Corp.*                                                      2,670              19,464
      Onyx Pharmaceuticals, Inc.*                                        6,264             165,244
      Opko Health, Inc.*                                                10,700              23,968
      Orexigen Therapeutics, Inc.*(1)                                    1,905              11,297

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Osiris Therapeutics, Inc.*                                         1,794   $          13,060
      PDL BioPharma, Inc.                                               13,136              69,095
      Pharmacyclics, Inc.*                                               4,040              32,562
      Pharmasset, Inc.*                                                  2,948              86,966
      Progenics Pharmaceuticals, Inc.*                                   1,706               8,615
      Rigel Pharmaceuticals, Inc.*(1)                                    4,261              35,835
      Sangamo Biosciences, Inc.*                                         7,185              24,645
      Savient Pharmaceuticals, Inc.*(1)                                  6,548             149,753
      Sciclone Pharmaceuticals, Inc.*                                    2,980               7,867
      Seattle Genetics, Inc.*(1)                                         7,595             117,950
      SIGA Technologies, Inc.*(1)                                        2,580              21,827
      Spectrum Pharmaceuticals, Inc.*                                    4,450              18,557
      StemCells, Inc.*                                                  14,220              11,803
      Synta Pharmaceuticals Corp.*                                       2,000               7,980
      Targacept, Inc.*(1)                                                2,510              56,073
      Theravance, Inc.*(1)                                               5,946             119,515
      Vanda Pharmaceuticals, Inc.*                                       2,420              16,166
      Vical, Inc.*(1)                                                    6,870              15,320
      ZIOPHARM Oncology, Inc.*(1)                                        6,350              23,813
      Zymogenetics, Inc.*                                                6,535              63,716
                                                                                 -----------------
                                                                                         3,329,666
                                                                                 -----------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
      Abaxis, Inc.*                                                      1,891              43,682
      Abiomed, Inc.*(1)                                                  2,382              25,273
      AccuRay, Inc.*                                                     4,530              28,177
      AGA Medical Holdings, Inc.*(1)                                     1,300              18,148
      Align Technology, Inc.*(1)                                         5,701             111,626
      Alphatec Holdings, Inc.*                                           6,490              13,824
      American Medical Systems Holdings, Inc.*(1)                        7,784             152,411
      Analogic Corp.                                                     1,208              54,215
      AngioDynamics, Inc.*                                               1,899              28,941
      Antares Pharma, Inc.*                                             12,450              18,052
      Arthrocare Corp.*                                                  2,900              78,822
      Atrion Corp.                                                         160              25,202
      Cantel Medical Corp.                                               1,044              16,913
      Cerus Corp.*(1)                                                    7,010              26,918
      Conceptus, Inc.*(1)                                                2,671              36,726
      Conmed Corp.*                                                      2,353              52,731
      Cryolife, Inc.*                                                    1,550               9,408
      Cutera, Inc.*                                                      1,530              12,393
      Cyberonics, Inc.*(1)                                               3,190              85,109
      Cynosure, Inc.- Class A*                                             603               6,157
      Delcath Systems, Inc.*(1)                                          5,940              42,887
      DexCom, Inc.*                                                      5,313              70,238
      DynaVox, Inc. - Class A*                                           1,310              10,637
      Endologix, Inc.*                                                   3,330              15,185
      Exactech, Inc.*                                                      622              10,151
      Greatbatch, Inc.*(1)                                               2,431              56,375
      Haemonetics Corp.*                                                 2,405             140,765
      Hansen Medical, Inc.*                                              1,503               2,149
      HeartWare International, Inc.*(1)                                  1,030              70,823
      ICU Medical, Inc.*                                                 1,357              50,603
      Immucor, Inc.*                                                     7,049             139,782
      Insulet Corp.*                                                     4,611              65,200
      Integra LifeSciences Holdings Corp.*                               2,187              86,299
      Invacare Corp.                                                     3,214              85,203
      IRIS International, Inc.*                                          2,395              22,992
      Kensey Nash Corp.*                                                   558              16,121
      MAKO Surgical Corp.*(1)                                            1,650              15,807
      Masimo Corp.(1)                                                    5,271             143,951

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Medical Action Industries, Inc.*                                   1,124   $          10,172
      MELA Sciences, Inc.*(1)                                            1,820              11,866
      Meridian Bioscience, Inc.                                          3,784              82,794
      Merit Medical Systems, Inc.*                                       3,352              53,263
      Natus Medical, Inc.*                                               2,313              33,700
      Neogen Corp.*                                                      2,413              81,680
      NuVasive, Inc.*(1)                                                 3,660             128,612
      NxStage Medical, Inc.*                                             2,181              41,657
      OraSure Technologies, Inc.*                                        3,287              13,312
      Orthofix International N.V.*                                       1,861              58,473
      Orthovita, Inc.*                                                   6,498              14,750
      Palomar Medical Technologies, Inc.*                                1,403              14,493
      Quidel Corp.*(1)                                                   2,587              28,431
      Rochester Medical Corp.*                                             470               5,128
      RTI Biologics, Inc.*                                               4,000              10,520
      Sirona Dental Systems, Inc.*(1)                                    3,482             125,491
      Solta Medical, Inc.*                                               9,510              19,020
      SonoSite, Inc.*                                                    1,635              54,789
      Spectranetics Corp.*                                               1,838               9,962
      Staar Surgical Co.*(1)                                             4,000              21,640
      Stereotaxis, Inc.*                                                 2,246               9,298
      STERIS Corp.                                                       5,980             198,656
      SurModics, Inc.*                                                   2,360              28,131
      Symmetry Medical, Inc.*                                            3,068              29,575
      Syneron Medical, Ltd.*                                             3,610              35,811
      Synovis Life Technologies, Inc.*                                   1,784              26,671
      TomoTherapy, Inc.*                                                 4,263              15,006
      Unilife Corp.*(1)                                                  5,050              30,451
      Vascular Solutions, Inc.*                                          1,990              22,845
      Volcano Corp.*(1)                                                  5,169             134,291
      West Pharmaceutical Services, Inc.                                 3,330             114,252
      Wright Medical Group, Inc.*(1)                                     3,480              50,147
      Young Innovations, Inc.                                            1,140              32,615
      Zoll Medical Corp.*                                                1,933              62,378
                                                                                 -----------------
                                                                                         3,499,776
                                                                                 -----------------
      HEALTH CARE PROVIDERS & SERVICES -- 3.4%
      Accretive Health, Inc.*                                              910               9,855
      Air Methods Corp.*(1)                                              1,051              43,701
      Alliance HealthCare Services, Inc.*                                3,130              14,335
      Allied Healthcare International, Inc.*                             5,750              14,375
      Almost Family, Inc.*                                                 548              16,237
      Amedisys, Inc.*(1)                                                 2,976              70,829
      America Service Group, Inc.                                          810              12,053
      American Dental Partners, Inc.*                                    2,590              31,235
      AMERIGROUP Corp.*(1)                                               5,258             223,307
      AMN Healthcare Services, Inc.*                                     2,908              14,947
      AmSurg Corp.*                                                      3,380              59,082
      Assisted Living Concepts, Inc. - Class A*(1)                         772              23,500
      Bio-Reference Labs, Inc.*                                          2,118              44,181
      BioScrip, Inc.*                                                    4,040              20,846
      Capital Senior Living Corp.*                                       2,468              13,154
      CardioNet, Inc.*(1)                                                1,800               8,118
      Catalyst Health Solutions, Inc.*                                   3,606             126,967
      Centene Corp.*(1)                                                  5,047             119,059
      Chemed Corp.                                                       2,385             135,873
      Chindex International, Inc.*                                         861              13,010
      Clarient, Inc.*                                                    7,850              26,533
      Continucare Corp.*                                                 1,590               6,678
      Corvel Corp.*                                                        890              37,781

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Cross Country Healthcare, Inc.*                                    2,414   $          17,357
      Emeritus Corp.*(1)                                                 1,696              28,934
      Five Star Quality Care, Inc.*                                      5,300              26,765
      Genoptix, Inc.*                                                    1,475              20,945
      Gentiva Health Services, Inc.*                                     2,747              60,022
      Hanger Orthopedic Group, Inc.*                                     2,263              32,904
      Health Grades, Inc.*                                               1,760              14,414
      HealthSouth Corp.*                                                 8,774             168,461
      Healthspring, Inc.*                                                5,993             154,859
      Healthways, Inc.*                                                  3,190              37,132
      HMS Holdings Corp.*                                                2,609             153,774
      IPC The Hospitalist Co., Inc.*                                     1,980              54,094
      Kindred Healthcare, Inc.*                                          4,569              59,488
      Landauer, Inc.                                                       996              62,379
      LCA - Vision, Inc.*                                                2,740              15,262
      LHC Group, Inc.*(1)                                                1,497              34,715
      Magellan Health Services, Inc.*(1)                                 3,395             160,380
      Medcath Corp.*                                                     1,454              14,642
      Metropolitan Health Networks, Inc.*(1)                             4,330              16,454
      Molina Healthcare, Inc.*                                           1,848              49,878
      MWI Veterinary Supply, Inc.*                                       1,080              62,338
      National HealthCare Corp.(1)                                       1,400              51,898
      National Research Corp.                                              460              11,997
      Owens & Minor, Inc.                                                6,266             178,330
      PDI, Inc.*                                                           130               1,136
      PharMerica Corp.*                                                  3,869              36,872
      PSS World Medical, Inc.*(1)                                        6,312             134,951
      Psychiatric Solutions, Inc.*(1)                                    5,777             193,818
      RehabCare Group, Inc.*                                             2,842              57,465
      Res-Care, Inc.*                                                    2,345              31,118
      Rural/Metro Corp.*(1)                                              2,800              23,828
      Select Medical Holdings Corp.*                                     3,990              30,723
      Skilled Healthcare Group, Inc. - Class A*                          1,569               6,166
      Sun Healthcare Group, Inc.*                                        6,490              54,970
      Sunrise Senior Living, Inc.*(1)                                    4,190              14,372
      Team Health Holdings, Inc.*                                        1,670              21,560
      The Ensign Group, Inc.                                             1,329              23,856
      The Providence Service Corp.*                                      1,450              23,766
      Triple-S Management Corp. - Class B*                               2,581              43,490
      U.S. Physical Therapy, Inc.*                                         812              13,577
      Universal American Corp.                                           3,413              50,342
      WellCare Health Plans, Inc.*                                       4,220             122,211
                                                                                 -----------------
                                                                                         3,457,299
                                                                                 -----------------
      HEALTH CARE TECHNOLOGY -- 0.5%
      Athenahealth, Inc.*                                                3,490             115,240
      Computer Programs & Systems, Inc.                                  1,183              50,360
      MedAssets, Inc.*                                                   4,359              91,714
      Medidata Solutions, Inc.*                                          1,720              33,024
      MedQuist, Inc.*                                                       70                 613
      Merge Healthcare, Inc.*                                            8,560              24,824
      Omnicell, Inc.*                                                    3,448              45,100
      Quality Systems, Inc.(1)                                           2,038             135,140
      Transcend Services, Inc.*                                            340               5,185
      Vital Images, Inc.*                                                1,210              16,008
                                                                                 -----------------
                                                                                           517,208
                                                                                 -----------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      Accelrys, Inc.*                                                    4,399              30,617

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Affymetrix, Inc.*                                                  6,094   $          27,789
      Albany Molecular Research, Inc.*                                   1,747              11,146
      Bruker Corp.*                                                      7,716             108,255
      Caliper Life Sciences, Inc.*(1)                                    5,290              21,107
      Cambrex Corp.*                                                     2,214               9,409
      Dionex Corp.*                                                      1,695             146,516
      Enzo Biochem, Inc.*                                                2,252               8,558
      eResearch Technology, Inc.*                                        5,393              40,340
      Furiex Pharmaceuticals, Inc.*                                        720               8,122
      Kendle International, Inc.*                                        1,856              17,298
      Luminex, Corp.*                                                    4,118              65,888
      Parexel International Corp.*                                       5,679             131,355
      Pure Bioscience*(1)                                                8,040              18,572
      Sequenom, Inc.*(1)                                                 6,598              46,252
                                                                                 -----------------
                                                                                           691,224
                                                                                 -----------------
      PHARMACEUTICALS -- 1.6%
      Acura Pharmaceuticals, Inc.*(1)                                    1,700               4,233
      Akorn, Inc.*(1)                                                    8,210              33,168
      Alexza Pharmaceuticals, Inc.*                                      7,600              24,092
      Ardea Biosciences, Inc.*                                           1,016              23,368
      Auxilium Pharmaceuticals, Inc.*(1)                                 4,041             100,136
      AVANIR Pharmaceuticals, Inc. - Class A*                            6,120              19,523
      Biodel, Inc.*(1)                                                   1,021               5,411
      Biomimetic Therapeutics, Inc.*                                       839               9,565
      BMP Sunstone Corp.*                                                1,953              14,843
      Cadence Pharmaceuticals, Inc.*(1)                                  1,939              16,191
      Caraco Pharmaceutical Laboratories, Ltd.*                          1,004               5,401
      Corcept Therapeutics, Inc.*                                        5,950              23,145
      Cornerstone Therapeutics, Inc.*                                       20                 141
      Cumberland Pharmaceuticals, Inc.*                                  1,200               6,972
      Cypress Bioscience, Inc.*                                          2,574               9,910
      Depomed, Inc.*                                                     4,260              19,085
      Durect Corp.*                                                      5,105              12,967
      Eurand NV*                                                         2,260              22,238
      Hi-Tech Pharmacal Co., Inc.*                                         990              20,037
      Impax Laboratories, Inc.*                                          6,360             125,928
      Inspire Pharmaceuticals, Inc.*                                     6,154              36,616
      Jazz Pharmaceuticals, Inc.*                                        2,400              25,752
      Lannett Co., Inc.*(1)                                              3,990              18,274
      MAP Pharmaceuticals, Inc.*                                         1,184              18,115
      Medicis Pharmaceutical Corp. - Class A(1)                          5,897             174,846
      Nektar Therapeutics*(1)                                           10,022             148,025
      Obagi Medical Products, Inc.*                                      1,300              13,650
      Optimer Pharmaceuticals, Inc.*                                     3,575              32,783
      Pain Therapeutics, Inc.*                                           1,910              11,804
      Par Pharmaceutical Cos., Inc.*                                     3,410              99,163
      Pozen, Inc.*(1)                                                    2,145              15,187
      Questcor Pharmaceuticals, Inc.*                                    6,049              60,006
      Salix Pharmaceuticals, Ltd.*(1)                                    5,647             224,299
      Santarus, Inc.*                                                    3,410              10,264
      Somaxon Pharmaceuticals, Inc.*(1)                                  4,790              18,633
      Sucampo Pharmaceuticals, Inc.- Class A*                              892               3,345
      SuperGen, Inc.*                                                    2,500               5,225
      The Medicines Co.*                                                 4,789              68,004
      ViroPharma, Inc.*                                                  7,624             113,674
      Vivus, Inc.*(1)                                                    7,936              53,092

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      XenoPort, Inc.*                                                    2,664   $          18,941
                                                                                 -----------------
                                                                                         1,666,052
                                                                                 -----------------
   TOTAL HEALTH CARE                                                                    13,161,225
                                                                                 -----------------
   INDUSTRIALS -- 15.2%
      AEROSPACE & DEFENSE -- 1.8%
      AAR Corp.*                                                         3,676              68,594
      Aerovironment, Inc.*                                               1,964              43,699
      American Science & Engineering, Inc.                                 704              51,850
      Applied Signal Technology, Inc.                                    1,136              28,264
      Astronics Corp.*                                                   1,310              22,859
      Ceradyne, Inc.*                                                    2,222              51,884
      Cubic Corp.                                                        1,728              70,502
      Curtiss-Wright Corp.                                               4,696             142,289
      DigitalGlobe, Inc.*                                                2,940              89,376
      Ducommun, Inc.                                                     1,524              33,193
      Esterline Technologies Corp.*                                      3,067             175,524
      GenCorp, Inc.*                                                     6,709              33,008
      GeoEye, Inc.*(1)                                                   2,249              91,040
      Global Defense Technology & Systems, Inc.*                           820              11,234
      HEICO Corp.(1)                                                     2,663             121,539
      Herley Industries, Inc.*                                           1,153              19,025
      Hexcel Corp.*(1)                                                   9,793             174,217
      Kratos Defense & Security Solutions, Inc.*                         2,070              22,046
      Ladish Co., Inc.*                                                  1,300              40,469
      LMI Aerospace, Inc.*                                                 657              10,459
      Moog, Inc. - Class A*                                              4,776             169,596
      Orbital Sciences Corp.*                                            6,421              98,241
      Taser International, Inc.*                                         4,151              16,106
      Teledyne Technologies, Inc.*                                       3,784             150,679
      Triumph Group, Inc.                                                1,800             134,262
                                                                                 -----------------
                                                                                         1,869,955
                                                                                 -----------------
      AIR FREIGHT & LOGISTICS -- 0.4%
      Air Transport Services Group, Inc.*                                6,210              37,819
      Atlas Air Worldwide Holdings, Inc.*                                2,314             116,394
      Dynamex, Inc.*                                                     1,630              24,858
      Forward Air Corp.                                                  2,801              72,826
      Hub Group, Inc. - Class A*                                         3,642             106,565
      Pacer International, Inc.*                                         2,735              16,519
      Park-Ohio Holdings Corp.*                                          1,460              19,418
                                                                                 -----------------
                                                                                           394,399
                                                                                 -----------------
      AIRLINES -- 0.8%
      AirTran Holdings, Inc.*                                           13,362              98,211
      Alaska Air Group, Inc.*                                            3,537             180,493
      Allegiant Travel Co.(1)                                            1,294              54,762
      Hawaiian Holdings, Inc.*                                           5,293              31,705
      JetBlue Airways Corp.*(1)                                         23,994             160,520
      Pinnacle Airlines Corp.*                                           3,780              20,525
      Republic Airways Holdings, Inc.*(1)                                3,301              27,332
      SkyWest, Inc.                                                      4,953              69,144
      US Airways Group, Inc.*                                           15,986             147,871
                                                                                 -----------------
                                                                                           790,563
                                                                                 -----------------
      BUILDING PRODUCTS -- 0.6%
      AAON, Inc.(1)                                                      1,752              41,207
      American Woodmark Corp.(1)                                           645              11,436

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Ameron International Corp.                                         1,017   $          69,115
      Apogee Enterprises, Inc.(1)                                        2,037              18,639
      Builders FirstSource, Inc.*                                        2,760               6,293
      Gibraltar Industries, Inc.*(1)                                     3,940              35,381
      Griffon Corp.*                                                     4,579              55,818
      Insteel Industries, Inc.                                           1,260              11,315
      NCI Building Systems, Inc.*(1)                                     1,852              17,650
      Quanex Building Products Corp.                                     3,903              67,405
      Simpson Manufacturing Co., Inc.                                    3,781              97,474
      Smith (A.O.) Corp.                                                 2,379             137,720
      Trex Co., Inc.*(1)                                                 1,199              22,865
      Universal Forest Products, Inc.(1)                                 2,086              61,015
                                                                                 -----------------
                                                                                           653,333
                                                                                 -----------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.5%
      ABM Industries, Inc.                                               5,879             126,928
      ACCO Brands Corp.*                                                 5,070              29,153
      American Reprographics Co.*                                        4,238              33,268
      APAC Customer Services, Inc.*                                      3,800              21,508
      ATC Technology Corp.*                                              2,139              52,919
      Bowne & Co., Inc.                                                  3,099              35,112
      Casella Waste Systems, Inc. - Class A*                             4,260              17,892
      Cenveo, Inc.*(1)                                                   4,333              21,795
      Clean Harbors, Inc.*                                               2,187             148,169
      Consolidated Graphics, Inc.*                                         832              34,486
      Courier Corp.                                                        824              11,717
      Deluxe Corp.                                                       4,745              90,772
      EnergySolutions, Inc.                                              7,281              36,623
      EnerNOC, Inc.*                                                     1,994              62,632
      Ennis, Inc.                                                        2,099              37,551
      Fuel Tech, Inc.*                                                   1,231               7,718
      G & K Services, Inc. - Class A                                     2,334              53,355
      Healthcare Services Group, Inc.(1)                                 4,490             102,327
      Herman Miller, Inc.                                                5,815             114,439
      HNI Corp.(1)                                                       4,403             126,630
      Innerworkings, Inc.*                                               1,930              12,680
      Interface, Inc. - Class A                                          4,985              70,937
      Kimball International, Inc. - Class B                              2,860              16,674
      Knoll, Inc.                                                        4,272              66,259
      M&F Worldwide Corp.*                                               1,183              28,806
      McGrath RentCorp                                                   2,210              52,930
      Metalico, Inc.*                                                    1,773               6,791
      Mine Safety Appliances Co.(1)                                      3,093              83,820
      Mobile Mini, Inc.*(1)                                              4,788              73,448
      Multi-Color Corp.                                                    681              10,487
      Rollins, Inc.(1)                                                   4,661             108,974
      Schawk, Inc.                                                       1,373              25,346
      Standard Parking Corp.*                                            1,308              22,367
      Steelcase, Inc. -  Class A(1)                                      6,570              54,728
      Sykes Enterprises, Inc.*                                           4,622              62,767
      Team, Inc.*                                                        1,334              22,958
      Tetra Tech, Inc.*(1)                                               6,084             127,581
      The Brink's Co.                                                    4,630             106,490
      The GEO Group, Inc.*                                               5,628             131,414
      The Standard Register Co.(1)                                       1,208               3,527
      Unifirst Corp.                                                     1,648              72,759
      United Stationers, Inc.*                                           2,259             120,879
      US Ecology, Inc.                                                   1,614              25,824
      Viad Corp.                                                         2,035              39,357
                                                                                 -----------------
                                                                                         2,512,797
                                                                                 -----------------

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      CONSTRUCTION & ENGINEERING -- 0.8%
      Argan, Inc.*                                                         160   $           1,496
      Comfort Systems USA, Inc.                                          4,111              44,111
      Dycom Industries, Inc.*                                            3,097              30,939
      EMCOR Group, Inc.*                                                 6,572             161,605
      Furmanite Corp.*                                                   2,481              12,107
      Granite Construction, Inc.(1)                                      3,420              77,771
      Great Lakes Dredge & Dock Corp.                                    6,716              39,020
      Insituform Technologies, Inc. - Class A*                           4,023              97,276
      Layne Christensen Co.*                                             1,640              42,460
      MasTec, Inc.*                                                      4,434              45,759
      Michael Baker Corp.*                                                 614              20,237
      MYR Group, Inc.*                                                   1,850              30,322
      Northwest Pipe Co.*(1)                                             1,041              18,218
      Orion Marine Group, Inc.*                                          2,438              30,256
      Pike Electric Corp.*                                               1,200               8,736
      Primoris Services Corp.(1)                                         3,550              23,217
      Sterling Construction Co., Inc.*                                   1,755              21,727
      Tutor Perini Corp.*                                                2,761              55,468
                                                                                 -----------------
                                                                                           760,725
                                                                                 -----------------
      ELECTRICAL EQUIPMENT -- 1.9%
      A123 Systems, Inc.*(1)                                             7,090              63,597
      Acuity Brands, Inc.                                                4,323             191,250
      Advanced Battery Technologies, Inc.*(1)                            3,329              11,951
      American Superconductor Corp.*(1)                                  4,625             143,838
      AZZ, Inc.                                                            987              42,283
      Baldor Electric Co.(1)                                             4,897             197,839
      Belden, Inc.(1)                                                    4,874             128,576
      Brady Corp. - Class A                                              5,039             146,988
      Broadwind Energy, Inc.*(1)                                        12,360              23,113
      Capstone Turbine Corp.*                                           22,630              17,473
      Encore Wire Corp.(1)                                               2,207              45,266
      Ener1, Inc.*(1)                                                    3,930              14,462
      EnerSys, Inc.*                                                     5,087             127,022
      Franklin Electric Co., Inc.                                        2,596              86,083
      FuelCell Energy, Inc.*                                             4,724               5,811
      Generac Holdings, Inc.*                                            1,380              18,823
      GrafTech International, Ltd.*                                     12,414             194,031
      II-VI, Inc.*                                                       2,677              99,932
      LaBarge, Inc.*                                                       771               9,630
      LSI Industries, Inc.                                               1,623              10,420
      Polypore International, Inc.*(1)                                   2,457              74,103
      Powell Industries, Inc.*                                             739              22,998
      PowerSecure International, Inc.*(1)                                2,736              25,335
      Preformed Line Products Co.                                          194               6,765
      Satcon Technology Corp.*                                           6,840              25,718
      UQM Technologies, Inc.*                                            5,970              15,283
      Vicor Corp.(1)                                                     1,899              27,744
      Woodward Governor Co.(1)                                           6,291             203,954
                                                                                 -----------------
                                                                                         1,980,288
                                                                                 -----------------
      INDUSTRIAL CONGLOMERATES -- 0.2%
      Raven Industries, Inc.                                             1,761              66,724
      Seaboard Corp.                                                        37              65,527
      Standex International Corp.                                        1,128              27,286
      Tredegar Corp.                                                     2,458              46,653
      United Capital Corp.*(1)                                             500              12,165
                                                                                 -----------------
                                                                                           218,355
                                                                                 -----------------

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      MACHINERY -- 3.0%
      3-D Systems Corp.*(1)                                              1,635   $          25,686
      Actuant Corp. - Class A                                            6,670             153,143
      Alamo Group, Inc.                                                    769              17,172
      Albany International Corp. - Class A                               3,150              59,598
      Altra Holdings, Inc.*                                              2,853              42,025
      American Railcar Industries, Inc.*                                   589               9,235
      Ampco-Pittsburgh Corp.                                               586              14,544
      ArvinMeritor, Inc.*(1)                                             9,760             151,670
      Astec Industries, Inc.*(1)                                         1,601              45,676
      Badger Meter, Inc.(1)                                              1,648              66,711
      Barnes Group, Inc.                                                 4,395              77,308
      Blount International, Inc.*                                        5,050              64,286
      Briggs & Stratton Corp.                                            4,758              90,450
      Cascade Corp.                                                      1,113              35,393
      Chart Industries, Inc.*(1)                                         3,249              66,150
      CIRCOR International, Inc.                                         1,988              62,821
      Clarcor, Inc.(1)                                                   5,168             199,640
      Colfax Corp.*                                                      3,065              45,577
      Columbus McKinnon Corp.*                                           1,825              30,277
      Commercial Vehicle Group, Inc.*                                    2,500              25,450
      Dynamic Materials Corp.                                              835              12,617
      Energy Recovery, Inc.*(1)                                          2,459               8,828
      EnPro Industries, Inc.*                                            2,207              69,035
      ESCO Technologies, Inc.                                            2,332              77,562
      Federal Signal Corp.                                               5,229              28,184
      Flow International, Corp.*                                         6,661              17,518
      Force Protection, Inc.*                                            6,194              31,218
      FreightCar America, Inc.                                           1,593              39,188
      Graham Corp.                                                         665              10,321
      Greenbrier Cos., Inc.*                                             1,520              23,697
      Hawk Corp. - Class A*                                                320              13,846
      John Bean Technologies Corp.                                       2,310              37,214
      Kadant, Inc.*                                                      1,464              27,684
      Kaydon Corp.                                                       3,442             119,093
      L.B. Foster Co. - Class A*                                           856              24,773
      Lindsay Corp.                                                      1,138              49,298
      Lydall, Inc.*                                                      2,910              21,418
      Met-Pro Corp.                                                      1,500              15,135
      Middleby Corp.*                                                    1,664             105,481
      Miller Industries, Inc.                                            1,600              21,648
      Mueller Industries, Inc.                                           3,506              92,874
      Mueller Water Products, Inc. - Class A                            14,280              43,126
      NACCO Industries, Inc. - Class A(1)                                  556              48,589
      Nordson Corp.(1)                                                   3,507             258,431
      Omega Flex, Inc.(1)                                                  150               2,142
      PMFG, Inc.*(1)                                                     1,717              29,275
      RBC Bearings, Inc.*                                                2,457              83,489
      Robbins & Myers, Inc.                                              3,103              83,098
      Sauer-Danfoss, Inc.*                                                 954              20,311
      Sun Hydraulics Corp.                                               1,265              35,660
      Tecumseh Products Co. - Class A*                                   1,562              17,916
      Tennant Co.                                                        1,891              58,432
      The Gorman-Rupp Co.(1)                                             1,200              33,072
      Thermadyne Holdings Corp.*                                           370               5,228
      Titan International, Inc.(1)                                       2,845              38,607
      TriMas Corp.*(1)                                                     900              13,365
      Twin Disc, Inc.                                                      833              11,620
      Wabash National Corp.*                                             6,090              49,268

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Watts Water Technologies, Inc. - Class A(1)                        2,884   $          98,200
      Xerium Technologies, Inc.*                                         1,600              21,088
                                                                                 -----------------
                                                                                         3,080,361
                                                                                 -----------------
      MARINE -- 0.2%
      American Commercial Lines, Inc.*                                     654              18,233
      Baltic Trading, Ltd.                                               2,070              22,791
      Eagle Bulk Shipping, Inc.*                                         5,728              29,900
      Excel Maritime Carriers, Ltd.*(1)                                  4,260              23,941
      Genco Shipping & Trading, Ltd.*                                    2,319              36,965
      Horizon Lines, Inc. - Class A(1)                                   2,278               9,568
      International Shipholding Corp.                                      375              10,590
      Ultrapetrol Bahamas, Ltd.*(1)                                      1,180               7,576
                                                                                 -----------------
                                                                                           159,564
                                                                                 -----------------
      PROFESSIONAL SERVICES -- 1.1%
      Acacia Research - Acacia Technologies*                             2,990              52,624
      Administaff, Inc.                                                  2,001              53,887
      Barrett Business Services, Inc.                                      910              13,823
      CBIZ, Inc.*                                                        5,847              34,673
      CDI Corp.                                                          1,113              14,380
      CoStar Group, Inc.*(1)                                             2,269             110,523
      CRA International, Inc.*                                             707              12,761
      Dolan Media Co.*                                                   4,139              47,060
      Exponent, Inc.*                                                    1,287              43,230
      Franklin Covey Co.*                                                  350               2,782
      GP Strategies Corp.*                                               1,400              12,726
      Heidrick & Struggles International, Inc.                           1,660              32,337
      Hill International, Inc.*                                          1,739               7,791
      Hudson Highland Group, Inc.*                                       4,380              15,067
      Huron Consulting Group, Inc.*                                      2,032              44,684
      ICF International, Inc.*                                           1,747              43,797
      Kelly Services, Inc. - Class A*                                    2,127              24,950
      Kforce, Inc.*                                                      2,473              33,930
      Korn/Ferry International*                                          4,864              80,450
      Mistras Group, Inc.*                                                 530               6,137
      Navigant Consulting, Inc.*                                         5,292              61,546
      On Assignment, Inc.*                                               2,935              15,409
      Resources Connection, Inc.                                         5,355              73,685
      School Specialty, Inc.*                                            1,926              25,057
      SFN Group, Inc.*                                                   4,854              29,172
      The Advisory Board Co.*                                            1,398              61,722
      The Corporate Executive Board Co.                                  3,200             100,992
      Trueblue, Inc.*                                                    5,221              71,267
      Volt Information Sciences, Inc.*                                   1,163               8,374
      VSE Corp.                                                            296              10,440
                                                                                 -----------------
                                                                                         1,145,276
                                                                                 -----------------
      ROAD & RAIL -- 1.0%
      Amerco, Inc.*                                                        792              62,948
      Arkansas Best Corp.(1)                                             2,276              55,147
      Avis Budget Group, Inc.*(1)                                        9,860             114,869
      Celadon Group, Inc.*                                               1,888              26,073
      Dollar Thrifty Automotive Group, Inc.*(1)                          2,850             142,899
      Genesee & Wyoming, Inc. - Class A*                                 3,637             157,809
      Heartland Express, Inc.                                            6,188              92,016
      Knight Transportation, Inc.(1)                                     4,847              93,693
      Marten Transport, Ltd.                                             1,499              34,747

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Old Dominion Freight Line, Inc.*                                   4,330   $         110,069
      Patriot Transportation Holding, Inc.*                                310              21,740
      RailAmerica, Inc.*                                                 3,170              30,527
      Roadrunner Transportation Systems, Inc.*                           1,120              12,141
      Saia, Inc.*                                                        1,519              22,679
      Universal Truckload Services, Inc.*                                  380               5,951
      USATruck, Inc.*                                                      710              10,636
      Werner Enterprises, Inc.(1)                                        3,311              67,842
                                                                                 -----------------
                                                                                         1,061,786
                                                                                 -----------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.9%
      Aceto Corp.                                                        1,963              13,329
      Aircastle, Ltd.                                                    6,555              55,586
      Applied Industrial Technologies, Inc.                              4,050             123,930
      Beacon Roofing Supply, Inc.*                                       4,064              59,212
      BlueLinx Holdings, Inc.*                                           3,250              12,967
      CAI International, Inc.*                                             990              15,018
      DXP Enterprises, Inc.*                                               640              12,147
      H&E Equipment Services, Inc.*(1)                                   2,905              23,153
      Houston Wire & Cable Co.(1)                                        1,199              12,026
      Interline Brands, Inc.*                                            4,118              74,289
      Kaman Corp.                                                        2,412              63,219
      Lawson Products, Inc.                                                430               6,566
      RSC Holdings, Inc.*                                                4,584              34,197
      Rush Enterprises, Inc. - Class A*                                  2,950              45,253
      TAL International Group, Inc.                                      1,889              45,752
      Textainer Group Holdings, Ltd.(1)                                    854              22,836
      Titan Machinery, Inc.*                                               780              12,714
      United Rentals, Inc.*                                              5,450              80,878
      Watsco, Inc.(1)                                                    2,893             161,082
                                                                                 -----------------
                                                                                           874,154
                                                                                 -----------------
TOTAL INDUSTRIALS                                                                       15,501,556
                                                                                 -----------------
   INFORMATION TECHNOLOGY -- 18.8%
      COMMUNICATIONS EQUIPMENT -- 3.1%
      Acme Packet, Inc.*                                                 4,453             168,947
      ADC Telecommunications, Inc.*                                      9,750             123,532
      Adtran, Inc.                                                       6,311             222,778
      Anaren, Inc.*                                                      1,241              20,836
      Arris Group, Inc.*                                                13,631             133,175
      Aruba Networks, Inc.*(1)                                           7,635             162,931
      Aviat Networks, Inc.*                                              5,548              22,691
      Bel Fuse, Inc. - Class B                                           1,167              24,297
      Bigband Networks, Inc.*                                            4,177              11,863
      Black Box Corp.                                                    1,848              59,247
      Blue Coat Systems, Inc.*                                           4,584             110,291
      Comtech Telecommunications Corp.*                                  3,169              86,672
      DG FastChannel, Inc.*(1)                                           2,417              52,570
      Digi International, Inc.*                                          1,982              18,809
      EMS Technologies, Inc.*                                            1,173              21,853
      Emulex Corp.*                                                      9,270              96,779
      Extreme Networks, Inc.*                                            8,316              25,863
      Finisar Corp.*(1)                                                  7,860             147,689
      Globecomm Systems, Inc.*                                           1,996              16,707
      Harmonic, Inc.*                                                    8,442              58,081
      Hughes Communications, Inc.*                                         654              17,822
      Infinera Corp.*(1)                                                 8,476              98,915
      InterDigital, Inc.*(1)                                             4,408             130,521

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Ixia*                                                              4,065   $          50,406
      KVH Industries, Inc.*                                              1,690              25,367
      Loral Space & Communications, Inc.*(1)                               891              46,510
      Netgear, Inc.*                                                     3,157              85,271
      Network Engines, Inc.*                                             1,040               1,518
      Network Equipment Technologies, Inc.*                              2,240               7,728
      Occam Networks, Inc.*                                              2,880              22,550
      Oclaro, Inc.*                                                      5,220              83,572
      Oplink Communications, Inc.*                                       1,701              33,748
      Opnext, Inc.*                                                      3,388               5,319
      PC-Tel, Inc.*                                                      1,868              11,470
      Plantronics, Inc.(1)                                               4,666             157,617
      Powerwave Technologies, Inc.*                                     15,630              28,447
      Riverbed Technology, Inc.*                                         6,294             286,881
      Seachange International, Inc.*                                     2,330              17,265
      ShoreTel, Inc.*                                                    3,330              16,517
      Sonus Networks, Inc.*                                             21,970              77,554
      Sycamore Networks, Inc.(1)                                         2,335              75,677
      Symmetricom, Inc.*                                                 3,128              17,892
      Tekelec*                                                           7,273              94,258
      UTStarcom, Inc.*                                                   8,730              18,944
      Viasat, Inc.*                                                      3,372             138,623
                                                                                 -----------------
                                                                                         3,136,003
                                                                                 -----------------
      COMPUTERS & PERIPHERALS -- 0.9%
      Avid Technology, Inc.*                                             2,737              35,882
      Compellent Technologies, Inc.*(1)                                  1,964              35,705
      Cray, Inc.*                                                        2,760              18,216
      Electronics for Imaging, Inc.*                                     5,358              64,939
      Hutchinson Technology, Inc.*                                         370               1,284
      Hypercom Corp.*(1)                                                 5,040              32,760
      Imation Corp.*(1)                                                  2,568              23,959
      Immersion Corp.*                                                   1,927              11,389
      Intermec, Inc.*                                                    4,242              52,007
      Intevac, Inc.*                                                     2,466              24,685
      Isilon Systems, Inc.*                                              2,670              59,488
      Netezza Corp.*                                                     5,478             147,632
      Novatel Wireless, Inc.*                                            2,481              19,550
      Prestek, Inc.*                                                     6,100              13,359
      Quantum Corp.*                                                    26,540              56,265
      Rimage Corp.*                                                      1,914              31,466
      Silicon Graphics International Corp.*                              2,180              16,917
      STEC, Inc.*(1)                                                     4,156              51,742
      Stratasys, Inc.*(1)                                                2,470              68,468
      Super Micro Computer, Inc.*                                        3,418              35,513
      Synaptics, Inc.*(1)                                                3,563             100,263
      Xyratex Ltd.*                                                      3,140              46,598
                                                                                 -----------------
                                                                                           948,087
                                                                                 -----------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.5%
      Agilysys, Inc.*                                                    1,880              12,220
      Anixter International, Inc.*                                       2,785             150,362
      Benchmark Electronics, Inc.*                                       6,290             103,156
      Brightpoint, Inc.*                                                 7,005              48,965
      Checkpoint Systems, Inc.*                                          3,983              81,054
      Cogent, Inc.*                                                      6,627              70,511
      Cognex Corp.                                                       3,770             101,111
      Coherent, Inc.*(1)                                                 2,674             106,987
      Comverge, Inc.*(1)                                                 4,058              31,896
      CPI International, Inc.*                                             331               4,634

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      CTS Corp.                                                          2,508   $          24,127
      Daktronics, Inc.                                                   2,528              24,825
      DDi Corp.                                                          2,050              18,942
      DTS, Inc.*(1)                                                      1,517              57,904
      Echelon Corp.*                                                     2,929              25,043
      Electro Rent Corp.                                                 1,504              19,973
      Electro Scientific Industries, Inc.*(1)                            3,603              40,029
      Faro Technologies, Inc.*                                           1,633              35,616
      Gerber Scientific, Inc.*                                           3,960              24,433
      ICx Technologies, Inc.*                                            1,506              11,370
      Insight Enterprises, Inc.*                                         4,280              66,939
      IPG Photonics Corp.*(1)                                            2,993              72,251
      Keithley Instruments, Inc.                                         2,060              44,311
      L-1 Identity Solutions, Inc.*(1)                                   7,977              93,570
      Littelfuse, Inc.*(1)                                               2,165              94,611
      Maxwell Technologies, Inc.*                                        2,468              36,057
      Measurement Specialties, Inc.*                                     1,461              26,999
      Mercury Computer Systems, Inc.*                                    2,015              24,240
      Methode Electronics, Inc.                                          3,057              27,758
      Microvision, Inc.*(1)                                              7,100              15,549
      MTS Systems Corp.(1)                                               1,470              45,570
      Multi-Fineline Electronix, Inc.*                                     683              15,019
      Newport Corp.*                                                     3,122              35,403
      OSI Systems, Inc.*                                                 1,319              47,906
      Park Electrochemical Corp.                                         1,882              49,572
      PC Connection, Inc.*                                               1,259               8,599
      Plexus Corp.*                                                      4,348             127,614
      Power-One, Inc.*(1)                                                5,430              49,359
      Radisys Corp.*                                                     2,192              20,649
      Richardson Electronics, Ltd.                                       2,130              22,365
      Rofin-Sinar Technologies, Inc.*                                    3,403              86,368
      Rogers Corp.*                                                      1,372              43,191
      Sanmina-SCI Corp.*(1)                                              8,320             100,506
      ScanSource, Inc.*                                                  2,991              82,970
      SMART Modular Technologies (WWH), Inc.*(1)                         6,760              40,763
      Spectrum Control, Inc.*                                            1,280              18,842
      Synnex Corp.*(1)                                                   2,482              69,844
      Technitrol, Inc.                                                   3,242              14,297
      TTM Technologies, Inc.*(1)                                         9,229              90,352
      Universal Display Corp.*(1)                                        2,587              60,795
      Viasystems Group, Inc.*(1)                                            20                 304
      X-Rite, Inc.*                                                      5,060              19,177
      Zygo Corp.*                                                        1,820              17,836
                                                                                 -----------------
                                                                                         2,562,744
                                                                                 -----------------
      INTERNET SOFTWARE & SERVICES -- 2.2%
      Ancestry.com, Inc.*                                                1,750              39,830
      Archipelago Learning, Inc.*(1)                                       980              11,731
      Art Technology Group, Inc.*                                       14,540              60,050
      comScore, Inc.*                                                    1,735              40,807
      Constant Contact, Inc.*(1)                                         2,963              63,497
      DealerTrack Holdings, Inc.*(1)                                     3,858              65,895
      Dice Holdings, Inc.*                                                 990               8,395
      Digital River, Inc.*                                               3,701             125,982
      DivX, Inc.*(1)                                                     2,152              20,509
      Earthlink, Inc.                                                   12,013             109,198
      GSI Commerce, Inc.*                                                6,274             154,968
      InfoSpace, Inc.*                                                   5,164              44,720
      Internap Network Services Corp.*                                   3,975              19,517
      Internet Brands, Inc. - Class A*                                   2,910              38,645
      Internet Capital Group, Inc.*                                      2,984              32,913

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      j2 Global Communications, Inc.*(1)                                 4,105   $          97,658
      Keynote Systems, Inc.                                              1,429              16,605
      KIT Digital, Inc.*(1)                                              2,390              28,656
      Limelight Networks, Inc.*                                          2,732              16,064
      Liquidity Services, Inc.*                                            800              12,808
      LivePerson, Inc.*                                                  4,650              39,060
      Local.com Corp.*(1)                                                3,140              13,879
      LogMeIn, Inc.*(1)                                                  1,670              60,087
      LoopNet, Inc.*                                                     1,892              22,401
      Marchex, Inc. - Class B                                            2,015              10,982
      ModusLink Global Solutions, Inc.*                                  4,849              30,791
      Move, Inc.*                                                       19,590              43,686
      NIC, Inc.                                                          7,143              59,215
      OpenTable, Inc.*                                                   1,630             110,970
      Openwave Systems, Inc.*                                            9,230              15,691
      Perficient, Inc.*                                                  2,916              26,652
      QuinStreet, Inc.*(1)                                                 890              13,377
      Rackspace Hosting, Inc.*(1)                                        9,697             251,928
      RealNetworks, Inc.*                                                5,557              18,116
      Saba Software, Inc.*                                               4,330              23,555
      SAVVIS, Inc.*                                                      4,222              89,000
      Stamps.com, Inc.*                                                    810              10,530
      support.com, Inc.*                                                 6,691              30,645
      TechTarget, Inc.*                                                  1,335               7,009
      Terremark Worldwide, Inc.*(1)                                      5,136              53,106
      The Knot, Inc.*                                                    4,354              39,752
      Travelzoo, Inc.*                                                   1,100              28,336
      United Online, Inc.                                               10,143              58,018
      ValueClick, Inc.*(1)                                               7,409              96,910
      Vocus, Inc.*                                                       1,274              23,543
      Zix Corp.*                                                         4,540              12,894
                                                                                 -----------------
                                                                                         2,198,581
                                                                                 -----------------
      IT SERVICES -- 1.9%
      Acxiom Corp.*                                                      6,421             101,837
      CACI International, Inc. - Class A*                                3,083             139,537
      Cass Information Systems, Inc.                                       905              31,051
      CIBER, Inc.*                                                       5,232              15,748
      Computer Task Group, Inc.*                                         1,060               8,098
      CSG Systems International, Inc.*(1)                                3,190              58,154
      Diamond Management & Technology Consultants, Inc.(1)               1,750              21,875
      Echo Global Logistics, Inc.*                                       1,180              15,069
      Euronet Worldwide, Inc.*                                           4,746              85,380
      ExlService Holdings, Inc.*                                         1,755              34,135
      Forrester Research, Inc.*                                          1,405              46,477
      Global Cash Access Holdings, Inc.*                                 6,251              25,504
      Heartland Payment Systems, Inc.                                    3,569              54,320
      iGate Corp.                                                        2,038              36,969
      Integral Systems, Inc.*                                            2,349              17,336
      Lionbridge Technologies, Inc.*                                     6,910              29,713
      Mantech International Corp. - Class A*                             2,331              92,308
      MAXIMUS, Inc.                                                      1,682             103,578
      MoneyGram International, Inc.*(1)                                  5,900              14,396
      NCI, Inc. - Class A*                                                 722              13,660
      Online Resources Corp.*                                            2,332              10,354
      RightNow Technologies, Inc.*(1)                                    1,771              34,889
      Sapient Corp.                                                     10,860             129,994
      SRA International, Inc. - Class A*                                 4,770              94,064

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Syntel, Inc.                                                       1,145   $          50,952
      Teletech Holdings, Inc.*                                           2,518              37,367
      The Hackett Group, Inc.*                                           3,913              16,161
      Tier Technologies, Inc. - Class B*                                   600               3,324
      TNS, Inc.*                                                         2,776              47,053
      Unisys Corp.*                                                      4,101             114,418
      VeriFone Holdings, Inc.*                                           8,460             262,852
      Virtusa Corp.*                                                     1,109              10,746
      Wright Express Corp.*                                              3,946             140,912
                                                                                 -----------------
                                                                                         1,898,231
                                                                                 -----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.7%
      Actel Corp.*                                                       2,023              32,267
      Advanced Analogic Technologies, Inc.*                              3,703              12,998
      Advanced Energy Industries, Inc.*                                  3,732              48,740
      Amkor Technology, Inc.*                                            9,184              60,339
      ANADIGICS, Inc.*                                                   5,660              34,469
      Applied Micro Circuits Corp.*(1)                                   6,434              64,340
      ATMI, Inc.*                                                        2,642              39,260
      Axcelis Technologies, Inc.*                                       14,120              27,252
      AXT, Inc.*                                                         4,720              31,246
      Brooks Automation, Inc.*                                           6,204              41,629
      Cabot Microelectronics Corp.*(1)                                   2,151              69,219
      Cavium Networks, Inc.*(1)                                          4,554             130,973
      Ceva, Inc.*(1)                                                     2,182              31,203
      Cirrus Logic, Inc.*(1)                                             6,260             111,678
      Cohu, Inc.                                                         2,173              27,358
      Conexant Systems, Inc.*                                           10,450              17,138
      Cymer, Inc.*                                                       2,826             104,788
      Diodes, Inc.*                                                      3,105              53,064
      DSP Group, Inc.*                                                   1,625              11,375
      Energy Conversion Devices, Inc.*(1)                                6,425              32,254
      Entegris, Inc.*                                                   11,680              54,546
      Entropic Communications, Inc.*                                     5,310              50,976
      Evergreen Solar, Inc.*(1)                                         12,477               9,158
      Exar Corp.*                                                        1,840              11,022
      FEI Co.*                                                           4,452              87,126
      FormFactor, Inc.*                                                  3,941              33,893
      FSI International, Inc.*                                           5,410              14,391
      GSI Technology, Inc.*                                              3,010              17,247
      GT Solar International, Inc.*(1)                                   6,374              53,350
      Hittite Microwave Corp.*                                           2,798             133,325
      Integrated Device Technology, Inc.*                               16,900              98,865
      Integrated Silicon Solution, Inc.*                                 2,780              23,936
      IXYS Corp.*                                                        1,612              15,395
      Kopin Corp.*(1)                                                    6,918              24,559
      Kulicke & Soffa Industries, Inc.*                                  5,810              35,964
      Lattice Semiconductor Corp.*                                       9,850              46,788
      LTX-Credence Corp.*(1)                                            15,280              31,935
      Mattson Technology, Inc.*                                          5,800              15,950
      MaxLinear, Inc. - Class A*(1)                                      1,510              16,942
      Micrel, Inc.(1)                                                    5,756              56,754
      Microsemi Corp.*                                                   7,782             133,461
      Microtune, Inc.*                                                   4,887              14,172
      Mindspeed Technologies, Inc.*                                      3,340              25,952
      MIPS Technologies, Inc.*                                           3,580              34,833
      MKS Instruments, Inc.*                                             4,819              86,646
      Monolithic Power Systems, Inc.*                                    3,767              61,515
      MoSys, Inc.*                                                       4,490              21,911
      Nanometrics, Inc.*                                                 2,170              32,659

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Netlogic Microsystems, Inc.*(1)                                    6,614   $         182,414
      NVE Corp.*                                                           299              12,866
      Omnivision Technologies, Inc.*(1)                                  5,021             115,684
      PDF Solutions, Inc.*                                               4,330              16,021
      Pericom Semiconductor Corp.*                                       1,293              11,236
      Photronics, Inc.*                                                  3,960              20,948
      PLX Technology, Inc.*(1)                                           2,083               7,540
      Power Integrations, Inc.(1)                                        2,394              76,105
      RF Micro Devices, Inc.*(1)                                        26,380             161,973
      Rubicon Technology, Inc.*(1)                                       1,842              41,795
      Rudolph Technologies, Inc.*(1)                                     3,127              25,985
      Semtech Corp.*                                                     6,150             124,168
      Sigma Designs, Inc.*                                               2,935              33,723
      Silicon Image, Inc.*                                               5,675              27,127
      Spansion, Inc. - Class A*                                          1,580              23,653
      Standard Microsystems Corp.*(1)                                    2,584              58,941
      Supertex, Inc.*                                                    1,485              32,848
      Tessera Techonologies, Inc.*                                       5,636             104,266
      Trident Microsystems, Inc.*                                       13,440              22,982
      TriQuint Semiconductor, Inc.*                                     14,575             139,920
      Ultra Clean Holdings*                                              2,600              22,412
      Ultratech, Inc.*                                                   1,831              31,310
      Veeco Instruments, Inc.*(1)                                        3,960             138,085
      Volterra Semiconductor Corp.*(1)                                   2,472              53,197
      Zoran Corp.*                                                       5,904              45,107
                                                                                 -----------------
                                                                                         3,755,167
                                                                                 -----------------
      SOFTWARE -- 4.5%
      ACI Worldwide, Inc.*                                               3,004              67,260
      Actuate Corp.*                                                     4,933              25,405
      Advent Software, Inc.*(1)                                          1,387              72,388
      American Software, Inc. - Class A                                    954               5,629
      ArcSight, Inc.*                                                    2,470             107,593
      Ariba, Inc.*                                                       8,539             161,387
      Aspen Technology, Inc.*                                            6,890              71,449
      Blackbaud, Inc.                                                    4,322             103,901
      Blackboard, Inc.*(1)                                               3,480             125,419
      Bottomline Technologies, Inc.*                                     3,047              46,802
      CDC Corp. - Class A                                                3,320              14,044
      CommVault Systems, Inc.*                                           4,481             116,640
      Concur Technologies, Inc.*                                         3,853             190,492
      Deltek, Inc.*                                                      1,655              13,257
      DemandTec, Inc.*                                                   1,475              13,880
      Digimarc Corp.*                                                    1,200              28,152
      Ebix, Inc.*(1)                                                     2,808              65,848
      Epicor Software Corp.*                                             5,488              47,746
      EPIQ Systems, Inc.                                                 2,601              31,888
      Fair Isaac Corp.(1)                                                4,064             100,218
      FalconStor Software, Inc.*                                         2,261               6,919
      Fortinet, Inc.*                                                    4,470             111,750
      Guidance Software, Inc.*                                             680               3,971
      Interactive Intelligence, Inc.*                                      763              13,429
      Jack Henry & Associates, Inc.                                      8,489             216,469
      JDA Software Group, Inc.*                                          3,950             100,172
      Kenexa Corp.*                                                      2,788              48,846
      Lawson Software, Inc.*                                            13,467             114,065
      Magma Design Automation, Inc.*                                     7,670              28,379
      Manhattan Associates, Inc.*                                        2,195              64,423
      Mentor Graphics Corp.*                                             9,828             103,882
      MicroStrategy, Inc. - Class A*                                       809              70,067
      Monotype Imaging Holdings, Inc.*                                   2,658              24,321
      Netscout Systems, Inc.*                                            3,621              74,267
      NetSuite, Inc.*                                                    1,613              38,018

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Opnet Technologies, Inc.                                           1,159   $          21,036
      Parametric Technology Corp.*                                      11,597             226,605
      Pegasystems, Inc.(1)                                               1,969              61,137
      Progress Software Corp.*                                           4,243             140,443
      PROS Holdings, Inc.*                                                 976               9,057
      QAD, Inc.*                                                         1,518               6,315
      Quest Software, Inc.*                                              6,035             148,401
      Radiant Systems, Inc.*                                             2,291              39,176
      Renaissance Learning, Inc.                                         1,980              20,176
      Rosetta Stone, Inc.*                                               1,140              24,214
      S1 Corp.*                                                          6,327              32,964
      Smith Micro Software, Inc.*                                        2,429              24,144
      SolarWinds, Inc.*                                                  3,430              59,202
      Sonic Solutions, Inc.*(1)                                          2,780              31,636
      Sourcefire, Inc.*                                                  3,038              87,616
      SRS Labs, Inc.*                                                    1,590              14,851
      SS&C Technologies Holdings, Inc.*                                  1,300              20,540
      SuccessFactors, Inc.*                                              6,478             162,663
      Synchronoss Technologies, Inc.*                                    1,579              28,122
      Take-Two Interactive Software, Inc.*(1)                            6,251              63,385
      Taleo Corp. - Class A*(1)                                          3,751             108,741
      TeleCommunication Systems, Inc. - Class A*                         7,572              29,607
      TeleNav, Inc.*                                                     2,670              14,124
      The Ultimate Software Group, Inc.*(1)                              2,617             101,121
      THQ, Inc.*                                                         9,363              37,639
      TIBCO Software, Inc.*                                             16,034             284,443
      TiVo, Inc.*(1)                                                    10,870              98,482
      Tyler Technologies, Inc.*(1)                                       2,649              53,404
      Unica Corp.*                                                       1,710              35,876
      Vasco Data Security International, Inc.*                           2,265              14,723
      VirnetX Holding Corp.(1)                                           3,480              51,086
      Wave Systems Corp. - Class A*                                      7,900              17,696
      Websense, Inc.*                                                    4,621              81,977
                                                                                 -----------------
                                                                                         4,578,978
                                                                                 -----------------
   TOTAL INFORMATION TECHNOLOGY                                                         19,077,791
                                                                                 -----------------
   MATERIALS -- 5.3%
      CHEMICALS -- 2.5%
      A. Schulman, Inc.                                                  2,798              56,380
      American Vanguard Corp.                                            3,124              19,306
      Arch Chemicals, Inc.                                               2,338              82,040
      Balchem Corp.                                                      2,501              77,165
      Calgon Carbon Corp.*                                               5,471              79,330
      Ferro Corp.*                                                       8,432             108,688
      Georgia Gulf Corp.*                                                3,170              51,798
      H.B. Fuller Co.                                                    5,179             102,907
      Hawkins, Inc.                                                      1,010              35,774
      Innophos Holdings, Inc.                                            2,335              77,289
      Koppers Holdings, Inc.                                             1,974              53,041
      Kraton Performance Polymers, Inc.*                                   920              24,978
      Landec Corp.*                                                      1,667              10,352
      LSB Industries, Inc.*                                              1,631              30,288
      Minerals Technologies, Inc.                                        2,025             119,313
      NewMarket Corp.(1)                                                 1,016             115,499
      NL Industries, Inc.(1)                                               842               7,645
      Olin Corp.                                                         8,185             165,010

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      OM Group, Inc.*                                                    3,456   $         104,095
      Omnova Solutions, Inc.*                                            5,470              39,329
      PolyOne Corp.*                                                     9,259             111,941
      Quaker Chemical Corp.                                                922              30,020
      Rockwood Holdings, Inc.*                                           5,302             166,854
      Senomyx, Inc.*(1)                                                  5,660              22,527
      Sensient Technologies Corp.                                        4,742             144,584
      Solutia, Inc.*                                                    11,995             192,160
      Spartech Corp.*(1)                                                 2,218              18,210
      Stepan Co.(1)                                                        689              40,727
      STR Holdings, Inc.*(1)                                             2,730              58,804
      TPC Group, Inc.*                                                     370               8,813
      W.R. Grace & Co.*(1)                                               7,405             206,896
      Westlake Chemical Corp.(1)                                         1,938              58,004
      Zep, Inc.                                                          1,824              31,811
      Zoltek Cos., Inc.*(1)                                              2,697              26,215
                                                                                 -----------------
                                                                                         2,477,793
                                                                                 -----------------
      CONSTRUCTION MATERIALS -- 0.1%
      Headwaters, Inc.*                                                  6,785              24,426
      Texas Industries, Inc.(1)                                          2,440              76,909
      United States Lime & Minerals, Inc.*                                 196               7,577
                                                                                 -----------------
                                                                                           108,912
                                                                                 -----------------
      CONTAINERS & PACKAGING -- 0.5%
      AEP Industries, Inc.*                                                297               7,015
      Boise, Inc.*                                                       7,080              45,949
      Graham Packaging Co., Inc.*                                        1,500              17,730
      Graphic Packaging Holding Co.*                                    10,930              36,506
      Myers Industries, Inc.                                             4,752              40,820
      Rock-Tenn Co. - Class A                                            3,652             181,906
      Silgan Holdings, Inc.                                              5,100             161,670
                                                                                 -----------------
                                                                                           491,596
                                                                                 -----------------
      METALS & MINING -- 1.7%
      A.M. Castle & Co.*                                                 1,840              24,380
      Allied Nevada Gold Corp.*                                          7,373             195,384
      AMCOL International Corp.(1)                                       2,180              57,094
      Brush Engineered Materials, Inc.*                                  1,932              54,946
      Capital Gold Corp.*                                                5,730              27,676
      Century Aluminum Co.*(1)                                           7,080              93,244
      Coeur d'Alene Mines Corp. - Class A*(1)                            8,940             178,085
      General Moly, Inc.*                                                6,200              22,692
      Globe Specialty Metals, Inc.*                                      5,940              83,398
      Golden Star Resources, Ltd.*(1)                                   26,490             130,861
      Haynes International, Inc.                                         1,494              52,170
      Hecla Mining Co.*                                                 25,528             161,337
      Horsehead Holding Corp.*                                           4,258              42,026
      Jaguar Mining, Inc.*                                               8,090              52,585
      Kaiser Aluminum Corp.(1)                                           1,411              60,377
      Metals USA Holdings Corp.*                                         1,470              19,081
      Noranda Aluminium Holding Corp.*                                     630               5,179
      Olympic Steel, Inc.                                                  625              14,369
      RTI International Metals, Inc.*                                    2,682              82,123
      Stillwater Mining Co.*(1)                                          4,334              72,984
      Thompson Creek Metals Co., Inc.*                                  14,310             154,262
      Universal Stainless & Alloy*                                         756              18,567
      US Energy Corp.*                                                   4,700              21,338
      US Gold Corp.*(1)                                                  8,550              42,493
      Worthington Industries, Inc.(1)                                    5,309              79,794
                                                                                 -----------------
                                                                                         1,746,445
                                                                                 -----------------

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      PAPER & FOREST PRODUCTS -- 0.5%
      Buckeye Technologies, Inc.                                         3,068   $          45,130
      Clearwater Paper Corp.*(1)                                         1,117              84,981
      Deltic Timber Corp.                                                  865              38,752
      Glatfelter                                                         5,473              66,552
      KapStone Paper and Packaging Corp.*                                3,990              48,439
      Louisiana-Pacific Corp.*(1)                                       12,746              96,487
      Neenah Paper, Inc.                                                 1,231              18,711
      Schweitzer-Mauduit International, Inc.                             1,744             101,693
      Wausau Paper Corp.*                                                4,001              33,168
                                                                                 -----------------
                                                                                           533,913
                                                                                 -----------------
   TOTAL MATERIALS                                                                       5,358,659
                                                                                 -----------------
   TELECOMMUNICATION SERVICES -- 1.0%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
      AboveNet, Inc.*                                                    2,300             119,807
      Alaska Communications Systems Group, Inc.(1)                       4,464              45,310
      Atlantic Tele-Network, Inc.                                          810              39,884
      Cbeyond, Inc.*(1)                                                  2,049              26,289
      Cincinnati Bell, Inc.*                                            23,320              62,264
      Cogent Communications Group, Inc.*                                 3,993              37,814
      Consolidated Communications Holdings, Inc.(1)                      3,129              58,418
      General Communication, Inc. - Class A*                             4,832              48,175
      Global Crossing, Ltd.*(1)                                          3,380              43,467
      Globalstar, Inc.*(1)                                               1,770               3,080
      IDT Corp. - Class B*                                               1,200              21,348
      Iridium Communications, Inc.*                                      2,960              25,278
      Neutral Tandem, Inc.*                                              3,250              38,837
      PAETEC Holdings Corp.*                                             8,770              36,045
      Premiere Global Services, Inc.*                                    5,178              36,660
      Vonage Holdings Corp.*                                            10,770              27,464
                                                                                 -----------------
                                                                                           670,140
                                                                                 -----------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
      FiberTower Corp.*(1)                                               5,760              24,422
      ICO Global Communications Holdings, Ltd.*                         13,240              21,714
      NTELOS Holdings Corp.                                              3,045              51,521
      Shenandoah Telecommunications Co.                                  2,826              51,349
      Syniverse Holdings, Inc.*                                          7,180             162,771
      USA Mobility, Inc.                                                 2,168              34,753
                                                                                 -----------------
                                                                                           346,530
                                                                                 -----------------
   TOTAL TELECOMMUNICATION SERVICES                                                      1,016,670
                                                                                 -----------------
   UTILITIES -- 3.3%
      ELECTRIC UTILITIES -- 1.3%
      ALLETE, Inc.                                                       3,166             115,337
      Central Vermont Public Service Corp.                                 974              19,646
      Cleco Corp.(1)                                                     6,015             178,164
      El Paso Electric Co.*                                              4,240             100,827
      IDACORP, Inc.                                                      4,742             170,333
      MGE Energy, Inc.                                                   2,499              98,936
      Otter Tail Corp.(1)                                                3,198              65,207
      PNM Resources, Inc.                                                9,647             109,879
      Portland General Electric Co.                                      7,157             145,144

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      The Empire District Electric Co.(1)                                4,436   $          89,385
      UIL Holdings Corp.                                                 2,996              84,367
      UniSource Energy Corp.                                             3,485             116,504
      Unitil Corp.                                                         890              19,536
                                                                                 -----------------
                                                                                         1,313,265
                                                                                 -----------------
      GAS UTILITIES -- 1.2%
      Chesapeake Utilities Corp.                                         1,010              36,582
      New Jersey Resources Corp.                                         3,877             152,056
      Nicor, Inc.(1)                                                     4,519             207,061
      Northwest Natural Gas Co.                                          2,828             134,189
      Piedmont Natural Gas Co.(1)                                        6,634             192,386
      South Jersey Industries, Inc.(1)                                   3,041             150,438
      Southwest Gas Corp.                                                4,328             145,377
      The Laclede Group, Inc.(1)                                         2,488              85,637
      WGL Holdings, Inc.                                                 4,630             174,921
                                                                                 -----------------
                                                                                         1,278,647
                                                                                 -----------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
      American DG Energy, Inc.(1)                                        5,100              15,198
      Dynegy, Inc.*                                                      9,260              45,096
                                                                                 -----------------
                                                                                            60,294
                                                                                 -----------------
      MULTI-UTILITIES -- 0.4%
      Avista Corp.                                                       4,098              85,566
      Black Hills Corp.(1)                                               3,868             120,682
      CH Energy Group, Inc.                                              1,465              64,694
      NorthWestern Corp.                                                 3,859             109,982
                                                                                 -----------------
                                                                                           380,924
                                                                                 -----------------
      WATER UTILITIES -- 0.3%
      American States Water Co.(1)                                       1,577              56,425
      Artesian Resources Corp. - Class A                                 1,280              24,410
      Cadiz, Inc.*(1)                                                      906               9,295
      California Water Service Group                                     2,484              91,784
      Connecticut Water Service, Inc.                                    1,033              24,740
      Consolidated Water Co., Ltd.                                       1,087              10,305
      Middlesex Water Co.                                                  991              16,688
      SJW Corp.                                                          1,128              27,783
      York Water Co.                                                     1,730              27,732
                                                                                 -----------------
                                                                                           289,162
                                                                                 -----------------
   TOTAL UTILITIES                                                                       3,322,292
                                                                                 -----------------
   TOTAL COMMON STOCK
      (Cost $87,452,402)                                                               101,545,837
                                                                                 -----------------
CALL WARRANTS -- 0.0%
      Greenhunter Energy, Inc. - Expires 09/15/11
         (Cost $0)                                                          48                  --
                                                                                 -----------------
EXCHANGE-TRADED FUNDS -- 0.0%
      iShares Russell 2000 Index Fund(1)
         (Cost $17,496)                                                    290              19,566
                                                                                 -----------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 32.8%
      BlackRock Liquidity Funds TempFund Portfolio                   9,158,545           9,158,545
      Institutional Money Market Trust                              24,136,548          24,136,548
                                                                                 -----------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (Cost $33,295,093)                                                                33,295,093
TOTAL INVESTMENTS -- 132.7%
   (Cost $120,764,991)+,(2)                                                      $     134,860,496
LIABILITIES IN EXCESS OF OTHER ASSETS -- (32.7)%                                       (33,222,768)
                                                                                 -----------------
NET ASSETS -- 100.0%                                                             $     101,637,728
                                                                                 =================

*    Non-income producing security.

+ The cost for Federal income tax purposes is $123,488,331. At September 30, 2010, net unrealized appreciation was $11,372,165. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $15,250,920 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,878,755

(1)  Security partially or fully on loan.

(2) At September 30, 2010, the market value of securities on loan for the Small-Cap Strategy Fund was $31,550,018.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                           LEVEL 2 -      LEVEL 3 -
                         TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                          SEPTEMBER 30,     LEVEL 1 -     OBSERVABLE    UNOBSERVABLE
                              2010        QUOTED PRICES     INPUTS         INPUTS
                         --------------   -------------   -----------   ------------
Common Stock              $101,545,837     $101,545,837       $--            $--
Exchange-Traded Funds           19,566           19,566        --             --
Short-Term Investments      33,295,093       33,295,093        --             --
                          ------------     ------------       ---            ---
Total                     $134,860,496     $134,860,496       $--            $--
                          ------------     ------------       ---            ---

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
COMMON STOCK -- 83.7%
   ARGENTINA -- 0.2%
      Banco Macro SA - ADR                                               1,400   $          62,356
      BBVA Banco Frances SA - ADR                                        5,120              50,688
      Cresud SA - ADR(1)                                                 7,426             119,113
      Grupo Financiero Galicia SA - ADR*                                 2,300              22,954
      MercadoLibre, Inc.*                                                1,300              93,834
      Petrobras Energia SA - ADR                                         5,618              92,922
      Telecom Argentina SA - ADR                                         2,950              62,481
      Transportadora de Gas del Sur SA - ADR                            16,900              63,037
                                                                                 -----------------
   TOTAL ARGENTINA                                                                         567,385
                                                                                 -----------------
   AUSTRALIA -- 2.8%
      AGL Energy, Ltd.                                                   1,491              23,303
      Alumina, Ltd.                                                     31,910              55,825
      Alumina, Ltd. - ADR                                                4,000              28,000
      Amcor, Ltd.                                                        5,295              33,317
      Asciano Group*                                                    57,099              91,062
      Australia & New Zealand Banking Group, Ltd.                        1,995              45,661
      Bank of Queensland, Ltd.                                           5,868              63,523
      Bendigo and Adelaide Bank, Ltd.                                   11,610             102,678
      BHP Billiton, Ltd.                                                23,269             875,109
      BlueScope Steel, Ltd.                                             45,182              96,075
      Boral, Ltd.                                                       16,424              73,182
      Brickworks, Ltd.                                                   2,651              29,723
      Caltex Australia, Ltd.                                            17,209             199,434
      Coca-Cola Amatil, Ltd.                                            33,279             385,346
      Commonwealth Bank of Australia                                     5,577             275,829
      Crown, Ltd.                                                       10,725              86,973
      CSL, Ltd.                                                          2,901              92,671
      Fairfax Media, Ltd.                                               65,011              92,055
      Fortescue Metals Group, Ltd.*                                     11,548              58,152
      Incitec Pivot, Ltd.                                               31,391             108,924
      Leighton Holdings, Ltd.                                            1,856              59,307
      Macquarie Airports                                                62,416             176,158
      Macquarie Group, Ltd.                                              9,957             349,059
      Metcash, Ltd.                                                     24,230             102,343
      National Australia Bank, Ltd.                                      2,087              51,115
      Newcrest Mining, Ltd.                                              6,871             263,454
      OneSteel, Ltd.                                                    41,789             118,346
      Orica, Ltd.                                                          260               6,461
      Origin Energy, Ltd.                                               11,223             171,934
      OZ Minerals Ltd.                                                 196,016             275,663
      Paladin Energy, Ltd.*                                             18,634              64,658
      Primary Health Care, Ltd.                                            318               1,082
      Qantas Airways, Ltd.*                                             37,254             100,462
      Rio Tinto, Ltd.                                                    8,909             661,064
      Santos, Ltd.                                                      19,309             239,074
      Sims Metal Management, Ltd.                                        5,364              91,456
      Sonic Healthcare, Ltd.                                             5,896              62,686
      Suncorp-Metway, Ltd.                                              41,603             361,902
      Tabcorp Holdings, Ltd.                                             8,645              58,491
      Tatts Group, Ltd.                                                 30,929              71,447
      Toll Holdings, Ltd.                                               14,104              89,972
      Washington H Soul Pattinson And Co., Ltd.                          5,219              65,830
      Wesfarmers, Ltd.                                                  28,793             915,322
      Westpac BankingCorp., Ltd.                                        21,431             481,395

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      WorleyParsons, Ltd.                                                4,387   $          94,345
                                                                                 -----------------
   TOTAL AUSTRALIA                                                                       7,749,868
                                                                                 -----------------
   AUSTRIA -- 0.2%
      Erste Bank der oesterreichischen Sparkassen AG                    10,914             436,983
      OMV AG                                                             1,992              74,570
      Raiffeisen International Bank-Holding AG                           1,087              50,679
      Strabag SE                                                           781              18,531
      Voestalpine AG                                                     2,184              80,448
                                                                                 -----------------
   TOTAL AUSTRIA                                                                           661,211
                                                                                 -----------------
   BELGIUM -- 0.4%
      Anheuser-Busch InBev NV                                              953              56,060
      Delhaize Group                                                       956              69,334
      Delhaize Group - ADR                                               2,400             173,664
      KBC Groupe*                                                        1,115              50,017
      Solvay SA                                                          3,928             419,017
      UCB SA                                                             1,158              40,121
      Umicore                                                            3,573             154,456
                                                                                 -----------------
   TOTAL BELGIUM                                                                           962,669
                                                                                 -----------------
   BERMUDA -- 0.1%
      Aquarius Platinum, Ltd.                                            2,101              11,433
      Credicorp, Ltd.                                                    1,965             223,813
                                                                                 -----------------
   TOTAL BERMUDA                                                                           235,246
                                                                                 -----------------
   BOTSWANA -- 0.2%
      Barclays Bank of Botswana, Ltd.(1)                               100,300             105,608
      Botswana Insurance Holdings, Ltd.(1)                              60,900              92,264
      First National Bank of Botswana(1)                               274,700             108,204
      Sechaba Breweries, Ltd.(1)                                        61,203              95,504
      Standard Chartered Bank of Botswana, Ltd.                         41,700              84,971
                                                                                 -----------------
   TOTAL BOTSWANA                                                                          486,551
                                                                                 -----------------
   BRAZIL -- 2.1%
      All America Latina Logistica SA                                   25,362             258,716
      Amil Participacoes SA                                              2,108              20,270
      B2W Companhia Global do Varejo                                     1,500              27,580
      Banco do Brazil SA                                                25,469             480,027
      Banco do Estado do Rio Grande do Sul                               4,950              49,354
      Banco Santander Brasil SA                                          3,300              44,761
      BM&F BOVESPA SA                                                   11,307              94,626
      BR Malls Participacoes SA                                          3,200              26,421
      Brasil Telecom SA*                                                 1,462              12,745
      BRF Brasil Food SA                                                12,278             186,419
      Centrais Eletricas Brasileiras SA - ELETROBRAS                     4,200              53,245
      Cia Brasileira de Distribuicao Grupo Pao de Acucar -
         ADR                                                             2,691             185,733
      Cia de Concessoes Rodoviarias                                      2,100              53,803
      Cia Energetica de Minas Gerais                                     1,963              23,401
      Cia Hering                                                         2,000              86,974
      Cia Siderurgica Nacional SA                                        4,900              85,402
      Cia Siderurgica Nacional SA - ADR                                 16,404             289,859

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Companhia Brasileira de Meios de Pagamento                         9,400   $          81,111
      Companhia de Bebidas das Americas - ADR                            3,275             405,379
      Cosan SA Industria e Comercio                                     10,200             150,468
      CPFL Energia SA                                                    1,500              34,486
      Cyrela Brazil Realty SA                                            4,000              56,430
      EDP Energias do Brasil SA                                          1,500              32,163
      Empresa Brasileira de Aeronautica SA                               7,700              53,791
      Fibria Celulose SA*                                                2,086              35,852
      Gafisa SA                                                          6,800              52,165
      Hypermarcas SA*                                                   16,403             251,668
      Iochpe-Maxion SA                                                   3,716              46,560
      LLX Logistica SA*                                                  2,000              10,898
      Localiza Rent A Car SA                                             2,700              45,000
      Lojas Renner SA                                                    7,600             258,274
      Marfrig Frigorificose e Comercio de Alimentos SA                   1,350              13,644
      MMX Mineracao e Metalicos SA*                                      3,130              23,974
      MRV Engenharia e Participacoes SA                                 17,600             169,031
      Natura Cosmeticos SA                                               2,100              56,732
      Odontoprev SA                                                      2,291              26,512
      OGX Petroleo e Gas Participacoes SA*                               6,400              83,291
      Petroleo Brasileiro SA - ADR                                      29,932           1,085,634
      Redecard SA                                                        6,500             101,495
      Souza Cruz SA                                                      5,340             269,777
      Sul America SA                                                     2,335              26,055
      Tele Norte Leste Participacoes SA                                  4,100              75,821
      Telecomunicacoes de Sao Paulo SA                                   1,000              21,986
      Tim Participacoes SA*                                              5,300              22,960
      Tractebel Energia SA                                               2,700              40,372
      Vivo Participacoes SA - ADR                                        3,562              96,780
      Weg SA                                                             4,600              50,595
                                                                                 -----------------
   TOTAL BRAZIL                                                                          5,658,240
                                                                                 -----------------
   BULGARIA -- 0.1%
      Bulgarian American Credit Bank JSCO*(1)                            2,600              18,937
      Central Cooperative Bank AD*                                      20,482              16,417
      Chimimport AD*                                                    10,600              19,283
      Doverie Holding AD*(1)                                            11,040              26,277
      Olovno Tzinkov Komplex AD*(1)                                        900               6,965
      Petrol AD*(1)                                                     37,250              69,035
      Sopharma AD*                                                      14,000              38,251
                                                                                 -----------------
   TOTAL BULGARIA                                                                          195,165
                                                                                 -----------------
   CANADA -- 4.3%
      Agnico-Eagle Mines, Ltd.                                           3,203             227,718
      Agrium, Inc. (Toronto Exchange)                                    2,200             165,070
      Alimentation Couche Tard, Inc. - Series B                          4,400              98,400
      Barrick Gold Corp.                                                15,871             733,469
      BCE, Inc. (Toronto Exchange)                                       5,200             169,206
      Bombardier, Inc. - Class B                                        18,400              90,310
      Cameco Corp. (Toronto Exchange)                                    2,300              63,932

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Canadian Imperial Bank of Commerce (Toronto Exchange)              5,000   $         362,766
      Canadian National Railway Co. (Toronto Exchange)                     700              44,766
      Canadian Natural Resources, Ltd. (New York Exchange)              19,000             657,216
      Canadian Pacific Railway, Ltd. (Toronto Exchange)                 12,548             766,612
      Canadian Tire Corp., Ltd. - Class A                                1,700              94,674
      Empire Co., Ltd. - Class A                                         1,600              85,622
      Enbridge, Inc. (Toronto Exchange)                                  5,300             277,595
      EnCana Corp. (New York Exchange)                                   9,500             287,059
      EnCana Corp. (Toronto Exchange)                                   12,452             376,259
      Fairfax Financial Holdings, Ltd. (Toronto Exchange)                  600             244,339
      Finning International, Inc.                                          400               9,299
      First Quantum Minerals, Ltd.                                         376              28,596
      Franco-Nevada Corp.                                                5,300             166,742
      George Weston, Ltd.                                                1,400             107,425
      Goldcorp, Inc.                                                     8,752             380,226
      Husky Energy, Inc.                                                 4,700             114,291
      IAMGOLD Corp. (Toronto Exchange)                                   5,141              91,038
      Inmet Mining Corp.                                                 1,400              77,994
      Ivanhoe Mines, Ltd.*                                               5,511             129,299
      Kinross Gold Corp.                                                14,472             271,464
      Loblaw Cos., Ltd.                                                  2,018              79,963
      Lundin Mining Corp.*                                               7,500              37,467
      Magna International, Inc. - Class A (Toronto Exchange)             1,600             131,294
      Manulife Financial Corp. (Toronto Exchange)                       44,088             556,188
      Metro, Inc. - Class A                                                600              26,032
      Nexen, Inc.                                                       14,038             282,425
      Onex Corp.                                                         6,300             177,017
      Potash Corp. of Saskatchewan, Inc.                                 2,905             416,424
      Research In Motion Ltd.*                                           5,200             253,202
      Rogers Communications, Inc. - Class B                              1,000              37,428
      Rona, Inc.*                                                        3,800              49,120
      Silver Wheaton Corp. (Toronto Exchange)*                           7,773             206,998
      Sino-Forest Corp.*                                                 3,636              60,571
      Sun Life Financial, Inc. (Toronto Exchange)                       12,890             337,252
      Suncor Energy, Inc.                                               12,571             409,300
      Talisman Energy, Inc. (New York Exchange)                          7,300             127,709
      Talisman Energy, Inc. (Toronto Exchange)                          13,837             242,070
      Teck Resources, Ltd. - Class B                                    11,307             465,072
      Telus Corp. (Toronto Exchange)                                       600              26,661
      Telus Corp. - Non Vote                                             2,027              85,915
      Thomson Reuters Corp.                                             10,275             386,274
      TransAlta Corp.                                                    3,200              68,298

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      TransCanada Corp. (Toronto Exchange)                              17,238   $         639,493
      Viterra, Inc. (Toronto Exchange)*                                  4,303              37,556
      Yamana Gold, Inc. (Toronto Exchange)                              34,400             392,178
      Yellow Pages Income Fund                                          11,000              59,228
                                                                                 -----------------
   TOTAL CANADA                                                                         11,712,522
                                                                                 -----------------
   CAYMAN ISLANDS -- 0.1%
      Tingyi Cayman Islands Holding Corp.                               94,000             259,265
                                                                                 -----------------
   TOTAL CAYMAN ISLANDS                                                                    259,265
                                                                                 -----------------
   CHILE -- 0.9%
      Administradora de Fondos de Pensiones Provida SA                  14,200              59,454
      AES Gener SA                                                      49,000              27,153
      Antarchile SA                                                      3,894              86,068
      Banco de Chile                                                 1,972,864             291,657
      Banco de Credito e Inversiones                                     1,427              85,859
      Banco Santander Chile                                            876,218              81,525
      Banco Santander Chile - ADR                                        1,789             172,728
      CAP SA                                                             1,600              79,330
      Centros Comerciales Sudamericanos SA                              44,983             304,599
      Cia Cervecerias Unidas SA - ADR                                      500              27,825
      Cia Cervecerias Unidas SA - ADR                                    8,967             101,044
      Cia General de Electricidad                                        7,900              53,576
      Cia Sudamericana de Vapores SA*                                   20,899              26,488
      Colbun SA                                                        194,247              55,425
      Empresa Nacional de Electricidad SA                               28,176              50,974
      Empresa Nacional de Electricidad SA - ADR                          1,100              59,433
      Empresa Nacional de Telecomunicaciones SA                          1,869              30,355
      Empresas CMPC SA                                                   2,275             123,240
      Empresas Copec SA                                                  9,946             186,417
      Enersis SA                                                       239,755             113,024
      Grupo Security SA                                                 33,265              16,239
      La Polar SA                                                        6,700              50,148
      Lan Airlines SA                                                    3,326              97,693
      Quinenco SA                                                       15,702              55,192
      S.A.C.I. Falabella                                                22,288             216,866
      Sonda SA                                                          22,877              51,794
      Vina Concha y Toro SA - ADR                                        1,100              52,712
                                                                                 -----------------
   TOTAL CHILE                                                                           2,556,818
                                                                                 -----------------
   CHINA -- 3.0%
      Air China, Ltd. - Class H*                                       195,010             269,435
      Alibaba.com, Ltd.*                                                19,000              39,573
      Anhui Conch Cement Co., Ltd. - Class H                            28,000             127,210
      Baidu, Inc.- ADR*                                                  4,220             433,056
      Bank of China, Ltd. - Class H                                  1,257,126             659,441
      Bank of Communications Co., Ltd. - Class H                        48,000              51,905
      China Citic Bank - Class H                                        84,000              53,590
      China Coal Energy Co. - Class H                                   45,000              74,470

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      China Communications Construction Co., Ltd. - Class H             50,000   $          47,559
      China Construction Bank Corp. - Class H                        1,070,718             938,397
      China Eastern Airlines Corp, Ltd. - Class H*                      74,000              45,208
      China Huiyuan Juice Group, Ltd. - Class H                         29,000              20,296
      China International Marine Containers Co., Ltd. -
         Class B                                                        39,000              66,551
      China Medical Technologies, Inc. - ADR*                            1,000              12,990
      China Merchants Bank Co., Ltd. - Class H                          33,052              85,198
      China National Building Material Co., Ltd. H Shares               62,786             147,116
      China Oilfield Services, Ltd. - Class H                          110,000             172,113
      China Railway Construction Corp., Ltd. - Class H                 142,900             192,281
      China Railway Group, Ltd. - Class H                              205,000             160,642
      China Shenhua Energy Co., Ltd. - Class H                          28,500             117,910
      China Shipping Development Co., Ltd. - Class H                    26,000              35,789
      China Southern Airlines Co., Ltd. - Class H*                      81,000              46,979
      China Telecom Corp., Ltd.- Class H                               496,000             272,329
      China Yurun Food Group, Ltd.                                      83,000             308,087
      Ctrip.com International, Ltd. - ADR*                               3,890             185,747
      Datang International Power Generation Co., Ltd. -
         Class H                                                        48,000              20,044
      Dazhong Transportation Group Co., Ltd. - Class B                  23,900              16,921
      Focus Media Holding, Ltd. - ADR*                                   6,098             148,181
      Golden Eagle Retail Group, Ltd.                                   48,000             136,103
      Guangzhou Automobile Group Co. Ltd. - Class H                     36,974              63,666
      Harbin Power Equipment Co., Ltd. - Class H                        24,000              29,850
      Industrial & Commerical Bank of China - Class H                  840,047             625,798
      Inner Mongolia Yitai Coal Co. - Class B                            6,600              37,508
      Intime Department Store Group Co., Ltd.                           58,000              79,986
      Maanshan Iron & Steel  - Class H                                 196,000             122,518
      Netease.com - ADR*                                                 2,000              78,880
      Parkson Retail Group, Ltd.                                        35,000              60,898
      PICC Property & Casualty Co., Ltd. - Class H*                     16,000              21,653
      Ping An Insurance Group Co. of China, Ltd. - Class H              45,000             459,346
      Semiconductor Manufacturing International Corp.*                 386,000              27,860

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Shandong Weigao Group Medical Polymer Co., Ltd. -
         Class H                                                        36,000   $         102,541
      Shanghai Electric Group Co., Ltd. - Class H                       90,000              49,994
      Shanghai Lujiazui Finance & Trade Zone Development
         Co., Ltd. - Class B                                            24,600              38,966
      Shanghai Zhenhua Heavy Industry Co., Ltd. - Class B*              62,400              34,195
      Shimao Property Holdings, Ltd.                                    87,000             144,648
      Sina Corp.*                                                        1,000              50,580
      Sinopec Shanghai Petrochemical Co., Ltd. - Class H                54,000              22,271
      Sinopharm Group Co.                                               29,600             122,271
      Suntech Power Holdings Co., Ltd. - ADR*                            1,900              18,316
      Tencent Holdings, Ltd.                                            17,300             378,159
      Want Want China Holdings, Ltd.                                   160,000             148,476
      Xinao Gas Holdings, Ltd.                                          36,000             103,469
      Yangzijiang Shipbuilding Holdings, Ltd.                           84,000             112,417
      Yantai Changyu Pioneer Wine Co. - Class B                          7,000              89,317
      Yanzhou Coal Mining Co., Ltd. - Class H                           80,000             196,318
      Zijin Mining Group Co., Ltd. - Class H                            60,000              51,038
      ZTE Corp. - Class H                                                3,900              15,532
                                                                                 -----------------
   TOTAL CHINA                                                                           8,171,592
                                                                                 -----------------
   COLOMBIA -- 0.4%
      Almacenes Exito SA                                                 6,854              85,221
      Banco de Bogota SA                                                 3,110              90,976
      BanColumbia SA - ADR                                               2,800             183,764
      Cementos Argos SA                                                  7,800              54,986
      Corporacion Financiera Colombiana SA                                  99               1,921
      Ecopetrol SA                                                      80,600             166,877
      Empresa de Telecomunicaciones de Bogota                           23,800              10,304
      Grupo Aval Acciones Y Valores                                    158,000             117,083
      Grupo de Inversiones Suramericana SA                               3,800              80,575
      Grupo Nacional de Chocolates SA                                    8,900             127,457
      Interconexion Electrica SA                                        14,278             111,907
      Inversiones Argos SA                                               9,000             110,705
      Isagen SA ESP                                                     23,900              32,635
      Proenergia Internacional SA                                        2,000                  --
      Promigas SA(1)                                                     2,000              36,768
                                                                                 -----------------
   TOTAL COLOMBIA                                                                        1,211,179
                                                                                 -----------------
   CROATIA -- 0.2%
      Atlantska Plovidba DD                                                562              85,386
      Ericsson Nikola Tesla                                                200              49,341
      Hrvatske Telekomunikacije DD                                       2,950             150,688
      Koncar-Elektroindustrija DD*                                         920              82,629
      Podravka DD*                                                       1,000              54,635
      Privredna Banka Zagreb DD(1)                                         830              74,704
      Tankerska Plovidba DD*                                                40              10,029
      VIRO Tvornica Secera*                                                370              21,184
                                                                                 -----------------
   TOTAL CROATIA                                                                           528,596
                                                                                 -----------------

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
   CZECH REPUBLIC -- 0.4%
      CEZ AS                                                            12,968   $         580,663
      Komercni Banka AS                                                  1,650             359,897
      Philip Morris CR AS                                                  100              51,759
      Telefonica 02 Czech Republic AS                                    5,122             109,564
      Unipetrol AS*                                                      7,900              91,498
                                                                                 -----------------
   TOTAL CZECH REPUBLIC                                                                  1,193,381
                                                                                 -----------------
   DENMARK -- 0.9%
      A P Moller - Maersk A/S - Class B                                     62             518,292
      A P Moller-Maersk A/S - Class A                                       16             130,094
      Carlsberg A/S - Class B                                            8,187             853,624
      Danisco A/S                                                        1,270             113,252
      Danske Bank A/S*                                                  18,756             452,535
      Novo Nordisk A/S - Class B                                         2,332             231,417
      Sydbank A/S*                                                       1,644              38,312
                                                                                 -----------------
   TOTAL DENMARK                                                                         2,337,526
                                                                                 -----------------
   EGYPT -- 0.4%
      Alexandria Mineral Oils Co.                                        4,000              28,638
      Commercial International Bank                                     33,982             256,074
      Eastern Tobacco Co.                                                1,500              33,465
      Egypt Kuwait Holding Co.                                          33,273              52,904
      Egyptian Co. for Mobile Services                                   1,400              43,660
      Egyptian International Pharmaceutical Industrial Co.               8,690              54,204
      El Ezz Aldekhela Steel - Alexandria                                  350              51,560
      El Sewedy Cables Holding Co.*                                      3,630              45,131
      El Watany Bank of Egypt(1)                                         5,466              23,600
      Misr Beni Suef Cement Co.                                          2,350              75,115
      Misr Cement Co.(1)                                                 2,600              44,894
      National Societe General Bank SAE                                  5,989              39,555
      Olympic Group Financial Investments                                7,000              33,211
      Orascom Construction Industries                                    3,600             158,310
      Orascom Telecom Holding SAE*                                      60,475              53,538
      Oriental Weavers                                                   5,605              32,490
      Six of October Development & Investment*                           1,710              27,661
      Talaat Moustafa Group*                                            23,500              28,978
      Telecom Egypt                                                     30,200              92,727
                                                                                 -----------------
   TOTAL EGYPT                                                                           1,175,715
                                                                                 -----------------
   ESTONIA -- 0.2%
      AS Eesti Ehitus*(1)                                               12,000              22,085
      AS Merko Ehitus(1)                                                 6,600              73,329
      AS Tallinna Vesi(1)                                                5,400              52,267
      Olympic Entertainment Group AS*                                   70,130             109,946
      Tallink Group, Ltd.*                                             352,120             316,819
      Tallinna Kaubamaja AS(1)                                          11,600              89,189
                                                                                 -----------------
   TOTAL ESTONIA                                                                           663,635
                                                                                 -----------------
   FINLAND -- 0.5%
      Fortum Oyj                                                         2,437              63,754
      Kesko Oyj - Class B                                                6,780             318,139
      Neste Oil Oyj                                                      3,833              59,883

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Nokia Oyj                                                          9,435   $          94,795
      Nokian Renkaat Oyj                                                   738              25,343
      Outokumpu Oyj                                                        793              15,751
      Stora Enso Oyj - Class R                                          31,850             314,792
      UPM-Kymmene Oyj                                                   25,310             433,714
                                                                                 -----------------
   TOTAL FINLAND                                                                         1,326,171
                                                                                 -----------------
   FRANCE -- 3.6%
      Aeroports de Paris                                                 1,031              84,106
      Air France KLM*                                                    3,985              61,116
      Alstom                                                             1,573              80,243
      AXA SA                                                            44,185             772,518
      BNP Paribas                                                        9,110             647,911
      Bouygues SA                                                          475              20,388
      Cap Gemini SA                                                        679              34,064
      Carrefour SA                                                       2,204             118,427
      Casino Guichard-Perrachon SA                                         921              84,323
      CFAO SA                                                              598              23,805
      Christian Dior SA                                                  2,860             373,827
      Cie Generale d'Optique Essilor International SA                    1,827             125,704
      Cie Generale de Geophysique-Veritas - ADR*                         1,200              26,208
      CNP Assurances                                                     2,460              45,693
      Compagnie de Saint-Gobain                                          7,961             354,128
      Credit Agricole SA                                                15,961             249,465
      Eurazeo                                                            1,110              74,488
      Eutelsat Communications                                            2,161              82,488
      France Telecom SA                                                 30,744             664,302
      GDF Suez                                                          10,901             390,245
      Groupe Danone                                                      6,000             358,876
      Groupe Eurotunnel SA                                               6,453              54,867
      Iliad SA                                                             341              35,530
      L'Oreal SA                                                         1,623             182,492
      Lafarge SA                                                         4,908             281,015
      Lagardere SCA                                                      6,335             247,470
      Legrand Holding SA                                                 5,078             171,750
      LVMH Moet Hennessy Louis Vuitton SA                                2,588             379,623
      M6 Metropole Television                                            3,076              72,336
      Natexis*                                                           4,939              28,279
      Peugeot SA*                                                        8,670             291,525
      Pinault-Printemps-Redoute SA                                       1,207             195,397
      Renault SA*                                                       12,127             624,006
      Sanofi-Aventis SA                                                    306              20,388
      Schneider Electric SA                                                587              74,429
      SCOR SE                                                           11,216             268,038
      Societe Generale                                                  13,023             750,091
      Societe Television Francaise 1                                     3,449              53,695
      Sodexo                                                             1,654             107,329
      Technip SA                                                         3,677             295,698
      Total SA                                                           5,227             269,388
      Veolia Environnement                                               1,922              50,622
      Video Futur Entertainment Group SA*                                4,954               1,621
      Vivendi Universal SA                                              29,970             819,176
                                                                                 -----------------
   TOTAL FRANCE                                                                          9,947,090
                                                                                 -----------------
   GERMANY -- 3.3%
      Adidas AG                                                          2,156             133,468
      Allianz SE - Registered Shares                                    11,789           1,332,317
      Bayer AG                                                             646              45,046

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Bayerische Motoren Werke (BMW) AG                                  9,875   $         692,491
      Beiersdorf AG                                                        222              13,546
      Bilfinger Berger AG                                                  772              53,211
      Celesio AG                                                         2,811              61,160
      Commerzbank AG*                                                    8,084              67,005
      Continental AG*                                                      791              61,476
      DaimlerChrysler AG - Registered Shares*                            6,027             381,730
      DaimlerChrysler AG - Registered Shares*                            7,900             500,070
      Deutsche Bank AG                                                   2,308             126,312
      Deutsche Bank AG - Registered Shares                               7,831             430,157
      Deutsche Boerse AG                                                 1,111              74,131
      Deutsche Lufthansa AG - Registered Shares*                         6,856             126,037
      Deutsche Telekom AG                                               14,689             200,949
      Deutsche Telekom AG - ADR                                         36,500             497,495
      E.On AG                                                           15,051             443,811
      Fraport AG Frankfurt Airport Services Worldwide                    8,145             495,336
      Fresenius SE                                                       3,873             310,034
      GEA Group AG                                                       3,292              82,284
      Generali Deutschland Holding AG                                       85              10,547
      HeidelbergCement AG                                                2,909             140,187
      Henkel AG & Co.KGaA                                                2,536             114,831
      Infineon Technologies AG*                                          9,494              65,762
      MAN AG                                                             3,370             367,349
      Metro AG                                                           2,683             174,651
      Muenchener Rueckversicherungs-Gesellschaft AG                      4,981             689,900
      Puma AG                                                               57              18,805
      RWE AG                                                               602              40,665
      Salzgitter AG                                                        833              53,957
      SAP AG                                                             6,552             324,099
      Siemens AG                                                         3,738             394,571
      Suedzucker AG                                                     14,218             317,973
      TUI AG*                                                            7,172              87,751
      Volkswagen AG                                                        673              74,159
                                                                                 -----------------
   TOTAL GERMANY                                                                         9,003,273
                                                                                 -----------------
   GHANA -- 0.1%
      Aluworks Ghana, Ltd.*(1)                                         232,000              47,214
      CAL Bank, Ltd.(1)                                                498,146             101,377
      Ghana Commercial Bank, Ltd.(1)                                   106,696             149,749
      Produce Buying Co., Ltd.(1)                                      162,500              15,965
      Standard Chartered Bank(1)                                         2,200              67,930
                                                                                 -----------------
   TOTAL GHANA                                                                             382,235
                                                                                 -----------------
   GREECE -- 0.1%
      Coca-Cola Hellenic Bottling Co. SA                                 5,994             158,197
      Hellenic Petroleum SA                                              1,993              15,025
      Marfin Investment Group SA*                                       26,583              28,629
                                                                                 -----------------
   TOTAL GREECE                                                                            201,851
                                                                                 -----------------
   GUERNSEY -- 0.2%
      Resolution, Ltd.                                                 142,035             546,649
                                                                                 -----------------
   TOTAL GUERNSEY                                                                          546,649
                                                                                 -----------------

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
   HONG KONG -- 3.7%
      Aluminum Corp. of China, Ltd. - Class H*                          38,000   $          35,851
      ASM Pacific Technology, Ltd.                                      12,500             111,486
      Beijing Capital International Airport Co., Ltd.-
         Class H                                                        26,000              13,672
      Beijing Enterprises Holdings, Ltd. - Class H                       7,000              49,801
      Belle International Holdings, Ltd.                               110,000             220,883
      BOC Hong Kong, Ltd.                                               47,000             149,017
      Chaoda Modern Agriculture Holdings, Ltd.                          36,140              29,950
      Cheung Kong Holdings, Ltd.                                         5,000              75,784
      China Agri-Industries Holdings, Ltd.                              51,000              72,305
      China COSCO Holdings Co., Ltd. - Class H*                         36,000              40,692
      China Green Holdings, Ltd.                                        45,000              43,499
      China Life Insurance Co., Ltd. - Class H                          64,000             252,821
      China Mengniu Dairy Co., Ltd.                                     63,000             194,874
      China Merchants Holdings International Co., Ltd.                  76,470             277,935
      China Mobile, Ltd.                                               121,009           1,239,122
      China Overseas Land & Investment, Ltd.                           126,320             267,330
      China Petroleum & Chemical Corp. - Class H                       510,000             452,232
      China Resources Enterprise, Ltd.                                 114,000             516,455
      China Resources Land, Ltd.                                        28,000              56,947
      China Resources Power Holdings Co., Ltd.                          39,600              85,132
      China Unicom Hongkong, Ltd.                                       66,652              97,588
      CLP Holdings, Ltd.                                                 8,500              67,868
      CNOOC, Ltd.                                                      398,531             772,525
      Comba Telecom Systems Holdings Ltd.                               71,500              79,989
      COSCO Pacific, Ltd.                                               16,000              24,086
      Dongfeng Motor Group Co., Ltd. - Class H                         206,000             421,619
      Esprit Holdings, Ltd.                                             19,956             108,283
      Foxconn International Holdings, Ltd.*                             33,000              24,243
      Global Bio-Chem Technology Group Co., Ltd.*                      182,000              29,087
      GOME Electrical Appliances Holdings, Ltd.*                       165,331              49,862
      Hang Lung Group, Ltd.                                              1,000               6,528
      Hang Lung Properties, Ltd.                                       110,000             537,322
      Henderson Land Development Co., Ltd.                               8,000              56,967
      Hengan International Group Co., Ltd.                              13,000             129,600
      Hong Kong Exchanges & Clearing, Ltd.                               6,900             135,886
      Hutchinson Whampoa, Ltd.                                          67,400             628,928
      Jiangxi Copper Co., Ltd. - Class H                                20,000              50,678
      Kerry Properties, Ltd.                                             9,500              51,670
      Kingboard Chemicals Holdings, Ltd.                                13,000              65,847

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Kingboard Laminates Holdings, Ltd.                               150,000   $         152,342
      Lenovo Group, Ltd.                                               274,000             169,157
      Li & Fung, Ltd.                                                   66,000             371,305
      Mongolia Energy Co., Ltd.*                                         5,000               2,075
      New World Development Co., Ltd.                                   87,654             176,690
      Nine Dragons Paper Holdings, Ltd.                                 16,000              27,715
      Orient Overseas International, Ltd.                                6,000              47,868
      Pacific Basin Shipping, Ltd.                                     157,000             113,316
      PetroChina Co., Ltd. - Class H                                   373,957             435,223
      Sands China Ltd.*                                                 49,200              88,776
      Shanghai Industrial Holdings, Ltd.                                14,000              70,732
      Shougang Concord International Enterprises Co., Ltd.*            906,000             165,813
      Sun Hung Kai Properties, Ltd.                                      9,079             156,800
      Swire Pacific, Ltd. - Class A                                        500               6,889
      Wharf Holdings, Ltd.                                              15,000              96,470
      Wheelock & Co., Ltd.                                              66,000             220,741
      Wing Hang Bank, Ltd.                                               1,000              11,993
      Wumart Stores, Inc. - Class H                                     50,000             119,605
      Wynn Macau Ltd.*                                                  26,000              44,971
      Yue Yuen Industrial, Ltd.                                          6,000              22,233
                                                                                 -----------------
   TOTAL HONG KONG                                                                      10,025,078
                                                                                 -----------------
   HUNGARY -- 0.5%
      Egis Gyogyszergyar Nyrt PLC                                          380              41,818
      FHB Mortgage Bank PLC*                                             2,400              14,094
      Gedeon Richter Nyrt                                                1,516             351,617
      Magyar Telecom Telecommunications PLC                             55,470             182,034
      MOL Hungarian Oil and Gas Nyrt*                                    2,603             273,543
      OTP Bank Nyrt*                                                    14,060             369,122
                                                                                 -----------------
   TOTAL HUNGARY                                                                         1,232,228
                                                                                 -----------------
   INDIA -- 1.7%
      Axis Bank, Ltd. RegS - GDR                                        10,826             370,207
      Bajaj Holdings and Investment, Ltd. - GDR                          2,000              37,100
      Dr Reddys Laboratories, Ltd.- ADR                                  3,997             128,783
      GAIL India, Ltd. - GDR                                             1,770             112,926
      GAIL India, Ltd. RegS - GDR                                        2,976             189,766
      HDFC Bank, Ltd. - ADR                                              3,376             622,433
      Hindalco Industries, Ltd. - 144A GDR@                             23,200             101,737
      ICICI Bank, Ltd. - ADR                                             8,851             441,222
      Infosys Technologies, Ltd. - ADR                                   9,487             638,570
      Larsen & Toubro Ltd. - GDR                                         9,119             416,662
      Mahindra & Mahindra Ltd. - GDR                                    12,932             199,009
      Reliance Capital, Ltd. RegS - GDR                                  2,202              38,243
      Reliance Industries, Ltd. - 144A GDR ( London
         Exchange)@                                                      7,155             319,113
      Reliance Industries, Ltd. - 144A GDR (New York
         Exchange)@                                                      6,858             301,349

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Reliance Infrastructure, Ltd. - GDR                                  820   $          59,122
      State Bank of India, Ltd. - GDR ( New York Exchange)                 100              14,423
      State Bank of India, Ltd. - GDR ( New York Exhange)                1,635             235,813
      Tata Motors, Ltd. - ADR                                           11,209             285,941
      United Spirits, Ltd. RegS - GDR                                    1,952              34,174
      Wipro, Ltd. - ADR                                                  4,466              64,578
                                                                                 -----------------
   TOTAL INDIA                                                                           4,611,171
                                                                                 -----------------
   INDONESIA -- 1.0%
      Adaro Energy Tbk Pt                                              486,000             110,269
      AKR Corporindo Tbk Pt                                            376,000              63,615
      Aneka Tambang (Persero) Tbk Pt                                   190,000              50,560
      Astra International Tbk Pt                                        48,000             304,941
      Bank Central Asia Tbk Pt                                         254,000             190,678
      Bank Danamon Indonesia Tbk Pt                                     81,122              52,718
      Bank Mandiri Persero Tbk Pt                                      429,000             346,084
      Bank Negara Indonesia (Persero) Tbk Pt                            83,500              34,382
      Bank Rakyat Indonesia (Persero) Tbk Pt                           142,500             159,664
      Barito Pacific Tbk Pt*                                           269,000              37,977
      Bumi Resources Tbk Pt                                            437,000             104,048
      Gudang Garam Tbk Pt                                               14,000              80,941
      Indocement Tunggal Prakarsa Tbk Pt                                29,000              59,787
      Indofood CBP                                                      18,000              10,881
      Indofood Sukses Makmur Tbk Pt                                    344,500             210,367
      Indosat Tbk Pt                                                    70,500              43,445
      Kalbe Farma Tbk Pt                                               174,000              49,714
      Lippo Karawaci Tbk Pt*                                           501,000              31,435
      Medco Energi Internasional Tbk Pt                                133,000              49,549
      Perusahaan Gas Negara Pt                                         394,500             170,176
      Semen Gresik (Persero) Tbk Pt                                     70,500              78,202
      Tambang Balubara Bukit Asam Tbk Pt                                32,500              70,826
      Telekomunikasi Indonesia Tbk Pt                                  289,000             297,905
      Unilever Indonesia Tbk Pt                                         26,500              50,031
      United Tractors Tbk Pt                                            66,000             151,227
                                                                                 -----------------
   TOTAL INDONESIA                                                                       2,809,422
                                                                                 -----------------
   IRELAND -- 0.2%
      CRH PLC - ADR                                                      6,666             110,922
      Dragon Oil PLC*                                                   15,093             104,381
      Kerry Group PLC - Class A                                          6,092             213,728
                                                                                 -----------------
   TOTAL IRELAND                                                                           429,031
                                                                                 -----------------
   ISRAEL -- 0.3%
      Africa Israel Investments, Ltd.*                                      --                   1
      Bank Hapoalim BM*                                                  9,134              41,888
      Bank Leumi le-Israel BM*                                          17,143              79,925
      Discount Investment Corp.                                          1,655              33,093
      Elbit Systems, Ltd.                                                  363              19,306
      Israel Chemicals, Ltd.                                             3,937              55,288
      Israel Discount Bank, Ltd. - Class A*                              6,728              13,311
      NICE Systems, Ltd. - ADR*                                          1,900              59,451
      Partner Communications Co., Ltd.                                     711              13,136

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Teva Pharmaceutical Industries, Ltd. - ADR                         8,122   $         428,435
                                                                                 -----------------
   TOTAL ISRAEL                                                                            743,834
                                                                                 -----------------
   ITALY -- 0.5%
      Atlantia SPA                                                       4,858             100,665
      Banca Monte dei Paschi di Siena SPA*                              64,356              89,137
      Banco Popolare Scrl                                               12,210              73,073
      Buzzi Unicem SPA                                                   2,675              28,262
      Fiat SPA                                                           4,146              63,981
      Intesa Sanpaolo SPA                                               41,360             134,335
      Parmalat SPA                                                     161,650             414,736
      Saipem SPA                                                         1,299              52,028
      Telecom Italia SPA - ADR                                          15,200             211,736
      UniCredit SPA                                                     50,076             127,863
      Unione di Banche Italiane SCPA                                     8,321              80,653
                                                                                 -----------------
   TOTAL ITALY                                                                           1,376,469
                                                                                 -----------------
   JAPAN -- 8.9%
      Aeon Co., Ltd.                                                    19,200             206,076
      Aisin Seiki Co., Ltd.                                              1,216              37,931
      Ajinomoto Co., Inc.                                                6,000              58,721
      Alfresa Holdings Corp.                                               600              25,587
      Amada Co., Ltd.                                                   62,000             424,820
      Aoyama Trading Co., Ltd.                                           2,400              38,754
      Asahi Glass Co., Ltd.                                             21,000             214,075
      Asahi Kasei Corp.                                                 82,000             451,845
      Astellas Pharma, Inc.                                             10,500             379,223
      Autobacs Seven Co., Ltd.                                             400              15,261
      Brother Industries, Ltd.                                          13,700             169,199
      Canon Marketing Japan, Inc.                                        1,600              22,022
      Canon, Inc.                                                       11,283             526,441
      Central Japan Railway Co.                                             15             110,326
      Coca-Cola West Co., Ltd.                                           7,600             128,184
      COMSYS Holdings Corp.                                              3,000              27,492
      Cosmo Oil Co., Ltd.                                               23,000              60,062
      Credit Saison Co., Ltd.                                            2,400              32,084
      Dai Nippon Printing Co., Ltd.                                     20,000             244,130
      Daicel Chemical Industries, Ltd.                                   4,000              26,929
      Daido Steel Co., Ltd.                                             11,725              57,024
      Daikin Industries, Ltd.                                            1,602              60,257
      Daito Trust Construction Co., Ltd.                                 1,900             113,572
      Daiwa House Industry Co., Ltd.                                    13,000             130,810
      Daiwa Securities Group, Inc.                                      30,000             121,107
      Dena Co., Ltd                                                      1,200              37,791
      Denso Corp.                                                        5,068             150,255
      East Japan Railway Co., Ltd.                                       3,700             223,383
      Epilda Memory, Inc.*                                               9,200             105,798
      Fanuc, Ltd.                                                        1,233             157,005
      Fuji Electric Holdings Co., Ltd.                                  23,000              60,338
      Fuji Heavy Industries, Ltd.                                       23,000             146,574
      Fuji Media Holdings, Inc.                                            134             170,630
      FUJIFILM Holdings Corp.                                           26,600             881,037
      Fujikura, Ltd.                                                     7,000              35,050
      Fujitsu, Ltd.                                                      7,000              49,137
      Fukuoka Financial Group, Inc.                                     32,000             128,031
      Glory, Ltd.                                                        1,200              29,296
      Hakuhodo DY Holdings, Inc.                                           770              37,264
      HIitachi Chemical Co., Ltd.                                        3,200              59,722
      Hino Motors, Ltd.                                                 17,000              82,068
      Hitachi High-Technologies Corp.                                    1,500              27,671

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Hitachi, Ltd.                                                     11,000   $          48,095
      Hitachi, Ltd. - ADR*                                               3,909             171,136
      Hokuhoku Financial Group, Inc.                                    16,000              29,324
      Honda Motor Co., Ltd.                                             36,540           1,296,934
      House Foods Corp.                                                  1,600              24,322
      Idemitsu Kosan Co., Ltd.                                             700              60,038
      INPEX Corp.                                                           11              51,785
      Isetan Mitsukoshi Holdings, Ltd.                                  11,200             116,320
      Isuzu Motors, Ltd.                                                18,000              69,430
      Itochu Corp.                                                      11,190             102,410
      J Front Retailing Co., Ltd.                                       11,000              51,126
      Japan Tobacco, Inc.                                                   23              76,566
      JFE Holdings, Inc.                                                   700              21,408
      JS Group Corp. (Tostem Inax Holding Corp.)                         6,700             131,384
      JSR Corp.                                                          2,700              45,959
      JTEKT Corp.                                                        2,900              26,714
      JX Holdings, Inc.                                                 83,160             482,145
      Kajima Corp.                                                      24,000              57,786
      Kamigumi Co., Ltd.                                                 4,000              29,708
      Kaneka Corp.                                                      36,000             216,052
      Kao Corp.                                                          5,500             134,008
      Kawasaki Kisen Kaisha, Ltd.                                       43,000             161,739
      KDDI Corp.                                                            17              81,355
      Kinden Corp.                                                       3,000              27,096
      Komatsu, Ltd.                                                      6,111             141,868
      Konica Minolta Holdings, Inc..                                    12,500             121,885
      Kubota Corp.                                                       2,000              18,304
      Kuraray Co., Ltd.                                                  2,500              31,564
      Kyocera Corp.                                                        200              18,903
      Kyocera Corp. - ADR                                                  600              57,126
      Kyowa Hakko Konin Co., Ltd.                                        3,000              29,720
      Mabuchi Motor Co., Ltd                                               900              46,035
      Makita Corp.                                                       2,100              66,587
      Marui Co., Ltd.                                                   18,900             141,501
      Maruichi Steel Tube, Ltd.                                          1,265              24,245
      Mazda Motor Corp.                                                 50,000             120,388
      Medipal Holdings Corp.                                             1,650              20,971
      MEIJI Holdings Co., Ltd.                                           2,000              94,154
      Minebea Co., Ltd.                                                 11,000              56,660
      Mistui Mining & Smelting Co., Ltd.                                20,000              57,259
      Mitsubishi Chemical Holdings Corp.                                29,000             147,293
      Mitsubishi Corp.                                                   6,176             146,558
      Mitsubishi Electric Corp.                                         11,335              97,491
      Mitsubishi Gas Chemical Co., Inc.                                 14,000              81,337
      Mitsubishi Heavy Industries, Ltd.                                100,000             368,951
      Mitsubishi Logistics Corp.                                         3,000              35,973
      Mitsubishi Materials Corp.*                                       36,000             103,498
      Mitsubishi Tanabe Pharma Corp.                                     1,467              23,899
      Mitsubishi UFJ Financial Group, Inc.                             182,800             851,811
      Mitsubishi UFJ Lease & Finance Co., Ltd.                             750              26,369
      Mitsui & Co., Ltd.                                                19,792             294,462
      Mitsui Chemicals, Inc.                                            30,000              80,858
      Mitsui Sumitomo Insurance Group Holdings, Inc.                     3,300              75,780
      Mitsumi Electric Co., Ltd.                                           400               6,133
      Mizuho Financial Group, Inc.                                      12,100              17,683

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Nagase & Co., Ltd.                                                 3,000   $          34,032
      Namco Bandai Holdings, Inc.                                        3,300              30,597
      NEC Corp.                                                         44,000             117,010
      NGK Insulators, Ltd.                                               1,000              16,615
      Nichirei Corp.                                                     1,000               4,241
      Nidec Corp.                                                        3,519             312,781
      Nippon Express Co., Ltd.                                          84,000             318,975
      Nippon Meat Packers, Inc.                                          4,000              48,970
      Nippon Paper Group, Inc.                                           2,200              55,053
      Nippon Sheet Glass Co., Ltd.                                      85,000             185,314
      Nippon Shokubai Co., Ltd.                                          4,000              34,787
      Nippon Telegraph & Telephone Corp.                                 6,800             296,909
      Nippon Television Network Corp.                                      180              23,136
      Nippon Yusen Kabushiki Kaisha                                     26,000             106,517
      Nissan Chemical Industries, Ltd.                                   3,000              33,816
      Nissan Motor Co., Ltd.                                            57,100             498,633
      Nisshin Seifun Group, Inc.                                        12,500             164,261
      Nisshin Steel Co., Ltd.                                           78,000             139,219
      Nisshinbo Holdings, Inc.                                           3,000              30,079
      NKSJ Holdings, Inc.*                                               1,000               6,277
      Nok Corp.                                                          2,200              38,292
      NSK, Ltd.                                                          4,000              27,120
      NTN Corp.                                                          8,000              34,499
      NTT DoCoMo, Inc.                                                      28              46,622
      Ohbayashi Corp.                                                   15,000              59,655
      OJI Paper Co., Ltd.                                               20,000              88,404
      Osaka Gas Co., Ltd.                                               11,000              39,662
      Panasonic Corp.                                                   12,800             173,416
      Rengo Co., Ltd.                                                    1,000               6,457
      Ricoh Co., Ltd.                                                   52,276             737,049
      Rohm Co., Ltd.                                                     3,000             185,074
      Sapporo Hokuyo Holdings, Inc.                                     13,000              60,110
      SBI Holdings, Inc.                                                   256              32,107
      Sega Sammy Holdings, Inc.                                          1,500              22,928
      Seiko Epson Corp.                                                  1,300              19,699
      Sekisui Chemical Co., Ltd.                                        10,000              60,494
      Sekisui House, Ltd.                                               18,000             161,715
      Seven & I Holdings Co., Ltd.                                       6,500             152,300
      Sharp Corp.                                                       19,563             194,739
      Shimizu Corp.                                                     14,000              51,821
      Shinko Securities Co., Ltd.                                        4,000               9,152
      Shiseido Co., Ltd.                                                 5,200             116,732
      SMC Corp.                                                            550              72,538
      Softbank Corp.                                                     3,900             127,586
      Sojitz Corp.                                                       6,800              12,218
      Sony Corp.                                                        38,400           1,187,235
      Stanley Electric Co., Ltd.                                         3,800              60,541
      Sumitomo Bakelite Co., Ltd.                                        9,000              45,388
      Sumitomo Chemical Co., Ltd.                                       25,000             109,607
      Sumitomo Corp.                                                    55,000             708,912
      Sumitomo Electric Industries, Ltd.                                27,100             330,472
      Sumitomo Forestry Co., Ltd.                                        6,000              42,046
      Sumitomo Metal Mining Co., Ltd.                                    9,000             137,458
      Suzuken Co., Ltd.                                                  1,200              39,717
      Suzuki Motor Corp.                                                 5,034             105,890
      Taiheiyo Cement Corp.*                                            25,000              29,348
      Taisei Corp.                                                      25,000              51,509
      Taiyo Yuden Co., Ltd.                                              3,000              36,009

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Takashimaya Co., Ltd.                                              6,000   $          46,287
      Takeda Pharmaceutical Co., Ltd.                                    2,100              96,472
      TDK Corp.                                                          1,700              94,795
      Teijin, Ltd.                                                      36,000             119,023
      The 77 Bank, Ltd.                                                 14,000              70,939
      The Bank of Kyoto, Ltd.                                            7,000              56,768
      The Bank of Yokohama, Ltd.                                        70,000             327,024
      The Chiba Bank, Ltd.                                               1,000               5,834
      The Chugoku Bank, Ltd.                                             3,000              36,476
      The Daishi Bank, Ltd.                                             12,000              40,393
      The Gunma Bank, Ltd.                                               6,000              31,409
      The Hachijuni Bank, Ltd.                                          13,000              67,896
      The Higo Bank, Ltd.                                                8,000              41,974
      The Hokkoku Bank, Ltd.                                             7,000              27,923
      The Hyakugo Bank, Ltd.                                             8,000              34,403
      The Iyo Bank, Ltd.                                                 2,000              16,219
      The Japan Steel Works, Ltd.                                       11,000             103,570
      The Joyo Bank, Ltd.                                                3,000              13,081
      The Juroku Bank, Ltd.                                             12,000              39,674
      The San-In Godo Bank, Ltd.                                         5,000              35,817
      The Shiga Bank, Ltd.                                               8,000              46,766
      The Shizuoka Bank, Ltd.                                            3,000              25,839
      Toda Corp.                                                        11,000              35,973
      Toho Gas Co., Ltd.                                                 3,000              14,842
      Tokai Rika Co., Ltd.                                                 900              15,223
      Tokio Marine Holdings, Inc.                                        7,900             213,114
      Tokuyama Corp.                                                     3,000              15,237
      Tokyo Broadcasting System Inc.                                       700               9,006
      Tokyo Electron, Ltd.                                               1,900              95,250
      Tokyo Steel Manufacturing Co., Ltd.                                4,500              53,097
      Tokyo Tatemono Co., Ltd.                                          11,000              42,166
      Tokyu Land Corp.                                                  21,000              87,039
      Toppan Printing Co., Ltd.                                         28,000             219,022
      Tosoh Corp.                                                       30,000              80,858
      Toyo Seikan Kaisha, Ltd.                                           5,400              97,288
      Toyota Auto Body Co., Ltd.                                         1,400              21,315
      Toyota Motor Corp.                                                 2,958             106,230
      Toyota Motor Corp. - ADR                                           1,212              86,755
      Toyota Tsusho Corp.                                                4,800              70,724
      Unicharm Corp.                                                     5,700             229,420
      UNY Co., Ltd.                                                      3,400              26,881
      USS Co., Ltd.                                                      2,640             197,020
      West Japan Railway Co.                                                20              71,730
      Yamaguchi Financial Group, Inc.                                    8,000              75,419
      Yamaha Corp.                                                       3,100              35,983
      Yokohama Rubber                                                    6,000              30,115
                                                                                 -----------------
   TOTAL JAPAN                                                                          24,161,120
                                                                                 -----------------
   JORDAN -- 0.2%
      Arab Bank PLC                                                     15,855             235,055
      Arab Potash Co.                                                    2,100             103,629
      Capital Bank of Jordan*                                           21,205              42,814
      Jordan Petroleum Refinery Co.                                      1,380              10,327
      Jordan Phosphate Mines                                             1,700              33,988
      Jordan Steel                                                       5,259              16,187
      Jordanian Electric Power Co.                                      10,917              63,043
      Middle East Complex*(1)                                               60                  33
      Taameer Jordan Holdings PSC*                                      12,900               9,653
                                                                                 -----------------
   TOTAL JORDAN                                                                            514,729
                                                                                 -----------------

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
   KAZAKHSTAN -- 0.1%
      Halyk Savings Bank of Kazakhstan JSC RegS - GDR*                   5,800   $          49,822
      KazMunaiGas Exploration Production - GDR                           9,000             159,030
                                                                                 -----------------
   TOTAL KAZAKHSTAN                                                                        208,852
                                                                                 -----------------
   KENYA -- 0.2%
      Athi River Mining, Ltd.                                            8,000              18,130
      Bamburi Cement Co., Ltd.(1)                                       11,700              30,717
      Barclays Bank of Kenya, Ltd.                                      48,400              40,458
      East African Breweries, Ltd.                                      46,280             107,748
      Equity Bank, Ltd.                                                320,900             106,304
      Kenya Airways, Ltd.(1)                                            52,000              29,461
      Kenya Commercial Bank, Ltd.                                      244,300              62,777
      Nation Media Group                                                26,620              55,053
      Safaricom, Ltd.                                                1,350,100              74,402
      Standard Chartered Bank Kenya, Ltd.                                9,711              33,072
                                                                                 -----------------
   TOTAL KENYA                                                                             558,122
                                                                                 -----------------
   LATVIA -- 0.0%
      Latvian Shipping Co.*(1)                                          36,206              29,210
                                                                                 -----------------
   TOTAL LATVIA                                                                             29,210
                                                                                 -----------------
   LEBANON -- 0.1%
      Solidere - GDR                                                     9,700             181,584
                                                                                 -----------------
   TOTAL LEBANON                                                                           181,584
                                                                                 -----------------
   LITHUANIA -- 0.1%
      Apranga PVA*(1)                                                   22,400              47,051
      Invalda PVA*                                                      17,284              28,457
      Lietuvos Energija(1)                                              17,374              15,091
      Lifosa PVA*                                                        4,400              82,345
      Panevezio Statybos Trestas                                        16,900              33,697
      Pieno Zvaigzdes                                                   10,687              19,832
      Rytu Skirstomieji Tinklai                                         26,729              24,695
      Sanitas*                                                           9,500              67,515
      Siauliu Bankas*                                                   30,912              12,571
      Ukio Bankas*                                                     144,062              59,724
                                                                                 -----------------
   TOTAL LITHUANIA                                                                         390,978
                                                                                 -----------------
   LUXEMBOURG -- 0.4%
      ArcelorMittal (New York Exchange)                                 27,100             893,758
      L'Occitane International SA*                                       5,789              16,116
      SES SA                                                             3,400              81,739
      Ternium SA - ADR                                                     652              21,288
                                                                                 -----------------
   TOTAL LUXEMBOURG                                                                      1,012,901
                                                                                 -----------------
   MALAYSIA -- 1.1%
      Alliance Financial Group Bhd                                      28,800              28,828
      AMMB Holdings Bhd                                                 49,300              94,703
      Axiata Group Bhd*                                                 81,500             115,636
      Batu Kawan Bhd                                                    12,600              50,122
      British American Tobacco Bhd                                       4,100              64,389
      Bursa Malaysia Bhd                                                14,500              38,188
      Digi.com Bhd                                                       5,000              39,359
      Eastern & Oriental Bhd*                                           15,700               6,001
      EON Capital Bhd*                                                  14,200              33,119
      Genting Bhd                                                       93,900             301,745
      Hong Leong Bank Bhd                                               16,400              48,398
      IJM Corp. Bhd                                                     40,860              68,696
      IOI Corp. Bhd                                                     32,480              57,553

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      KLCC Property Holdings Bhd                                        24,500   $          26,270
      KNM Group Bhd*                                                   108,300              15,963
      Kuala Lumpur Kepong Bhd                                           15,400              84,807
      Kulim Malaysia Bhd                                                24,400              67,896
      Malayan Banking Bhd                                              139,990             399,064
      Malaysian Airline System Bhd*                                     64,500              48,683
      Malaysian Resources Corp. Bhd                                     83,700              56,939
      MISC Bhd                                                          24,700              69,931
      MMC Corp. Bhd                                                     48,400              47,036
      Muhibbah Engineering M Bhd                                        68,300              19,802
      Multi-Purpose Holdings Bhd                                        36,500              26,249
      Petronas Dagangan Bhd                                             17,900              63,784
      PPB Group Bhd                                                     14,100              78,562
      Public Bank Bhd                                                   19,800              80,560
      Ranhill Bhd                                                       52,000              13,139
      RHB Capital Bhd                                                    9,900              23,187
      SapuraCrest Petroleum Bhd                                         27,700              21,446
      Scomi Group Bhd*                                                  69,500               9,231
      Shell Refining Co. Federation of Malaya Bhd                        9,800              33,968
      Sime Darby Bhd                                                    84,646             233,071
      SP Setia Bhd                                                      19,800              28,799
      TA Ann Holdings Bhd                                               13,200              20,183
      Telekom Malaysia Bhd                                             140,000             155,102
      Tenaga Nasional Bhd                                              104,100             297,428
      UMW Holdings Bhd                                                  15,400              33,773
      Wah Seong Corp. Bhd                                               35,921              25,134
      WCT Engineering Bhd                                               35,466              35,041
      YTL Corp. Bhd                                                     19,158              46,545
      YTL Power International Bhd                                       69,316              51,420
                                                                                 -----------------
   TOTAL MALAYSIA                                                                        3,059,750
                                                                                 -----------------
   MAURITIUS -- 0.2%
      Mauritius Commercial Bank                                         38,600             180,898
      Mauritius Development Investment Trust Co., Ltd.(1)              221,000              37,927
      Naiade Resorts, Ltd.*                                              7,000               5,984
      New Mauritius Hotels, Ltd.                                        18,900              63,624
      Rogers & Co., Ltd.(1)                                              7,100              63,970
      State Bank of Mauritius, Ltd.                                     55,800             156,535
      Sun Resorts, Ltd. - Class A                                       24,969              46,559
                                                                                 -----------------
   TOTAL MAURITIUS                                                                         555,497
                                                                                 -----------------
   MEXICO -- 2.1%
      Alfa SAB de CV - Class A                                          27,200             210,449
      America Movil SAB de CV - Series L                               405,112           1,082,729
      America Movil SAB de CV - Series L - ADR                           7,102             378,750
      Banco Compartamos SA de CV                                        27,000             171,942
      Carso Infraestructura y Construccion SAB de CV*                   41,900              23,973
      Cemex SAB de CV*                                                 328,465             280,723
      Coca-Cola Femsa SAB de CV - Series L                               6,400              49,924
      Corp GEO SAB de CV - Series B*                                     9,600              27,486
      Corp Interamericana de Entretenimiento SAB de CV -
         Series B*                                                      18,679               9,042
      Corp Moctezuma, SAB de CV                                         20,900              50,585
      Desarrolladora Homex SAB de CV*                                    9,200              49,695

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Empresas ICA SAB de CV*                                           20,800   $          50,508
      Fomento Economico Mexicano SA de CV, - ADR                         7,149             362,669
      Fomento Economico Mexicano SAB de CV                              45,500             231,406
      Grupo Aeroportuario del Centro Norte SAB de CV                    17,800              32,304
      Grupo Aeroportuario del Pacifico SAB de CV - Class B              14,700              50,767
      Grupo Bimbo SAB de CV - Series A                                   9,900              72,276
      Grupo Carso SAB de CV - Series A1                                 24,800             125,164
      Grupo Comercial Chedraui SA de CV*                                24,314              69,942
      Grupo Financiero Banorte SAB de CV - Series O                     75,200             285,245
      Grupo Financiero Inbursa SAB de CV - Series O                     75,000             295,794
      Grupo Mexico SAB de CV - Series B                                200,173             576,931
      Grupo Modelo SAB de CV - Series C                                 11,700              64,713
      Grupo Televisa SAB                                                34,200             129,753
      Impulsora Del Desarrollo Y El Empleo en America
         Latina SAB de CV*                                              56,900              69,084
      Industrias CH SAB de CV - Series B*                                7,500              25,800
      Industrias Penoles SAB de CV                                       5,475             132,556
      Kimberly-Clark de Mexico SAB de CV - Series A                     14,000              89,821
      Mexichem SAB de CV                                                25,592              71,628
      Organizacion Soriana SAB de CV - Series B                         10,800              29,910
      Promotora Y Operadora de Infraestructura SAB de CV*               13,900              39,985
      Telefonos de Mexico SAB de CV                                    111,500              83,437
      TV Azteca SAB de CV                                               38,700              26,288
      Urbi Desarrollos Urbanos SAB de CV*                               22,900              47,956
      Wal-Mart de Mexico SAB de CV - Series V                          144,600             363,747
                                                                                 -----------------
   TOTAL MEXICO                                                                          5,662,982
                                                                                 -----------------
   MOROCCO -- 0.4%
      Attijariwafa Bank                                                  4,909             195,791
      Banque Centrale Populaire                                          1,990              90,258
      Banque Marocaine du Commerce et de l'Industrie                       320              38,795
      Banque Marocaine du Commerce Exterieur                             3,770             107,271
      Brasseries Maroc                                                     171              51,962
      Ciments du Maroc                                                     500              71,743
      Compagnie Generale Immobiliere                                       140              29,842
      Credit Immobilier et Hotelier                                        800              30,448
      Douja Promotion Groupe Addoha SA                                   5,300              65,993
      Lafarge Ciments                                                      365              92,317
      Maroc Telecom                                                     13,230             240,184
      SAMIR*                                                               440              33,707

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Sonasid                                                              210   $          51,454
                                                                                 -----------------
   TOTAL MOROCCO                                                                         1,099,765
                                                                                 -----------------
   NETHERLANDS -- 3.2%
      Aegon NV*                                                         28,786             172,471
      Akzo Nobel NV                                                      4,959             305,941
      Amrest Holdings NV*                                                1,200              31,374
      ASML Holding NV                                                      600              17,921
      European Aeronautic Defence and Space Co. NV*                     10,508             262,077
      Heineken Holding NV                                                2,275              99,524
      Heineken NV                                                        1,608              83,388
      ING Groep NV- CVA*                                                71,034             736,932
      Koninklijke DSM NV                                                11,973             613,389
      Koninklijke KPN NV                                                 7,514             116,212
      Koninklijke Philips Electronics NV                                15,420             484,647
      Koninklijke Philips Electronics NV- NY Regs                        7,501             234,931
      New World Resources NV - Class A                                  11,270             131,404
      Royal Dutch Shell PLC - ADR                                       42,599           2,504,395
      Royal Dutch Shell PLC - Class A                                    7,706             233,111
      Royal Dutch Shell PLC - Class A (London Exchange)                  7,298             219,658
      Royal Dutch Shell PLC - Class B                                   21,049             614,031
      STMicroelectronics NV                                             47,041             360,147
      TNT NV                                                             6,186             166,216
      Unilever NV                                                       39,530           1,181,524
      X5 Retail Group NV - GDR*                                          2,700             108,000
                                                                                 -----------------
   TOTAL NETHERLANDS                                                                     8,677,293
                                                                                 -----------------
   NEW ZEALAND -- 0.0%
      Fletcher Building, Ltd.                                            5,041              29,811
      Telecom Corp. of New Zealand, Ltd.                                14,488              21,472
                                                                                 -----------------
   TOTAL NEW ZEALAND                                                                        51,283
                                                                                 -----------------
   NIGERIA -- 0.2%
      Access Bank PLC                                                  299,750              16,254
      African Petroleum PLC*                                            61,333              10,581
      Ecobank Transnational, Inc.                                      262,889              24,683
      First Bank of Nigeria PLC                                        645,152              45,921
      Guaranty Trust Bank PLC                                          651,856              61,541
      Guinness Nigeria PLC                                              45,800              50,382
      Nestle Foods Nigeria PLC                                          14,781              34,346
      Nigerian Breweries PLC                                           112,400              54,244
      Oando PLC                                                         84,480              32,772
      Oceanic Bank International PLC*                                  399,300               2,791
      UAC of Nigeria PLC                                               124,250              32,417
      United Bank For Africa PLC                                       636,874              38,944
      Zenith Bank, Ltd.                                                501,375              40,067
                                                                                 -----------------
   TOTAL NIGERIA                                                                           444,943
                                                                                 -----------------
   NORWAY -- 0.3%
      DnB NOR ASA                                                       15,976             217,454
      Marine Harvest                                                   117,568             102,452
      Norsk Hydro ASA                                                   32,838             198,218
      Orkla ASA                                                         14,775             136,165
      Petroleum Geo-Services ASA*                                          967              11,025
      Renewable Energy Corp. ASA*                                        5,409              18,321
      Storebrand ASA*                                                   10,100              61,807

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Telenor ASA                                                        8,056   $         126,158
                                                                                 -----------------
   TOTAL NORWAY                                                                            871,600
                                                                                 -----------------
   OMAN -- 0.2%
      Bank Dhofar SAOG                                                  29,887              58,299
      Bank Muscat SAOG                                                  42,125              93,113
      Dhofar International Development & Investment Holding
         Co. SAOG                                                        8,500              10,597
      Galfar Engineering & Contracting SAOG                             34,540              47,818
      National Bank of Oman, Ltd.                                       48,170              42,540
      Oman Flour Mills*                                                 16,000              27,969
      Oman International Bank                                           33,400              22,642
      Oman Oil Marketing Co.                                            13,300              36,273
      Oman Telecommunications Co.                                       35,200             109,988
      Renaissance Services Co. SAOG                                     35,992              78,154
                                                                                 -----------------
   TOTAL OMAN                                                                              527,393
                                                                                 -----------------
   PAKISTAN -- 0.2%
      Engro Chemical Pakistan, Ltd.                                     12,790              25,823
      Fauji Fertilizer Co., Ltd.                                        31,350              38,092
      HUB Power Co.                                                    151,500              58,451
      Lucky Cement, Ltd.                                                15,000              12,023
      MCB Bank Ltd.                                                     37,000              80,749
      National Bank Of Pakistan                                         64,350              47,275
      Nishat Mills, Ltd.                                                17,650               9,410
      Oil & Gas Development Co., Ltd.                                   44,900              75,823
      Pakistan Petroleum, Ltd.                                          33,144              66,227
      Pakistan State Oil Co., Ltd.                                      11,700              36,435
      Pakistan Telecommunication Co., Ltd.                             135,000              29,414
      United Bank, Ltd.                                                 53,000              31,578
                                                                                 -----------------
   TOTAL PAKISTAN                                                                          511,300
                                                                                 -----------------
   PERU -- 0.5%
      Banco Continental                                                 18,994              58,328
      Cia de Minas Buenaventura SA - ADR                                 9,105             411,364
      Cia Minera Milpo SA                                               31,527              83,129
      Credicorp, Ltd.                                                    1,200             135,612
      Ferreyros SA(1)                                                   48,442              58,391
      Minsur SA                                                         13,953              41,796
      Sociedad Minera Cerro Verde SA                                     1,400              42,000
      Sociedad Minera el Brocal SA                                       4,000              58,978
      Southern Copper Corp.                                             10,793             379,050
                                                                                 -----------------
   TOTAL PERU                                                                            1,268,648
                                                                                 -----------------
   PHILIPPINES -- 0.5%
      Aboitiz Equity Ventures, Inc.(1)                                 450,300             246,775
      Ayala Land, Inc.                                                 285,100             114,339
      Banco De Oro Unibank, Inc.                                        52,400              72,000
      Bank of the Philippine Islands                                    60,845              75,562
      Energy Development Corp.                                         411,750              57,139
      Jollibee Foods Corp.                                              47,600              99,788
      Manila Electric Co.                                               33,410             171,294
      Metropolitan Bank & Trust                                         99,480             158,565
      Philex Mining Corp.                                              338,750             109,765
      Philippine Long Distance Telephone Co.                             3,825             228,010

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      SM Prime Holdings, Inc.                                          287,400   $          82,648
                                                                                 -----------------
   TOTAL PHILIPPINES                                                                     1,415,885
                                                                                 -----------------
   POLAND -- 0.9%
      Agora SA                                                           3,900              37,835
      Asseco Poland SA                                                   3,273              59,113
      Bank Millennium SA*                                               31,428              54,275
      Bank Pekao SA                                                      3,540             209,464
      Bank Zachodni WBK SA                                                 900              66,629
      BRE Bank SA*                                                         920              81,782
      Budimex SA                                                           950              30,819
      Cersanit-Krasnystaw SA*                                            9,300              33,753
      ComArch SA*                                                          400              10,320
      Cyfrowy Polsat SA                                                  5,530              28,498
      Eurocash SA                                                        6,300              57,108
      Galp Energia SGPS SA - B Shares                                    1,793              30,945
      Getin Holding SA*                                                 18,000              66,876
      Globe Trade Centre SA*                                             3,600              27,618
      Grupa Kety SA                                                        450              16,688
      Grupa Lotos SA*                                                    2,600              27,906
      ING Bank Slaski SA*                                                  200              56,762
      KGHM Polaksa Miedz SA                                              9,577             386,460
      LPP SA                                                                90              56,814
      Mostostal-Warszawa SA                                                600              14,242
      Multimedia Polska SA*                                             19,300              64,403
      Netia SA*                                                         21,500              41,198
      Orbis SA*                                                          2,900              41,402
      PBG SA                                                             1,090              91,682
      Polimex Mostostal SA                                              24,500              36,916
      Polish Energy Partners SA*                                         4,100              47,956
      Polska Grupa Energetyczna SA                                       3,500              28,295
      Polski Koncern Naftowy Orlen*                                      9,250             127,286
      Powszechna Kasa Oszczednosci Bank Polski SA                       20,000             303,008
      Telekomunikacja Polska SA                                         46,720             288,981
      TVN SA                                                             8,950              53,543
      Zaklad Przetworstwa Hutniczego Stalprodukt SA                        250              35,004
                                                                                 -----------------
   TOTAL POLAND                                                                          2,513,581
                                                                                 -----------------
   PORTUGAL -- 0.1%
      Banco Comercial Portugues SA - Class R                            60,231              52,468
      EDP - Energias de Portugal SA                                     22,508              77,140
      Jeronimo Martins SGPS SA                                           1,610              21,531
                                                                                 -----------------
   TOTAL PORTUGAL                                                                          151,139
                                                                                 -----------------
   QATAR -- 0.4%
      Barwa Real Estate Co.                                              3,607              32,006
      Commercial Bank of Qatar                                           3,008              70,239
      Doha Bank QSC                                                      2,658              38,700
      Gulf International Services OSC                                    5,000              38,872
      Industries Qatar                                                   8,430             252,195
      Masraf Al Rayan*                                                  11,400              48,542
      Qatar Electricity & Water Co.                                      2,230              67,142
      Qatar Fuel Co.                                                       990              50,586
      Qatar Gas Transport Co. Nakilat                                   14,400              76,349
      Qatar Insurance Co.                                                1,715              40,329
      Qatar International Islamic Bank                                   1,680              21,645
      Qatar Islamic Bank                                                 1,720              38,699
      Qatar National Bank                                                3,531             147,927
      Qatar Navigation                                                   2,703              58,290

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Qatar Telecom Q-Tel QSC                                            2,023   $          97,200
                                                                                 -----------------
   TOTAL QATAR                                                                           1,078,721
                                                                                 -----------------
   ROMANIA -- 0.2%
      Antibiotice                                                      128,000              25,768
      Banca Transilvania*                                              199,681              90,604
      Biofarm Bucuresti*                                               481,487              29,694
      BRD-Groupe Societe Generale                                       58,600             230,318
      SNP Petrom SA*                                                 1,768,000             192,082
      Transelectrica SA                                                  6,650              40,374
                                                                                 -----------------
   TOTAL ROMANIA                                                                           608,840
                                                                                 -----------------
   RUSSIA -- 2.6%
      AvtoVAZ*                                                          92,900              81,689
      CTC Media, Inc.                                                    4,400              96,536
      Evraz Group SA - GDR*                                              1,400              41,790
      Fifth Power Generation Co., OGK-5*                               321,200              28,233
      Gazprom OAO - ADR (London Exchange)                               36,900             774,531
      Gazprom OAO - ADR (New York Exchange)                             15,726             329,460
      Holding MRSK OAO*                                                198,150              30,317
      Irkutsk Elek Net                                                  82,604                  --
      Irkutskenergo OJSC                                                79,800              59,451
      JSC Gazprom Neft                                                   8,500              32,385
      KAMAZ*                                                            31,400              73,324
      LUKOIL - ADR (London Exchange)                                     5,000             284,000
      LUKOIL - ADR (New York Exchange)                                   6,347             359,875
      Magnit OAO                                                         1,600             185,600
      Magnit OAO RegS - GDR                                              4,986             125,647
      Mechel - ADR                                                       9,699             241,505
      Mining & Metallurgical Co., Norilsk Nickel - ADR                   4,483              75,987
      MMC Norilsk Nickel JSC - ADR                                       9,500             161,975
      Mobile Telesystems OJSC                                           25,700             212,796
      Mobile Telesystems OJSC -  ADR                                    11,210             237,988
      NovaTek OAO - GDR                                                    393              33,759
      Novolipetsk Steel - GDR(1)                                         2,800             100,800
      OGK-4 OJSC*                                                      135,689              12,076
      Pharmstandard - GDR*                                               3,276              61,630
      Rosneft Oil Co. - GDR*                                            42,776             285,316
      Rostelecom - ADR*                                                  1,866              49,542
      RusHydro - ADR*                                                   16,288              83,395
      Sberbank of Russian Federation                                   647,314           1,815,716
      Severstal*(1)                                                      4,300              63,913
      Severstal RegS - GDR*                                              2,200              32,560
      Sistema JSFC - GDR                                                 3,500              94,500
      Surgutneftegaz - ADR                                              23,500             225,130
      Surgutneftegaz - ADR                                              10,000              46,800
      Surgutneftegaz - ADR (London Exchnage)                             7,026              66,044
      Tatneft - ADR                                                      4,041             126,443
      Tatneft - GDR                                                      4,000             125,160
      TGK-2*                                                           665,824                 166
      TMK OAO - GDR*                                                     1,300              22,425
      TMK OAO-CLS                                                        1,300               5,561
      VTB Bank OJSC                                                     16,921              97,380
      Wimm-Bill-Dann Foods OJSC - ADR                                    7,200             162,864

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      X5 Retail Group NV - GDR*                                          6,625   $         265,000
                                                                                 -----------------
   TOTAL RUSSIA                                                                          7,209,269
                                                                                 -----------------
   SINGAPORE -- 0.8%
      CapitaLand, Ltd.                                                 174,000             537,176
      CapitaMalls Asia, Ltd.                                            51,000              83,765
      City Developments, Ltd.                                            1,000               9,703
      ComfortDelgro Corp., Ltd.                                          5,000               5,779
      Cosco Corp. Singapore, Ltd                                         1,000               1,346
      DBS Group Holdings, Ltd.                                           7,000              74,945
      Fraser & Neave, Ltd.                                              53,000             261,957
      Genting Singapore PLC*                                            32,000              45,259
      Golden Agri-Resources, Ltd.                                      363,040             157,351
      Jardine Cycle & Carriage, Ltd.                                     4,335             129,546
      Keppel Corp., Ltd.                                                 5,000              34,142
      Keppel Land, Ltd.                                                 16,000              49,274
      Neptune Orient Lines, Ltd.*                                       46,500              70,010
      Olam International, Ltd.                                          21,000              52,057
      Oversea-Chinese Banking Corp., Ltd.                                4,029              27,113
      SembCorp Industries, Ltd.                                         26,000              86,199
      Singapore Airlines, Ltd.                                          24,000             297,833
      Singapore Exchange, Ltd.                                           3,000              20,576
      Singapore Telecommunications, Ltd.                                 3,000               7,163
      United Industrial Corp., Ltd.                                      1,000               1,779
      United Overseas Land Group, Ltd.                                  34,000             119,702
      Venture Corp., Ltd.                                               13,000              97,072
                                                                                 -----------------
   TOTAL SINGAPORE                                                                       2,169,747
                                                                                 -----------------
   SLOVENIA -- 0.2%
      Gorenje Velenje*                                                   2,600              46,078
      Krka dd Novo mesto                                                 2,670             231,205
      Luka Koper*                                                        1,120              24,689
      Mercator Poslovni Sistem                                             300              61,625
      Nova Kreditna Banka Maribor*                                       4,800              67,726
      Petrol                                                               110              37,623
      Sava DD                                                              100              25,620
      Telekom Slovenije DD                                                 400              48,886
                                                                                 -----------------
   TOTAL SLOVENIA                                                                          543,452
                                                                                 -----------------
   SOUTH AFRICA -- 2.6%
      ABSA Group, Ltd.                                                   4,900              94,200
      Adcorp Holdings, Ltd.                                             10,600              39,479
      Aeci, Ltd.                                                         3,000              31,419
      African Bank Investments, Ltd.                                    11,480              59,045
      African Rainbow Minerals, Ltd.                                     2,100              50,615
      Allied Electronics Corp., Ltd.                                     4,900              18,974
      Anglo Platinum, Ltd.*                                                900              85,348
      AngloGold Ashanti, Ltd.                                            4,200             194,838
      ArcelorMittal South Africa, Ltd.                                   2,610              30,832
      Aspen Pharmacare Holdings, Ltd.*                                  19,039             256,758
      Aveng, Ltd.                                                        9,600              59,912
      AVI, Ltd.                                                         12,300              48,016
      Barloworld, Ltd.                                                   7,400              49,685
      Bidvest Group, Ltd.                                                7,925             167,317
      Discovery Holdings, Ltd.                                           7,999              44,894
      Exxaro Resources, Ltd.                                            13,150             227,145
      FirstRand, Ltd.                                                  138,301             425,801
      Foschini, Ltd.                                                     5,700              67,866
      Fountainhead Property Trust                                       18,100              17,969

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Gold Fields, Ltd.                                                  7,500   $         113,626
      Grindrod, Ltd.                                                    12,600              30,369
      Group Five, Ltd.                                                   4,500              23,564
      Harmony Gold Mining Co., Ltd.                                      4,800              53,714
      Impala Platinum Holdings, Ltd.                                    10,777             278,306
      Imperial Holdings, Ltd.                                           13,664             222,400
      Investec, Ltd.                                                     7,000              59,724
      JSE, Ltd.                                                          2,600              27,435
      Kumba Iron Ore, Ltd.                                               1,400              72,896
      Liberty Holdings, Ltd.                                             2,800              28,461
      Massmart Holdings, Ltd.                                            6,505             137,935
      MTN Group, Ltd.                                                   43,400             784,534
      Murray & Roberts Holdings, Ltd.                                   11,000              70,858
      Nampak, Ltd.                                                      11,100              30,193
      Naspers, Ltd.                                                      5,101             249,406
      Nedbank Group, Ltd.                                                2,800              59,248
      Netcare, Ltd.*                                                    31,200              61,950
      New Clicks Holdings, Ltd.                                         17,208             109,120
      Pick'n Pay Stores, Ltd.                                            4,000              24,802
      Pretoria Portland Cement Co., Ltd.                                 4,421              20,271
      Raubex Group, Ltd.                                                10,200              33,365
      Remgro, Ltd.                                                       5,000              78,247
      Reunert, Ltd.                                                      6,700              59,606
      RMB Holdings, Ltd.                                                21,039             114,548
      SA Corporate Real Estate Fund                                     99,600              44,154
      Sanlam, Ltd.                                                      82,180             310,080
      Sasol, Ltd.                                                        4,900             219,951
      Shoprite Holdings, Ltd.                                           26,289             373,200
      Standard Bank Group, Ltd.                                         28,400             452,265
      Steinhoff International Holdings, Ltd.*                           29,000              85,416
      Telkom SA, Ltd.                                                   10,100              55,787
      The Spar Group, Ltd.                                               4,200              55,978
      Tiger Brands, Ltd.                                                 5,314             144,548
      Truworths International, Ltd.                                      4,400              44,188
      Vodacom Group Pty, Ltd.                                           19,854             197,251
      Wilson Bayly Holmes-Ovcon, Ltd.                                    2,800              50,213
      Woolworths Holdings, Ltd.                                         67,415             261,526
                                                                                 -----------------
   TOTAL SOUTH AFRICA                                                                    7,009,248
                                                                                 -----------------
   SOUTH KOREA -- 3.4%
      Amorepacific Corp.                                                    70              70,353
      Busan Bank                                                        13,125             161,724
      Cheil Industries, Inc.                                               890              77,897
      CJ CheilJedang Corp.                                                 376              79,470
      Daelim Industrial Co., Ltd.                                        3,419             253,071
      Daewoo Engineering & Construction Co., Ltd.                        4,364              43,056
      Daewoo International Corp.                                         1,379              48,617
      Doosan Heavy Industries and Construction Co., Ltd.                   430              32,017
      Doosan Infracore Co., Ltd.*                                        2,200              46,209
      GS Holdings Corp.                                                  3,369             163,095
      Hana Financial Group, Inc.                                         2,270              67,189
      Hanjin Shipping Co., Ltd.*                                         1,497              44,178
      Hankook Tire Co., Ltd.                                               810              23,407
      Hanmi Pharm Co., Ltd.*                                               247              24,911
      Hanwha Chem Corp.                                                  4,700             112,734
      Hynix Semiconductor, Inc.*                                         3,690              71,680
      Hyosung Corp.                                                      2,184             235,590

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Hyundai Department Store Co., Ltd.                                   430   $          52,041
      Hyundai Development Co.                                              700              18,540
      Hyundai Heavy Industries                                             941             270,272
      Hyundai Marine & Fire Insurance Co., Ltd                           7,680             149,525
      Hyundai Merchant Marine Co., Ltd.                                  2,080              92,485
      Hyundai Mipo Dockyard Co., Ltd.                                      370              61,166
      Hyundai Mobis                                                      1,172             264,156
      Hyundai Motor Co.                                                  4,023             539,811
      Hyundai Securities Co.                                             4,630              64,968
      Hyundai Steel Co.                                                    750              76,957
      Industrial Bank of Korea                                          12,080             165,269
      KB Financial Group, Inc.                                           3,513             150,964
      KCC Corp.                                                            120              38,623
      Kia Motors Corp.                                                   8,720             281,426
      Kolon Industries, Inc.*                                              930              62,231
      Korea Electric Power Corp.*                                        5,000             128,919
      Korea Exchange Bank                                                2,950              35,703
      Korea Gas Corp.                                                      400              17,137
      Korea Line Corp.*                                                    330              13,747
      Korea Zinc Co., Ltd.                                                 300              82,350
      Korean Air Lines Co., Ltd.*                                          800              54,444
      KT Corp.                                                           1,231              49,337
      KT&G Corp.                                                         2,220             132,392
      LG Chem, Ltd.                                                      1,195             349,513
      LG Corp.                                                           3,959             286,444
      LG Display Co., Ltd.                                               1,160              40,082
      LG Electronics, Inc.                                                 770              64,895
      LG International Corp.                                             3,310             111,470
      LG Telecom, Ltd.                                                   5,860              37,876
      Lotte Shopping Co., Ltd.                                             719             299,518
      Macquarie Korea Infrastructure Fund                                5,769              24,488
      Mirae Asset Securities Co., Ltd.                                     388              20,349
      NHN Corp.*                                                           380              65,319
      OCI Co., Ltd.                                                        270              83,705
      POSCO                                                                750             339,399
      POSCO - ADR                                                        3,739             426,171
      S-Oil Corp.                                                          740              45,753
      Samsung C&T Corp.                                                  1,000              54,550
      Samsung Card Co.                                                   1,000              50,340
      Samsung Electro-Mechanics Co., Ltd.                                  470              51,318
      Samsung Electronics Co., Ltd.                                      2,089           1,423,506
      Samsung Fire & Marine Insurance Co., Ltd.                            430              73,537
      Samsung Heavy Industries Co., Ltd.                                 1,680              44,422
      Samsung Securities Co., Ltd.                                         540              30,735
      Shinhan Financial Group Co., Ltd.                                 10,680             408,842
      Shinsegae Co., Ltd.                                                  150              79,062
      SK Energy Co., Ltd.                                                  800             102,083
      SK Holdings Co., Ltd.                                                320              33,256
      SK Telecom Co., Ltd.                                                 600              90,243
      Woongjin Coway Co., Ltd.                                           1,510              58,798
      Woori Finance Holdings Co., Ltd.                                  14,880             185,307

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Woori Investment & Securities Co., Ltd.                            1,600   $          29,257
                                                                                 -----------------
   TOTAL SOUTH KOREA                                                                     9,267,899
                                                                                 -----------------
   SPAIN -- 0.7%
      Acciona SA                                                         1,406             118,761
      Amadeus IT Holding SA - Class A*                                   1,521              27,982
      Banco de Sabadell SA                                              50,221             251,536
      Banco de Valencia SA                                               3,309              18,856
      Banco Popular Espanol SA                                          46,930             297,495
      Banco Santander Central Hispano SA - ADR                           5,455              69,060
      Banco Santander SA                                                 7,238              91,933
      Criteria Caixacorp SA                                             29,590             155,425
      Gas Natural SDG SA                                                 2,123              31,648
      Iberdrola Renovables SA                                           18,403              61,164
      Iberdrola SA                                                      36,397             279,996
      Repsol YPF SA - ADR                                               18,295             470,730
      Ryanair Holdings                                                     848               4,526
                                                                                 -----------------
   TOTAL SPAIN                                                                           1,879,112
                                                                                 -----------------
   SWEDEN -- 1.3%
      Alfa Laval AB                                                      5,729             100,380
      Assa Abloy AB - Class B                                            3,095              78,060
      Atlas Copco AB - Class A                                          11,216             216,487
      Bankas Snoras AB*                                                 30,780              14,705
      Boliden AB                                                         2,644              40,050
      Electrolux AB - Class B                                            2,214              54,526
      Elekta AB - Class B                                                1,667              60,345
      Hennes & Mauritz AB  - Class B                                     4,408             159,635
      Holmen AB - Class B                                                2,300              70,941
      Investor AB - Class B                                             17,745             360,410
      Nordea Bank AB                                                    43,431             452,329
      Skandinaviska Enskilda Banken AB                                  15,031             111,456
      Skanska AB - Class B                                              11,637             213,219
      SKF AB - Class B                                                   3,084              70,919
      SSAB AB - Class A                                                  4,196              66,921
      SSAB AB - Class B                                                  1,865              26,189
      Svenska Cellulosa AB - Class B                                    24,212             368,190
      Swedbank AB (ForeningsSparbanken AB) - Class A*                    6,735              93,376
      Swedish Match AB                                                   2,466              65,781
      Tele2 AB - Class B                                                13,697             287,541
      Telefonaktiebolaget LM Ericsson - ADR                             34,600             379,562
      Telefonaktiebolaget LM Ericsson - Class B                          8,868              97,359
      TeliaSonera AB                                                     4,613              37,367
      Volvo AB - Class B*                                                9,831             144,394
                                                                                 -----------------
   TOTAL SWEDEN                                                                          3,570,142
                                                                                 -----------------
   SWITZERLAND -- 4.0%
      ABB, Ltd.*                                                        34,406             725,129
      Adecco SA                                                          1,813              94,741
      Baloise Holding AG                                                 2,000             180,329
      Banque Cantonale Vaudoise                                             90              46,115
      Compagnie Financiere Richemont SA                                 13,572             653,428
      Credit Suisse Group - ADR                                          2,772             117,976
      Credit Suisse Group AG                                             2,484             106,170

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Dufry Group Registered Shares*                                     1,761   $         168,278
      Flughafen Zuerich AG                                                 170              61,762
      Givaudan SA                                                          127             129,759
      Holcim, Ltd.                                                       6,819             437,876
      Kuehne & Nagel International AG                                    2,353             282,556
      Lonza Group AG                                                     1,736             148,310
      Nestle SA                                                         27,545           1,467,441
      Nobel Biocare Holding AG                                           5,278              94,802
      Novartis AG                                                       17,642           1,011,679
      Novartis AG - ADR                                                  4,100             236,447
      Pargesa Holding SA                                                 1,089              79,515
      Roche Holding AG - Genusschein                                     9,367           1,279,246
      Schindler Holding AG                                                 856              91,467
      Schindler Holding AG - Part Cert.                                  1,290             138,367
      Sika AG                                                               94             173,431
      Swatch Group AG                                                      821             308,883
      Swiss Life Holding AG*                                               677              77,094
      Swiss Reinsurance                                                  6,668             292,397
      Syngenta AG                                                          376              93,441
      UBS AG*                                                           65,047           1,104,141
      Zurich Financial Services AG                                       6,032           1,413,697
                                                                                 -----------------
   TOTAL SWITZERLAND                                                                    11,014,477
                                                                                 -----------------
   TAIWAN -- 3.4%
      Acer, Inc.                                                        15,870              40,333
      Advanced Semiconductor Engineering, Inc.                          71,451              57,748
      Asia Cement Corp.                                                 39,359              40,126
      Asustek Computer, Inc.                                             6,312              45,257
      AU Optronics Corp.*                                              214,125             222,065
      Capital Securities Corp.                                          85,852              38,884
      Catcher Technology Co., Ltd.                                       9,438              21,751
      Cathay Financial Holding Co., Ltd.                                55,650              85,056
      Cathay Real Estate Development Co., Ltd.                          84,000              42,347
      Chang Hwa Commercial Bank                                         67,000              44,822
      Chicony Electronics Co., Ltd.                                      1,950               4,120
      China Airlines*                                                   80,004              57,619
      China Development Financial Holding Corp.                        190,868              55,351
      China Steel Corp.                                                144,374             149,266
      Chinatrust Financial Holding Co., Ltd.                           285,003             179,715
      Chipbond Technology Corp.*                                        77,000             118,304
      Chunghwa Picture Tubes, Ltd.*                                     65,418               9,444
      Chunghwa Telecom Co., Ltd.                                       174,780             391,614
      Compal Electronics, Inc.                                          59,735              71,415
      Coretronic Corp.                                                  91,000             139,814
      D-Link Corp.                                                      88,046              96,243
      Delta Electronics, Inc.                                           62,888             262,692
      E.Sun Financial Holding Co., Ltd.                                126,851              65,777
      Epistar Corp.                                                     10,099              31,938
      Far Eastern Department Stores Co., Ltd.                           44,341              55,778
      Far Eastern Textile Co., Ltd.                                    116,480             160,320
      Far EasTone Telecommunications Co., Ltd.                          36,000              50,414
      First Financial Holding Co., Ltd.                                 78,679              52,131

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Formosa Chemicals & Fibre Corp.                                   87,950   $         212,545
      Formosa Petrochemical Corp.                                       33,990              87,582
      Formosa Plastics Corp.                                            60,040             147,402
      Fubon Financial Holding Co., Ltd.                                171,141             210,629
      HannStar Display Corp.*                                          144,049              28,772
      High Tech Computer Corp.                                          37,908             860,291
      HON HAI Precision Industry Co., Ltd.                             130,471             490,704
      Hotai Motor Co., Ltd.                                             20,000              57,232
      Hua Nan Financial Holdings Co., Ltd.                              74,261              48,253
      Huaku Construction Co., Ltd.                                      21,311              59,005
      Innolux Display Corp.*                                            37,389              50,863
      KGI Securities Co., Ltd.-144A GDR@                                 7,872              70,895
      Largan Precision Co., Ltd.                                         8,000             152,361
      Lien Hwa Industrial Corp.                                         72,918              46,330
      Lite-On Technology Corp.                                         120,807             152,355
      MediaTek, Inc.                                                     6,082              85,463
      Mega Financial Holding Co., Ltd.                                 329,000             221,148
      Motech Industries, Inc.                                           11,628              43,361
      Nan Kang Rubber Tire Co., Ltd.*                                   21,800              29,551
      Nan Ya Plastics Corp.                                             62,730             137,341
      Nanya Technology Corp.*                                           38,890              26,328
      Novatek Microelectronics Corp., Ltd.                              10,145              28,738
      Pegatron Corp.*                                                   16,990              22,215
      POU Chen Corp.                                                    46,157              40,408
      Powerchip Semiconductor Corp.*                                    66,340              18,368
      Powertech Technology, Inc.                                        54,000             173,711
      President Chain Store Corp.                                       35,576             153,161
      Qisda Corp.*                                                      69,120              49,006
      Quanta Computer, Inc.                                             40,571              65,840
      Realtek Semiconductor Corp.                                        8,739              20,196
      Shin Kong Financial Holding Co., Ltd.*                            74,319              26,643
      Siliconware Precision Industries Co.                              36,000              37,796
      Sincere Navigation                                                74,000              87,640
      Sino-American Silicon Products, Inc.                              12,562              37,676
      SinoPac Financial Holdings Co., Ltd.                             121,000              45,315
      Synnex Technology International Corp.                             23,941              55,482
      Tainan Spinning Co., Ltd.                                        110,160              60,296
      Taishin Financial Holding Co., Ltd.*                              84,859              38,027
      Taiwan Cement Corp.                                              150,560             160,962
      Taiwan Cooperative Bank                                           88,550              62,923
      Taiwan Fertilizer Co., Ltd.                                       16,000              49,985
      Taiwan Kolin Co., Ltd.                                           141,000                  --
      Taiwan Mobile Co., Ltd.                                          124,527             257,094
      Taiwan Semiconductor Manufacturing Co., Ltd.                     309,699             614,610
      Tatung Co., Ltd.*                                                287,000              56,589
      Tripod Technology Corp.                                           53,270             203,760
      Tung Ho Steel Enterprise Corp.                                    37,476              35,027

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Uni-President Enterprises Corp.                                  179,738   $         233,291
      Unimicron Technology Corp.                                        99,370             174,303
      United Microelectronics Corp.                                    131,000              58,075
      Walsin Lihwa Corp.*                                              120,000              71,443
      Winbond Electronics Corp.*                                       184,000              48,825
      Wintek Corp.*                                                     58,000              90,876
      Wistron Corp.                                                     29,045              52,992
      WPG Holdings Co., Ltd.                                            75,515             149,862
      Yang Ming Marine Transport Corp.*                                 83,598              53,651
      Yuanta Financial Holding Co., Ltd.                               100,000              60,817
      Yulon Motor Co., Ltd.                                             43,640              78,783
      Zinwell Corp.                                                     22,435              39,496
                                                                                 -----------------
   TOTAL TAIWAN                                                                          9,322,637
                                                                                 -----------------
   THAILAND -- 1.1%
      Advanced Info Service PCL - For Reg                               52,200             163,394
      Airports of Thailand PCL                                          24,900              34,048
      Bangkok Bank PCL                                                  52,700             280,430
      Bangkok Dusit Medical Service PCL                                 20,600              26,811
      Bangkok Expressway PCL                                            50,500              31,115
      Banpu PCL                                                          8,400             199,275
      BEC World PCL                                                     34,300              43,793
      Bumrungrad Hospital PCL                                           16,000              18,451
      CalComp Electronics Thailand PCL                                 211,500              27,596
      Central Pattana PCL                                               44,600              44,453
      Charoen Pokphand Foods PCL                                       140,200             116,641
      CP ALL PCL                                                        79,000             109,975
      Electricity Generating PCL                                        15,300              46,883
      Hana Microelectronics PCL                                         55,800              46,883
      IRPC PCL                                                         269,900              36,995
      Kasikornbank PCL                                                     100                 386
      Kasikornbank PCL - For Reg                                        33,200             135,644
      Khon Kaen Sugar Industry PCL                                      39,100              14,171
      Krung Thai Bank PCL                                              442,986             246,671
      Minor International PCL                                           43,850              19,505
      PTT Aromatics & Refining PCL                                      59,778              51,210
      PTT Chemical PCL - Foreign                                        14,400              64,053
      PTT Exploration & Production PCL                                  31,800             161,358
      PTT Exploration & Production PCL - For Reg                           300               1,522
      PTT PCL                                                           38,300             373,535
      Quality House PCL                                                838,700              72,954
      Ratchaburi Electricity Generating Holding PCL                     46,000              57,595
      Siam Cement PCL                                                    7,000              84,876
      Siam City Cement PCL                                               4,600              36,527
      Siam Commercial Bank PCL                                          22,000              75,025
      Siam Makro PCL                                                     3,300              16,310
      Thai Airways International PCL                                    46,000              59,489
      Thai Beverage PCL                                                344,000              71,934
      Thai Oil PCL                                                      25,600              44,494
      Thai Union Frozen Products PCL                                    16,400              31,206
      TMB Bank PCL*                                                    546,200              44,272
      Total Access Communication PCL                                    31,000              41,540
                                                                                 -----------------
   TOTAL THAILAND                                                                        2,931,020
                                                                                 -----------------

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
   TURKEY -- 1.2%
      Akbank TAS                                                        27,103   $         165,816
      Akcansa Cimento AS                                                 4,900              25,913
      Akenerji Electrik Uretim AS*                                       5,751              15,268
      Anadolu Efes Biracilik ve Malt Sanayii AS                          5,963              93,162
      Anadolu Efes Biracilik ve Malt Sanayii AS - ADR                        3                   9
      Arcelik AS                                                        32,478             178,494
      Bim Birlesik Magazalar AS                                          2,500              72,155
      Cimsa Cimento Sanayi ve Tica                                       4,400              33,459
      Dogan Sirketler Grubu Holding AS                                  45,907              33,322
      Dogan Yayin Holding*                                              45,427              43,965
      Dogus Otomotiv Servis ve Ticaret AS*                               6,500              42,239
      Eczacibasi Ilac Sanayi                                            19,500              35,588
      Enka Insaat ve Sanayi AS                                          21,904              95,396
      Eregli Demir ve Celik Fabrikalari TAS*                            22,351              79,574
      Ford Otomotiv Sanayi AS                                           10,219              87,599
      Haci Omer Sabinci Holding AS                                      11,778              61,066
      Ihlas Holding*                                                    53,700              28,213
      Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*                68,862              31,419
      KOC Holding AS                                                    83,228             396,995
      Petkim Petrokimya Holding AS*                                     24,518              38,813
      Petrol Ofisi AS*                                                   6,494              27,609
      Sekerbank TAS                                                          1                   1
      Tofas Turk Otomobil Fabrikasi AS                                   3,100              16,073
      Tupras-Turkiye Petrol Rafine                                       9,859             265,806
      Turk Hava Yollari Anonim Ortakligi*                               60,427             246,462
      Turk Telekomunikasyon AS                                          51,383             230,887
      Turkcell Iletisim Hizmet AS                                       26,208             176,647
      Turkiye Garanti Bankasi AS                                        46,653             270,910
      Turkiye Halk Bankasi AS                                            8,554              79,239
      Turkiye Is Bankasi                                                34,242             145,580
      Turkiye Vakiflar Bankasi Tao                                      70,364             214,028
      Ulker Biskuvi Sanayi AS                                            8,021              23,954
      Yapi ve Kredi Bankasi AS*                                         19,578              67,671
      Yazicilar Holding AS                                               2,500              19,356
                                                                                 -----------------
   TOTAL TURKEY                                                                          3,342,688
                                                                                 -----------------
   UKRAINE -- 0.0%
      UkrTelecom - GDR*(1)                                               9,846              41,610
                                                                                 -----------------
   TOTAL UKRAINE                                                                            41,610
                                                                                 -----------------
   UNITED ARAB EMIRATES -- 0.4%
      Aabar Investments PJSC                                            83,600              33,006
      Abu Dhabi Commercial Bank*                                        60,000              37,411
      Abu Dhabi National Hotels                                         50,000              40,978
      Air Arabia                                                       301,400              68,114
      Aldar Properties PJSC                                             61,000              41,190
      Amlak Finance PJSC*                                               50,900              11,434
      Arabtec Holding Co.*                                              69,500              38,225
      Dana Gas PJSC*                                                   469,700             106,148
      DP World, Ltd.                                                   343,400             178,225
      Dubai Financial Market                                            34,800              16,582
      Dubai Investments PJSC                                           132,732              33,899
      Dubai Islamic Bank PJSC                                           65,548              40,692
      Emaar Properties PJSC*                                           197,000             200,074

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Emirates NBD PJSC                                                 52,030   $          40,658
      First Gulf Bank PJSC                                               9,400              38,263
      Gulf Cement Co.                                                   65,000              31,857
      National Bank of Abu Dhabi PJSC                                   37,620             120,357
      Tabreed*                                                         180,472              19,754
      Union National Bank/Abu Dhabi*                                    43,560              40,326
      Union Properties PJSC*                                            65,340               7,383
                                                                                 -----------------
   TOTAL UNITED ARAB EMIRATES                                                            1,144,576
                                                                                 -----------------
   UNITED KINGDOM -- 8.6%
      Amlin PLC                                                          3,788              23,880
      Anglo American PLC (London Exchange)                              13,511             536,021
      ARM Holdings PLC                                                  35,520             218,840
      Associated British Foods PLC                                      37,231             613,518
      AstraZeneca PLC                                                    9,615             488,393
      Aviva PLC                                                         89,532             561,034
      BAE Systems PLC                                                  112,835             606,733
      Barclays PLC                                                     148,347             698,180
      Barclays PLC - ADR                                                11,070             208,670
      BG Group PLC                                                       8,818             154,936
      BHP Billiton PLC                                                  31,368             997,835
      BP PLC - ADR                                                       1,300              53,521
      British Airways PLC*                                              20,841              79,490
      Burberry Group PLC                                                 1,248              20,389
      Cable & Wireless Worldwide PLC                                    29,933              34,584
      Cairn Energy PLC*                                                 10,633              75,766
      Carnival PLC - ADR                                                 6,900             272,964
      Compass Group PLC                                                 25,911             215,932
      Diageo PLC                                                         6,877             118,401
      easyJet PLC*                                                       7,181              41,727
      Eurasian Natural Resources Corp.                                  21,689             312,943
      GlaxoSmithKline PLC                                               48,502             955,823
      Hammerson PLC                                                      4,858              30,091
      HFC Bank Ghana, Ltd.                                             243,750              83,816
      HSBC Holdings PLC                                                 38,961             394,763
      Imperial Tobacco Group PLC                                        39,120           1,165,771
      International Power PLC                                           65,107             396,832
      J Sainsbury PLC                                                  141,640             869,313
      Johnson Matthey PLC                                                  660              18,268
      Kazakhmys PLC                                                     20,975             478,427
      Kingfisher PLC                                                   102,026             375,357
      Lloyds Banking Group PLC*                                        757,340             881,807
      Lloyds Banking Group PLC - ADR                                     7,315              33,722
      Lonmin PLC*                                                        1,633              42,814
      Man Group PLC                                                     23,210              79,885
      Mondi PLC                                                          1,785              14,427
      Next PLC                                                           1,938              67,464
      Old Mutual PLC                                                   181,413             395,553
      Pearson PLC - ADR                                                 21,390             331,973
      Peter Hambro Mining PLC                                            2,516              43,871
      Petrofac, Ltd.                                                     9,207             198,580
      Randgold Resources, Ltd.                                             398              39,826
      Reckitt Benckiser Group PLC                                        5,735             315,408
      Rexam PLC                                                         26,131             126,021
      Rio Tinto PLC                                                     33,371           1,950,635
      Rolls-Royce Group PLC*                                            17,888             169,584

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Royal Bank of Scotland Group PLC*                                128,607   $          95,377
      Royal Bank of Scotland Group PLC - ADR*                            4,404              65,311
      RSA Insurance Group PLC                                           46,162              94,778
      SABMiller PLC                                                      6,127             195,914
      Scottish & Southern Energy PLC                                    23,060             404,994
      Severn Trent PLC                                                   5,737             118,150
      Shire PLC                                                            917              20,657
      Standard Chartered PLC                                             1,219              34,966
      Standard Life PLC                                                  5,640              20,484
      Tesco PLC                                                         33,596             223,769
      The Sage Group PLC                                                10,061              43,669
      Thomas Cook Group PLC                                            144,753             390,659
      Travis Perkins PLC*                                                3,143              41,646
      TUI Travel PLC                                                    11,654              39,251
      Unilever PLC                                                         920              26,607
      Vedanta Resources PLC                                              8,772             298,335
      Vodafone Group PLC                                               125,372             309,402
      Vodafone Group PLC - ADR                                         102,707           2,548,161
      WM Morrison Supermarkets PLC                                     150,765             700,324
      Wolseley PLC*                                                      6,956             174,725
      WPP PLC                                                           23,964             265,208
      Xstrata PLC                                                       83,087           1,589,745
                                                                                 -----------------
   TOTAL UNITED KINGDOM                                                                 23,495,920
                                                                                 -----------------
   UNITED STATES -- 0.1%
      Brookfield Properties Corp.                                        9,800             153,062
      SPDR Gold Trust*                                                     623              79,688
                                                                                 -----------------
   TOTAL UNITED STATES                                                                     232,750
                                                                                 -----------------
   VIETNAM -- 0.2%
      Dragon Capital - Vietnam Enterprise Investments, Ltd.            271,745             529,903
                                                                                 -----------------
   TOTAL VIETNAM                                                                           529,903
                                                                                 -----------------
   TOTAL COMMON STOCK
      (Cost $193,185,678)                                                              228,221,632
                                                                                 -----------------
EXCHANGE-TRADED FUNDS -- 10.6%
      iShares MSCI EAFE Index Fund                                       2,600             142,792
      iShares MSCI India Index Fund*                                    95,600             760,976
      Market Vectors - Gold Miners ETF                                  15,340             857,966
      MFS International New Discovery Fund                             613,909          12,769,317
      SPDR S&P International Small Cap ETF                              77,730           2,171,776
      Vanguard International Explorer Fund                             793,786          12,105,234
                                                                                 -----------------
   TOTAL EXCHANGE-TRADED FUNDS
      (Cost $25,082,693)                                                                28,808,061
                                                                                 -----------------
PREFERRED STOCK -- 2.0%
   BRAZIL -- 1.8%
      AES Tiete SA, 11.34%                                               3,080              40,885
      Banco Bradesco SA, 0.59%                                          18,592             371,840
      Banco Itau Holding Financeira SA, 0.44%                           35,724             849,395
      Bradespar SA, 0.59%                                                1,900              45,299
      Braskem SA - Class A, 0.00%*                                       3,300              33,234

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Cia Brasileira de Distribuicao Grupo Pao de Acucar -
         Class B, 0.00%                                                     39   $           1,339
      Cia Brasileira de Distribuicao Grupo Pao de Acucar,
         0.64%                                                           1,384              47,532
      Cia de Bebidas das Americas, 0.64%                                 1,907             232,627
      Cia Energetica de Minas Gerais, 2.93%                              4,208              68,392
      Cia Energetica de Sao Paulo, 0.95%                                 4,100              61,282
      Cia Paranaense de Energia B, 0.90%                                 5,300             116,118
      Cia Vale do Rio Doce - Class A, 3.37%                             55,347           1,516,482
      Confab Industrial SA, 3.74%                                           --                   1
      Eletropaulo Metropolitana Eletricidade de Sao Paulo
         SA, 5.41%                                                         960              17,089
      Gerdau SA, 0.74%                                                   4,600              61,959
      Gol Linhas Aereas Inteligentes SA, 3.03%                           1,000              15,437
      Investimentos Itau SA, 0.62%                                      54,297             411,720
      Lojas Americanas SA, 0.35%                                         5,100              46,117
      Marcopolo SA, 1.47%                                               15,500              50,567
      Metalurgica Gerdau SA, 1.49%                                       1,700              27,399
      Net Servicos de Comunicacao SA, 0.00%*                             3,000              39,096
      Petroleo Brasileiro SA, 1.07%                                     30,600             495,170
      Suzano Papel e Celulose SA, 0.15%                                  9,300              87,778
      Telecomunicacoes de Sao Paulo SA, 4.46%                              900              22,074
      Tim Participacoes SA, 2.84%                                       10,000              32,388
      Ultrapar Participacoes SA, 2.73%                                     500              30,033
      Usinas Siderurgicas de Minas Gerais SA - Class A,
         1.26%                                                           4,300              57,638
      Vivo Participacoes SA, 1.76%                                       2,200              59,746
                                                                                 -----------------
   TOTAL BRAZIL                                                                          4,838,637
                                                                                 -----------------
   CHILE -- 0.0%
      Embotelladora Andina SA - Class B, 2.42%                           4,200              20,234
      Sociedad Quimica y Minera de Chile SA B, 3.94%                     2,000              96,764
                                                                                 -----------------
   TOTAL CHILE                                                                             116,998
                                                                                 -----------------
   CROATIA -- 0.0%
      Adris Grupa DD, 2.22%                                                579              29,901
                                                                                 -----------------
   TOTAL CROATIA                                                                            29,901
                                                                                 -----------------
   GERMANY -- 0.2%
      Fresenius SE AG, 1.98%                                             1,187              95,861
      Henkel AG & KGaA-Vorzug, 2.28%                                       745              40,016
      Porsche Automobil Holding SE AG, 1.44%                             5,699             282,215
      Volkswagen AG, 3.74%                                                 840             101,378
                                                                                 -----------------
   TOTAL GERMANY                                                                           519,470
                                                                                 -----------------
   RUSSIA -- 0.0%
      Transneft, 1.54%                                                      25              29,000
                                                                                 -----------------
   TOTAL RUSSIA                                                                             29,000
                                                                                 -----------------

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
   THAILAND -- 0.0%
      Siam Commercial Bank PCL, 5.25%                                   16,600   $          56,883
                                                                                 -----------------
   TOTAL THAILAND                                                                           56,883
                                                                                 -----------------
   TOTAL PREFERRED STOCK
      (Cost $3,747,853)                                                                  5,590,889
                                                                                 -----------------
RIGHTS -- 0.1%
   BOTSWANA -- 0.0%
      SCB Botswana RTS*                                                  1,489                  25
                                                                                 -----------------
   TOTAL BOTSWANA                                                                               25
                                                                                 -----------------
   BRAZIL -- 0.0%
      Petroleo Brasileiro SA*                                           10,491                  --
                                                                                 -----------------
   TOTAL BRAZIL                                                                                 --
                                                                                 -----------------
   GERMANY -- 0.0%
      Deutsche Bank AG*                                                  7,831              38,685
                                                                                 -----------------
   TOTAL GERMANY                                                                            38,685
                                                                                 -----------------
   MOROCCO -- 0.1%
      Douja Promotion Groupe Addoha SA*                                  6,000              74,418
      Lafarge Ciments*                                                     110              72,764
                                                                                 -----------------
   TOTAL MOROCCO                                                                           147,182
                                                                                 -----------------
   POLAND -- 0.0%
      Cersanit Allot Cert*                                               4,650              16,877
                                                                                 -----------------
   TOTAL POLAND                                                                             16,877
                                                                                 -----------------
   ROMANIA -- 0.0%
      Banca Transilvania RTS*                                          159,745               2,348
                                                                                 -----------------
   TOTAL ROMANIA                                                                             2,348
                                                                                 -----------------
   SLOVENIA -- 0.0%
      Gorenje*                                                             307                  --
                                                                                 -----------------
   TOTAL SLOVENIA                                                                               --
                                                                                 -----------------
   THAILAND -- 0.0%
      Thai Union*                                                          820                 209
                                                                                 -----------------
   TOTAL THAILAND                                                                              209
                                                                                 -----------------
   TOTAL RIGHTS
      (Cost $216,163)                                                                      205,326
                                                                                 -----------------
CALL WARRANTS -- 1.7%
      Citigroup Global Markets Holdings, Inc - Gulf Bank
         Exp.10/06/10                                                   25,000              45,677
      Citigroup Global Markets Holdings, Inc - Kuwait Food
         Co. Exp. 11/16/10                                              10,000              59,029
      Citigroup Global Markets Holdings, Inc - Kuwait Real
         Estate Co. Exp. 11/16/10                                      120,000              26,985
      Citigroup Global Markets Holdings, Inc - Mena
         Holdings Exp. 11/16/10                                         35,000              22,628
      Citigroup Global Markets Holdings, Inc - National
         Real Estate  Bank for Development                              40,000              25,860
      Citigroup Global Markets Holdings, Inc. - Boubyan
         Bank K.S.C. Exp. 10/06/10                                      20,000              42,164

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Citigroup Global Markets Holdings, Inc. - Commercial
         Bank of Kuwait Exp. 02/25/11                                   10,000   $          32,675
      Citigroup Global Markets Holdings, Inc. - Kuwait
         Finance House Exp. 01/14/10                                    20,000              80,105
      Citigroup Global Markets Holdings, Inc. - Mobile
         Telecommunication Co. Exp. 09/21/10                            50,000             238,911
      Citigroup Global Markets Holdings, Inc. - National
         Bank of Kuwait Exp. 10/15/10                                   32,500             168,994
      Citigroup Global Markets Holdings, Inc. - National
         Industries Group Holdings Exp. 01/14/10                        35,000              47,958
      Citigroup Global Markets Holdings, Inc. - National
         Investment Co. Exp. 10/06/10                                   30,000              42,164
      Citigroup Global Markets Holdings, Inc. - Public
         Warehousing Co. Exp. 03/17/11                                  15,000              26,877
      Citigroup Global Markets Holdings, Inc.- Boubyan
         Petrochemicals Exp. 10/06/10                                   60,000             120,167
      Citigroup Global Markets Holdings, Inc.- Gulf Cable
         and Electrical Industries Co.                                  12,500              86,963
      Henderson Land Development Co., Ltd. - CW11 Exp.
         06/01/11                                                        1,400                 404
      Khon Kaen Sugar Industry PCL  - CW13 Exp. 05/15/13                12,710               1,315
      Mediobanca SPA - CW11 Exp. 03/18/11                                2,495                  83
      Merill Lynch Int'l & Co. - CW15 Infrastructure
         Development Finance Co., Ltd., Exp. 07/29/15                   16,800              75,752
      Merrill Lynch Int'l & Co. -  CW15 Aditya Birla Nuvo
         Ltd., Exp. 6/11/15                                              1,600              30,456
      Merrill Lynch Int'l & Co. -  CW15 Axis Bank, Ltd.,
         Exp. 03/16/15                                                   2,760              94,318
      Merrill Lynch Int'l & Co. -  CW15 Container
         Corporation of India, Ltd., Exp. 02/02/15                       1,100              31,817
      Merrill Lynch Int'l & Co. -  CW15 Jaiprakash
         Associates, Ltd., Exp. 06/15/15                                11,900              31,943
      Merrill Lynch Int'l & Co. - CW10 Burgan Bank, Exp.
         12/06/10                                                       30,000              49,539
      Merrill Lynch Int'l & Co. - CW10 HDFC Bank, Ltd. -
         ADR, Exp. 12/30/10                                              2,551             141,228
      Merrill Lynch Int'l & Co. - CW10 Hindustan Unilever,
         Ltd., Exp. 12/30/10                                            14,000              96,224

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Merrill Lynch Int'l & Co. - CW10 Ranbaxy
         Laboratories, Ltd., Exp. 11/08/10                               2,500   $          30,919
      Merrill Lynch Int'l & Co. - CW11 ACC, Ltd., Exp.
         07/12/11                                                        2,900              63,840
      Merrill Lynch Int'l & Co. - CW11 Adani Enterprises,
         Ltd., Exp. 09/06/11                                             4,400              64,858
      Merrill Lynch Int'l & Co. - CW11 Bharti Airtel, Ltd.,
         Exp. 03/17/11                                                  34,096             277,758
      Merrill Lynch Int'l & Co. - CW11 Cairn India, Ltd.,
         Exp. 12/27/11                                                   4,470              33,303
      Merrill Lynch Int'l & Co. - CW11 Cipla, Ltd./India,
         Exp. 08/16/11                                                   6,800              48,749
      Merrill Lynch Int'l & Co. - CW11 Dr. Reddy's
         Laboratories, Ltd., Exp. 01/03/11                               1,700              54,507
      Merrill Lynch Int'l & Co. - CW11 Grasim Industries,
         Ltd., Exp. 05/02/11                                               300              14,814
      Merrill Lynch Int'l & Co. - CW11 Hero Honda Motors,
         Ltd., Exp. 05/02/11                                             1,400              57,849
      Merrill Lynch Int'l & Co. - CW11 Housing Development
         Finance Corp., Exp. 01/18/11                                    2,760              45,005
      Merrill Lynch Int'l & Co. - CW11 Indian Oil Corp.,
         Ltd., Exp. 08/25/11                                             9,200              85,279
      Merrill Lynch Int'l & Co. - CW11 Mahindra & Mahindra,
         Ltd., Exp. 05/03/11                                            11,800             181,468
      Merrill Lynch Int'l & Co. - CW11 Maruti Suzuki India,
         Ltd., Exp. 06/13/11                                             1,400              44,863
      Merrill Lynch Int'l & Co. - CW11 Reliance Capital,
         Ltd., Exp. 09/20/11                                             3,100              53,803
      Merrill Lynch Int'l & Co. - CW11 Reliance
         Communications, Ltd., Exp. 01/25/11                            20,229              75,805
      Merrill Lynch Int'l & Co. - CW11 Reliance Natural
         Resources, Ltd., Exp. 01/25/11                                 42,400              36,445
      Merrill Lynch Int'l & Co. - CW11 Sterlite Industries
         India, Ltd., Exp. 03/24/11                                      2,500               9,279
      Merrill Lynch Int'l & Co. - CW11 Tata Steel, Ltd.,
         Exp. 10/18/11                                                   2,050              29,719
      Merrill Lynch Int'l & Co. - CW11 United Spirits,
         Ltd., Exp. 10/05/11                                             2,200              76,979
      Merrill Lynch Int'l & Co. -  CW12 ABB Ltd. India, Exp.
         06/27/12                                                        2,560              52,487

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Merrill Lynch Int'l & Co. - CW12 Colgate Palmolive
         India, Ltd., Exp. 10/25/12                                        700   $          13,563
      Merrill Lynch Int'l & Co. - CW12 DLF, Ltd., Exp.
         06/21/12                                                        4,300              36,167
      Merrill Lynch Int'l & Co. - CW12 Essar Oil, Ltd.,
         Exp. 07/20/12                                                   5,730              16,413
      Merrill Lynch Int'l & Co. - CW12 Kotak Mahindra Bank,
         Ltd., Exp. 04/20/12                                             8,400              88,979
      Merrill Lynch Int'l & Co. - CW12 Mundra Port and
         Special Economic Zone, Ltd., Exp. 11/23/12                     21,000              78,297
      Merrill Lynch Int'l & Co. - CW12 Power Grid Corp of
         India, Ltd., Exp. 09/27/12                                     24,600              58,265
      Merrill Lynch Int'l & Co. - CW12 Punj Lloyd, Ltd.,
         Exp. 06/25/12                                                   4,400              12,383
      Merrill Lynch Int'l & Co. - CW13 Indiabulls
         Securities, Ltd., Exp. 01/08/13                                 4,800               2,909
      Merrill Lynch Int'l & Co. - CW13 Jindal Steel &
         Power, Ltd., Exp. 01/30/13                                      4,700              73,926
      Merrill Lynch Int'l & Co. - CW13 Piramal Healthcare,
         Ltd., Exp. 02/05/13                                             6,060              67,318
      Merrill Lynch Int'l & Co. - CW14 Larsen & Toubro,
         Ltd., Exp. 06/10/14                                             1,900              86,756
      Merrill Lynch Int'l & Co. - CW14 NTPC, Ltd., Exp.
         10/06/14                                                       22,673             109,041
      Merrill Lynch Int'l & Co. - CW14 Oil & Natural Gas
         Corp., Ltd., Exp. 02/18/14                                      4,257             132,931
      Merrill Lynch Int'l & Co. - CW14 Reliance Industries,
         Ltd., Exp. 06/23/14                                                 1                  11
      Merrill Lynch Int'l & Co. - CW14 Sesa Goa, Ltd. Exp.
         12/04/14                                                        4,700              34,138
      Merrill Lynch Int'l & Co. - CW14 Steel Authority of
         India, Ltd., Exp. 03/25/14                                      9,100              41,508
      Merrill Lynch Int'l & Co. - CW14 Tata Consultancy
         Services, Ltd., Exp. 08/06/14                                   5,840             119,014
      Merrill Lynch Int'l & Co. - CW14 Ultratech Cement
         Ltd., Exp. 06/10/14                                               171               4,051
      Merrill Lynch Int'l & Co. - CW15 Bharat Heavy
         Electricals Ltd., Exp. 08/17/15                                 1,594              88,043
      Merrill Lynch Int'l & Co. - CW15 Housing Development
         Finance Corp., Exp. 08/19/15                                   11,040             180,018

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
      Merrill Lynch Int'l & Co. - CW15 Nestle India Ltd.,
         Exp. 09/17/15                                                   1,500   $         111,819
      Merrill Lynch Int'l & Co. - CW15 Sterlite Industries
         India Ltd., Exp. 06/24/15                                       7,500              27,838
      Merrill Lynch Int'l & Co. - CW15 Sun Pharmaceuticals
         Industries, Ltd., Exp. 02/02/15                                 2,400             107,844
      Merrill Lynch Int'l & Co. - CW15 Suzlon Energy Ltd.,
         Exp. 08/15/15                                                  10,500              12,236
      Merrill Lynch Int'l & Co. - CW15 Tata Power Co. Ltd.,
         Exp. 09/17/15                                                   2,240              67,556
      Merrill Lynch Int'l & Co. - CW15 Unitech Ltd., Exp.
         07/07/15                                                       10,200              20,030
                                                                                 -----------------
   TOTAL CALL WARRANTS
      (Cost $3,939,346)                                                                  4,549,019
                                                                                 -----------------
CERTIFICATES -- 0.2%
   SAUDI ARABIA -- 0.2%
      HSBC Bank PLC - Al Rajhi Bank, Exp. 04/30/12                       1,700              35,697
      HSBC Bank PLC - Alinma Bank, Exp. 06/04/12                        10,150              29,771
      HSBC Bank PLC - Almari Co., Ltd., Exp. 03/27/12                      800              43,143
      HSBC Bank PLC - Arab National Bank, Exp. 06/04/12                  3,000              33,277
      HSBC Bank PLC - Banque Saudi Fransi, Exp. 04/30/12                 3,300              41,973
      HSBC Bank PLC - Ethad Etisalat Co., Exp. 04/02/12                  4,700              66,735
      HSBC Bank PLC - National Industrialization Co., Exp.
         05/14/12                                                        6,820              55,101
      HSBC Bank PLC - Riyad Bank, Exp. 06/11/12                          2,500              18,865
      HSBC Bank PLC - Saudi Arabian Fertilizer Co., Exp.
         06/04/12                                                        1,100              42,237
      HSBC Bank PLC - Saudi Basic Industries Corp., Exp.
         03/26/12                                                        3,800              90,939
      HSBC Bank PLC - Saudi Ind Investment Group., Exp.
         06/11/12                                                        5,750              28,211
      HSBC Bank PLC - Saudi Telecom Co., Exp. 05/21/12                   3,600              37,149
      HSBC Bank PLC - Savola, Exp. 04/20/12                              3,300              30,094
                                                                                 -----------------
   TOTAL SAUDI ARABIA                                                                      553,192
                                                                                 -----------------
   TOTAL CERTIFICATES
      (Cost $521,242)                                                                      553,192
                                                                                 -----------------
SHORT TERM INVESTMENTS -- 0.5%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series
         (Cost $1,481,100)                                           1,481,100           1,481,100
                                                                                 -----------------

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

TOTAL INVESTMENTS -- 98.8%
      (Cost $228,174,075)+                                                       $     269,409,219
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%                                            3,236,752
                                                                                 -----------------
NET ASSETS -- 100.0%                                                             $     272,645,971
                                                                                 =================

*    Non-income producing security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

+ The cost for Federal income tax purposes is $237,288,215. At September 30, 2010 net unrealized appreciation was $32,121,004. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $47,844,695, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $15,723,691.

(1)  Illiquid security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) ---- CONTINUED

At September 30, 2010, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                            VALUE AT   NET UNREALIZED
                                                       CONTRACT                            SEPTEMBER    APPRECIATION
SETTLEMENT DATE                CURRENCY BOUGHT          AMOUNT         COUNTERPARTY         30, 2010   (DEPRECIATION)
---------------                ---------------------   --------   ----------------------   ---------   --------------
December 2010      2,210,816   Czechoslovakia Koruna   $114,585   Credit Suisse             $122,390      $  7,805
December 2010        371,621   EURO                     482,602   Chase Securities, Inc.     506,304        23,702
December 2010         41,182   EURO                      55,418   Credit Suisse               56,107           689
December 2010        229,814   EURO                     311,728   Credit Suisse              313,105         1,377
December 2010        241,132   EURO                     296,395   Credit Suisse              328,523        32,128
December 2010        562,192   EURO                     682,147   Credit Suisse              765,941        83,794
December 2010     26,278,376   Japanese Yen             313,722   Chase Securities, Inc.     315,054         1,332
December 2010     25,561,325   Japanese Yen             302,852   Deutsche Bank              306,458         3,606
                                                                                                          --------
                                                                                                          $154,433
                                                                                                          --------

                                                                                            VALUE AT   NET UNREALIZED
                                                       CONTRACT                            SEPTEMBER    APPRECIATION
SETTLEMENT DATE                CURRENCY SOLD            AMOUNT         COUNTERPARTY         30, 2010   (DEPRECIATION)
---------------                ---------------------   --------   ----------------------   ---------   --------------
December 2010      2,210,816   Czechoslovakia Koruna   $105,367   Credit Suisse             $122,389     $ (17,022)
December 2010         37,708   EURO                      48,952   Credit Suisse               51,373        (2,421)
December 2010        328,503   EURO                     392,933   Credit Suisse              447,560       (54,627)
December 2010        437,113   EURO                     526,690   Credit Suisse              595,531       (68,841)
December 2010        371,621   EURO                     443,834   Chase Securities, Inc.     506,303       (62,469)
December 2010        502,697   EURO                     656,198   Credit Suisse              684,889       (28,691)
December 2010     25,561,325   Japanese Yen             299,890   Deutsche Bank              306,457        (6,567)
                                                                                                         ---------
                                                                                                         $(240,638)
                                                                                                         ----------

At September 30, 2010, the Multi-Manager International Fund entered had open financial futures contracts as follows:

  Number                                                   Value at     Unrealized
   of          Underlying        Expiration    Contract   September    Appreciation
Contracts   Contracts to Buy        Date        Amount    30, 2010    (Depreciation)
---------   ----------------   -------------   --------   ---------   --------------
2           DJ EURO STOXX 50   December 2010    $75,911    $74,652       $(1,259)
                                                                         -------

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                                 LEVEL 2 -      LEVEL 3 -
                               TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                SEPTEMBER 30,      LEVEL 1 -     OBSERVABLE   UNOBSERVABLE
                                    2010        QUOTED PRICES      INPUTS        INPUTS
                               --------------   -------------   -----------   ------------
COMMON STOCK
   Argentina                    $    567,385     $    567,385    $       --        $--
   Australia                       7,749,868        7,749,868            --         --
   Austria                           661,211          661,211            --         --
   Belgium                           962,669          962,669            --         --
   Bermuda                           235,246          235,246            --         --
   Botswana                          486,551          486,551            --         --
   Brazil                          5,658,240        5,658,240            --         --
   Bulgaria                          195,165          195,165            --         --
   Canada                         11,712,522       11,712,522            --         --
   Cayman Islands                    259,265          259,265            --         --
   Chile                           2,556,818        2,556,818            --         --
   China                           8,171,592        8,171,592            --         --
   Colombia                        1,211,179        1,211,179            --         --
   Croatia                           528,596          528,596            --         --
   Czech Republic                  1,193,381        1,193,381            --         --
   Denmark                         2,337,526        2,337,526            --         --
   Egypt                           1,175,715        1,175,715            --         --
   Estonia                           663,635          663,635            --         --
   Finland                         1,326,171        1,326,171            --         --
   France                          9,947,090        9,947,090            --         --
   Germany                         9,003,273        9,003,273            --         --
   Ghana                             382,235          382,235            --         --
   Greece                            201,851          201,851            --         --
   Guernsey                          546,649          546,649            --         --
   Hong Kong                      10,025,078       10,025,078            --         --
   Hungary                         1,232,228        1,232,228            --         --
   India                           4,611,171        4,611,171            --         --
   Indonesia                       2,809,422        2,809,422            --         --
   Ireland                           429,031          429,031            --         --
   Israel                            743,834          487,886       255,948         --
   Italy                           1,376,469        1,376,469            --         --
   Japan                          24,161,120       24,161,120            --         --
   Jordan                            514,729          514,729            --         --
   Kazakhstan                        208,852          208,852            --         --
   Kenya                             558,122          558,122            --         --
   Latvia                             29,210           29,210            --         --
   Lebanon                           181,584          181,584            --         --
   Lithuania                         390,978          390,978            --         --
   Luxembourg                      1,012,901        1,012,901            --         --
   Malaysia                        3,059,750        3,059,750            --         --
   Mauritius                         555,497          555,497            --         --
   Mexico                          5,662,982        5,662,982            --         --
   Morocco                         1,099,765        1,099,765            --         --
   Netherlands                     8,677,293        8,677,293            --         --
   New Zealand                        51,283           51,283            --         --
   Nigeria                           444,943          444,943            --         --
   Norway                            871,600          871,600            --         --
   Oman                              527,393          527,393            --         --
   Pakistan                          511,300          511,300            --         --
   Peru                            1,268,648        1,268,648            --         --
   Philippines                     1,415,885        1,415,885            --         --
   Poland                          2,513,581        2,513,581            --         --
   Portugal                          151,139          151,139            --         --
   Qatar                           1,078,721        1,078,721            --         --
   Romania                           608,840          608,840            --         --
   Russia                          7,209,269        7,054,256       155,013         --
   Singapore                       2,169,747        2,169,747            --         --

   Slovenia                          543,452          543,452            --         --
   South Africa                    7,009,248        7,009,248            --         --
   South Korea                     9,267,899        9,267,899            --         --
   Spain                           1,879,112        1,879,112            --         --
   Sweden                          3,570,142        3,570,142            --         --
   Switzerland                    11,014,477       11,014,477            --         --
   Taiwan                          9,322,637        9,322,637            --         --
   Thailand                        2,931,020        2,931,020            --         --
   Turkey                          3,342,688        3,342,688            --         --
   Ukraine                            41,610           41,610            --         --
   United Arab Emirates            1,144,576        1,133,142        11,434         --
   United Kingdom                 23,495,920       23,495,920            --         --
   United States                     232,750          232,750            --         --
   Vietnam                           529,903          529,903            --         --
                                ------------     ------------    ----------        ---
Total Common Stock               228,221,632      227,799,237       422,395         --
                                ------------     ------------    ----------        ---
EXCHANGE-TRADED FUNDS             28,808,061       28,808,061            --         --
PREFERRED STOCK
   Brazil                          4,838,637        4,838,637            --         --
   Chile                             116,998          116,998            --         --
   Croatia                            29,901           29,901            --         --
   Germany                           519,470          519,470            --         --
   Russia                             29,000           29,000            --         --
   Thailand                           56,883           56,883            --         --
                                ------------     ------------    ----------        ---
Total Preferred Stock              5,590,889        5,590,889            --         --
                                ------------     ------------    ----------        ---
RIGHTS
   Botswana                               25               25            --         --
   Brazil                                 --               --            --         --
   Germany                            38,685           38,685            --         --
   Morocco                           147,182               --       147,182         --
   Poland                             16,877           16,877            --         --
   Romania                             2,348            2,348            --         --
   Slovenia                               --               --            --         --
   Thailand                              209              209            --         --
                                ------------     ------------    ----------        ---
Total Rights                         205,326           58,144       147,182         --
                                ------------     ------------    ----------        ---
CALL WARRANTS
   Germany                           426,526               --       426,526         --
   Hong Kong                             404              404            --         --
   India                           1,368,349               --     1,368,349         --
   Indonesia                          67,318               --        67,318         --
   Italy                                  83               83            --         --
   Kuwait                             86,014               --        86,014         --
   Luxembourg                      1,994,855               --     1,994,855         --
   Saudi Arabia                       22,628               --        22,628         --
   Thailand                            1,315            1,315            --         --
   United States                     581,527               --       581,527         --
                                ------------     ------------    ----------        ---
Total Call Warrants                4,549,019            1,802     4,547,217         --
                                ------------     ------------    ----------        ---
CERTIFICATES                         553,192               --       553,192         --
SHORT-TERM INVESTMENTS             1,481,100        1,481,100            --         --
                                ------------     ------------    ----------        ---
Total                           $269,409,219     $263,739,233    $5,669,986        $--
                                ------------     ------------    ----------        ---
Other Financial Instruments*
Forward Foreign Currency
   Exchange Contracts           $    (86,205)    $         --    $  (86,205)       $--
Futures Contracts                     (1,259)          (1,259)           --         --
                                ------------     ------------    ----------        ---
Total                           $    (87,464)    $     (1,259)   $  (86,205)       $--
                                ------------     ------------    ----------        ---

* Other financial instruments are forward foreign currency exchange contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at 9/30/10 and therefore the Fund did not utilize the external pricing service model adjustments. As a result securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $184,739,970.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                              PRINCIPAL
                                                               AMOUNT/                 MARKET
                                                                SHARES                 VALUE
                                                           ---------------       -----------------
INFLATION-LINKED & FIXED INCOME SECURITIES -- 47.7%
CORPORATE BONDS -- 3.3%
   ENERGY -- 0.1%
         DCP Midstream Operating LP,
         3.25%, 10/01/15                                   $       200,000       $         200,818
         Petroleos Mexicanos,
         5.50%, 01/21/21                                           100,000                 106,924
                                                                                 -----------------
                                                                                           307,742
                                                                                 -----------------
   FINANCIALS -- 3.1%
         American International Group, Inc.,
         5.85%, 01/16/18                                           800,000                 828,000
         Banque PSA Finance,
         4.00%, 07/19/13                                           300,000                 414,289
         Countrywide Financial Corp.,
         5.80%, 06/07/12                                           200,000                 212,459
         Dexia Credit Local SA, 144A@,++,
         0.69%, 03/05/13                                         2,700,000               2,690,050
         Ford Motor Credit Co., LLC,
         7.38%, 02/01/11                                           200,000                 203,705
         Ford Motor Credit Co., LLC,
         7.25%, 10/25/11                                           500,000                 524,865
         GMAC, Inc.,
         7.25%, 03/02/11                                           800,000                 814,000
         International Lease Finance Corp. 144A@,
         7.13%, 09/01/18                                           100,000                 107,750
         Merrill Lynch & Co., Inc.++,
         1.18%, 06/29/12                                           200,000                 264,449
         Merrill Lynch & Co., Inc.++,
         1.63%, 09/27/12                                           700,000                 922,346
         Royal Bank of Scotland PLC (The)++,
         2.76%, 08/23/13                                         1,100,000               1,122,217
         Royal Bank of Scotland PLC (The),
         4.88%, 03/16/15                                           300,000                 315,937
         Royal Bank of Scotland PLC (The) 144A@,
         3.00%, 12/09/11                                           100,000                 102,694
         SLM Corp.,
         3.13%, 09/17/12                                           400,000                 512,359
         UBS AG,
         1.44%, 02/23/12                                           600,000                 604,154
                                                                                 -----------------
                                                                                         9,639,274
                                                                                 -----------------
   TELECOMMUNICATIONS -- 0.1%
         British Telecommunications PLC,
         9.38%, 12/15/10                                           200,000                 203,158
                                                                                 -----------------
   TOTAL CORPORATE BONDS
      (Cost $9,865,512)                                                                 10,150,174
                                                                                 -----------------
EXCHANGE-TRADED FUNDS -- 1.0%
         iShares Barclays U.S. Treasury Inflation
         Protected Securities Index Fund,
         (Cost $3,241,959)                                          30,000               3,270,900
                                                                                 -----------------
VARIABLE RATE DEMAND NOTES++ -- 0.5%
   FINANCIALS -- 0.5%
         Banco Santander 144A@,
         1.77%, 04/20/12                                   $       300,000                 299,867
         Morgan Stanley,
         1.19%, 11/29/13                                           300,000                 388,130

                                                              PRINCIPAL
                                                                AMOUNT                 VALUE
                                                           ---------------       -----------------
         Swedbank AB, 144A@,
         0.98%, 01/14/13                                   $       800,000       $         798,187
                                                                                 -----------------
                                                                                         1,486,184
                                                                                 -----------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $1,492,425)                                                                  1,486,184
                                                                                 -----------------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- 15.0%
         U.S. Treasury Inflation Indexed Bonds,
         3.38%, 01/15/12                                         1,062,000               1,365,431
         U.S. Treasury Inflation Indexed Bonds,
         2.00%, 04/15/12                                           342,000                 380,173
         U.S. Treasury Inflation Indexed Bonds,
         0.63%, 04/15/13                                           576,000                 610,024
         U.S. Treasury Inflation Indexed Bonds,
         1.25%, 04/15/14                                           240,000                 260,114
         U.S. Treasury Inflation Indexed Bonds,
         2.00%, 01/15/16                                           808,000                 972,662
         U.S. Treasury Inflation Indexed Bonds,
         2.38%, 01/15/17                                         1,600,000               1,949,675
         U.S. Treasury Inflation Indexed Bonds,
         1.63%, 01/15/18                                           900,000               1,016,112
         U.S. Treasury Inflation Indexed Bonds,
         2.13%, 01/15/19                                         1,310,000               1,497,514
         U.S. Treasury Inflation Indexed Bonds,
         1.88%, 07/15/19                                           900,000               1,018,574
         U.S. Treasury Inflation Indexed Bonds,
         1.38%, 01/15/20                                         1,800,000               1,928,511
         U.S. Treasury Inflation Indexed Bonds,
         1.25%, 07/15/20                                           100,000                 104,893
         U.S. Treasury Inflation Indexed Bonds,
         2.38%, 01/15/27                                         2,100,000               2,620,491
         U.S. Treasury Inflation Indexed Bonds,
         1.75%, 01/15/28                                           278,000                 306,633
         U.S. Treasury Inflation Indexed Bonds,
         2.50%, 01/15/29                                           248,000                 297,074
         U.S. Treasury Inflation Indexed Bonds,
         3.38%, 04/15/32                                           604,000               1,001,838
         U.S. Treasury Inflation Indexed Notes,
         3.00%, 07/15/12                                           277,000                 356,647
         U.S. Treasury Inflation Indexed Notes,
         1.88%, 07/15/13                                         3,278,000               4,135,387
         U.S. Treasury Inflation Indexed Notes,
         2.00%, 01/15/14                                         2,130,000               2,695,325
         U.S. Treasury Inflation Indexed Notes,
         2.00%, 07/15/14                                         1,530,000               1,913,880
         U.S. Treasury Inflation Indexed Notes,
         1.63%, 01/15/15                                           400,000                 488,058
         U.S. Treasury Inflation Indexed Notes,
         1.88%, 07/15/15                                         4,500,000               5,483,041
         U.S. Treasury Inflation Indexed Notes,
         2.50%, 07/15/16                                         3,480,000               4,254,457
         U.S. Treasury Inflation Indexed Notes,
         2.63%, 07/15/17                                           100,000                 121,278
         U.S. Treasury Inflation Indexed Notes,
         2.38%, 01/15/25                                         1,123,000               1,493,551
         U.S. Treasury Inflation Indexed Notes,
         2.00%, 01/15/26                                         2,726,000               3,292,521
         U.S. Treasury Inflation Indexed Notes,
         3.63%, 04/15/28                                           384,000                 692,322

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                              PRINCIPAL
                                                                AMOUNT                 VALUE
                                                           ---------------       -----------------
         U.S. Treasury Inflation Indexed Notes,
         3.88%, 04/15/29                                   $     3,299,000       $       6,083,941
                                                                                 -----------------
   TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
      (Cost $43,971,166)                                                                46,340,127
                                                                                 -----------------
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES -- 26.8%
         Australia Government Bond,
         4.00%, 08/20/20                                           400,000 AUD             639,843
         Australia Government Bond,
         3.00%, 09/20/25                                         4,400,000 AUD           4,682,684
         Brazil Notas do Tesouro Nacional  Series F,
         10.00%, 01/01/12                                          217,000 BRL             129,123
         Brazil Notas do Tesouro Nacional Series B,
         6.00%, 05/15/17                                         3,618,000 BRL           4,105,625
         Brazil Notas do Tesouro Nacional Series B,
         6.00%, 05/15/45                                         1,508,000 BRL           1,725,983
         Brazil Notas do Tesouro Nacional Series F,
         10.00%, 01/01/17                                        5,161,000 BRL           2,798,095
         Bundesobligation Inflation Linked,
         2.25%, 04/15/13                                         4,300,000 EUR           6,653,362
         Bundesrepublik Deutschland,
         3.00%, 07/04/20                                           700,000 EUR           1,014,806
         Canadian Government Bond,
         4.25%, 12/01/21                                           300,000 CAD             556,195
         Canadian Government Bond,
         3.00%, 12/01/36                                           500,000 CAD             770,623
         Canadian Government Bond,
         2.00%, 12/01/41                                         1,100,000 CAD           1,358,252
         Canadian Government Bond,
         1.50%, 12/01/44                                           500,000 CAD             533,205
         Deutsche Bundesrepublik Inflation Linked,
         1.50%, 04/15/16                                           200,000 EUR             317,191
         Deutsche Bundesrepublik Inflation Linked,
         1.75%, 04/15/20                                           400,000 EUR             613,989
         France Government Bond OAT,
         3.00%, 07/25/12                                           300,000 EUR             515,279
         France Government Bond OAT,
         1.60%, 07/25/15                                           100,000 EUR             162,728
         France Government Bond OAT,
         1.00%, 07/25/17                                           900,000 EUR           1,373,602
         France Government Bond OAT,
         2.25%, 07/25/20                                           400,000 EUR             699,407
         France Government Bond OAT,
         1.10%, 07/25/22                                           500,000 EUR             690,106
         France Government Bond OAT,
         2.10%, 07/25/23                                           200,000 EUR             321,635
         France Government Bond OAT,
         3.40%, 07/25/29                                           850,000 EUR           1,906,691
         France Government Bond OAT,
         3.15%, 07/25/32                                           200,000 EUR             426,397
         France Government Bond OAT,
         1.80%, 07/25/40                                           300,000 EUR             493,366
         France Government Bond OAT,
         1.80%, 07/25/40                                           200,000 EUR             328,910
         Italy Buoni Poliennali Del Tesoro,
         2.50%, 07/01/12                                           700,000 EUR             963,631
         Italy Buoni Poliennali Del Tesoro,
         2.15%, 09/15/14                                           600,000 EUR             971,513
         Italy Buoni Poliennali Del Tesoro,
         2.10%, 09/15/17                                           500,000 EUR             753,302

                                                              PRINCIPAL
                                                                AMOUNT                 VALUE
                                                           ---------------       -----------------
         Italy Buoni Poliennali Del Tesoro,
         2.35%, 09/15/19                                           600,000 EUR   $         862,061
         Italy Buoni Poliennali Del Tesoro,
         2.10%, 09/15/21                                         2,300,000 EUR           3,103,631
         Italy Buoni Poliennali Del Tesoro,
         2.60%, 09/15/23                                           600,000 EUR             882,895
         Italy Buoni Poliennali Del Tesoro,
         2.35%, 09/15/35                                           200,000 EUR             301,105
         Italy Buoni Poliennali Del Tesoro,
         2.55%, 09/15/41                                           600,000 EUR             797,366
         Japanese Government CPI Linked Bond,
         1.40%, 03/10/18                                       340,000,000 EUR           4,029,518
         Mexican Bonos,
         8.50%, 12/13/18                                        15,154,200 MXN           1,391,839
         Mexican Udibonos,
         3.50%, 12/14/17                                         6,680,500 MXN           2,602,320
         Network Rail Infrastructure Finance PLC,
         1.38%, 11/22/37                                           320,000 GBP             633,237
         New South Wales Treasury Corp.,
         3.75%, 11/20/20                                           800,000 GBP             878,849
         Poland Government Bond,
         3.00%, 08/24/16                                         1,825,000 PLN             732,952
         South Africa Government Bond,
         2.60%, 03/31/28                                         3,420,000 ZAR             612,806
         Sweden Government Bond,
         3.50%, 12/01/15                                        10,500,000 SEK           2,139,771
         Sweden Government Bond,
         4.00%, 12/01/20                                         5,200,000 SEK           1,257,733
         Sweden Government Bond,
         3.50%, 12/01/28                                         4,100,000 SEK           1,017,039
         Turkey Government Bond,
         9.00%, 05/21/14                                         1,300,000 TRL           1,193,850
         U.K. Gilt Inflation Linked,
         2.50%, 08/16/13                                           400,000 GBP           1,743,749
         U.K. Gilt Inflation Linked,
         2.75%, 01/22/15                                         2,700,000 GBP           4,442,797
         U.K. Gilt Inflation Linked,
         2.50%, 07/26/16                                           400,000 GBP           1,973,333
         U.K. Gilt Inflation Linked,
         1.25%, 11/22/17                                         2,400,000 GBP           4,745,421
         U.K. Gilt Inflation Linked,
         2.50%, 04/16/20                                           550,000 GBP           2,760,610
         U.K. Gilt Inflation Linked,
         1.88%, 11/22/22                                           700,000 GBP           1,376,965
         U.K. Gilt Inflation Linked,
         2.50%, 07/17/24                                           200,000 GBP             886,864
         U.K. Gilt Inflation Linked,
         1.25%, 11/22/27                                           693,000 GBP           1,375,131
         U.K. Gilt Inflation Linked,
         1.13%, 11/22/37                                           800,000 GBP           1,573,318
         U.K. Gilt Inflation Linked,
         4.25%, 09/07/39                                         1,300,000 GBP           2,163,263
         U.K. Gilt Inflation Linked,
         4.25%, 12/07/40                                           400,000 GBP             663,207
         U.K. Gilt Inflation Linked,
         0.75%, 11/22/47                                           600,000 GBP           1,082,228
                                                                                 -----------------
   TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES
      (Cost $71,447,937)                                                                82,729,401
                                                                                 -----------------

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                              PRINCIPAL
                                                               AMOUNT/                 MARKET
                                                                SHARES                 VALUE
                                                           ---------------       -----------------
ASSET-BACKED SECURITIES -- 1.1%
         Ally Auto Receivables Trust, 144A@,
         1.32%, 03/15/12                                   $       923,878       $         926,027
         Arkle Master Issuer PLC,
         0.84%, 02/17/52                                           300,000                 469,178
         Arkle Master Issuer PLC, 144A@,
         1.52%, 05/17/60                                           800,000                 797,164
         SLM Student Loan Trust,
         2.18%, 08/15/16                                           153,947                 153,947
         Venture CDO Ltd.,
         0.75%, 01/20/22                                           400,000                 355,501
         WaMu Mortgage Pass Through Certificates,
         5.51%, 11/25/36                                           647,936                 499,063
         WaMu Mortgage Pass Through Certificates,
         5.18%, 03/25/37                                           297,396                 252,031
                                                                                 -----------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $3,373,919)                                                                  3,452,911
                                                                                 -----------------
   TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
      (Cost $133,392,918)                                                              147,429,697
                                                                                 -----------------
REAL ESTATE RELATED SECURITIES -- 28.8%
COMMON STOCK -- 11.0%
   DEPARTMENT STORES -- 0.5%
      Lifestyle International Holdings, Ltd.                       614,400               1,517,223
                                                                                 -----------------
   DIVERSIFIED -- 0.1%
      Shaftesbury PLC                                               50,000                 340,020
                                                                                 -----------------
   DIVERSIFIED REAL ESTATE ACTIVITIES -- 5.6%
      CapitaLand, Ltd.                                             735,050               2,269,259
      City Developments, Ltd.                                      163,200               1,583,478
      Daito Trust Construction Co., Ltd.                             4,101                 245,136
      Daiwa House Industry Co., Ltd.                               108,500               1,091,759
      Great Eagle Holdings, Ltd.                                    32,100                  98,052
      Hang Lung Group, Ltd.                                         58,900                 384,501
      Hang Lung Properties, Ltd.                                   374,000               1,826,895
      Kerry Properties, Ltd.                                       258,000               1,403,249
      Lend Lease Corp., Ltd.                                        33,950                 249,717
      Mitsubishi Estate Co., Ltd.                                  156,120               2,539,662
      Mitsui Fudosan Co., Ltd.                                      96,389               1,625,727
      Sumitomo Realty & Development Co., Ltd.                       46,300                 956,726
      Sun Hung Kai Properties, Ltd.                                151,000               2,607,861
      Wharf Holdings, Ltd.                                          47,000                 302,274
                                                                                 -----------------
                                                                                        17,184,296
                                                                                 -----------------
   HOTELS, RESORTS & CRUISE LINES -- 0.9%
      Hyatt Hotels Corp. - Class A*                                  5,100                 190,689
      Shangri-La Asia, Ltd.                                        432,000                 983,280
      Sol Melia, SA                                                110,000                 986,722
      Starwood Hotels & Resorts Worldwide, Inc.                     10,900                 572,795
                                                                                 -----------------
                                                                                         2,733,486
                                                                                 -----------------
   INDUSTRIAL -- 0.0%
      Segro PLC                                                     33,012                 141,573
                                                                                 -----------------
   OFFICE -- 0.3%
      CapitaCommercial Trust                                       405,000                 455,783

                                                               SHARES                  VALUE
                                                           ---------------       -----------------
      ING Office Fund                                              890,600       $         516,484
                                                                                 -----------------
                                                                                           972,267
                                                                                 -----------------
   REAL ESTATE DEVELOPMENT -- 1.2%
      Cheung Kong Holdings, Ltd.                                   105,410               1,597,687
      China Overseas Land & Investment, Ltd.                       506,000               1,070,844
      Guangzhou R&F Properties Co., Ltd.                           286,000                 401,786
      Wing Tai Holdings, Ltd.                                      418,000                 549,875
                                                                                 -----------------
                                                                                         3,620,192
                                                                                 -----------------
   REAL ESTATE OPERATING COMPANIES -- 2.4%
      Aeon Mall Co., Ltd.                                           48,000               1,166,651
      Brookfield Properties Corp.                                   23,900                 370,928
      Castellum AB                                                  30,150                 401,010
      Central Pattana PCL - NVDR                                   885,000                 882,084
      Grainger PLC                                                  53,620                  92,486
      Hongkong Land Holdings, Ltd.                                 338,700               2,103,327
      Hufvudstaden AB - Class A                                     14,990                 161,568
      Hysan Development Co., Ltd.                                  413,842               1,482,798
      Norwegian Property ASA*                                      115,830                 199,905
      Safestore Holdings PLC                                        70,600                 137,245
      Swiss Prime Site AG*                                           4,970                 352,778
                                                                                 -----------------
                                                                                         7,350,780
                                                                                 -----------------
   TOTAL COMMON STOCK
      (Cost $24,162,538)                                                                33,859,837
                                                                                 -----------------
REAL ESTATE INVESTMENT TRUSTS -- 17.8%
   DIVERSIFIED -- 3.0%
      British Land Co. PLC                                          49,576                 362,136
      Canadian Real Estate Investment Trust                          3,088                  93,790
      Dexus Property Group                                         705,514                 583,036
      General Property Trust                                       196,796                 559,225
      ICADE                                                          4,300                 451,725
      Kenedix Realty Investment Corp.                                   25                  94,633
      Land Securities Group PLC                                    135,816               1,366,523
      Liberty Property Trust                                        18,800                 599,720
      Mirvac Group                                                 109,575                 140,860
      Stockland Corp., Ltd.                                        404,614               1,501,742
      United Urban Investment Corp.                                     30                 206,636
      Vornado Realty Trust                                          37,773               3,230,725
                                                                                 -----------------
                                                                                         9,190,751
                                                                                 -----------------
   INDUSTRIAL -- 0.8%
      AMB Property Corp.                                            33,900                 897,333
      Ascendas Real Estate Investment Trust                        170,600                 284,096
      Goodman Group                                                904,719                 564,023
      Japan Logistics Fund, Inc.                                        25                 205,438
      ProLogis                                                      37,100                 437,038
                                                                                 -----------------
                                                                                         2,387,928
                                                                                 -----------------
   OFFICE -- 2.9%
      Alexandria Real Estate Equities, Inc.                          7,100                 497,000
      Boston Properties, Inc.                                       31,600               2,626,592
      Derwent London PLC                                            52,838               1,248,364
      Digital Realty Trust, Inc.                                    14,800                 913,160
      Douglas Emmett, Inc.                                          43,700                 765,187
      Great Portland Estates PLC                                   135,390                 725,888
      Highwoods Properties, Inc.                                    12,900                 418,863

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                               SHARES                  VALUE
                                                           ---------------       -----------------
      Japan Real Estate Investment Corp.                                51       $         463,692
      Nippon Building Fund, Inc.                                         3                  26,270
      SL Green Realty Corp.                                         20,300               1,285,599
      Societe Immobiliere de Location Pour
         l'Industrie et le Commerce                                  1,220                 157,518
                                                                                 -----------------
                                                                                         9,128,133
                                                                                 -----------------
   RESIDENTIAL -- 2.0%
      American Campus Communities, Inc.                             23,500                 715,340
      Apartment Investment & Management Co. - Class
         A                                                          20,900                 446,842
      AvalonBay Communities, Inc.                                   13,529               1,406,069
      BRE Properties, Inc.                                          10,900                 452,350
      Equity Residential                                            26,700               1,270,119
      Essex Property Trust, Inc.                                    11,200               1,225,728
      Nippon Accommodations Fund, Inc.                                  17                  97,646
      UDR, Inc.                                                     26,219                 553,745
                                                                                 -----------------
                                                                                         6,167,839
                                                                                 -----------------
   RETAIL -- 6.2%
      Acadia Realty Trust                                            7,231                 137,389
      Calloway Real Estate Investment Trust                         11,000                 258,295
      CapitaMall Trust                                             278,242                 454,886
      CFS Retail Property Trust                                    153,985                 282,040
      Developers Diversified Realty Corp.                           36,800                 412,896
      Eurocommercial Properties NV                                   8,230                 381,465
      Federal Realty Investment Trust                               20,700               1,690,362
      Frasers Centrepoint Trust                                     83,000                  93,407
      Frontier Real Estate Investment Corp.                             31                 255,858
      Hammerson PLC                                                 30,669                 189,965
      Immobiliare Grande Distribuzione                             207,000                 339,479
      Japan Retail Fund Investment Corp.                               111                 156,235
      Klepierre                                                     16,646                 641,976
      Mercialys SA                                                   7,646                 298,110
      Primaris Retail Real Estate Investment Trust                   7,200                 136,596
      Regency Centers Corp.                                         15,300                 603,891
      RioCan Real Estate Investment Trust                           22,400                 498,987
      Simon Property Group, Inc.                                    43,937               4,074,718
      Tanger Factory Outlet Centers, Inc.                            6,900                 325,266
      Taubman Centers, Inc.                                         17,000                 758,370
      The Link Real Estate Investment Trust                        109,800                 325,486
      The Macerich Co.                                              28,084               1,206,208
      Unibail- Rodamco SE                                           16,003               3,548,393
      Westfield Group                                              179,685               2,129,245
                                                                                 -----------------
                                                                                        19,199,523
                                                                                 -----------------
   SPECIALIZED -- 2.9%
      Extra Space Storage, Inc.                                      8,400                 134,736
      Health Care Property Investors, Inc.                          45,200               1,626,296
      Host Hotels & Resorts, Inc.                                  142,771               2,067,324
      Nationwide Health Properties, Inc.                            34,100               1,318,647
      Pebblebrook Hotel Trust*                                       7,700                 138,677
      Public Storage                                                19,400               1,882,576

                                                              PRINCIPAL
                                                               AMOUNT/                 MARKET
                                                                SHARES                 VALUE
                                                           ---------------       -----------------
      Ventas, Inc.                                                  33,500       $       1,727,595
                                                                                 -----------------
                                                                                         8,895,851
                                                                                 -----------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS
      (Cost $38,715,274)                                                                54,970,025
                                                                                 -----------------
   TOTAL REAL ESTATE RELATED SECURITIES
      (Cost $62,877,812)                                                                88,829,862
                                                                                 -----------------
COMMODITY RELATED SECURITIES -- 20.1%
STRUCTURED NOTE -- 4.8%
      Deutsche Bank AG, London Branch, Structured
         Note Linked to the DB Liquidity Commodity
         Index
         (Cost $15,000,000)                                $    15,000,000              14,904,000
                                                                                 -----------------
EXCHANGE-TRADED FUNDS -- 5.6%
      PowerShares DB Commodity Index Tracking Fund*
         (Cost $13,859,650)                                        713,000              17,190,430
                                                                                 -----------------
INVESTMENT COMPANIES -- 9.7%
      Credit Suisse Commodity Return Strategy Fund               1,709,557              14,821,860
      PIMCO Commodity RealReturn Strategy Fund -
         Institutional Shares                                    1,840,334              15,127,548
                                                                                 -----------------
   TOTAL INVESTMENT COMPANIES
      (Cost $24,449,627)                                                                29,949,408
                                                                                 -----------------
   TOTAL COMMODITY RELATED SECURITIES
      (Cost $53,309,277)                                                                62,043,838
                                                                                 -----------------
SHORT-TERM INVESTMENTS -- 11.5%
   CERTIFICATES OF DEPOSIT -- 0.5%
         Rabobank Nederland,
         0.33%, 03/07/11                                         1,500,000               1,499,868
                                                                                 -----------------
   COMMERCIAL PAPER -- 4.4%
         Bank of Nova Scotia,
         0.34%, 02/07/11                                         1,500,000               1,498,662
         Commonwealth Bank of Australia,
         0.38%, 10/06/10                                         1,500,000               1,499,938
         General Electric Capital Corp.,
         0.60%, 03/25/11                                         1,500,000               1,497,983
         Honeywell International, Inc.,
         0.51%, 12/29/10                                         1,500,000               1,498,950
         MetLife,
         0.45%, 10/25/10                                         1,500,000               1,499,725
         Northwest Natural Gas,
         0.43%, 02/04/11                                         1,500,000               1,498,312
         Shell International Finance B.V.,
         0.73%, 07/01/11                                         1,500,000               1,495,890
         The Procter & Gamble Co.,
         0.24%, 12/15/10                                         1,500,000               1,499,335
         Toyoya Motor Credit Corp.,
         0.41%, 02/14/11                                         1,500,000               1,498,368
                                                                                 -----------------
                                                                                        13,487,163
                                                                                 -----------------

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
  INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

                                                              SHARES                   VALUE
                                                           ---------------       -----------------
   MONEY MARKET FUND -- 2.0%
      BlackRock Liquidity Funds TempFund Portfolio
         - Institutional Series                                  6,098,677       $       6,098,677
                                                                                 -----------------
   REPURCHASE AGREEMENT -- 0.1%
      With Barclays Capital, Inc. at 0.28%, dated
         9/30/10, to be purchased 10/1/10,
         repurchase price $500,000 collateralized
         by GNMA, par value $543,767, 4.50%,
         2/15/39, market value $530,229                            500,000                 500,000
                                                                                 -----------------
   U.S. AGENCY OBLIGATIONS -- 4.5%
         FHLMC,
         0.25%, 10/26/10                                         7,500,000               7,499,375
         FNMA,
         0.26%, 11/01/10                                         6,560,000               6,559,322
                                                                                 -----------------
                                                                                        14,058,697
                                                                                 -----------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $35,633,675)                                                                35,644,405
                                                                                 -----------------
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN -- 108.2%
      (Cost $285,213,682)                                                        $     333,947,802
                                                                                 -----------------
OPTIONS WRITTEN -- 0.0%
         90 Day Euro Dollar Futures Expires 12/13/10
         Strike $99.50,                                                 (2)                   (875)
         90 Day Euro Dollar Futures Expires 12/13/10
         Strike $99.50,                                                 (2)                   (163)
         INF FLOOR USD Expires 4/7/20 at Strike
         Price $216.687,                                              (260)                (32,961)
         U.S 2Y Futures Expires 9/24/12 at 2.25%,                      (20)                 (1,316)
         U.S 2Y Futures Expires 9/24/12 at 2.25%,                      (30)                 (1,974)
         U.S 2Y Futures Expires 9/24/12 at 2.25%,                     (590)                (38,815)
         U.S 3Y Futures Expires 06/18/12 at 3.00%,                     (90)                 (4,748)
         U.S 3Y Futures Expires 6/18/12 at 3.00%,                     (110)                 (5,803)
         U.S 3Y Futures Expires 6/18/12 at 3.00%,                      (90)                 (4,748)
         U.S 3Y Futures Expires 6/18/12 at 3.00%,                     (100)                 (5,275)
         U.S 3Y Futures Expires 6/18/12 at 3.00%,                      (80)                 (4,220)
         U.S 5Y Futures Expires 10/29/10 at 1.45%,                    (200)                 (3,791)
         U.S 5Y Futures Expires 10/29/10 at 1.45%,                    (190)                 (3,601)
         U.S 5Y Futures Expires 10/29/10 at 1.95%,                    (190)                   (419)
         U.S 5Y Futures Expires 10/29/10 at 1.95%,                    (100)                   (221)
         U.S 5Y Futures Expires 12/13/10 at 1.35%,                    (160)                 (3,194)
         U.S 5Y Futures Expires 12/13/10 at 1.35%,                    (160)      $          (3,821)
         U.S. 10YR Futures Expires 7/10/12 at 10.00%,                  (30)                    (17)
         U.S. 10YR Futures Expires 7/12/12 at 10.00%,                  (40)                    (23)
         U.S. 5Y Futures Expires 12/15/10 at 0.90%,                    (50)                 (1,268)
         U.S. 5Y Futures Expires 12/15/10 at 0.90%,                    (50)                 (1,112)
         U.S. 5Y Futures Expires 3/16/11 at 0.90%,                     (10)                   (711)
         U.S. 5Y Futures Expires 3/16/11 at 1.70%,                     (10)                   (359)
         U.S. 5YR Futures Expires 12/1/10 at 4.00%,                   (530)                     --
                                                                                 -----------------
   TOTAL OPTIONS WRITTEN
      (Premiums Received $(193,131))                                                      (119,435)
                                                                                 -----------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN -- 108.1%
      (Cost $285,020,551)+                                                       $     333,828,367
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.1)%                                        (25,114,873)
                                                                                 -----------------
NET ASSETS -- 100.0%                                                             $     308,713,494
                                                                                 =================

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2010.

*    Non-income producing security.

+ The cost for Federal income tax purposes is $299,135,838. At September 30, 2010 net unrealized appreciation was $34,811,964. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $51,825,571, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $17,013,607.

PLC   - Public Limited Company
USD   - US Dollar
AUD   - Australian Dollar
BRL   - Brazilian Dollar
CAD   - Canadian Dollar
EUR   - Euro
GBP   - United Kingdom Pound
JPY   - Japanese Yen
MXN   - Mexicon Peso
PLN   - Polish Zloty
SEK   - Swedish Krona
TRL   - Turkish Lira
ZAR   - South African Rand

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

At September 30, 2010, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                              VALUE AT    NET UNREALIZED
SETTLEMENT                                         CONTRACT                                   SEPTEMBER    APPRECIATION
DATE                           CURRENCY BOUGHT      AMOUNT             COUNTERPARTY           30, 2010    (DEPRECIATION)
-------------               --------------------  ----------  -----------------------------  ----------   --------------
October 2010    13,893,419  Brazilian Real         7,805,292  Morgan Stanley & Co., Inc.      8,204,162         398,870
October 2010       759,407  Canadian Dollar          739,234  J.P. Morgan Securities            737,762          (1,472)
October 2010     2,967,955  South African Rand       402,000  Deutsche Bank AG                  423,859          21,859
October 2010        50,000  Turkish Lira              31,165  Royal Bank of Scotland PLC         34,403           3,238
November 2010       84,000  EURO                     107,573  Deutsche Bank AG                  114,464           6,891
November 2010   14,727,000  Korean Won                12,520  Bank of America                    12,892             372
November 2010  132,503,500  Korean Won               112,220  Bank of America                   115,993           3,773
November 2010   28,524,000  Korean Won                24,363  Barclays Capital Group             24,970             607
November 2010   59,830,000  Korean Won                50,392  Barclays Capital Group             52,375           1,983
November 2010   68,919,828  Korean Won                55,905  Barclays Capital Group             60,332           4,427
November 2010   15,592,172  Korean Won                13,352  Citibank                           13,649             297
November 2010   23,180,000  Korean Won                20,000  Citibank                           20,292             292
November 2010   23,356,000  Korean Won                20,000  Citibank                           20,446             446
November 2010   57,735,000  Korean Won                50,000  Citibank                           50,541             541
November 2010   58,095,000  Korean Won                50,000  Citibank                           50,856             856
November 2010   58,380,000  Korean Won                50,000  Citibank                           51,105           1,105
November 2010   58,462,500  Korean Won                50,000  Citibank                           51,178           1,178
November 2010  126,850,000  Korean Won               105,427  Citibank                          111,043           5,616
November 2010   58,130,000  Korean Won                50,000  Deutsche Bank AG                   50,887             887
November 2010   58,492,500  Korean Won                50,000  J.P. Morgan Securities             51,204           1,204
November 2010  103,117,500  Korean Won                90,000  J.P. Morgan Securities             90,268             268
November 2010  113,350,000  Korean Won               100,000  J.P. Morgan Securities             99,226           (774)
November 2010   21,600,000  Korean Won                18,093  Morgan Stanley & Co., Inc.         18,909             816
November 2010   27,100,000  Korean Won                22,938  Morgan Stanley & Co., Inc.         23,723             785
November 2010  115,110,000  Korean Won               100,000  Morgan Stanley & Co., Inc.        100,767             767
November 2010   57,770,000  Korean Won                47,444  Royal Bank of Scotland PLC         50,572           3,128
November 2010   35,190,000  Korean Won                30,000  The Goldman Sachs Group, Inc.      30,805             805
November 2010    4,406,000  Philippine Peso          100,000  Deutsche Bank AG                   99,914             (86)
November 2010      322,279  Polish Zloty             106,000  Deutsche Bank AG                  110,496           4,496
January 2011       863,265  Chinese Yuan             130,000  Bank of America                   129,288            (712)
January 2011       938,050  Chinese Yuan             140,049  Deutsche Bank AG                  140,488             439
January 2011     1,350,000  Chinese Yuan             202,293  J.P. Morgan Securities            202,185            (108)
January 2011       597,420  Chinese Yuan              90,000  Morgan Stanley & Co., Inc.         89,473            (527)
January 2011       929,740  Chinese Yuan             140,000  Morgan Stanley & Co., Inc.        139,244            (756)
March 2011         612,560  Indian Rupee              13,000  Bank of America                    13,280             280
March 2011       4,680,000  Indian Rupee             100,000  Citibank                          101,463           1,463
March 2011       4,682,000  Indian Rupee             100,000  Deutsche Bank AG                  101,506           1,506
March 2011       4,102,050  Indian Rupee              87,000  J.P. Morgan Securities             88,933           1,933
                                                                                                            -----------
                                                                                                            $   466,693
                                                                                                            -----------

                                                                                              VALUE AT    NET UNREALIZED
SETTLEMENT                                         CONTRACT                                   SEPTEMBER    APPRECIATION
DATE                            CURRENCY SOLD       AMOUNT             COUNTERPARTY           30, 2010    (DEPRECIATION)
-------------               --------------------  ----------  -----------------------------  ----------   --------------
October 2010     4,437,000  Australian Dollar      3,925,281  Deutsche Bank AG                4,273,100        (347,819)
October 2010       237,813  Australian Dollar        209,000  RBS GROUP AUSTRALIA               229,029         (20,029)
October 2010       650,880  Australian Dollar        598,847  UBS Securities LLC                627,617         (28,770)
October 2010    13,893,419  Brazilian Real         7,733,604  J.P. Morgan Securities          8,204,162        (470,558)
October 2010     1,133,791  Canadian Dollar        1,098,989  UBS Securities LLC              1,101,473          (2,484)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED) -- CONTINUED

October 2010       109,358  EURO                     142,449  J.P. Morgan Securities            149,062          (6,613)
October 2010       158,327  EURO                     207,169  J.P. Morgan Securities            215,810          (8,641)
October 2010       198,000  EURO                     253,614  Morgan Stanley & Co., Inc.        269,873         (16,259)
October 2010     5,032,795  EURO                   6,402,656  UBS Securities LLC              6,860,027        (457,371)
October 2010   335,046,567  Japanese Yen           3,980,390  UBS Securities LLC              4,014,165         (33,775)
October 2010     3,948,598  South African Rand       498,164  Barclays Capital Group            563,907         (65,743)
October 2010     5,839,101  Swedish Krona            805,968  UBS Securities LLC                865,853         (59,885)
October 2010     1,653,754  Turkish Lira           1,026,220  Citibank                        1,137,867        (111,647)
October 2010     4,936,206  United Kingdom Pound   7,623,491  J.P. Morgan Securities          7,753,217        (129,726)
October 2010     3,328,000  United Kingdom Pound   5,172,191  RBS GROUP AUSTRALIA             5,227,013         (54,822)
October 2010     8,149,000  United Kingdom Pound  12,670,425  RBS GROUP AUSTRALIA            12,798,958        (128,533)
November 2010    2,638,000  Canadian Dollar        2,576,851  Royal Bank of Scotland PLC      2,561,014          15,837
November 2010      294,000  EURO                     399,920  Citibank                          400,623            (703)
November 2010      468,000  EURO                     630,663  Deutsche Bank AG                  637,727          (7,064)
November 2010      713,000  EURO                     929,987  Deutsche Bank AG                  971,580         (41,593)
November 2010       79,000  EURO                     100,584  Royal Bank of Scotland PLC        107,651          (7,067)
November 2010   53,813,000  Japanese Yen             639,413  J.P. Morgan Securities            644,806          (5,393)
November 2010  227,900,000  Korean Won               200,000  Royal Bank of Scotland PLC        199,502             498
November 2010  348,900,000  Korean Won               300,000  Royal Bank of Scotland PLC        305,425          (5,425)
November 2010    1,872,388  Polish Zloty             584,391  Deutsche Bank AG                  641,966         (57,575)
November 2010   24,234,000  Swedish Krona          3,430,800  Citibank                        3,591,965        (161,165)
December 2010   13,893,419  Brazilian Real         7,710,000  Morgan Stanley & Co., Inc.      8,101,308        (391,308)
December 2010      126,000  United Kingdom Pound     199,534  Deutsche Bank AG                  197,820           1,714
February 2011   47,848,030  Mexican Peso           3,726,772  Barclays Capital Group          3,744,108         (17,336)
                                                                                                            -----------
                                                                                                            $(3,519,624)
                                                                                                            -----------

At September 30, 2010, the Multi-Manager Real Asset Fund entered had open financial futures contracts as follows:

     Number                                                           Value at     Unrealized
       of               Underlying         Expiration     Contract   September    Appreciation
    Contracts        Contracts to Buy         Date         Amount     30, 2010   (Depreciation)
----------------   -------------------   -------------   ---------   ---------   --------------
Long Positions:
5                  EURO-BUND FUTURE      December 2010     898,179     895,861        (2,318)
8                  3MO EURO EURIBOR      December 2010   2,692,423   2,697,603         5,180
3                  90DAY EURO DOLLAR     December 2010     746,588     747,300           713
9                  90DAY EURO DOLLAR     March 2011      2,234,688   2,240,775         6,087
2                  90DAY EURO DOLLAR     March 2012        494,963     495,825           863
Short Positions:
4                  AUSTRALIAN 10Y BOND   December 2010   2,827,700   2,826,213        (1,487)
                                                                                     -------
                                                                                     $ 9,038
                                                                                     -------

At September 30, 2010, the Multi-Manager Real Asset Fund had open interest swap contracts as follows:

                                                                                             UNREALIZED
                     TERMINATION    NOTIONAL    FIXED               FLOATING                APPRECIATION
COUNTERPARTY             DATE        AMOUNT     RATE                  RATE                 (DEPRECIATION)
------------         -----------   ---------   ------   --------------------------------   --------------
Barclays Bank PLC*     1/2/2013    1,000,000   12.285%  Brazilian interbank lending rate       $8,637
                                                                                               ======

*    Portfolio pays the floating rate and receives the fixed rate.

At September 30, 2010, the Multi-Manager Real Asset Fund had credit default swap contracts as follows:

                                                                                                         UNREALIZED
                               TERMINATION    NOTIONAL   FIXED            REFERENCE ENTITY/             APPRECIATION
COUNTERPARTY                       DATE        AMOUNT     RATE                OBLIGATION               (DEPRECIATION)
------------                   -----------   ---------   -----   -----------------------------------   --------------
Bank of America NA**           3/20/2011       400,000   1.00%   General Electric Capital Corp.,
                                                                 5.625%, due 09/15/17                     $   984
Deutsche Bank AG**             6/20/2015     1,000,000   1.00%   United Kingdom of Great Britain            6,996
Royal Bank of Scotland PLC**   6/20/2015       500,000   1.00%   Federal Republic of Brazil                 2,351
Citibank NA**                  6/20/2015       300,000   0.25%   Government of France                      (1,177)
Deutsche Bank AG**             6/20/2015       500,000   1.00%   Republic of Italy                         (9,158)
Deutsche Bank AG**             12/20/2015    1,900,000   1.00%   Dow Jones CDX IG 15 5Y SP DUB Index          806
                                                                                                          -------
                                                                                                          $   802
                                                                                                          =======

** The Portfolio is the seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                                                           LEVEL 2 -      LEVEL 3 -
                                                         TOTAL VALUE AT    LEVEL 1 -      SIGNIFICANT    SIGNIFICANT
                                                          SEPTEMBER 30,      QUOTED       OBSERVABLE    UNOBSERVABLE
                                                              2010           PRICES         INPUTS         INPUTS
                                                         --------------   ------------   ------------   ------------
INFLATION-LINKED & FIXED INCOME SECURITIES:
   Corporate Bonds                                       $ 10,150,174     $         --   $ 10,150,174        $--
   Exchange-Traded Funds                                    3,270,900        3,270,900             --         --
   Variable Rate Demand Notes                               1,486,184               --      1,486,184         --
   U.S. Government Inflation-Linked Securities             46,340,127               --     46,340,127         --
   Foreign Government Inflation-Linked Securities          82,729,401               --     82,729,401         --
   Asset-Backed Securities                                  3,452,911               --      3,452,911         --
REAL ESTATE RELATED SECURITIES:
   COMMON STOCK
      Consumer Discretionary                                4,251,209        4,251,209             --         --
      Financials                                           29,608,628       29,608,628             --         --
                                                         ------------     ------------   ------------        ---
   Total Common Stock                                      33,859,837       33,859,837             --         --
                                                         ------------     ------------   ------------        ---
   REAL ESTATE INVESTMENT TRUSTS
      Diversified                                           9,190,751        9,190,751             --         --
      Industrial                                            2,387,928        2,387,928             --         --
      Office                                                9,128,133        9,128,133             --         --
      Residential                                           6,167,839        6,167,839             --         --
      Retail                                               19,199,523       19,199,523             --         --
      Specialized                                           8,895,851        8,895,851             --         --
                                                         ------------     ------------   ------------        ---
   Total Real Estate Investment Trusts                     54,970,025       54,970,025             --         --
                                                         ------------     ------------   ------------        ---
COMMODITY RELATED SECURITIES:
   Structured Note                                         14,904,000               --     14,904,000         --
   Exchange-Traded Funds                                   17,190,430       17,190,430             --         --
   Investment Companies                                    29,949,408       29,949,408             --         --
SHORT-TERM INVESTMENTS:
   Certificates Of Deposit                                  1,499,868               --      1,499,868         --
   Commercial Paper                                        13,487,163               --     13,487,163         --
   Money Market Funds                                       6,098,677        6,098,677             --         --
   Repurchase Agreements                                      500,000               --        500,000         --
   U.S. Agency Obligations                                 14,058,697               --     14,058,697         --
                                                         ------------     ------------   ------------        ---
   Total Short-Term Investments                            35,644,405        6,098,677     29,545,728         --
   Options Written                                           (119,435)              --       (119,435)        --
                                                         ------------     ------------   ------------        ---
TOTAL                                                    $333,828,367     $145,339,277   $189,489,090         --
                                                         ============     ============   ============        ===
Other Financial Instruments*
   Forward Foreign Currency Exchange Contracts           $(3,052,931)     $         --   $ (3,052,931)       $--
   Futures Contracts                                            9,038            9,038             --         --
   Interest Rate Swap Contracts                                 8,637               --          8,637         --
   Credit Default Swap Contracts                                  802               --            802         --
                                                         ------------     ------------   ------------        ---
TOTAL                                                    $(3,034,454)     $      9,038   $ (3,043,492)        --
                                                         ============     ============   ============        ===

* Other financial instruments are forward foreign currency exchange contracts, futures contracts, and swaps not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at 9/30/10 and therefore the Fund did not utilize the external pricing service model adjustments. As a result securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $50,925,784.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
AFFILIATED INVESTMENT COMPANIES++ -- 82.6%
      Wilmington Large-Cap Strategy Fund                             2,229,761   $      23,256,407
      Wilmington Multi-Manager International
         Fund                                                        1,460,827          10,284,221
      Wilmington Multi-Manager Real Asset
         Fund                                                          389,962           5,112,399
      Wilmington Small-Cap Strategy Fund                               428,330           3,752,169
                                                                                 -----------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (Cost $36,085,790)                                                                42,405,196
                                                                                 -----------------
NON-AFFILIATED INVESTMENT COMPANIES -- 17.2%
      iShares iBoxx $ High Yield Corporate
         Bond Fund                                                      20,400           1,829,676
      iShares S&P 500 Index Fund                                        10,550           1,207,869
      PIMCO High Yield Fund - Institutional
         Class                                                         313,326           2,901,402
      Vanguard High-Yield Corporate Fund -
         Admiral Shares                                                508,422           2,898,006
                                                                                 -----------------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
      (Cost $8,090,203)                                                                  8,836,953
                                                                                 -----------------
TOTAL INVESTMENTS -- 99.8%
   (Cost $44,175,993)+                                                           $      51,242,149
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                                              119,937
                                                                                 -----------------
NET ASSETS -- 100.0%                                                             $      51,362,086
                                                                                 =================

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $51,954,851. At September 30, 2010 net unrealized depreciation was $712,702. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,123,806 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,836,508.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                                        LEVEL 2 -     LEVEL 3 -
                                      TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                       SEPTEMBER 30,     LEVEL 1 -      OBSERVABLE   UNOBSERVABLE
                                           2010        QUOTED PRICES      INPUTS        INPUTS
                                      --------------   -------------   -----------   ------------
Affiliated Investment Companies         $42,405,196     $42,405,196        $--            $--
Non-Affiliated Investment Companies       8,836,953       8,836,953         --             --
                                        -----------     -----------        ---            ---
Total                                   $51,242,149     $51,242,149        $--            $--
                                        -----------     -----------        ---            ---

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                    SHARES             VALUE
                                                               ---------------   -----------------
AFFILIATED INVESTMENT COMPANIES++ -- 79.7%
      Wilmington Large-Cap Strategy Fund                             1,003,431   $      10,465,780
      Wilmington Multi-Manager International
         Fund                                                          374,669           2,637,670
      Wilmington Multi-Manager Real Asset
         Fund                                                          204,747           2,684,236
      Wilmington Short/Intermediate-Term
         Bond Fund                                                   3,127,744          34,561,567
      Wilmington Small-Cap Strategy Fund                               240,494           2,106,725
                                                                                 -----------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (Cost $47,801,712)                                                                52,455,978
                                                                                 -----------------
NON-AFFILIATED INVESTMENT COMPANIES -- 20.4%
      iShares Barclays U.S. Treasury
         Inflation Protected Securities
         Index Fund                                                     24,860           2,710,486
      iShares MSCI EAFE Growth Index Fund                               27,600           1,564,644
      iShares MSCI EAFE Value Index Fund                                27,600           1,343,016
      iShares S&P 500 Index Fund                                        11,100           1,270,839
      PIMCO High Yield Fund - Institutional
         Class                                                         353,101           3,269,712
      Vanguard High-Yield Corporate Fund -
         Admiral Shares                                                573,305           3,267,841
                                                                                 -----------------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
      (Cost $12,612,658)                                                                13,426,538
                                                                                 -----------------
TOTAL INVESTMENTS -- 100.1%
   (Cost $60,414,370)+                                                           $      65,882,516
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                            (48,667)
                                                                                 -----------------
NET ASSETS -- 100.0%                                                             $      65,833,849
                                                                                 -----------------

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $61,369,740. At September 30, 2010, net unrealized appreciation was $4,512,776. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,569,700 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $56,924.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
   INVESTMENTS / SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010:

                                                                        LEVEL 2 -      LEVEL 3 -
                                      TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                       SEPTEMBER 30,     LEVEL 1 -      OBSERVABLE   UNOBSERVABLE
                                           2010        QUOTED PRICES      INPUTS        INPUTS
                                      --------------   -------------   -----------   ------------
Affiliated Investment Companies         $52,455,978     $52,455,978        $--            $--
Non-Affiliated Investment Companies      13,426,538      13,426,538         --             --
                                        -----------     -----------        ---            ---
Total                                   $65,882,516     $65,882,516        $--            $--
                                        -----------     -----------        ---            ---

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WT Mutual Fund


By (Signature and Title)* /s/ John J. Kelley
                          ------------------------------------------------------
                          John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John J. Kelley
                          ------------------------------------------------------
                          John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date November 24, 2010


By (Signature and Title)* /s/ John C. McDonnell
                          ------------------------------------------------------
                          John C. McDonnell, Vice President & Chief Financial Officer (principal financial officer)

Date November 24, 2010

* Print the name and title of each signing officer under his or her signature.